                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-08629

                           HARTFORD SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

                P. O. Box 2999, Hartford, Connecticut 06104-2999
                    (Address of Principal Executive Offices)

                            James R. Heavner, Esquire
                                  Life Law Unit
                   The Hartford Financial Services Group, Inc.
                              200 Hopmeadow Street
                           Simsbury, Connecticut 06089
                     (Name and Address of Agent for Service)

Registrant's telephone number, including area code:  (860) 843-8715

Date of fiscal year end: December 31, 2004

Date of reporting period: March 31, 2005

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

 HARTFORD ADVISERS HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                          MARKET
  AMOUNT                                                             VALUE
-----------                                                       -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.5%
              FINANCIAL SERVICES -- 3.5%
$   @14,333   AESOP Funding II LLC, Series $1998-1, Class A
                6.14% due 05/20/06..............................  $    14,374
     16,882   Asset Securitization Corp., Series 1997-D4, Class
                A1D
                7.49% due 04/14/29..............................       17,803
     17,200   Asset Securitization Corp., Series 1997-D5, Class
                A1E
                6.93% due 02/14/41..............................       19,128
      8,450   Bank One Auto Securitization Trust, Series 2003-1,
                Class A3
                1.82% due 09/20/07..............................        8,355
     19,310   Capital Auto Receivables Asset Trust, Series
                2004-1, Class A3
                2.00% due 11/15/07..............................       18,969
      8,540   Capital One Auto Receivables Trust, Series 2003-1,
                Class A4
                2.59% due 09/15/09..............................        8,374
     20,000   Capital One Multi-Asset Execution Trust, Series
                2003-A6, Class A6
                2.95% due 08/17/09..............................       19,677
      3,695   Capital One Prime Auto Receivables Trust, Series
                2003-1, Class A3
                2.02% due 11/15/07..............................        3,658
     20,000   Carmax Auto Owner Trust, Series 2003-2, Class A3
                2.36% due 10/15/07..............................       19,819
      3,255   Centex Home Equity, Series 2005-A, Class AF4
                4.72% due 10/25/31..............................        3,188
     14,441   Chase Commercial Mortgage Securities Corp., Series
                1997-1, Class A2
                7.37% due 06/19/29..............................       15,018
      3,400   Citibank Credit Card Issuance Trust, Series
                2000-B1, Class B1
                7.05% due 09/17/07..............................        3,455
     16,000   Citibank Credit Card Issuance Trust, Series
                2004-A1, Class A1
                2.55% due 01/20/09..............................       15,569
     20,000   Connecticut RRB Special Purpose Trust CL&P, Series
                2001-1, Class A3
                5.73% due 03/30/09..............................       20,403
     13,250   Federal National Mortgage Association, Series
                2630, Class KN
                2.50% due 04/15/13..............................       12,755
     11,983   First Union-Lehman Brothers Commercial Mortgage
                Trust, Series 1997-C1, Class A3
                7.38% due 04/18/29..............................       12,552
     11,470   Harley-Davidson Motorcycle Trust, Series 2004-1,
                Class A2
                2.53% due 11/15/11..............................       11,093
     20,000   Household Automotive Trust, Series 2003-2,
                Class A3
                2.31% due 04/17/08..............................       19,829
     12,790   Nissan Auto Receivables Owner Trust, Series
                2003-A, Class A3
                2.01% due 11/15/07..............................       12,569

 PRINCIPAL                                                          MARKET
  AMOUNT                                                             VALUE
-----------                                                       -----------
              FINANCIAL SERVICES -- (CONTINUED)
$     7,000   Nissan Auto Receivables Owner Trust, Series
                2003-C, Class A3
                2.23% due 03/15/07..............................  $     6,961
     11,593   Onyx Acceptance Auto Trust, Series 2002-C, Class
                A4
                4.07% due 04/15/09..............................       11,614
      4,540   Onyx Acceptance Auto Trust, Series 2004-A,
                Class A3
                2.19% due 03/17/08..............................        4,484
     11,595   Residential Asset Securities Corp., Series
                2004-KS1, Class AI2
                2.463% due 09/25/25.............................       11,449
     19,605   USAA Auto Owner Trust, Series 2004-1, Class A3
                2.06% due 04/15/08..............................       19,281
     20,000   WFS Financial Owner Trust, Series 2004-1, Class A3
                2.19% due 06/20/08..............................       19,711
     10,612   Wells Fargo Mortgage Backed Securities Trust,
                Series 2005-AR2, Class 2A2
                4.57% due 03/25/35..............................       10,500
     11,100   Wells Fargo Mortgage Backed Securities Trust,
                Series 2005-AR4, Class 2A2
                4.543% due 04/25/35.............................       11,008
      9,170   World Omni Auto Receivables Trust, Series 2002-A,
                Class A4
                4.05% due 07/15/09..............................        9,199
                                                                  -----------
              Total collateralized mortgage obligations (cost
                $362,659).......................................  $   360,795
                                                                  ===========
  SHARES
-----------
COMMON STOCKS -- 66.5%
              BANKS -- 5.6%
      3,236   Bank of America Corp. ............................  $   142,699
      6,804   Citigroup, Inc. ..................................      305,788
       +720   Credit Suisse Group...............................       30,795
      2,409   State Street Corp. ...............................      105,300
                                                                  -----------
                                                                      584,582
                                                                  -----------
              BUSINESS SERVICES -- 0.8%
     *3,322   Accenture Ltd. ...................................       80,221
                                                                  -----------
              CHEMICALS -- 1.3%
        610   Air Products & Chemicals, Inc. ...................       38,632
      1,854   du Pont (E.I.) de Nemours & Co. ..................       95,019
                                                                  -----------
                                                                      133,651
                                                                  -----------
              COMMUNICATIONS -- 0.8%
      5,505   Motorola, Inc. ...................................       82,411
                                                                  -----------
              COMPUTERS & OFFICE EQUIPMENT -- 1.9%
      1,478   3M Co. ...........................................      126,641
     *3,337   EMC Corp. ........................................       41,113
      1,161   International Game Technology.....................       30,939
                                                                  -----------
                                                                      198,693
                                                                  -----------

 HARTFORD ADVISERS HLS FUND

 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                    MARKET
  SHARES                                                             VALUE
-----------                                                       -----------
COMMON STOCKS -- (CONTINUED)
              CONSUMER NON-DURABLES -- 2.8%
      1,716   Colgate-Palmolive Co. ............................  $    89,534
     +3,743   Procter & Gamble Co. (The)........................      198,363
                                                                  -----------
                                                                      287,897
                                                                  -----------
              DRUGS -- 9.1%
      2,148   Abbott Laboratories...............................      100,158
     *2,617   Amgen, Inc. ......................................      152,330
        568   AstraZeneca PLC, ADR..............................       22,453
      2,957   Eli Lilly & Co. ..................................      154,070
       *539   Forest Laboratories, Inc. ........................       19,920
    *+1,123   Genzyme Corp. ....................................       64,286
      *+703   Gilead Sciences, Inc. ............................       25,175
     11,238   Pfizer, Inc. .....................................      295,211
      1,175   Schering-Plough Corp. ............................       21,328
      2,215   Wyeth.............................................       93,416
                                                                  -----------
                                                                      948,347
                                                                  -----------
              ELECTRONICS -- 5.5%
     *1,576   Broadcom Corp., Class A...........................       47,157
     *9,259   Cisco Systems, Inc. ..............................      165,647
     +7,914   General Electric Co. .............................      285,390
      3,451   Intel Corp. ......................................       80,164
                                                                  -----------
                                                                      578,358
                                                                  -----------
              ENERGY & SERVICES -- 6.8%
      2,343   ChevronTexaco Corp. ..............................      136,597
        440   ConocoPhillips....................................       47,417
      4,638   ExxonMobil Corp. .................................      276,449
        615   Occidental Petroleum Corp. .......................       43,777
      1,999   Schlumberger Ltd. ................................      140,890
       +514   Total S.A., ADR...................................       60,291
                                                                  -----------
                                                                      705,421
                                                                  -----------
              FINANCIAL SERVICES -- 1.0%
      1,878   Morgan Stanley Dean Witter & Co. .................      107,487
                                                                  -----------
              FOOD, BEVERAGE & TOBACCO -- 4.4%
     +1,484   Anheuser-Busch Cos., Inc. ........................       70,331
      3,453   Coca-Cola Co. (The)...............................      143,903
     +1,994   General Mills, Inc. ..............................       97,995
      2,734   PepsiCo., Inc. ...................................      145,000
                                                                  -----------
                                                                      457,229
                                                                  -----------
              INSURANCE -- 3.8%
     +4,202   American International Group, Inc. ...............      232,816
     +3,068   Marsh & McLennan Cos., Inc. ......................       93,335
     +1,148   St. Paul Travelers Cos., Inc. (The)...............       42,159
       *235   WellPoint, Inc. ..................................       29,507
                                                                  -----------
                                                                      397,817
                                                                  -----------
              MACHINERY -- 2.3%
    *+2,689   Applied Materials, Inc. ..........................       43,700
      1,527   Caterpillar, Inc. ................................      139,629
        792   Deere & Co. ......................................       53,174
                                                                  -----------
                                                                      236,503
                                                                  -----------
              MEDIA & ENTERTAINMENT -- 3.1%
       +454   Gannett Co., Inc. ................................       35,934
     *9,668   Time Warner, Inc. ................................      169,680
       +496   Tribune Co. ......................................       19,756

                                                                    MARKET
  SHARES                                                             VALUE
-----------                                                       -----------
              MEDIA & ENTERTAINMENT -- (CONTINUED)
      1,920   Viacom, Inc., Class B.............................  $    66,888
      1,011   Walt Disney Co. (The).............................       29,040
                                                                  -----------
                                                                      321,298
                                                                  -----------
              MEDICAL INSTRUMENTS & SUPPLIES -- 1.8%
     +1,309   BHP Billiton Ltd., ADR............................       36,617
      2,945   Medtronic, Inc. ..................................      150,022
                                                                  -----------
                                                                      186,639
                                                                  -----------
              METALS, MINERALS & MINING -- 2.5%
     +3,429   Alcoa, Inc. ......................................      104,195
      1,494   Illinois Tool Works, Inc. ........................      133,794
       -821   Rio Tinto PLC.....................................       26,542
                                                                  -----------
                                                                      264,531
                                                                  -----------
              REAL ESTATE INVESTMENT TRUST -- 0.2%
       +648   General Growth Properties, Inc. ..................       22,101
                                                                  -----------
              RETAIL -- 3.8%
      2,141   Costco Wholesale Corp. ...........................       94,585
      3,672   Gap, Inc. (The)...................................       80,188
      3,633   Home Depot, Inc. (The)............................      138,911
        893   Target Corp. .....................................       44,688
        700   Wal-Mart Stores, Inc. ............................       35,077
                                                                  -----------
                                                                      393,449
                                                                  -----------
              RUBBER & PLASTICS PRODUCTS -- 0.9%
      1,122   NIKE, Inc., Class B...............................       93,432
                                                                  -----------
              SOFTWARE & SERVICES -- 4.1%
      2,389   First Data Corp. .................................       93,896
     13,649   Microsoft Corp. ..................................      329,899
                                                                  -----------
                                                                      423,795
                                                                  -----------
              TRANSPORTATION -- 3.3%
      1,807   Lockheed Martin Corp. ............................      110,311
      1,365   Northrop Grumman Corp. ...........................       73,699
      1,649   United Technologies Corp. ........................      167,648
                                                                  -----------
                                                                      351,658
                                                                  -----------
              U.S. GOVERNMENT AGENCIES -- 0.7%
      1,458   Federal National Mortgage Association.............       79,394
                                                                  -----------
              Total common stocks (cost $6,521,091).............  $ 6,934,914
                                                                  ===========
 PRINCIPAL
  AMOUNT
-----------
CORPORATE BONDS: INVESTMENT GRADE -- 11.1%
              BANKS -- 1.3%
$    20,000   Bank of America Corp.
                5.875% due 02/15/09.............................  $    20,906
      1,000   Bank of America Corp.
                6.20% due 02/15/06..............................        1,019
     25,000   Bayerische Landesbank Girozentrale,
                NY Shares
                5.65% due 02/01/09..............................       26,011
      6,500   Citigroup, Inc.
                3.625% due 02/09/09.............................        6,282
     +8,800   Citigroup, Inc.
                6.00% due 10/31/33..............................        9,056

--------------------------------------------------------------------------------

 PRINCIPAL                                                          MARKET
  AMOUNT                                                             VALUE
-----------                                                       -----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
              BANKS -- (CONTINUED)
$     1,000   Citigroup, Inc.
                6.50% due 01/18/11..............................  $     1,086
      8,920   Credit Suisse First Boston USA, Inc.
                4.875% due 01/15/15.............................        8,589
     11,550   HSBC Bank USA N.A.
                3.875% due 09/15/09.............................       11,181
        750   KeyCorp. Capital II
                6.875% due 03/17/29.............................          821
     24,000   Natexis Banques Populaires
                7.00% due 11/14/05..............................       24,425
        750   National City Corp.
                6.875% due 05/15/19.............................          851
        500   Republic New York Capital One
                7.75% due 11/15/26..............................          539
        500   State Street Corp.
                7.65% due 06/15/10..............................          571
     13,400   U.S. Bank N.A.
                4.95% due 10/30/14..............................       13,230
     13,685   Wachovia Bank N.A.
                5.80% due 12/01/08..............................       14,271
      1,000   Wells Fargo Bank N.A.
                6.45% due 02/01/11..............................        1,086
                                                                  -----------
                                                                      139,924
                                                                  -----------
              CHEMICALS -- 0.0%
      4,000   Rohm & Haas Co.
                7.40% due 07/15/09..............................        4,433
                                                                  -----------
              COMMUNICATIONS -- 0.2%
     10,000   Bellsouth Telecommunications
                6.375% due 06/01/28.............................       10,509
      8,500   Deutsche Telekom International Finance BV
                8.75% due 06/15/30..............................       11,117
        750   Telecommunications de Puerto Rico, Inc.
                6.65% due 05/15/06..............................          768
        500   Verizon Global Funding Corp.
                7.25% due 12/01/10..............................          555
       +500   Verizon Global Funding Corp.
                7.75% due 12/01/30..............................          604
      1,250   Vodafone Group PLC
                7.875% due 02/15/30.............................        1,596
                                                                  -----------
                                                                       25,149
                                                                  -----------
              CONSUMER NON-DURABLES -- 0.4%
     13,140   Colgate-Palmolive Co.
                5.58% due 11/06/08..............................       13,688
     21,100   Procter & Gamble Co. (The)
                9.36% due 01/01/21..............................       27,690
                                                                  -----------
                                                                       41,378
                                                                  -----------
              CONSUMER SERVICES -- 0.5%
     36,978   Postal Square LP
                8.95% due 06/15/22..............................       47,240
                                                                  -----------

 PRINCIPAL                                                          MARKET
  AMOUNT                                                             VALUE
-----------                                                       -----------
              DRUGS -- 0.5%
$    21,300   Pharmacia Corp.
                6.60% due 12/01/28..............................  $    24,533
     26,000   Wyeth
                7.25% due 03/01/23..............................       29,753
                                                                  -----------
                                                                       54,286
                                                                  -----------
              EDUCATION -- 0.1%
     10,900   Harvard University
                8.125% due 04/15/07.............................       11,756
                                                                  -----------
              ELECTRICAL EQUIPMENT -- 0.6%
     30,000   Danaher Corp.
                6.00% due 10/15/08..............................       31,481
     24,950   Rockwell Automation, Inc.
                6.70% due 01/15/28..............................       28,738
                                                                  -----------
                                                                       60,219
                                                                  -----------
              ELECTRONICS -- 0.3%
     34,425   General Electric Co.
                5.00% due 02/01/13..............................       34,375
        500   Heller Financial, Inc.
                6.375% due 03/15/06.............................          511
                                                                  -----------
                                                                       34,886
                                                                  -----------
              ENERGY & SERVICES -- 0.1%
     12,250   Amoco Co.
                6.50% due 08/01/07..............................       12,858
      1,000   ConocoPhillips Holding Co.
                6.95% due 04/15/29..............................        1,192
      1,000   Texaco Capital, Inc.
                8.625% due 06/30/10.............................        1,184
                                                                  -----------
                                                                       15,234
                                                                  -----------
              FINANCIAL SERVICES -- 1.2%
     30,000   AXA Financial, Inc.
                7.00% due 04/01/28..............................       34,455
    @17,000   Berkshire Hathaway Finance Corp.
                4.85% due 01/15/15..............................       16,641
    @16,355   ERAC USA Finance Co.
                7.35% due 06/15/08..............................       17,656
     27,025   Morgan (J.P.) Chase & Co.
                5.125% due 09/15/14.............................       26,597
      1,250   Santandar Central Hispano Issuances Ltd.
                7.625% due 11/03/09.............................        1,395
     30,000   Toyota Motor Credit Corp.
                5.50% due 12/15/08..............................       31,052
                                                                  -----------
                                                                      127,796
                                                                  -----------
              FOOD, BEVERAGE & TOBACCO -- 0.7%
        750   Anheuser Busch Cos., Inc.
                7.55% due 10/01/30..............................          958
     16,500   Coca-Cola Enterprises, Inc.
                6.75% due 09/15/28..............................       18,959
        500   Coca-Cola Enterprises, Inc.
                8.50% due 02/01/22..............................          659
     19,555   ConAgra Foods, Inc.
                7.875% due 09/15/10.............................       22,353
     26,400   PepsiAmericas, Inc.
                6.375% due 05/01/09.............................       27,988
                                                                  -----------
                                                                       70,917
                                                                  -----------

 HARTFORD ADVISERS HLS FUND

 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

 PRINCIPAL                                                          MARKET
  AMOUNT                                                             VALUE
-----------                                                       -----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
              FOREST & PAPER PRODUCTS -- 0.1%
$    10,225   Weyerhaeuser Co.
                7.375% due 03/15/32.............................  $    11,954
                                                                  -----------
              INSURANCE -- 1.6%
     16,800   ACE INA Holdings, Inc.
                5.875% due 06/15/14.............................       17,097
        500   American General Corp.
                6.625% due 02/15/29.............................          563
     10,000   Cincinnati Financial Corp.
                6.90% due 05/15/28..............................       11,115
    @27,000   Jackson National Life Insurance Co.
                8.15% due 03/15/27..............................       34,436
     @8,750   Liberty Mutual Group
                5.75% due 03/15/14..............................        8,600
    @30,000   New England Mutual Life Insurance Co.
                7.875% due 02/15/24.............................       37,374
     @1,250   Prudential Insurance Co. of America
                6.375% due 07/26/06.............................        1,291
     +1,000   Reliastar Financial Corp.
                8.00% due 10/30/06..............................        1,059
     27,600   Torchmark Corp.
                8.25% due 08/15/09..............................       30,849
     15,000   UnitedHealth Group, Inc.
                4.75% due 02/10/14..............................       14,577
     15,000   UnitedHealth Group, Inc.
                5.00% due 08/15/14..............................       14,867
                                                                  -----------
                                                                      171,828
                                                                  -----------
              MEDIA & ENTERTAINMENT -- 0.8%
    @13,500   COX Communications, Inc.
                5.45% due 12/15/14..............................       13,142
     30,000   Comcast Cable Communications
                6.875% due 06/15/09.............................       32,189
      1,000   Comcast Cable Communications
                8.50% due 05/01/27..............................        1,284
     10,400   Tribune Co.
                7.50% due 07/01/23..............................       12,281
     20,000   Walt Disney Co. (The)
                6.375% due 03/01/12.............................       21,499
                                                                  -----------
                                                                       80,395
                                                                  -----------
              MEDICAL INSTRUMENTS & SUPPLIES -- 0.2%
     22,000   Becton, Dickinson & Co.
                6.70% due 08/01/28..............................       25,159
                                                                  -----------
              METALS, MINERALS & MINING -- 0.3%
     30,000   Alcan, Inc.
                7.25% due 11/01/28..............................       36,031
                                                                  -----------
              REAL ESTATE INVESTMENT TRUST -- 0.2%
     20,000   Liberty Property LP
                7.25% due 08/15/07..............................       21,080
                                                                  -----------
              RETAIL -- 0.6%
      3,205   CVS Corp.
                4.875% due 09/15/14.............................        3,158
     20,200   Target Corp.
                5.875% due 11/01/08.............................       21,145
     30,000   Wal-Mart Stores, Inc.
                6.875% due 08/10/09.............................       32,682
                                                                  -----------
                                                                       56,985
                                                                  -----------

 PRINCIPAL                                                          MARKET
  AMOUNT                                                             VALUE
-----------                                                       -----------
              TRANSPORTATION -- 0.7%
$    15,000   Fedex Corp.
                3.50% due 04/01/09..............................  $    14,426
    +25,000   General Motors Acceptance Corp.
                5.625% due 05/15/09.............................       22,807
     +9,880   General Motors Acceptance Corp.
                6.75% due 12/01/14..............................        8,534
    @15,358   SCL Terminal Aereo Santiago S.A.
                6.95% due 07/01/12..............................       16,001
                                                                  -----------
                                                                       61,768
                                                                  -----------
              UTILITIES -- 0.7%
      1,000   Alabama Power Co.
                7.125% due 10/01/07.............................        1,068
     40,000   Kansas City Power & Light Co.
                7.125% due 12/15/05.............................       40,926
     17,285   Northern Border Pipeline Co.
                7.75% due 09/01/09..............................       19,157
        750   TransCanada PipeLines Ltd.
                6.49% due 01/21/09..............................          791
                                                                  -----------
                                                                       61,942
                                                                  -----------
              Total corporate bonds: investment grade (cost
                $1,093,914).....................................  $ 1,160,360
                                                                  ===========
U.S. GOVERNMENT AGENCIES -- 0.9%
              FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.2%
$    24,108   5.00% due 01/01/19 -- 06/01/19....................  $    24,109
          1   9.00% due 03/01/21................................            2
                                                                  -----------
                                                                       24,111
                                                                  -----------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.7%
     12,682   5.00% due 05/15/33 -- 09/15/34....................       12,528
     15,836   6.00% due 06/15/24 -- 10/15/33....................       16,315
      6,683   6.50% due 03/15/26 -- 06/15/28....................        6,997
     28,304   7.00% due 06/15/26 -- 11/15/32....................       29,934
        218   7.50% due 09/15/23................................          235
      4,445   8.00% due 09/15/26 -- 02/15/31....................        4,793
        275   9.00% due 06/20/16 -- 01/15/23....................          301
                                                                  -----------
                                                                       71,103
                                                                  -----------
              Total U.S. government agencies (cost $94,307).....  $    95,214
                                                                  ===========
U.S. GOVERNMENT SECURITIES -- 15.7%
              TENNESSEE VALLEY AUTHORITY -- 0.5%
$    50,000   6.00% due 03/15/2013..............................  $    54,280

--------------------------------------------------------------------------------

 PRINCIPAL                                                          MARKET
  AMOUNT                                                             VALUE
-----------                                                       -----------
U.S. GOVERNMENT SECURITIES -- (CONTINUED)
              U.S. TREASURY BONDS -- 9.1%
$+++539,050   1.50% due 03/31/06................................  $   528,838
    +68,500   5.375% due 02/15/31...............................       74,657
   +300,000   6.25% due 08/15/23................................      349,301
                                                                  -----------
                                                                      952,796
                                                                  -----------
              U.S. TREASURY NOTES -- 6.1%
   +474,950   2.375% due 08/15/06...............................      466,991
    +62,300   3.00% due 11/15/07................................       60,947
   +100,000   3.25% due 08/15/08................................       97,594
                                                                  -----------
                                                                      625,532
                                                                  -----------
              Total U.S. government securities (cost
                $1,614,074).....................................  $ 1,632,608
                                                                  ===========
  SHARES
-----------
SHORT-TERM SECURITIES -- 20.2%
              INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
              SECURITIES -- 18.1%
  1,888,172   BNY Institutional Cash Reserves Fund..............  $ 1,888,172
                                                                  -----------
 PRINCIPAL
  AMOUNT
-----------
              REPURCHASE AGREEMENTS -- 2.1%
$    17,604   ABN Amro Joint Repurchase Agreement, dated
                03/31/05; Proceeds at maturity
                $17,605 (Collateralized by U.S. Treasury Bills,
                2.66% due 06/02/05 -- 06/09/05.)
                2.64% due 04/01/05..............................  $    17,604
     24,646   ABN Amro Joint TriParty Repurchase Agreement,
                dated 03/31/05; Proceeds at maturity $24,648
                (Collateralized by Federal Home Loan Mortgage
                Corp., 1.875% -- 10.00% due 02/06/06 -- 02/01/32
                and Federal Home Loan Bank, 2.25% -- 3.875% due
                10/21/05 -- 08/14/09.) 2.80% due 04/01/05.......       24,646
     12,574   Deutsche Bank Securities Joint TriParty Repurchase
                Agreement, dated 03/31/05;
                Proceeds at maturity $12,575 (Collateralized by
                Federal Home Loan
                Mortgage Corp., 4.50% -- 5.50% due
                11/01/17 -- 01/01/35 and Federal National
                Mortgage Association, 4.00% -- 6.50% due
                02/01/19 -- 12/01/34.)
                2.85% due 04/01/05..............................       12,574
     49,794   J.P. Morgan Chase Joint TriParty Repurchase
                Agreement, dated 03/31/05;
                Proceeds at maturity $49,798 (Collateralized by
                Federal National Mortgage Association,
                4.00% -- 10.50% due 02/01/06 -- 03/01/35.)
                2.87% due 04/01/05..............................       49,794

 PRINCIPAL                                                          MARKET
  AMOUNT                                                             VALUE
-----------                                                       -----------
              REPURCHASE AGREEMENTS -- (CONTINUED)
$     9,557   Lehman Brothers Joint TriParty Repurchase
                Agreement, dated 03/31/05;
                Proceeds at maturity $9,557 (Collateralized by
                Federal National Mortgage Association,
                3.50% -- 7.50% due 08/01/13 -- 03/01/35 and
                Government National Mortgage Association, 8.00%
                due 06/25/17.)
                2.83% due 04/01/05..............................  $     9,557
      1,824   UBS Securities Joint Repurchase Agreement, dated
                03/31/05; Proceeds at
                maturity $1,824 (Collateralized by Treasury
                Inflation Protected Securities,
                3.375% due 04/15/32.)
                2.66% due 04/01/05..............................        1,824
    107,133   UBS Securities Joint TriParty Repurchase
                Agreement, dated 03/31/05;
                Proceeds at maturity $107,142 (Collateralized by
                Federal Home Loan
                Mortgage Corp., 4.00% -- 11.50% due
                05/01/05 -- 04/01/35 and Federal National
                Mortgage Association, 3.50% -- 11.50% due
                09/01/05 -- 03/01/35).
                2.88% due 04/01/05..............................      107,133
                                                                  -----------
                                                                      223,132
                                                                  -----------
              Total short-term securities (cost $2,111,304).....  $ 2,111,304
                                                                  ===========
              INVESTMENTS IN SECURITIES AT VALUE
                (TOTAL COST $11,797,349s) -- 117.9%.............   12,295,195
              OTHER ASSETS, LESS LIABILITIES -- (17.9%).........   (1,866,689)
                                                                  -----------
              NET ASSETS -- 100.0%..............................  $10,428,506
                                                                  ===========

Note: Market value of investments in foreign securities represents 2.4% of total net assets as of March 31, 2005.

    *  Non-income producing during the period.

    +  All or a portion of this security was on loan as of March 31, 2005.

    @  Securities exempt from under Rule 144A of the Securities Act of 1933.
       These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the market value of these securities amounted to $159,515 or 1.5% of the total net assets.

    - Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of March 31, 2005, was $26,542, which represents 0.3% of the total net assets.

 HARTFORD ADVISERS HLS FUND

 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

    S At March 31, 2005, the cost of securities for federal income tax purposes is $11,833,308 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $ 851,506
       Unrealized depreciation..................................................   (389,619)
                                                                                  ---------
       Net Unrealized appreciation..............................................  $ 461,887
                                                                                  =========

   ++  The Fund had 1,345 10 year U.S. Treasury Notes June 2005 Futures contracts open as of March 31, 2005. These contracts had a value of ($146,962) as of March 31, 2005 and were collateralized by various U.S. Treasury Notes, with a market value of
       $1,275.

For information regarding the Fund's policy on valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 HARTFORD CAPITAL APPRECIATION HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                   MARKET
  SHARES                                                            VALUE
----------                                                       -----------
COMMON STOCKS -- 97.7%
             BANKS -- 8.9%
    +3,216   American Capital Strategies Ltd. .................  $   101,021
    +2,161   Capital One Financial Corp. ......................      161,548
     6,531   Citigroup, Inc. ..................................      293,521
     7,251   Countrywide Financial Corp. ......................      235,354
    -1,650   EFG Eurobank Ergasias S.A. .......................       50,750
      +-14   Mitsubishi Tokyo Financial Group, Inc. ...........      123,184
  -175,000   PT Bank Rakyat Indonesia..........................       52,612
    +3,774   Unibanco-Uniao de Bancos Brasileiros S.A., GDR....      129,764
                                                                 -----------
                                                                   1,147,754
                                                                 -----------
             BUSINESS SERVICES -- 0.9%
     2,135   Fluor Corp. ......................................      118,338
                                                                 -----------
             CHEMICALS -- 3.2%
     2,642   Dow Chemical Co. (The)............................      131,694
     5,063   Lyondell Chemical Co. ............................      141,356
     2,125   Monsanto Co. .....................................      137,063
                                                                 -----------
                                                                     410,113
                                                                 -----------
             COMMUNICATIONS -- 6.1%
     6,722   AT&T Corp. .......................................      126,039
     2,587   America Movil S.A. de C.V., ADR...................      133,479
     *@@--   Freescale Semiconductor, Inc., Class B............           --
     5,439   SBC Communications, Inc. .........................      128,857
    14,861   Sprint Corp.-FON Group............................      338,095
    +1,224   Turkcell Iletisim Hizmetleri......................       20,903
   *+2,061   UTStarcom, Inc. ..................................       22,566
   *+5,200   ZTE Corp. ........................................       17,201
                                                                 -----------
                                                                     787,140
                                                                 -----------
             COMPUTERS & OFFICE EQUIPMENT -- 4.4%
   *10,009   EMC Corp. ........................................      123,307
   -46,004   HON HAI Precision Industry........................      203,712
     1,433   International Business Machines Corp. ............      130,975
    +5,900   Symbol Technologies, Inc. ........................       85,487
     @-698   TRW Automotive HL Private Placement...............       12,199
     *+563   TRW Automotive Holdings Corp. ....................       10,935
                                                                 -----------
                                                                     566,615
                                                                 -----------
             CONSTRUCTION -- 0.7%
   +-1,439   Holcim Ltd. ......................................       88,535
                                                                 -----------
             CONSUMER NON-DURABLES -- 3.7%
    +3,541   McKesson Corp. ...................................      133,661
     6,800   Tyco International Ltd. ..........................      229,854
   *+7,738   Xerox Corp. ......................................      117,228
                                                                 -----------
                                                                     480,743
                                                                 -----------
             DRUGS -- 3.1%
      *529   Amgen, Inc. ......................................       30,793
    +2,283   AstraZeneca PLC, ADR..............................       90,247
   *+3,009   Forest Laboratories, Inc. ........................      111,171
   *+1,324   IVAX Corp. .......................................       26,172
    *3,682   Millennium Pharmaceuticals, Inc. .................       31,004
     1,040   Novartis AG ADR...................................       48,647
   *+1,385   OSI Pharmaceuticals, Inc. ........................       57,266
                                                                 -----------
                                                                     395,300
                                                                 -----------

                                                                   MARKET
  SHARES                                                            VALUE
----------                                                       -----------
             ELECTRONICS -- 8.2%
    *7,314   Altera Corp. .....................................  $   144,661
     3,318   Amphenol Corp. ...................................      122,891
     8,200   General Electric Co. .............................      295,692
      -992   Samsung Electronics Co., Ltd. ....................      488,920
                                                                 -----------
                                                                   1,052,164
                                                                 -----------
             ENERGY & SERVICES -- 7.8%
     1,833   ConocoPhillips....................................      197,649
    +5,045   Devon Energy Corp. ...............................      240,894
    +2,145   Petro-Canada......................................      124,115
     3,275   Suncor Energy, Inc. ..............................      131,688
       538   Valero Energy Corp. ..............................       39,419
   *+1,853   Weatherford International Ltd. ...................      107,345
    +5,069   XTO Energy, Inc. .................................      166,463
                                                                 -----------
                                                                   1,007,573
                                                                 -----------
             FINANCIAL SERVICES -- 4.4%
     2,507   Goldman Sachs Group, Inc. ........................      275,745
   +-1,068   Orix Corp. .......................................      136,113
   @-2,186   Spirit Finance Corp. .............................       23,737
      *175   Spirit Finance Corp. .............................        1,902
     +-790   Takefuji Corp. ...................................       53,110
       947   UBS AG............................................       79,952
                                                                 -----------
                                                                     570,559
                                                                 -----------
             FOOD, BEVERAGE & TOBACCO -- 1.7%
    +4,116   Bunge Ltd. .......................................      221,759
                                                                 -----------
             FOREST & PAPER PRODUCTS -- 1.0%
      @@--   Neenah Paper, Inc. ...............................           --
   *+8,500   Smurfit-Stone Container Corp. ....................      131,495
                                                                 -----------
                                                                     131,495
                                                                 -----------
             HOTELS & GAMING -- 1.1%
     2,337   Starwood Hotels & Resorts Worldwide, Inc. ........      140,308
                                                                 -----------
             INSURANCE -- 7.8%
     5,503   Ace Ltd. .........................................      227,101
     6,465   American International Group, Inc. ...............      358,221
     3,436   Assurant, Inc. ...................................      115,797
    +2,888   Marsh & McLennan Cos., Inc. ......................       87,847
     4,097   St. Paul Travelers Cos., Inc. (The)...............      150,486
      *520   WellPoint, Inc. ..................................       65,157
                                                                 -----------
                                                                   1,004,609
                                                                 -----------
             MACHINERY -- 4.0%
     1,807   Deere & Co. ......................................      121,290
     1,772   Ingersoll Rand Co. ...............................      141,156
   *+1,388   Lam Research Corp. ...............................       40,066
   *+2,162   National Oilwell Varco, Inc. .....................      100,950
    +1,768   Parker-Hannifin Corp. ............................      107,694
                                                                 -----------
                                                                     511,156
                                                                 -----------
             MEDIA & ENTERTAINMENT -- 5.3%
   *+2,500   Cablevision Systems Corp. ........................       70,125
   *+4,182   Comcast Corp. ....................................      139,665
   *+1,565   Liberty Media International, Inc. ................       68,431
  +-10,246   Publishing & Broadcasting Ltd. ...................      121,738
    *7,020   Time Warner, Inc. ................................      123,194

 HARTFORD CAPITAL APPRECIATION HLS FUND

 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                   MARKET
  SHARES                                                            VALUE
----------                                                       -----------
COMMON STOCKS -- (CONTINUED)
             MEDIA & ENTERTAINMENT -- (CONTINUED)
     5,407   Walt Disney Co. (The).............................  $   155,346
                                                                 -----------
                                                                     678,499
                                                                 -----------
             MEDICAL INSTRUMENTS & SUPPLIES -- 1.8%
    +2,000   BHP Billiton Ltd., ADR............................       55,960
   +-2,134   Sanofi-Aventis....................................      180,212
                                                                 -----------
                                                                     236,172
                                                                 -----------
             METALS, MINERALS & MINING -- 9.5%
     4,496   Allegheny Technologies, Inc. .....................      108,401
    +3,645   Cameco Corp. .....................................      161,242
    +3,668   Companhia Vale do Rio Doce ADR....................      115,947
     2,238   Engelhard Corp. ..................................       67,195
    +2,287   Freeport-McMoRan Copper & Gold, Inc., Class B.....       90,576
   *+2,500   Inco Ltd. ........................................       99,500
    -5,831   Rio Tinto PLC.....................................      188,524
     5,032   Teck Cominco Ltd. ................................      186,552
    +1,361   United States Steel Corp. ........................       69,202
    -6,893   Xstrata PLC.......................................      131,569
                                                                 -----------
                                                                   1,218,708
                                                                 -----------
             REAL ESTATE -- 0.4%
  +-35,043   Hang Lung Properties Ltd. ........................       50,672
                                                                 -----------
             REAL ESTATE INVESTMENT TRUST -- 1.2%
    +2,035   General Growth Properties, Inc. ..................       69,395
     2,071   iStar Financial, Inc. ............................       85,267
                                                                 -----------
                                                                     154,662
                                                                 -----------
             RETAIL -- 1.7%
   *+4,000   Huntsman Corp. ...................................       93,280
    +1,183   Neiman-Marcus Group, Inc. ........................      108,247
      *810   Office Depot, Inc. ...............................       17,955
                                                                 -----------
                                                                     219,482
                                                                 -----------
             SOFTWARE & SERVICES -- 4.6%
    +2,504   Cognex Corp. .....................................       62,287
    *2,370   Electronic Arts, Inc. ............................      122,724
     5,946   Microsoft Corp. ..................................      143,722
    *9,080   Oracle Corp. .....................................      113,312
   *+4,267   Yahoo!, Inc. .....................................      144,651
                                                                 -----------
                                                                     586,696
                                                                 -----------
             TRANSPORTATION -- 6.2%
      @438   Ace Aviation Holdings.............................       13,719
      *631   Ace Aviation Holdings.............................       19,763
 *+108,041   Air China Ltd. ...................................       39,133
     4,024   Boeing Co. (The)..................................      235,214
   *+3,738   JetBlue Airways Corp. ............................       71,170
   +-8,254   Toyota Motor Corp. ...............................      305,960
     1,281   United Technologies Corp. ........................      130,206
                                                                 -----------
                                                                     815,165
                                                                 -----------
             Total common stocks (cost $11,159,619)............  $12,594,217
                                                                 ===========
                                                                   MARKET
  SHARES                                                            VALUE
----------                                                       -----------
WARRANTS -- 0.3%
             COMMUNICATIONS -- 0.3%
    @4,556   Icici Bank Ltd. ..................................  $    43,145
                                                                 -----------
             Total warrants (cost $31,851).....................  $    43,145
                                                                 ===========
SHORT-TERM SECURITIES -- 11.3%
             INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
             SECURITIES -- 9.9%
 1,269,802   State Street Navigator Securities Lending Prime
               Portfolio.......................................  $ 1,269,802
                                                                 -----------
PRINCIPAL
  AMOUNT
----------
             REPURCHASE AGREEMENTS -- 1.4%
$   14,251   ABN Amro Joint Repurchase Agreement, dated
               03/31/05; Proceeds at maturity $14,251
               (Collateralized by U.S. Treasury Bills, 2.66%
               due 06/02/05 -- 06/09/05.) 2.64% due 04/01/05...  $    14,251
    19,951   ABN Amro Joint TriParty Repurchase Agreement,
               dated 03/31/05; Proceeds at maturity $19,952
               (Collateralized by Federal Home Loan Mortgage
               Corp., 1.875% -- 10.00% due 02/06/06 -- 02/01/32
               and Federal Home Loan Bank, 2.25% -- 3.875% due
               10/21/05 -- 08/14/09.) 2.80% due 04/01/05.......       19,951
    10,179   Deutsche Bank Securities Joint TriParty Repurchase
               Agreement, dated 03/31/05; Proceeds at maturity
               $10,180 (Collateralized by Federal Home Loan
               Mortgage Corp., 4.50% -- 5.50% due
               11/01/17 -- 01/01/35 and Federal National
               Mortgage Association, 4.00% -- 6.50% due
               02/01/19 -- 12/01/34.) 2.85% due 04/01/05.......       10,179
    40,309   J.P. Morgan Chase Joint TriParty Repurchase
               Agreement, dated 03/31/05; Proceeds at maturity
               $40,312 (Collateralized by Federal National
               Mortgage Association, 4.00% -- 10.50% due
               02/01/06 -- 03/01/35.) 2.87% due 04/01/05.......       40,309
     7,736   Lehman Brothers Joint TriParty Repurchase
               Agreement, dated 03/31/05; Proceeds at maturity
               $7,736 (Collateralized by Federal National
               Mortgage Association, 3.50% -- 7.50% due
               08/01/13 -- 03/01/35 and Government National
               Mortgage Association, 8.00% due 06/25/17.) 2.83%
               due 04/01/05....................................        7,736
     1,476   UBS Securities Joint Repurchase Agreement, dated
               03/31/05; Proceeds at maturity $1,476
               (Collateralized by Treasury Inflation Protected
               Securities, 3.375% due 04/15/32.) 2.66% due
               04/01/05........................................        1,476

--------------------------------------------------------------------------------

PRINCIPAL                                                          MARKET
  AMOUNT                                                            VALUE
----------                                                       -----------
SHORT-TERM SECURITIES -- (CONTINUED)
             REPURCHASE AGREEMENTS -- (CONTINUED)
$   86,725   UBS Securities Joint TriParty Repurchase
               Agreement, dated 03/31/05; Proceeds at maturity
               $86,732 (Collateralized by Federal Home Loan
               Mortgage Corp., 4.00% -- 11.50% due 05/01/05 --
               04/01/35 and Federal National Mortgage
               Association, 3.50% -- 11.50% due
               09/01/05 -- 03/01/35). 2.88% due 04/01/05.......  $    86,725
                                                                 -----------
                                                                     180,627
                                                                 -----------
             Total short-term securities (cost $1,450,429).....  $ 1,450,429
                                                                 ===========
             INVESTMENTS IN SECURITIES AT VALUE (TOTAL COST
               $12,641,899)S -- 109.3%.........................   14,087,791
             OTHER ASSETS, LESS LIABILITIES -- (9.3%)..........   (1,197,615)
                                                                 -----------
             NET ASSETS -- 100.0%..............................  $12,890,176
                                                                 ===========

Note: Market value of investments in foreign securities represents 28.1% of total net assets as of March 31, 2005.

    *  Non-income producing during the period.

    +  All or a portion of this security was on loan as of March 31, 2005.

    @  Securities exempt from under Rule 144A of the Securities Act of 1933.
       These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the market value of these securities amounted to $92,800 or 0.7% of the total net assets.

    - Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of March 31, 2005, was $2,211,547, which represents 17.2% of the total net assets.

   @@ Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.
    S At March 31, 2005, the cost of securities for federal income tax purposes is $12,655,527 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $1,799,294
       Unrealized depreciation..................................................    (367,030)
                                                                                  ----------
       Net Unrealized appreciation..............................................  $1,432,264
                                                                                  ==========

For information regarding the Fund's policy on valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT MARCH 31, 2005

                                                                                        UNREALIZED
                                                  CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                  MARKET VALUE          AMOUNT             DATE            (DEPRECIATION)
-----------                  ------------         --------         ----------         --------------
Canadian Dollars (Buy)         $ 6,963            $ 6,926           4/4/2005               $ 37
Canadian Dollars (Buy)          12,642             12,639           4/5/2005                  3
Canadian Dollars (Buy)          13,394             13,323           4/6/2005                 71
                                                                                           ----
                                                                                           $111
                                                                                           ====

 HARTFORD DISCIPLINED EQUITY HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCKS -- 96.6%
            BANKS -- 11.5%
     845    Bank of America Corp..............................  $   37,242
     245    Capital One Financial Corp........................      18,281
     931    Citigroup, Inc....................................      41,819
     153    Comerica, Inc.                                           8,416
     434    Countrywide Financial Corp........................      14,075
     109    National City Corp................................       3,641
                                                                ----------
                                                                   123,474
                                                                ----------
            BUSINESS SERVICES -- 2.1%
    *378    Accenture Ltd.....................................       9,131
     283    Cendant Corp......................................       5,813
     +91    Omnicom Group, Inc................................       8,042
                                                                ----------
                                                                    22,986
                                                                ----------
            COMMUNICATIONS -- 4.0%
     114    CenturyTel, Inc...................................       3,754
*@@--...    Freescale Semiconductor, Inc., Class B                      --
   1,151    Motorola, Inc.....................................      17,226
    *187    Nextel Communications, Inc., Class A..............       5,309
     +87    Scientific-Atlanta, Inc...........................       2,461
     637    Sprint Corp.-FON Group............................      14,483
                                                                ----------
                                                                    43,233
                                                                ----------
            COMPUTERS & OFFICE EQUIPMENT -- 4.4%
    *497    Dell, Inc.........................................      19,095
     226    International Business Machines Corp..............      20,688
     157    Pitney Bowes, Inc.................................       7,097
                                                                ----------
                                                                    46,880
                                                                ----------
            CONSTRUCTION -- 1.5%
     455    Horton (D.R.), Inc................................      13,298
      57    Lennar Corp.......................................       3,208
                                                                ----------
                                                                    16,506
                                                                ----------
            CONSUMER NON-DURABLES -- 3.7%
     342    Gillette Co. (The)................................      17,259
     155    Procter & Gamble Co. (The)........................       8,236
    +412    Supervalu, Inc....................................      13,744
                                                                ----------
                                                                    39,239
                                                                ----------
            DRUGS -- 9.2%
    +326    Abbott Laboratories...............................      15,193
    *203    Amgen, Inc........................................      11,793
    *+61    Cephalon, Inc.....................................       2,833
    *139    Forest Laboratories, Inc..........................       5,143
   *+244    Genzyme Corp......................................      13,961
    *301    Gilead Sciences, Inc..............................      10,779
    *562    King Pharmaceuticals, Inc.........................       4,666
     702    Pfizer, Inc.......................................      18,433
     426    Schering-Plough Corp..............................       7,725
    +190    Wyeth.............................................       8,023
                                                                ----------
                                                                    98,549
                                                                ----------
            ELECTRONICS -- 5.7%
  *1,097    Cisco Systems, Inc................................      19,624
     413    General Electric Co...............................      14,879
     901    Intel Corp........................................      20,933
     208    Texas Instruments, Inc............................       5,294
                                                                ----------
                                                                    60,730
                                                                ----------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
            ENERGY & SERVICES -- 9.6%
     299    ChevronTexaco Corp................................  $   17,429
     232    ConocoPhillips....................................      25,019
     163    Devon Energy Corp.................................       7,783
     252    ExxonMobil Corp...................................      15,043
     263    Occidental Petroleum Corp.........................      18,691
     197    Unocal Corp.......................................      12,153
      84    Valero Energy Corp................................       6,140
                                                                ----------
                                                                   102,258
                                                                ----------
            EXCHANGE TRADED FUNDS -- 0.2%
      21    Standard & Poor's Depositary Receipts.............       2,419
                                                                ----------
            FINANCIAL SERVICES -- 0.1%
       6    Goldman Sachs Group, Inc..........................         671
                                                                ----------
            FOOD, BEVERAGE & TOBACCO -- 4.5%
     511    Altria Group, Inc.................................      33,426
    +286    UST, Inc..........................................      14,766
                                                                ----------
                                                                    48,192
                                                                ----------
            FOREST & PAPER PRODUCTS -- 4.0%
     360    Kimberly-Clark Corp...............................      23,663
     276    Weyerhaeuser Co...................................      18,920
                                                                ----------
                                                                    42,583
                                                                ----------
            HEALTH SERVICES -- 1.6%
     314    HCA, Inc..........................................      16,826
                                                                ----------
            INSURANCE -- 7.0%
     268    Ace Ltd...........................................      11,073
      86    Aetna, Inc........................................       6,446
      82    Ambac Financial Group, Inc........................       6,144
    *174    Humana, Inc.......................................       5,567
     220    MBIA, Inc.........................................      11,481
     485    St. Paul Travelers Cos., Inc. (The)...............      17,796
    +370    UnumProvident Corp................................       6,296
     143    XL Capital Ltd., Class A..........................      10,320
                                                                ----------
                                                                    75,123
                                                                ----------
            MACHINERY -- 4.8%
      91    Eaton Corp........................................       5,925
     334    Graco, Inc........................................      13,464
     243    Ingersoll Rand Co.................................      19,379
     215    Parker-Hannifin Corp..............................      13,067
                                                                ----------
                                                                    51,835
                                                                ----------
            MEDIA & ENTERTAINMENT -- 3.5%
    *155    Comcast Corp., Class A............................       5,242
      46    McGraw-Hill Cos., Inc. (The)......................       3,979
   *+948    Time Warner, Inc..................................      16,629
     336    Viacom, Inc., Class B.............................      11,689
                                                                ----------
                                                                    37,539
                                                                ----------
            METALS, MINERALS & MINING -- 0.4%
      44    Phelps Dodge Corp.................................       4,486
                                                                ----------
            REAL ESTATE INVESTMENT TRUST -- 0.0%
      10    General Growth Properties, Inc....................         347
                                                                ----------
            RETAIL -- 3.3%
     259    Best Buy Co., Inc.................................      14,005

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            RETAIL -- (CONTINUED)
     522    Limited Brands, Inc...............................  $   12,673
     281    McDonald's Corp...................................       8,741
                                                                ----------
                                                                    35,419
                                                                ----------
            SOFTWARE & SERVICES -- 6.2%
     110    Adobe Systems, Inc................................       7,375
    *105    Electronic Arts, Inc..............................       5,452
     367    First Data Corp...................................      14,417
   1,319    Microsoft Corp....................................      31,876
    *554    Oracle Corp.......................................       6,909
                                                                ----------
                                                                    66,029
                                                                ----------
            TRANSPORTATION -- 4.1%
     111    General Dynamics Corp.............................      11,840
     102    Genuine Parts Co..................................       4,432
     273    United Technologies Corp..........................      27,733
                                                                ----------
                                                                    44,005
                                                                ----------
            U.S. GOVERNMENT AGENCIES -- 1.7%
279.....    Federal Home Loan Mortgage Corp.                        17,601
                                                                ----------
            UTILITIES -- 3.5%
      80    Ameren Corp.......................................       3,940
     240    American Electric Power Co., Inc..................       8,174
     329    Exelon Corp.......................................      15,115
     331    Waste Management, Inc.............................       9,555
                                                                ----------
                                                                    36,784
                                                                ----------
            Total common stocks (cost $947,098)                 $1,033,714
                                                                ==========
SHORT-TERM SECURITIES -- 8.2%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 4.8%
  51,309    BNY Institutional Cash Reserves Fund..............      51,309
       2    Evergreen Institutional Money Market Fund.........           2
                                                                ----------
                                                                    51,311
                                                                ----------
PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENTS -- 3.1%
 $ 2,613    ABN Amro Joint Repurchase Agreement, dated
              03/31/05; Proceeds at maturity $2,613
              (Collateralized by U.S. Treasury Bills, 2.66%
              due 06/02/05 -- 06/09/05.) 2.64% due 04/01/05...  $    2,613

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE
---------                                                       ----------
            REPURCHASE AGREEMENTS -- (CONTINUED)
 $ 3,658    ABN Amro Joint TriParty Repurchase Agreement,
              dated 03/31/05; Proceeds at maturity $3,658
              (Collateralized by Federal Home Loan Mortgage
              Corp., 1.875% -- 10.00% due 02/06/06 -- 02/01/32
              and Federal Home Loan Bank, 2.25% -- 3.875% due
              10/21/05 -- 08/14/09.) 2.80% due 04/01/05.......  $    3,658
   1,866    Deutsche Bank Securities Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $1,867 (Collateralized by Federal Home Loan
              Mortgage Corp., 4.50% -- 5.50% due
              11/01/17 -- 01/01/35 and Federal National
              Mortgage Association, 4.00% -- 6.50% due
              02/01/19 -- 12/01/34.) 2.85% due 04/01/05.......       1,866
   7,391    J.P. Morgan Chase Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $7,392 (Collateralized by Federal National
              Mortgage Association, 4.00% -- 10.50% due
              02/01/06 -- 03/01/35.) 2.87% due 04/01/05.......       7,391
   1,418    Lehman Brothers Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $1,419 (Collateralized by Federal National
              Mortgage Association, 3.50% -- 7.50% due
              08/01/13 -- 03/01/35 and Government National
              Mortgage Association, 8.00% due 06/25/17.) 2.83%
              due 04/01/05....................................       1,418
     271    UBS Securities Joint Repurchase Agreement, dated
              03/31/05; Proceeds at maturity $271
              (Collateralized by Treasury Inflation Protected
              Securities, 3.375% due 04/15/32.) 2.66% due
              04/01/05........................................         271
  15,902    UBS Securities Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $15,903 (Collateralized by Federal Home Loan
              Mortgage Corp., 4.00% -- 11.50% due
              05/01/05 -- 04/01/35 and Federal National
              Mortgage Association, 3.50% -- 11.50% due
              09/01/05 -- 03/01/35). 2.88% due 04/01/05.......      15,902
                                                                ----------
                                                                    33,119
                                                                ----------
            REPURCHASE AGREEMENTS HELD AS COLLATERAL ON LOANED
            SECURITIES -- 0.3%
   3,202    Lehman Brothers Joint Repurchase Agreement, dated
              03/31/05; Proceeds at maturity $3,202
              (Collateralized by FICO Strip, 8.60% due
              09/26/19.)
              2.76% due 04/01/05..............................       3,202
                                                                ----------
            Total short-term securities (cost $87,632)........  $   87,632
                                                                ==========
            INVESTMENTS IN SECURITIES AT VALUE (TOTAL COST
              $1,034,730)S -- 104.8%                             1,121,346
            OTHER ASSETS, LESS LIABILITIES -- (4.8%)..........     (51,359)
                                                                ----------
            NET ASSETS -- 100.0%..............................  $1,069,987
                                                                ==========

 HARTFORD DISCIPLINED EQUITY HLS FUND

 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

    *  Non-income producing during the period.

    +  All or a portion of this security was on loan as of March 31, 2005.

@@... Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

    S At March 31, 2005, the cost of securities for federal income tax purposes is $1,038,198 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $109,703
       Unrealized depreciation..................................................   (26,555)
                                                                                  --------
       Net Unrealized appreciation..............................................  $ 83,148
                                                                                  ========


   ++ The Fund had 475 Emini Standard & Poor's 500 June 2005 Futures contracts open as of March 31, 2005. These contracts had a value of $28,120 as of March 31, 2005 and were collateralized by $1,118 of cash.
For information regarding the Fund's policy on valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 HARTFORD DIVIDEND AND GROWTH HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCKS -- 95.9%
            BANKS -- 8.8%
   3,030    Bank of America Corp. ............................  $  133,627
   3,762    Citigroup, Inc. ..................................     169,076
   2,003    MBNA Corp. .......................................      49,164
  +1,541    Morgan (J.P.) Chase & Co. ........................      53,307
   1,166    State Street Corp. ...............................      50,982
   1,767    Synovus Financial Corp. ..........................      49,240
     583    Zions Bancorp.....................................      40,204
                                                                ----------
                                                                   545,600
                                                                ----------
            CHEMICALS -- 4.1%
     923    Avery Dennison Corp. .............................      57,161
   2,639    du Pont (E.I.) de Nemours & Co. ..................     135,239
   1,274    Rohm & Haas Co. ..................................      61,162
                                                                ----------
                                                                   253,562
                                                                ----------
            COMMUNICATIONS -- 5.4%
     897    BellSouth Corp. ..................................      23,580
   4,411    Motorola, Inc. ...................................      66,036
   3,680    SBC Communications, Inc. .........................      87,177
    +389    Sony Corp., ADR...................................      15,584
  +1,481    Sprint Corp.-FON Group............................      33,686
   3,120    Verizon Communications, Inc. .....................     110,747
                                                                ----------
                                                                   336,810
                                                                ----------
            COMPUTERS & OFFICE EQUIPMENT -- 3.4%
  *2,173    EMC Corp. ........................................      26,771
     275    Hewlett-Packard Co. ..............................       6,029
   1,358    International Business Machines Corp. ............     124,121
   1,231    Pitney Bowes, Inc. ...............................      55,529
                                                                ----------
                                                                   212,450
                                                                ----------
            CONSUMER NON-DURABLES -- 3.2%
     354    Cardinal Health, Inc. ............................      19,742
     978    Colgate-Palmolive Co. ............................      51,033
     912    Gillette Co. (The)................................      46,023
     577    McKesson Corp. ...................................      21,778
    +445    Procter & Gamble Co. (The)........................      23,574
 *+2,558    Xerox Corp. ......................................      38,749
                                                                ----------
                                                                   200,899
                                                                ----------
            DRUGS -- 7.4%
   2,786    Abbott Laboratories...............................     129,899
   1,321    AstraZeneca PLC, ADR..............................      52,223
   1,203    Eli Lilly & Co. ..................................      62,676
     761    Novartis AG ADR...................................      35,618
   1,675    Pfizer, Inc. .....................................      43,996
   3,728    Schering-Plough Corp. ............................      67,658
   1,498    Wyeth.............................................      63,186
                                                                ----------
                                                                   455,256
                                                                ----------
            ELECTRONICS -- 4.0%
     677    Emerson Electric Co. .............................      43,925
   2,175    General Electric Co. .............................      78,423
  +2,395    Texas Instruments, Inc. ..........................      61,056
    +991    Whirlpool Corp. ..................................      67,107
                                                                ----------
                                                                   250,511
                                                                ----------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
            ENERGY & SERVICES -- 15.6%
     708    Anadarko Petroleum Corp. .........................  $   53,886
   1,569    BP PLC, ADR.......................................      97,906
  +2,442    ChevronTexaco Corp. ..............................     142,405
  +2,047    Encana Corp. .....................................     144,134
   3,619    ExxonMobil Corp. .................................     215,690
     423    Occidental Petroleum Corp. .......................      30,076
   1,489    Royal Dutch Petroleum Co., NY Shares..............      89,406
     933    Schlumberger Ltd. ................................      65,765
  +1,084    Total S.A., ADR...................................     127,101
                                                                ----------
                                                                   966,369
                                                                ----------
            FINANCIAL SERVICES -- 2.2%
     356    Franklin Resources, Inc. .........................      24,446
     981    Merrill Lynch & Co., Inc. ........................      55,496
    +687    UBS AG............................................      58,017
                                                                ----------
                                                                   137,959
                                                                ----------
            FOOD, BEVERAGE & TOBACCO -- 4.3%
   1,612    Altria Group, Inc. ...............................     105,383
   1,645    Coca-Cola Co. (The)...............................      68,551
   1,135    Coca-Cola Enterprises, Inc. ......................      23,294
   1,047    General Mills, Inc. ..............................      51,445
     941    Tyson Foods, Inc. ................................      15,699
                                                                ----------
                                                                   264,372
                                                                ----------
            FOREST & PAPER PRODUCTS -- 4.1%
   1,758    Abitibi-Consolidated, Inc. .......................       8,139
    +454    Bowater, Inc. ....................................      17,091
   1,653    International Paper Co. ..........................      60,821
   1,027    Kimberly-Clark Corp. .............................      67,498
    @@--    Neenah Paper, Inc. ...............................          --
   1,474    Weyerhaeuser Co. .................................     100,969
                                                                ----------
                                                                   254,518
                                                                ----------
            INSURANCE -- 4.7%
     576    Ace Ltd. .........................................      23,788
   1,322    American International Group, Inc. ...............      73,230
    +916    MBIA, Inc. .......................................      47,899
    +995    Marsh & McLennan Cos., Inc. ......................      30,274
     582    Prudential Financial, Inc. .......................      33,413
   1,130    XL Capital Ltd., Class A..........................      81,807
                                                                ----------
                                                                   290,411
                                                                ----------
            MACHINERY -- 2.9%
     583    Caterpillar, Inc. ................................      53,310
     899    Deere & Co. ......................................      60,370
   1,067    Parker-Hannifin Corp. ............................      65,020
                                                                ----------
                                                                   178,700
                                                                ----------
            MEDIA & ENTERTAINMENT -- 3.8%
 *+1,124    Comcast Corp. ....................................      37,525
 *+1,076    Comcast Corp., Class A............................      36,359
     624    Gannett Co., Inc. ................................      49,346
  *4,037    Time Warner, Inc. ................................      70,851
   1,096    Viacom, Inc., Class B.............................      38,163
                                                                ----------
                                                                   232,244
                                                                ----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 0.8%
   1,393    Baxter International, Inc. .......................      47,338
                                                                ----------

 HARTFORD DIVIDEND AND GROWTH HLS FUND

 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            METALS, MINERALS & MINING -- 2.6%
   2,046    Alcoa, Inc. ......................................  $   62,184
    +990    Companhia Vale do Rio Doce ADR....................      31,302
     505    Rio Tinto PLC, ADR................................      65,563
                                                                ----------
                                                                   159,049
                                                                ----------
            RETAIL -- 3.2%
   1,722    Family Dollar Stores, Inc. .......................      52,292
   2,487    McDonald's Corp. .................................      77,451
   1,935    TJX Cos., Inc. (The)..............................      47,666
     366    Yum! Brands, Inc. ................................      18,979
                                                                ----------
                                                                   196,388
                                                                ----------
            SOFTWARE & SERVICES -- 1.2%
   3,076    Microsoft Corp. ..................................      74,357
                                                                ----------
            TRANSPORTATION -- 7.4%
   2,114    CSX Corp. ........................................      88,061
    +941    Canadian Pacific Railway Ltd. ....................      33,864
     778    General Dynamics Corp. ...........................      83,231
     773    Genuine Parts Co. ................................      33,609
     659    Honeywell International, Inc. ....................      24,525
     934    Norfolk Southern Corp. ...........................      34,594
  +1,960    Southwest Airlines Co. ...........................      27,915
   1,297    Union Pacific Corp. ..............................      90,415
     423    United Technologies Corp. ........................      43,023
                                                                ----------
                                                                   459,237
                                                                ----------
            U.S. GOVERNMENT AGENCIES -- 1.0%
     985    Federal Home Loan Mortgage Corp. .................      62,246
                                                                ----------
            UTILITIES -- 5.8%
    +459    Dominion Resources, Inc. .........................      34,134
   2,208    Exelon Corp. .....................................     101,335
  +1,808    FPL Group, Inc. ..................................      72,599
     865    Pinnacle West Capital Corp. ......................      36,775
  +1,081    Progress Energy, Inc. ............................      45,352
   2,528    Waste Management, Inc. ...........................      72,930
                                                                ----------
                                                                   363,125
                                                                ----------
            Total common stocks (cost $5,147,022).............  $5,941,401
                                                                ==========
SHORT-TERM SECURITIES -- 15.3%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 11.1%
 685,079    BNY Institutional Cash Reserves Fund..............  $  685,079
                                                                ----------
PRINCIPAL                                                        MARKET
 AMOUNT                                                           VALUE
---------                                                       ----------
            REPURCHASE AGREEMENTS -- 4.2%
$ 20,457    ABN Amro Joint Repurchase Agreement, dated
              03/31/05; Proceeds at maturity $20,459
              (Collateralized by U.S. Treasury Bills, 2.66%
              due 06/02/05 -- 06/09/05.) 2.64% due 04/01/05...  $   20,457
  28,640    ABN Amro Joint TriParty Repurchase Agreement,
              dated 03/31/05; Proceeds at maturity $28,642
              (Collateralized by Federal Home Loan Mortgage
              Corp., 1.875% -- 10.00% due 02/06/06 -- 02/01/32
              and Federal Home Loan Bank, 2.25% -- 3.875% due
              10/21/05 -- 08/14/09.) 2.80% due 04/01/05.......      28,640
  14,612    Deutsche Bank Securities Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $14,614 (Collateralized by Federal Home Loan
              Mortgage Corp., 4.50% -- 5.50% due
              11/01/17 -- 01/01/35 and Federal National
              Mortgage Association, 4.00% -- 6.50% due
              02/01/19 -- 12/01/34.) 2.85% due 04/01/05.......      14,612
  57,865    J.P. Morgan Chase Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $57,870 (Collateralized by Federal National
              Mortgage Association, 4.00% -- 10.50% due
              02/01/06 -- 03/01/35.) 2.87% due 04/01/05.......      57,865
  11,105    Lehman Brothers Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $11,106 (Collateralized by Federal National
              Mortgage Association, 3.50% -- 7.50% due
              08/01/13 -- 03/01/35 and Government National
              Mortgage Association, 8.00% due 06/25/17.) 2.83%
              due 04/01/05....................................      11,105
   2,119    UBS Securities Joint Repurchase Agreement, dated
              03/31/05; Proceeds at maturity $2,119
              (Collateralized by Treasury Inflation Protected
              Securities, 3.375% due 04/15/32.) 2.66% due
              04/01/05........................................       2,119

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE
---------                                                       ----------
SHORT-TERM SECURITIES -- (CONTINUED)
            REPURCHASE AGREEMENTS -- (CONTINUED)
$124,497    UBS Securities Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $124,507 (Collateralized by Federal Home Loan
              Mortgage Corp., 4.00% -- 11.50% due
              05/01/05 -- 04/01/35 and Federal National
              Mortgage Association, 3.50% -- 11.50% due
              09/01/05 -- 03/01/35) 2.88% due 04/01/05........  $  124,497
                                                                ----------
                                                                   259,295
                                                                ----------
            Total short-term securities (cost $944,374).......  $  944,374
                                                                ==========
            INVESTMENTS IN SECURITIES AT VALUE (TOTAL COST
              $6,091,396)S -- 111.2%..........................   6,885,775
            OTHER ASSETS, LESS LIABILITIES -- (11.2%).........    (693,192)
                                                                ----------
            NET ASSETS -- 100.0%..............................  $6,192,583
                                                                ==========

Note: Market value of investments in foreign securities represents 12.3% of total net assets as of March 31, 2005.

    *  Non-income producing during the period.

    +  All or a portion of this security was on loan as of March 31, 2005.

   @@ Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

    S At March 31, 2005, the cost of securities for federal income tax purposes is $6,102,291 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $ 933,571
       Unrealized depreciation..................................................   (150,087)
                                                                                  ---------
       Net Unrealized appreciation..............................................  $ 783,484
                                                                                  =========

For information regarding the Fund's policy on valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 HARTFORD EQUITY INCOME HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
COMMON STOCKS -- 98.0%
            BANKS -- 24.9%
    174     Bank of America Corp. ............................  $  7,665
    156     Citigroup, Inc. ..................................     7,028
     24     Comerica, Inc. ...................................     1,338
     34     First Horizon National Corp. .....................     1,387
     97     Morgan (J.P.) Chase & Co. ........................     3,339
    111     National City Corp. ..............................     3,721
     72     PNC Financial Services Group, Inc. ...............     3,695
     65     SunTrust Banks, Inc. .............................     4,673
     52     U.S. Bancorp......................................     1,487
     31     Wachovia Corp. ...................................     1,555
     23     Washington Mutual, Inc. ..........................       908
     56     Wells Fargo & Co. ................................     3,357
                                                                --------
                                                                  40,153
                                                                --------
            CHEMICALS -- 8.2%
     28     Air Products & Chemicals, Inc. ...................     1,785
     92     Dow Chemical Co. (The)............................     4,603
     32     PPG Industries, Inc. .............................     2,289
     88     du Pont (E.I.) de Nemours & Co. ..................     4,530
                                                                --------
                                                                  13,207
                                                                --------
            COMMUNICATIONS -- 4.7%
     75     BellSouth Corp. ..................................     1,984
    116     SBC Communications, Inc. .........................     2,749
     65     Sprint Corp.-FON Group............................     1,467
     39     Verizon Communications, Inc. .....................     1,383
                                                                --------
                                                                   7,583
                                                                --------
            DRUGS -- 5.5%
     58     Abbott Laboratories...............................     2,699
     76     Pfizer, Inc. .....................................     2,004
     98     Wyeth.............................................     4,114
                                                                --------
                                                                   8,817
                                                                --------
            ELECTRICAL EQUIPMENT -- 1.1%
     31     Rockwell Automation, Inc. ........................     1,732
                                                                --------
            ELECTRONICS -- 2.3%
     56     Emerson Electric Co. .............................     3,628
                                                                --------
            ENERGY & SERVICES -- 13.6%
     55     BP PLC, ADR.......................................     3,446
      7     ChevronTexaco Corp. ..............................       436
     63     ConocoPhillips....................................     6,827
    131     ExxonMobil Corp. .................................     7,836
     62     Shell Transport & Trading Co., PLC, ADR...........     3,346
                                                                --------
                                                                  21,891
                                                                --------
            FINANCIAL SERVICES -- 6.7%
     43     Goldman Sachs Group, Inc. ........................     4,756
     76     Merrill Lynch & Co., Inc. ........................     4,313
     29     Morgan Stanley Dean Witter & Co. .................     1,663
                                                                --------
                                                                  10,732
                                                                --------
            FOOD, BEVERAGE & TOBACCO -- 5.1%
     56     Altria Group, Inc. ...............................     3,638
     35     General Mills, Inc. ..............................     1,712

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
            FOOD, BEVERAGE & TOBACCO -- (CONTINUED)
     31     Heinz (H.J.) Co. .................................  $  1,142
     39     Kellogg Co. ......................................     1,668
                                                                --------
                                                                   8,160
                                                                --------
            FOREST & PAPER PRODUCTS -- 2.1%
     33     Kimberly-Clark Corp. .............................     2,143
   @@--     Neenah Paper, Inc. ...............................        --
     18     Weyerhaeuser Co. .................................     1,249
                                                                --------
                                                                   3,392
                                                                --------
            INSURANCE -- 3.0%
     23     Chubb Corp. (The).................................     1,850
     41     XL Capital Ltd., Class A..........................     2,990
                                                                --------
                                                                   4,840
                                                                --------
            MACHINERY -- 4.5%
     80     Caterpillar, Inc. ................................     7,320
                                                                --------
            MEDIA & ENTERTAINMENT -- 1.1%
     23     Gannett Co., Inc. ................................     1,837
                                                                --------
            MEDICAL INSTRUMENTS & SUPPLIES -- 1.5%
     69     Baxter International, Inc. .......................     2,350
                                                                --------
            METALS, MINERALS & MINING -- 2.9%
    153     Alcoa, Inc. ......................................     4,652
                                                                --------
            REAL ESTATE INVESTMENT TRUST -- 0.2%
     12     General Growth Properties, Inc. ..................       406
                                                                --------
            UTILITIES -- 10.6%
     16     Constellation Energy Group, Inc. .................       812
     66     Dominion Resources, Inc. .........................     4,930
     34     Entergy Corp. ....................................     2,431
     74     Exelon Corp. .....................................     3,411
     88     FPL Group, Inc. ..................................     3,551
     25     Scana Corp. ......................................       941
     15     TXU Corp. ........................................     1,179
                                                                --------
                                                                  17,255
                                                                --------
            Total common stocks (cost $150,008)...............  $157,955
                                                                ========
PRINCIPAL
AMOUNT
---------
SHORT-TERM SECURITIES -- 3.4%
            REPURCHASE AGREEMENTS -- 3.4%
 $  428     ABN Amro Joint Repurchase Agreement, dated
              03/31/05; Proceeds at maturity $428
              (Collateralized by U.S. Treasury Bills, 2.66%
              due 06/02/05 -- 06/09/05.) 2.64% due 04/01/05...  $    428
    599     ABN Amro Joint TriParty Repurchase Agreement,
              dated 03/31/05; Proceeds at maturity $599
              (Collateralized by Federal Home Loan Mortgage
              Corp., 1.875% -- 10.00% due 02/06/06 -- 02/01/32
              and Federal Home Loan Bank, 2.25% -- 3.875% due
              10/21/05 -- 08/14/09.) 2.80% due 04/01/05.......       599

--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE
---------                                                       --------
SHORT-TERM SECURITIES -- (CONTINUED)
            REPURCHASE AGREEMENTS -- (CONTINUED)
 $  306     Deutsche Bank Securities Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $306 (Collateralized by Federal Home Loan
              Mortgage Corp., 4.50% -- 5.50% due
              11/01/17 -- 01/01/35 and Federal National
              Mortgage Association, 4.00% -- 6.50% due
              02/01/19 -- 12/01/34.) 2.85% due 04/01/05.......  $    306
  1,211     J.P. Morgan Chase Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $1,211 (Collateralized by Federal National
              Mortgage Association, 4.00% -- 10.50% due
              02/01/06 -- 03/01/35.) 2.87% due 04/01/05.......     1,211
    232     Lehman Brothers Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $232 (Collateralized by Federal National
              Mortgage Association, 3.50% -- 7.50% due
              08/01/13 -- 03/01/35 and Government National
              Mortgage Association, 8.00% due 06/25/17.) 2.83%
              due 04/01/05....................................       232
     44     UBS Securities Joint Repurchase Agreement, dated
              03/31/05; Proceeds at maturity $44
              (Collateralized by Treasury Inflation Protected
              Securities, 3.375% due 04/15/32.) 2.66% due
              04/01/05........................................        44
  2,605     UBS Securities Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $2,605 (Collateralized by Federal Home Loan
              Mortgage Corp., 4.00% -- 11.50% due
              05/01/05 -- 04/01/35 and Federal National
              Mortgage Association, 3.50% -- 11.50% due
              09/01/05 -- 03/01/35). 2.88% due 04/01/05.......     2,605
                                                                --------
            Total short-term securities (cost $5,425).........  $  5,425
                                                                ========
            INVESTMENTS IN SECURITIES AT VALUE (TOTAL COST
              $155,433)S -- 101.4%............................   163,380
            OTHER ASSETS, LESS LIABILITIES -- (1.4%)..........    (2,225)
                                                                --------
            NET ASSETS -- 100.0%..............................  $161,155
                                                                ========

Note: Market value of investments in foreign securities represents 4.2% of total net assets as of March 31, 2005.

   @@ Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

    S At March 31, 2005, the cost of securities for federal income tax purposes is $155,518 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $ 10,417
       Unrealized depreciation..................................................    (2,555)
                                                                                  --------
       Net Unrealized appreciation..............................................  $  7,862
                                                                                  ========

For information regarding the Fund's policy on valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 HARTFORD FOCUS HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                          VALUE
---------                                                       -------
COMMON STOCKS -- 97.8%
            BANKS -- 7.5%
     81     Citigroup, Inc. ..................................  $ 3,654
     58     State Street Corp. ...............................    2,553
                                                                -------
                                                                  6,207
                                                                -------
            BUSINESS SERVICES -- 3.5%
   *122     Accenture Ltd. ...................................    2,951
                                                                -------
            COMMUNICATIONS -- 3.0%
    169     Motorola, Inc. ...................................    2,531
                                                                -------
            COMPUTERS & OFFICE EQUIPMENT -- 2.4%
     75     International Game Technology.....................    1,992
                                                                -------
            CONSUMER NON-DURABLES -- 3.8%
     60     Procter & Gamble Co. (The)........................    3,159
                                                                -------
            DRUGS -- 15.7%
    *47     Amgen, Inc. ......................................    2,713
     66     Eli Lilly & Co. ..................................    3,449
    *30     Genzyme Corp. ....................................    1,717
    197     Pfizer, Inc. .....................................    5,178
                                                                -------
                                                                 13,057
                                                                -------
            ELECTRONICS -- 6.5%
    *82     Broadcom Corp., Class A...........................    2,465
   *166     Cisco Systems, Inc. ..............................    2,974
                                                                -------
                                                                  5,439
                                                                -------
            ENERGY & SERVICES -- 9.1%
     23     ConocoPhillips....................................    2,502
     36     Occidental Petroleum Corp. .......................    2,541
     36     Schlumberger Ltd. ................................    2,502
                                                                -------
                                                                  7,545
                                                                -------
            FINANCIAL SERVICES -- 2.6%
     38     Morgan Stanley Dean Witter & Co. .................    2,147
                                                                -------
            FOOD, BEVERAGE & TOBACCO -- 2.5%
     51     Coca-Cola Co. (The)...............................    2,104
                                                                -------
            INSURANCE -- 7.1%
     57     American International Group, Inc. ...............    3,175
     89     Marsh & McLennan Cos., Inc. ......................    2,707
                                                                -------
                                                                  5,882
                                                                -------
            MACHINERY -- 6.4%
     29     Caterpillar, Inc. ................................    2,661
     40     Deere & Co. ......................................    2,692
                                                                -------
                                                                  5,353
                                                                -------
            MEDIA & ENTERTAINMENT -- 5.9%
     33     Gannett Co., Inc. ................................    2,602
   *132     Time Warner, Inc. ................................    2,324
                                                                -------
                                                                  4,926
                                                                -------
            MEDICAL INSTRUMENTS & SUPPLIES -- 4.5%
     58     BHP Billiton Ltd., ADR............................    1,626
     42     Medtronic, Inc. ..................................    2,125
                                                                -------
                                                                  3,751
                                                                -------

                                                                MARKET
 SHARES                                                          VALUE
---------                                                       -------
            RETAIL -- 3.6%
     78     Home Depot, Inc. (The)............................  $ 2,967
                                                                -------
            SOFTWARE & SERVICES -- 5.0%
    172     Microsoft Corp. ..................................    4,160
                                                                -------
            TRANSPORTATION -- 6.1%
     40     Lockheed Martin Corp. ............................    2,424
     26     United Technologies Corp. ........................    2,674
                                                                -------
                                                                  5,098
                                                                -------
            U.S. GOVERNMENT AGENCIES -- 2.6%
     38     Federal National Mortgage Association.............    2,058
                                                                -------
            Total common stocks (cost $81,242)................  $81,327
                                                                =======
PRINCIPAL
AMOUNT
---------
SHORT-TERM SECURITIES -- 2.3%
            REPURCHASE AGREEMENTS -- 2.3%
  $ 148     ABN Amro Joint Repurchase Agreement, dated
              03/31/05; Proceeds at maturity
              $148 (Collateralized by U.S. Treasury Bills,
              2.66% due 06/02/05 -- 06/09/05.)
              2.64% due 04/01/05..............................  $   148
    207     ABN Amro Joint TriParty Repurchase Agreement,
              dated 03/31/05; Proceeds at maturity $207
              (Collateralized by Federal Home Loan Mortgage
              Corp., 1.875% -- 10.00% due 02/06/06 -- 02/01/32
              and Federal Home Loan Bank, 2.25% -- 3.875% due
              10/21/05 -- 08/14/09.)
              2.80% due 04/01/05..............................      207
    106     Deutsche Bank Securities Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $106 (Collateralized by Federal Home Loan
              Mortgage Corp., 4.50% -- 5.50% due
              11/01/17 -- 01/01/35 and Federal National
              Mortgage Association, 4.00% -- 6.50% due
              02/01/19 -- 12/01/34.)
              2.85% due 04/01/05..............................      106
    418     J.P. Morgan Chase Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at
              maturity $418 (Collateralized by Federal
              National Mortgage Association, 4.00% -- 10.50%
              due 02/01/06 -- 03/01/35.)
              2.87% due 04/01/05..............................      418
     80     Lehman Brothers Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $80 (Collateralized by Federal National Mortgage
              Association, 3.50% -- 7.50% due
              08/01/13 -- 03/01/35 and Government National
              Mortgage Association, 8.00% due 06/25/17.)
              2.83% due 04/01/05..............................       80
     15     UBS Securities Joint Repurchase Agreement, dated
              03/31/05; Proceeds at maturity
              $15 (Collateralized by Treasury Inflation
              Protected Securities, 3.375% due 04/15/32.)
              2.66% due 04/01/05..............................       15

--------------------------------------------------------------------------------

PRINCIPAL                                                       MARKET
 AMOUNT                                                          VALUE
---------                                                       -------
SHORT-TERM SECURITIES -- (CONTINUED)
            REPURCHASE AGREEMENTS -- (CONTINUED)
  $ 899     UBS Securities Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $899 (Collateralized by Federal Home Loan
              Mortgage Corp., 4.00% -- 11.50% due
              05/01/05 -- 04/01/35 and Federal National
              Mortgage Association, 3.50% -- 11.50% due
              09/01/05 -- 03/01/35)
              2.88% due 04/01/05..............................  $   899
                                                                -------
            Total short-term securities (cost $1,873).........  $ 1,873
                                                                =======
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $83,115)s -- 100.0%.................   83,200
            OTHER ASSETS, LESS LIABILITIES -- 0.0%............      (25)
                                                                -------
            NET ASSETS -- 100.0%..............................  $83,175
                                                                =======

Note: Market value of investments in foreign securities represents 2.0% of total net assets as of March 31, 2005.

    *  Non-income producing during the period.

    s At March 31, 2005, the cost of securities for federal income tax purposes is $84,174 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation..............................  $ 3,380
Unrealized depreciation..............................   (4,354)
                                                       -------
Net Unrealized depreciation..........................  $  (974)
                                                       =======

For information regarding the Fund's policy on valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 HARTFORD GLOBAL ADVISERS HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

    PRINCIPAL                                                            MARKET
     AMOUNT                                                               VALUE
-----------------                                                       ---------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 6.7%
                    FINANCIAL SERVICES -- 6.7%
  $        @300     AESOP Funding II LLC, Series 2002-1A, Class A1
                      3.85% due 10/20/06..............................  $     301
           @300     Aire Valley Mortgages PLC, Series 2004-1A, Class
                      1A
                      2.85% due 09/20/05..............................        300
            342     Americredit Automobile Receivables Trust, Series
                      2004-CA, Class A2
                      2.39% due 11/06/07..............................        340
            645     Americredit Automobile Receivables Trust, Series
                      2004-DF, Class A2
                      2.53% due 03/06/08..............................        641
            207     Ameriquest Mortgage Securities, Inc., Series
                      2005-R1, Class A3A
                      2.95% due 03/25/35..............................        207
            248     Arms II, Series GL, Class A
                      3.20% due 09/10/34..............................        248
          1,185     BMW Vehicle Owner Trust, Series 2005-A, Class A2
                      3.65% due 12/26/07..............................      1,184
            500     Bank One Issuance Trust, Series 2003-A10, Class
                      A10
                      2.92% due 06/15/11..............................        501
            450     Bear Stearns Commercial Mortgage Securities, Inc.,
                      Series 2001-TOP4, Class A3
                      5.61% due 11/15/33..............................        468
            595     Bear Stearns Commercial Mortgage Securities, Inc.,
                      Series 2003-T12, Class A4
                      4.68% due 08/13/39..............................        582
            450     CS First Boston Mortgage Securities Corp., Series
                      2003-C3, Class A5
                      3.936% due 05/15/38.............................        418
            565     Capital Auto Receivables Asset Trust, Series
                      2003-3, Class A2B
                      2.87% due 10/16/06..............................        565
            606     Capital One Prime Auto Receivables Trust, Series
                      2004-2, Class A2
                      2.43% due 02/15/07..............................        604
            265     Chase Issuance Trust, Series 2004-A10, Class A10
                      2.83% due 07/15/10..............................        265
            515     Collegiate Funding Services Education Loan Trust
                      I, Series 2005-A, Class A1
                      2.77% due 09/09/14..............................        512
            147     Crusade Global Trust, Series 2003-1, Class A
                      2.86% due 01/17/34..............................        147
            274     Crusade Global Trust, Series 2003-2, Class A
                      3.23% due 09/18/34..............................        274
            119     Crusade Global Trust, Series 2004-1, Class A1
                      2.81% due 01/16/35..............................        119
            330     Crusade Global Trust, Series 2005-1, Class A1
                      2.928% due 06/17/37.............................        330

    PRINCIPAL                                                            MARKET
     AMOUNT                                                               VALUE
-----------------                                                       ---------
                    FINANCIAL SERVICES -- (CONTINUED)
  $       1,015     Daimler Chrysler Auto Trust, Series 2004-C, Class
                      A2
                      2.62% due 06/08/07..............................  $   1,010
            670     Daimler Chrysler Master Owner Trust, Series
                      2004-B, Class A
                      2.82% due 08/15/09..............................        670
            285     Discover Card Master Trust I, Series 2004-1, Class
                      A
                      2.84% due 04/16/10..............................        285
            400     Discover Card Master Trust I, Series 2004-2, Class
                      A1
                      2.83% due 05/18/10..............................        400
            800     Discover Card Master Trust I, Series 2005-1, Class
                      A
                      2.82% due 09/16/10..............................        800
            850     ++Fleet Credit Card Master Trust II, Series
                      2003-A, Class A
                      2.40% due 07/15/08..............................        842
          1,135     GE Capital Credit Card Master Note Trust, Series
                      2004-1, Class A
                      2.86% due 06/15/10..............................      1,135
            720     GE Commercial Equipment Financing LLC, Series
                      2004-1, Class A2
                      2.86% due 01/20/07..............................        720
           @475     GE Commercial Equipment Financing LLC, Series
                      2004-A, Class A2
                      3.03% due 01/22/07..............................        472
           @379     GE Corporate Aircraft Financing LLC, Series
                      2004-1A, Class A2
                      3.02% due 09/25/13..............................        379
            465     Gracechurch Card Funding PLC, Series 7, Class A
                      2.83% due 11/16/09..............................        465
            304     Granite Mortgages PLC, Series 2002-1, Class 1A2
                      2.83% due 07/20/19..............................        305
            279     Honda Auto Receivables Owner Trust, Series 2004-1,
                      Class A3
                      1.68% due 11/21/06..............................        278
          1,045     ++Honda Auto Receivables Owner Trust, Series
                      2004-3, Class A3
                      2.91% due 10/20/08..............................      1,024
            839     Household Automotive Trust, Series 2003-1, Class
                      A3
                      1.73% due 12/17/07..............................        834
            265     Medallion Trust, Series 2003-1G, Class A
                      3.24% due 12/21/33..............................        266
            259     Medallion Trust, Series 2004-1G, Class A1
                      3.003% due 05/25/35.............................        259
            700     Medallion Trust, Series 2005-1G, Class A1
                      2.823% due 05/10/36.............................        699
            600     Morgan Stanley Dean Witter Capital I, Series
                      2001-TOP3, Class A3
                      6.20% due 07/15/33..............................        628

--------------------------------------------------------------------------------

   PRINCIPAL                                                            MARKET
   AMOUNT I                                                              VALUE
-----------------                                                       --------
  $         919     National RMBS Trust, Series 2004-1, Class A1
                      3.16% due 03/30/34..............................  $    920
            435     Navistar Financial Corp. Owner Trust, Series
                      2004-B, Class A2
                      2.72% due 12/15/07..............................       433
         ## 750     Nelnet Student Loan Funding, Inc., Series 2004-1A,
                      Class A1A
                      2.943% due 05/25/19.............................       750
            312     Nelnet Student Loan Trust, Series 2004-3, Class A1
                      2.70% due 01/25/11..............................       312
            318     New Century Home Equity Loan Trust, Series 2005-1,
                      Class A1MZ
                      3.14% due 03/25/35..............................       318
            480     Nissan Auto Lease Trust, Series 2004-A, Class A3
                      2.90% due 08/15/07..............................       473
            380     Nissan Auto Receivables Owner Trust, Series
                      2005-A, Class A2
                      3.22% due 01/16/07..............................       379
            500     Nomura Asset Securities Corp., Series 1998-D6,
                      Class A1B
                      6.59% due 03/17/28..............................       530
            570     Prudential Commercial Mortgage Trust, Series
                      2003-PWR1, Class A2
                      4.493% due 02/11/36.............................       551
         ## 400     RMAC PLC, Series 2005-NSIA, Class A1
                      2.75% due 12/12/18..............................       400
  GBP    ## 119     RMAC, Series 2004-NS1A, Class A1A
                      5.10% due 12/20/20..............................       225
            266     SLM Student Loan Trust, Series 2004-7, Class A1
                      2.69% due 04/25/06..............................       265
          1,007     USAA Auto Owner Trust, Series 2003-1, Class A3
                      1.58% due 06/15/07..............................     1,000
            430     USAA Auto Owner Trust, Series 2004-2, Class A2
                      2.41% due 02/15/07..............................       429
            705     USAA Auto Owner Trust, Series 2004-3, Class A2
                      2.79% due 06/15/07..............................       702
            340     USAA Auto Owner Trust, Series 2005-1, Class A2
                      3.55% due 09/17/07..............................       339
            395     Volkswagen Auto Loan Enhanced Trust, Series
                      2000-1, Class A1
                      3.005% due 08/20/07.............................       395
            520     WFS Financial Owner Trust, Series 2004-2, Class A2
                      2.03% due 10/22/07..............................       517
            195     WFS Financial Owner Trust, Series 2004-4, Class A2
                      2.50% due 12/17/07..............................       194
            700     Westpac Securitisation Trust, Series 2005-1G,
                      Class A1
                      2.95% due 03/23/36..............................       698

    PRINCIPAL                                                            MARKET
     AMOUNT                                                               VALUE
-----------------                                                       --------
                    FINANCIAL SERVICES -- (CONTINUED)
  $         160     Whole Auto Loan Trust, Series 2004-1, Class A2A
                      2.59% due 05/15/07..............................  $    159
                                                                        --------
                                                                          29,307
                                                                        --------
                    Total collateralized mortgage obligations (cost
                      $29,261)........................................  $ 29,466
                                                                        ========
    SHARES
-----------------
COMMON STOCKS -- 56.2%
                    AEROSPACE & DEFENSE -- 1.2%
          +-181     European Aeronautic Defense and Space Co. ........  $  5,426
                                                                        --------
                    APPAREL & TEXTILE -- 0.9%
           -579     Esprit Holdings Ltd. .............................     3,944
                                                                        --------
                    BANKS -- 5.4%
           -196     Banca Intesa S.p.A. ..............................       994
          +-131     Banco Bilbao Vizcayz Argentaria S.A. .............     2,133
          +-445     Bank of Yokohama Ltd. (The).......................     2,709
           -218     Bayerische Vereinsbank AG.........................     5,322
             22     Citigroup, Inc. ..................................     1,002
           +-83     Credit Suisse Group...............................     3,563
       +- @@ --     Mitsubishi Tokyo Financial Group, Inc. ...........     2,309
            -42     Royal Bank of Scotland Group PLC..................     1,342
           +-51     UBS AG............................................     4,348
                                                                        --------
                                                                          23,722
                                                                        --------
                    BUSINESS SERVICES -- 1.1%
            -21     Adecco S.A. ......................................     1,152
           -532     Capita Group PLC..................................     3,776
                                                                        --------
                                                                           4,928
                                                                        --------
                    CHEMICALS -- 1.1%
             97     du Pont (E.I.) de Nemours & Co. ..................     4,981
                                                                        --------
                    COMMUNICATIONS -- 4.9%
         -1,189     Carphone Warehouse Group PLC......................     3,641
           *297     Nokia Corp., ADR..................................     4,583
          @-179     SES Global........................................     2,296
          *+764     Sirius Satellite Radio, Inc. .....................     4,293
           *929     Telefonaktiebolaget LM Ericcson AB, B Shares......     2,621
         -1,582     Vodafone Group PLC................................     4,203
                                                                        --------
                                                                          21,637
                                                                        --------
                    COMPUTERS & OFFICE EQUIPMENT -- 0.8%
            *86     Dell, Inc. .......................................     3,316
                                                                        --------
                    CONSUMER DURABLES -- 1.0%
           *265     Corning, Inc. ....................................     2,948
           +-85     Nippon Electric Glass Co., Ltd. ..................     1,220
                                                                        --------
                                                                           4,168
                                                                        --------
                    CONSUMER NON-DURABLES -- 0.9%
           +-53     Fuji Photo Film Co., Ltd. ........................     1,935
             40     Procter & Gamble Co. (The)........................     2,141
                                                                        --------
                                                                           4,076
                                                                        --------

 HARTFORD GLOBAL ADVISERS HLS FUND

 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                         MARKET
     SHARES                                                               VALUE
-----------------                                                       ---------
COMMON STOCKS -- (CONTINUED)
                    DRUGS -- 4.8%
             77     Abbott Laboratories...............................  $   3,576
           -159     AstraZeneca PLC...................................      6,258
            *32     Gilead Sciences, Inc. ............................      1,142
           *207     IVAX Corp. .......................................      4,096
            -27     Roche Holdings AG.................................      2,926
            175     Schering-Plough Corp. ............................      3,167
                                                                        ---------
                                                                           21,165
                                                                        ---------
                    ELECTRONICS -- 4.2%
           *136     ASML Holding N.V., NY Shares......................      2,275
           +370     AU Optronics Corp., ADR...........................      5,418
            -21     Chi Mei Optoelectronics Corp. ....................         31
           *278     Cisco Systems, Inc. ..............................      4,975
          *+-64     LG Philips LCD Co., Ltd. .........................      2,784
             -2     Samsung Electronics Co., Ltd. ....................      1,203
             71     Texas Instruments, Inc. ..........................      1,800
                                                                        ---------
                                                                           18,486
                                                                        ---------
                    ENERGY & SERVICES -- 4.4%
         -2,493     CNOOC Ltd. .......................................      1,357
             38     ConocoPhillips....................................      4,076
           +-97     Ente Nazional Idrocarburi S.p.A. .................      2,518
             77     ExxonMobil Corp. .................................      4,583
        + ## 23     OAO Gazprom ADR...................................        779
             36     Petro-Canada......................................      2,096
            +41     Talisman Energy, Inc. ............................      1,402
            *51     Transocean, Inc. .................................      2,640
                                                                        ---------
                                                                           19,451
                                                                        ---------
                    FINANCIAL SERVICES -- 2.8%
          +-109     AXA S.A. .........................................      2,911
             26     Goldman Sachs Group, Inc. ........................      2,882
             38     Lehman Brothers Holdings, Inc. ...................      3,550
             14     Morgan Stanley Dean Witter & Co. .................        790
           +-33     Takefuji Corp. ...................................      2,234
                                                                        ---------
                                                                           12,367
                                                                        ---------
                    FOOD, BEVERAGE & TOBACCO -- 4.5%
            136     Altria Group, Inc. ...............................      8,919
            -49     Groupe Danone.....................................      4,911
       +- @@ --     Japan Tobacco, Inc. ..............................      1,774
           *-57     Koninklijke Numico N.V. ..........................      2,345
           +-14     Pernod-Ricard.....................................      1,942
                                                                        ---------
                                                                           19,891
                                                                        ---------
                    HOTELS & GAMING -- 0.4%
        - @@ --     Intercontinental Hotels Group PLC.................         --
             33     Starwood Hotels & Resorts Worldwide, Inc. ........      1,957
                                                                        ---------
                                                                            1,957
                                                                        ---------
                    INSURANCE -- 1.0%
             42     Aetna, Inc. ......................................      3,148
             -7     Zurich Financial Services, AG.....................      1,166
                                                                        ---------
                                                                            4,314
                                                                        ---------
                    MACHINERY -- 0.2%
             11     Ingersoll Rand Co.                                        844
                                                                        ---------

                                                                         MARKET
     SHARES                                                               VALUE
-----------------                                                       ---------
                    MEDIA & ENTERTAINMENT -- 4.5%
           *180     Comcast Corp. ....................................  $   6,015
         -1,636     EMI Group PLC.....................................      7,313
          +-179     Mediaset S.p.A. ..................................      2,576
         *+-127     Vivendi Universal S.A. ...........................      3,904
                                                                        ---------
                                                                           19,808
                                                                        ---------
                    MEDICAL INSTRUMENTS & SUPPLIES -- 1.6%
             91     Baxter International, Inc. .......................      3,085
           +-81     Eisai Co., Ltd. ..................................      2,730
           +-41     Terumo Corp. .....................................      1,235
                                                                        ---------
                                                                            7,050
                                                                        ---------
                    METALS, MINERALS & MINING -- 1.3%
            -81     Billiton PLC......................................      1,086
           *118     Inco Ltd. ........................................      4,684
                                                                        ---------
                                                                            5,770
                                                                        ---------
                    RETAIL -- 4.5%
             31     CVS Corp. ........................................      1,621
           -272     Great Universal Stores PLC........................      4,680
          *-814     Koninklijke Ahold N.V. ...........................      6,806
            *87     Office Depot, Inc. ...............................      1,934
             91     Yum! Brands, Inc. ................................      4,701
                                                                        ---------
                                                                           19,742
                                                                        ---------
                    SOFTWARE & SERVICES -- 3.2%
            *41     Electronic Arts, Inc. ............................      2,097
            +36     Infosys Technologies Ltd. ........................      2,625
             74     Microsoft Corp. ..................................      1,779
            *42     Pixar, Inc. ......................................      4,078
            *88     Yahoo!, Inc. .....................................      2,966
                                                                        ---------
                                                                           13,545
                                                                        ---------
                    TRANSPORTATION -- 0.9%
             36     Canadian Pacific Railway Ltd. ....................      1,309
            +24     Canadian National Railway Co. ....................      1,519
           *+20     Ryanair Holdings PLC, ADR.........................        884
                                                                        ---------
                                                                            3,712
                                                                        ---------
                    UTILITIES -- 0.6%
             37     Grupo Televisa S.A. ..............................      2,152
                                                                        ---------
                    Total common stocks
                      (cost $242,881).................................  $ 246,452
                                                                        =========
   PRINCIPAL
    AMOUNT*
-----------------
CORPORATE BONDS: INVESTMENT GRADE -- 34.2%
                    BANKS -- 3.3%
  EUR     2,000     Banesto Banco de Emisiones
                      2.173% due 10/21/05.............................  $   2,591
          1,445     Credit Suisse First Boston USA, Inc.
                      4.875% due 01/15/15.............................      1,391
  $     +@1,150     HBOS Treasury Services PLC
                      4.00% due 09/15/09..............................      1,120
            750     HSBC Bank USA N.A.
                      5.875% due 11/01/34.............................        755
  EUR       445     International Lease Finance Corp.
                      2.893% due 04/25/05.............................        577

--------------------------------------------------------------------------------

    PRINCIPAL                                                            MARKET
    AMOUNT I                                                              VALUE
-----------------                                                       ---------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
                    BANKS -- (CONTINUED)
  EUR      $800     Lloyds TSB Bank PLC
                      5.25% due 07/14/08..............................  $   1,105
  EUR       225     Nordea Bank Finland PLC
                      5.75% due 03/26/14..............................        319
  EUR    ## 425     Oversea-Chinese Banking Corp.
                      7.25% due 09/06/11..............................        659
  EUR       400     RCI Banque S.A.
                      2.315% due 01/04/06.............................        518
        @ 1,325     Royal Bank of Scotland Group PLC
                      2.88% due 11/24/06..............................      1,325
          1,200     U.S. Bank N.A.
                      2.71% due 07/28/06..............................      1,200
  EUR     1,300     Unicredito Italiano Bank
                      2.141% due 11/04/05.............................      1,684
          1,035     Wachovia Bank N.A.
                      4.875% due 02/01/15.............................      1,007
                                                                        ---------
                                                                           14,251
                                                                        ---------
                    CHEMICALS -- 0.0%
            175     Potash Corp. of Saskatchewan, Inc.
                      7.75% due 05/31/11..............................        201
                                                                        ---------
                    COMMUNICATIONS -- 1.1%
  GBP    ## 300     France Telecom S.A.
                      7.75% due 03/14/11..............................        632
  EUR       520     OTE PLC
                      5.00% due 08/05/13..............................        713
            510     SBC Communications, Inc.
                      5.10% due 09/15/14..............................        497
            440     Sprint Capital Corp.
                      7.125% due 01/30/06.............................        450
            625     Telecom Italia Capital S.A.
                      6.375% due 11/15/33.............................        637
            500     Telefonica Europe BV
                      7.75% due 09/15/10..............................        567
            375     Verizon New England, Inc.
                      6.50% due 09/15/11..............................        401
        @ 1,030     Verizon Wireless Capital LLC
                      2.93% due 05/23/05..............................      1,030
                                                                        ---------
                                                                            4,927
                                                                        ---------
                    DRUGS -- 0.2%
            940     Eli Lilly & Co.
                      2.92% due 08/24/07..............................        940
                                                                        ---------
                    ELECTRONICS -- 0.3%
          1,100     General Electric Co.
                      5.00% due 02/01/13..............................      1,098
                                                                        ---------
                    ENERGY & SERVICES -- 0.2%
            225     Burlington Resources Finance Co.
                      6.68% due 02/15/11..............................        245
            130     Halliburton Co.
                      4.16% due 10/17/05..............................        131
          @ 525     Mizuho Financial Group Cayman Ltd.
                      5.79% due 04/15/14..............................        532
                                                                        ---------
                                                                              908
                                                                        ---------

    PRINCIPAL                                                            MARKET
    AMOUNT I                                                              VALUE
-----------------                                                       ---------
                    FINANCIAL SERVICES -- 1.0%
  $         130     AXA
                      8.60% due 12/15/30..............................  $     171
          @ 300     Aiful Corp.
                      4.45% due 02/16/10..............................        293
         +@ 500     Berkshire Hathaway Finance Corp.
                      2.66% due 01/11/08..............................        500
          1,300     Caterpillar Financial Services Corp.
                      2.784% due 02/12/07.............................      1,299
  GBP     @ 255     European Loan Conduit
                      5.098% due 11/01/29.............................        482
  EUR       511     Toyota Motor Credit Corp.
                      4.75% due 06/17/05..............................        666
          @ 875     VW Credit, Inc.
                      2.93% due 07/21/05..............................        875
                                                                        ---------
                                                                            4,286
                                                                        ---------
                    FOOD, BEVERAGE & TOBACCO -- 0.5%
            410     Altria Group, Inc.
                      7.00% due 11/04/13..............................        440
  EUR       430     BAT International Finance PLC
                      3.005% due 04/03/06.............................        561
            250     Cia Brasileira de Bebidas
                      8.75% due 09/15/13..............................        286
            300     ConAgra Foods, Inc.
                      6.00% due 09/15/06..............................        307
         ## 450     Miller Brewing Co.
                      4.25% due 08/15/08..............................        446
                                                                        ---------
                                                                            2,040
                                                                        ---------
                    FOREIGN GOVERNMENTS -- 26.6%
  AUD### 12,975     Australian Government Bond
                      5.25% due 08/15/10..............................      9,830
  AUD ### 3,540     Australian Government Bond
                      5.75% due 06/15/11..............................      2,750
  AUD       180     Australian Government Bond
                      6.00% due 02/15/17..............................        142
  AUD### 23,540     Australian Government Bond
                      8.75% due 08/15/08..............................     19,883
  EUR     2,995     Belgium Treasury Bill
                      2.00% due 05/12/05..............................      3,874
            529     Bulgaria Government International Bond
                      3.75% due 07/28/12..............................        531
  CAD     2,435     Canadian Government Bond
                      5.50% due 06/01/10..............................      2,162
  CAD       365     Canadian Government Bond
                      5.75% due 06/01/29..............................        345
  EUR     4,035     Denmark Government Bond
                      4.875% due 04/18/07.............................      5,467
  DKK     3,676     Denmark Government Bond
                      6.00% due 11/15/09..............................        721
  EUR ### 4,855     Deutsche Bundesrepublik
                      4.00% due 01/04/37..............................      6,159
  EUR ### 5,790     Deutsche Bundesrepublik
                      4.25% due 01/04/14..............................      7,907
  EUR ### 4,230     Deutsche Bundesrepublik
                      5.50% due 01/04/31..............................      6,692
  EUR     5,320     Dutch Treasury Certificate
                      2.00% due 06/30/05..............................      6,863
  EUR     5,330     Dutch Treasury Certificate
                      2.01% due 07/29/05..............................      6,865

 HARTFORD GLOBAL ADVISERS HLS FUND

 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

    PRINCIPAL                                                            MARKET
    AMOUNT I                                                              VALUE
-----------------                                                       ---------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
                    FOREIGN GOVERNMENTS -- (CONTINUED)
  $       1,050     Finland Government International Bond
                      4.75% due 03/06/07..............................  $   1,064
    EUR     400     France Government Bond OAT
                      4.00% due 04/25/13..............................        538
    EUR  10,595     France Treasury Bill
                      1.04 due 07/21/05...............................     13,650
JPY ### 658,700     Japan Government Ten Year Bond
                      1.40% due 06/22/09..............................      6,397
   JPY  370,600     Japan Government Ten Year Bond
                      1.40% due 09/20/11..............................      3,593
   JPY  198,450     Japan Government Ten Year Bond
                      1.60% due 06/20/08..............................      1,930
     MXN 12,050     Mexican Fixed Rate Bonds
                      9.50% due 12/18/14..............................      1,006
            450     Mexico Government International Bond
                      6.75% due 09/27/34..............................        439
          @ 950     Russia Government International Bond
                      8.75% due 07/24/05..............................        964
    SGD   1,430     Singapore Government Bond
                      4.00% due 03/01/07..............................        897
    SGD   1,350     Singapore Government Bond
                      4.375% due 01/15/09.............................        873
          @ 154     Southern Capital Corp.
                      5.70% due 06/30/23..............................        156
SEK  ### 10,440     Swedish Government Bond
                      6.75% due 05/05/14..............................      1,829
  GBP   ### 200     U.K. Treasury Gilt
                      4.25% due 03/07/36..............................        359
 GBP  ### 1,350     U.K. Treasury Gilt
                      4.75% due 06/07/10..............................      2,561
                                                                        ---------
                                                                          116,447
                                                                        ---------
                    FOREST & PAPER PRODUCTS -- 0.2%
    EUR     325     International Paper Co.
                      5.375% due 08/11/06.............................        436
          @ 130     Inversiones CMPC S.A.
                      4.875% due 06/18/13.............................        125
            176     Weyerhaeuser Co.
                      6.125% due 03/15/07.............................        182
                                                                        ---------
                                                                              743
                                                                        ---------
                    HOTELS & GAMING -- 0.1%
            350     Doral Financial Corp.
                    3.575% due 12/07/05...............................        350
                                                                        ---------
                    INSURANCE -- 0.2%
          @ 390     Citizens Property Insurance Corp.
                      6.85% due 08/25/07..............................        410
            400     NAC RE Corp.
                      7.15% due 11/15/05..............................        406
            250     St. Paul Travelers Cos., Inc. (The)
                      5.75% due 03/15/07..............................        257
                                                                        ---------
                                                                            1,073
                                                                        ---------
                    RETAIL -- 0.1%
    GBP     215     McDonald's Corp.
                      5.875% due 04/23/32.............................        428
                                                                        ---------

    PRINCIPAL                                                            MARKET
    AMOUNT I                                                              VALUE
-----------------                                                       ---------
                    TRANSPORTATION -- 0.2%
  $         450     Boeing Capital Corp.
                      4.75% due 08/25/08..............................  $     453
            400     Goodrich Corp.
                      7.50% due 04/15/08..............................        433
                                                                        ---------
                                                                              886
                                                                        ---------
                    UTILITIES -- 0.2%
            +95     Commonwealth Edison Co.
                      6.15% due 03/15/12..............................        103
            350     FPL Group Capital, Inc.
                      6.125% due 05/15/07.............................        363
            300     NSTAR
                      8.00% due 02/15/10..............................        341
            195     Virginia Electric & Power Co.
                      5.375% due 02/01/07.............................        199
                                                                        ---------
                                                                            1,006
                                                                        ---------
                    Total corporate bonds: investment grade (cost
                      $147,443).......................................  $ 149,584
                                                                        =========
CORPORATE BONDS: NON-INVESTMENT GRADE -- 0.4%
                    BANKS -- 0.1%
    GBP     330     Northumbrian Water Finance
                      6.00% due 10/11/17..............................        647
                    FINANCIAL SERVICES -- 0.3%
    GBP     620     Northern Rock PLC
                      4.928% due 01/31/06.............................      1,171
                                                                        ---------
                    Total corporate bonds: non-investment grade (cost
                      $1,816).........................................  $   1,818
                                                                        =========
MUNICIPAL BONDS -- 0.1%
                    FINANCIAL SERVICES -- 0.1%
            350     State of California
                      5.25% due 02/01/23..............................        383
                                                                        ---------
                    Total municipal bonds
                      (cost $370).....................................  $     383
                                                                        =========
OPTIONS CALL PURCHASED -- 0.0%
                    ISSUER/EXPIRATION DATE/EXERCISE PRICE -- 0.0%
          7,875     U.S. Treasury Note/May 2005/95.97.................         65
                                                                        ---------
                    Total options call purchased
                      (cost $58)......................................  $      65
                                                                        =========
OPTIONS PUT PURCHASED -- 0.0%
                    ISSUER/EXPIRATION DATE/EXERCISE PRICE -- 0.0%
            960     Euro vs. Japanese Yen/December 2005/116.60........          2
          6,210     Swiss Franc vs. Japanese Yen/February
                      2006/82.15......................................         45
       @@ 1,350     Swiss Franc vs. Japanese Yen/May 2005/85.00.......         --
                                                                        ---------
                    Total options put purchased
                      (cost $113).....................................  $      47
                                                                        =========

--------------------------------------------------------------------------------

   PRINCIPAL                                                            MARKET
    AMOUNT                                                               VALUE
-----------------                                                       ---------
U.S. GOVERNMENT AGENCIES -- 2.7%
                    FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.3%
  $         690     3.869% due 04/01/29...............................  $     712
            463     5.50% due 08/01/19................................        473
                                                                        ---------
                                                                            1,185
                                                                        ---------
                    FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 2.0%
          1,659     4.601% due 02/01/14...............................      1,646
          4,538     5.00% due 02/01/19 -- 05/01/19....................      4,539
          1,659     5.14% due 12/01/13................................      1,668
            472     5.50% due 04/01/34 -- 05/01/34....................        474
            510     6.50% due 11/01/09 -- 11/01/13....................        529
             14     7.00% due 02/01/29................................         15
                                                                        ---------
                                                                            8,871
                                                                        ---------
                    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.4%
            723     6.00% due 11/15/28 -- 04/15/33....................        744
            167     6.50% due 09/15/28 -- 10/15/28....................        175
            895     7.50% due 11/15/27 -- 07/15/29....................        961
             95     8.00% due 10/15/29 -- 12/15/30....................        102
                                                                        ---------
                                                                            1,982
                                                                        ---------
                    Total U.S. government agencies (cost $11,990).....  $  12,038
                                                                        =========
U.S. GOVERNMENT SECURITIES -- 1.4%
                    FEDERAL FARM CREDIT BANK -- 0.3%
          1,200     5.75% due 05/15/2012..............................  $   1,282
                                                                        ---------
                    U.S. TREASURY BONDS -- 1.1%
      ### 4,370     5.375% due 02/15/31...............................      4,763
                                                                        ---------
                    Total U.S. government securities (cost $5,902)....  $   6,045
                                                                        =========
    SHARES
-----------------
SHORT-TERM SECURITIES -- 25.0%
                    INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
                    SECURITIES -- 10.7%
         46,747     State Street Navigator Securities Lending Prime
                      Portfolio.......................................  $  46,747
                                                                        =========
   PRINCIPAL
    AMOUNT
-----------------
                    REPURCHASE AGREEMENTS -- 14.3%
  $       4,938     ABN Amro Joint Repurchase Agreement, dated
                      03/31/05; Proceeds at maturity $4,939
                      (Collateralized by U.S. Treasury Bills, 2.66%
                      due 06/02/05 -- 06/09/05.)
                      2.64% due 04/01/05..............................  $   4,938

    PRINCIPAL                                                            MARKET
     AMOUNT                                                               VALUE
-----------------                                                       ---------
                    REPURCHASE AGREEMENTS -- (CONTINUED)
  $       6,914     ABN Amro Joint TriParty Repurchase Agreement,
                      dated 03/31/05; Proceeds at maturity $6,914
                      (Collateralized by Federal Home Loan Mortgage
                      Corp., 1.875% -- 10.00% due 02/06/06 -- 02/01/32
                      and Federal Home Loan Bank, 2.25% -- 3.875% due
                      10/21/05 -- 08/14/09.)
                      2.80% due 04/01/05..............................  $   6,914
          3,527     Deutsche Bank Securities Joint TriParty Repurchase
                      Agreement, dated 03/31/05; Proceeds at maturity
                      $3,527 (Collateralized by Federal Home Loan
                      Mortgage Corp., 4.50% -- 5.50% due
                      11/01/17 -- 01/01/35 and Federal National
                      Mortgage Association, 4.00% -- 6.50% due
                      02/01/19 -- 12/01/34.)
                      2.85% due 04/01/05..............................      3,527
         13,968     J.P. Morgan Chase Joint TriParty Repurchase
                      Agreement, dated 03/31/05; Proceeds at maturity
                      $13,969 (Collateralized by Federal National
                      Mortgage Association, 4.00% -- 10.50% due
                      02/01/06 -- 03/01/35.)
                      2.87% due 04/01/05..............................     13,968
          2,681     Lehman Brothers Joint TriParty Repurchase
                      Agreement, dated 03/31/05; Proceeds at maturity
                      $2,681 (Collateralized by Federal National
                      Mortgage Association, 3.50% -- 7.50% due
                      08/01/13 -- 03/01/35 and Government National
                      Mortgage Association, 8.00% due 06/25/17.)
                      2.83% due 04/01/05..............................      2,681
            512     UBS Securities Joint Repurchase Agreement, dated
                      03/31/05; Proceeds at maturity $512
                      (Collateralized by Treasury Inflation Protected
                      Securities, 3.375% due 04/15/32.)
                      2.66% due 04/01/05..............................        512

 HARTFORD GLOBAL ADVISERS HLS FUND

 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

    PRINCIPAL                                                            MARKET
     AMOUNT                                                               VALUE
-----------------                                                       ---------
                    REPURCHASE AGREEMENTS -- (CONTINUED)
  $      30,053     UBS Securities Joint TriParty Repurchase
                      Agreement, dated 03/31/05; Proceeds at maturity
                      $30,055 (Collateralized by Federal Home Loan
                      Mortgage Corp., 4.00% -- 11.50% due
                      05/01/05 -- 04/01/35 and Federal National
                      Mortgage Association, 3.50% -- 11.50% due
                      09/01/05 -- 03/01/35)
                      2.88% due 04/01/05..............................  $  30,053
                                                                        ---------
                                                                           62,593
                                                                        ---------
                    Total short-term securities (cost $109,340).......  $ 109,340
                                                                        =========
                    INVESTMENTS IN SECURITIES AT VALUE
                      (TOTAL COST $549,174)s -- 126.7%................  $ 555,238
                    OTHER ASSETS, LESS LIABILITIES -- (26.7%).........   (117,101)
                                                                        ---------
                    NET ASSETS -- 100.0%..............................  $ 438,137
                                                                        =========


    *  Non-income producing during the period.

    +  All or a portion of this security was on loan as of March 31, 2005.

    @  Securities exempt from under Rule 144A of the Securities Act of 1933.
       These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the market value of these securities amounted to $11,560 or 2.7% of the total net assets.

   ##  Illiquid Securities.


                                                          ACQUISITION                MARKET
                                                              COST                   VALUE
                                                           PERCENTAGE              PERCENTAGE
                           ACQUISITION      ACQUISITION    OF FUND'S     MARKET    OF FUND'S
SECURITY                     DATE(S)           COST        NET ASSETS    VALUE     NET ASSETS
--------                 ----------------   -----------   ------------   ------   ------------
France Telecom S.A.....          2/10/05       $631           0.2%        $632        0.2%
Miller Brewing Co. ....           8/6/03        448           0.1          446        0.1
Nelnet Student Loan
 Corp., Series 2004-1A,
 Class A1A.............          1/15/04        750           0.2          750        0.2
OAO Gazprom ADR........          9/17/04        827           0.2          779        0.2
Oversea-Chinese           1/4/02,1/8/02,
Banking Corp. .........          3/28/02        392           0.1          659        0.2
RMAC PLC., Series
 2005-NSIA, Class A1...          2/22/05        227           0.1          225        0.1
RMAC PLC., Series
 2005-NSIA, Class
 A1A...................          2/18/05        400           0.1          400        0.1





    - Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of March 31, 2005, was $120,245, which represents 27.5% of the total net assets.

   @@ Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

    s At March 31, 2005, the cost of securities for federal income tax purposes is $550,001 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation..........................  $12,264
    Unrealized depreciation..........................   (7,027)
                                                       -------
    Net Unrealized appreciation......................  $ 5,237
                                                       =======

  ### The cost of the securities purchased on a when-issued basis at March 31, 2005 was $82,868.

For information regarding the Fund's policy on valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

    I  All principal amounts are in U.S. dollars unless otherwise indicated.

       AUD -- Australian Dollar
       CAD -- Canadian Dollar
       DKK -- Denmark Krone
       EUR -- Euro
       GBP -- British Pound
       JPY -- Japanese Yen
       MXN -- Mexican Peso
       SEK -- Swedish Krona
       SGD -- Singapore Dollar

                                                  PERCENTAGE OF
DIVERSIFICATION BY COUNTRY                         NET ASSETS
--------------------------                        -------------
United States of America........................       63.6%
United Kingdom..................................        9.8
Australia.......................................        7.4
Netherlands.....................................        6.9
France..........................................        6.6
Japan...........................................        6.5
Germany.........................................        5.9
Canada..........................................        3.1
Switzerland.....................................        3.0
Italy...........................................        1.9
Denmark.........................................        1.4
Finland.........................................        1.3
Taiwan..........................................        1.2
Spain...........................................        1.2
Hong Kong.......................................        1.2
Sweden..........................................        1.1
South Korea.....................................        0.9
Belgium.........................................        0.9
Mexico..........................................        0.8
Singapore.......................................        0.6
Luxembourg......................................        0.5
Russia..........................................        0.4
Ireland.........................................        0.2
Cayman Islands..................................        0.1
Bulgaria........................................        0.1
Brazil..........................................        0.1
Other Assets and Liabilities....................      (26.7)
                                                      -----
Total...........................................      100.0%
                                                      =====

--------------------------------------------------------------------------------

                 ++FUTURES CONTRACTS OPEN AS OF MARCH 31, 2005

                                                                                                                     UNREALIZED
                                                             NUMBER OF                                              APPRECIATION
DESCRIPTION                                                  CONTRACTS         POSITION         EXPIRATION         (DEPRECIATION)
-----------                                                  ---------         --------         ----------         --------------
U.S. Treasury Bond futures contracts                            14               long           June 2005                  6
CBT 5 Year U.S. Treasury Note futures contracts                 50               long           June 2005                 (6)
S&P 500 Index futures contracts                                 31               long           June 2005               (292)
Russell 2000 Index futures contracts                            42              short           June 2005                264
2 Year U.S. Treasury Note futures contracts                     57               long           June 2005                (32)
SPE SPI 200 Index futures contracts                              2               long           June 2005                 (5)
TSE TOPIX Index futures contracts                                3               long           June 2005                 (3)
FTSE 100 Index futures contracts                                 4               long           June 2005                 (6)
MIB 30 Index future contract                                     1              short           June 2005                 (3)
CAC 40 Index futures contracts                                   3               long           June 2005                 --
Eurex EURO-BUND futures contracts                               52               long           June 2005                 74
Eurex EURO-BOBL futures contracts                               92               long           June 2005                (60)
Eurex EURO-SCHATZ futures contracts                             13               long           June 2005                 --
Eurex EURO-DAX futures contracts                                 1               long           June 2005                 (1)
S&P/TSE 60 Index futures contracts                               2              short           June 2005                  1
HANG SENG Index futures contracts                                1               long           April 2005                (1)
10 Year U.K. Treasury Gilt contracts                             2               long           June 2005                 (3)
IBEX Index futures contracts                                     2               long           June 2005                  1
EDX OMX Index futures contracts                                  4               long           April 2005                --
                                                                                                                        ----
                                                                                                                         (66)
                                                                                                                        ====

These contracts had a market value of $11,923 as of March 31, 2005 and were collateralized by Fleet Credit Card Master Trust II, 2.40% due 07/15/08, with a market value of $842 and Honda Auto Receivables Owner Trust, 2.91% due 10/20/08 with a market value of $784.

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT MARCH 31, 2005

                                                                                         UNREALIZED
                                                  CONTRACT           DELIVERY           APPRECIATION
DESCRIPTION                  MARKET VALUE          AMOUNT              DATE            (DEPRECIATION)
-----------                  ------------         ---------         ----------         --------------
Australian Dollar (BUY)        $    947           $    934            4/6/2005            $    13
Australian Dollar (SELL)          1,289              1,273            4/6/2005                (16)
Australian Dollar (SELL)            330                323            4/6/2005                 (7)
Australian Dollar (BUY)             154                154            4/6/2005                 --
Australian Dollar (BUY)             175                174            4/6/2005                  1
Australian Dollar (BUY)             641                656            4/6/2005                (15)
Australian Dollar (BUY)             633                647            4/6/2005                (14)
Australian Dollar (BUY)             270                270            4/6/2005                 --
Australian Dollar (BUY)              26                 26            4/6/2005                 --
Australian Dollar (SELL)          1,228              1,228            4/6/2005                 --
Australian Dollar (BUY)           1,225              1,225            5/9/2005                 --
Australian Dollar (BUY)             242                247           6/16/2005                 (5)
Australian Dollar (SELL)             82                 83           6/16/2005                  1
Canadian Dollars (SELL)             414                412            4/4/2005                 (2)
Canadian Dollars (SELL)             331                324            4/7/2005                 (7)
Canadian Dollars (SELL)             661                646            4/7/2005                (15)
Canadian Dollars (SELL)             580                567            4/7/2005                (13)
Canadian Dollars (BUY)            1,323              1,318            4/7/2005                  5
Canadian Dollars (BUY)              157                158            4/7/2005                 (1)
Canadian Dollars (SELL)             141                141            4/7/2005                 --
Canadian Dollars (BUY)            1,240              1,248            4/7/2005                 (8)
Canadian Dollars (BUY)              273                275            4/7/2005                 (2)
Canadian Dollars (SELL)           1,356              1,352            4/7/2005                 (4)
Canadian Dollars (SELL)              88                 88           6/16/2005                 --
Canadian Dollars (SELL)              89                 89           6/16/2005                 --
Swiss Franc (BUY)                 1,302              1,294            4/1/2005                  8

 HARTFORD GLOBAL ADVISERS HLS FUND

 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                                         UNREALIZED
                                                  CONTRACT           DELIVERY           APPRECIATION
DESCRIPTION                  MARKET VALUE          AMOUNT              DATE            (DEPRECIATION)
-----------                  ------------         ---------         ----------         --------------
Swiss Franc (BUY)              $    312           $    312            4/4/2005            $    --
Swiss Franc (BUY)                    78                 80           4/12/2005                 (2)
Swiss Franc (SELL)                  268                275           4/12/2005                  7
Swiss Franc (SELL)                  637                644           4/12/2005                  7
Swiss Franc (BUY)                   268                270           4/12/2005                 (2)
Swiss Franc (BUY)                   545                550           4/12/2005                 (5)
Swiss Franc (SELL)                  663                649           4/12/2005                (14)
Swiss Franc (SELL)                  657                644           4/12/2005                (13)
Swiss Franc (SELL)                1,316              1,300           4/12/2005                (16)
Swiss Franc (BUY)                 1,299              1,304           4/12/2005                 (5)
Swiss Franc (SELL)                1,592              1,641           4/12/2005                 49
Swiss Franc (SELL)                  649                658           4/12/2005                  9
Swiss Franc (SELL)                  633                649           4/12/2005                 16
Swiss Franc (SELL)                  285                292           4/12/2005                  7
Chilean Peso (SELL)                 321                318          11/10/2005                 (3)
Chinese Yuan Renminbi (BUY)         451                442           8/14/2006                  9
Chinese Yuan Renminbi (BUY)         150                147           8/14/2006                  3
Chinese Yuan Renminbi (BUY)         645                631           8/14/2006                 14
Chinese Yuan Renminbi (BUY)         308                301           8/14/2006                  7
Chinese Yuan Renminbi (BUY)         820                803           8/14/2006                 17
Chinese Yuan Renminbi
  (SELL)                          1,596              1,574           8/14/2006                (22)
Chinese Yuan Renminbi
  (SELL)                            778                768           8/14/2006                (10)
Danish Krone (SELL)                 741                746           4/27/2005                  5
EURO (SELL)                         205                204            4/1/2005                 (1)
EURO (SELL)                         238                238            4/4/2005                 --
EURO (BUY)                        1,126              1,126            4/4/2005                 --
EURO (BUY)                        1,049              1,050            4/5/2005                 (1)
EURO (SELL)                       1,594              1,589            4/6/2005                 (5)
EURO (SELL)                         119                121           4/15/2005                  2
EURO (SELL)                         119                122           4/15/2005                  3
EURO (BUY)                        2,015              2,055           4/27/2005                (40)
EURO (BUY)                          227                232           4/27/2005                 (5)
EURO (SELL)                       5,864              5,981           4/27/2005                117
EURO (BUY)                        1,605              1,639           4/27/2005                (34)
EURO (BUY)                          504                514           4/27/2005                (10)
EURO (BUY)                        7,508              7,656           4/27/2005               (148)
EURO (BUY)                          364                372           4/27/2005                 (8)
EURO (BUY)                        1,990              2,029           4/27/2005                (39)
EURO (SELL)                       2,051              2,092           4/27/2005                 41
EURO (SELL)                      16,787             17,121           4/27/2005                334
EURO (SELL)                      12,437             12,687           4/27/2005                250
EURO (SELL)                         572                584           4/27/2005                 12
EURO (BUY)                        2,298              2,340           4/27/2005                (42)
EURO (SELL)                         533                541           4/27/2005                  8
EURO (SELL)                      16,393             16,650           4/27/2005                257
EURO (SELL)                       6,354              6,454           4/27/2005                100
EURO (BUY)                          637                643           4/27/2005                 (6)
EURO (BUY)                          221                223           4/27/2005                 (2)
EURO (SELL)                         442                454           4/27/2005                 12
EURO (SELL)                         848                871           4/27/2005                 23
EURO (SELL)                         624                639           4/27/2005                 15
EURO (SELL)                         624                639           4/27/2005                 15
EURO (BUY)                          287                297           4/27/2005                (10)
EURO (BUY)                          173                178           4/27/2005                 (5)
EURO (SELL)                         650                669           4/27/2005                 19
EURO (SELL)                       9,452              9,579           4/27/2005                127
EURO (SELL)                         247                253           4/27/2005                  6
EURO (SELL)                         351                360           4/27/2005                  9
EURO (SELL)                         247                247           4/27/2005                 --
EURO (BUY)                          832                829           4/27/2005                  3

--------------------------------------------------------------------------------

                                                                                         UNREALIZED
                                                  CONTRACT           DELIVERY           APPRECIATION
DESCRIPTION                  MARKET VALUE          AMOUNT              DATE            (DEPRECIATION)
-----------                  ------------         ---------         ----------         --------------
EURO (SELL)                    $    191           $    191           4/27/2005            $    --
EURO (BUY)                          273                271           4/27/2005                  2
EURO (BUY)                        1,599              1,590           4/27/2005                  9
EURO (BUY)                          208                208           4/27/2005                 --
EURO (BUY)                          349                357           6/17/2005                 (8)
EURO (BUY)                           91                 92           6/17/2005                 (1)
EURO (SELL)                         349                357           6/17/2005                  8
British Pound (SELL)              1,670              1,657            4/1/2005                (13)
British Pound (SELL)                789                785            4/4/2005                 (4)
British Pound (BUY)               1,023              1,022            4/5/2005                  1
British Pound (BUY)               3,547              3,548           4/28/2005                 (1)
British Pound (SELL)              7,516              7,519           4/28/2005                  3
British Pound (SELL)                666                675           4/28/2005                  9
British Pound (BUY)                 764                778           4/28/2005                (14)
British Pound (BUY)                 845                856           6/17/2005                (11)
British Pound (SELL)                465                471           6/17/2005                  6
Hong Kong Dollar (SELL)             566                576           11/7/2005                 10
Hong Kong Dollar (BUY)              566                576           11/7/2005                (10)
Hong Kong Dollar (SELL)             558                565           1/18/2006                  7
Hong Kong Dollar (SELL)             637                645           1/18/2006                  8
Hong Kong Dollar (SELL)           2,443              2,469           1/18/2006                 26
Hong Kong Dollar (SELL)           2,868              2,893           1/18/2006                 25
Hong Kong Dollar (BUY)              272                272           1/18/2006                 --
Hong Kong Dollar (BUY)            1,080              1,080           1/18/2006                 --
Hong Kong Dollar (BUY)            2,109              2,110           1/18/2006                 (1)
Hong Kong Dollar (BUY)            1,086              1,086           1/18/2006                 --
Hong Kong Dollar (BUY)            1,959              1,959           1/18/2006                 --
Israeli Shekel (SELL)               945                934           4/28/2005                (11)
Israeli Shekel (BUY)                200                200           4/28/2005                 --
Israeli Shekel (BUY)                470                471           4/28/2005                 (1)
Israeli Shekel (BUY)                275                275           4/28/2005                 --
Japanese Yen (SELL)                 159                163           4/20/2005                  4
Japanese Yen (SELL)               4,104              4,192           4/20/2005                 88
Japanese Yen (SELL)                 316                322           4/20/2005                  6
Japanese Yen (SELL)                 159                162           4/20/2005                  3
Japanese Yen (SELL)               4,104              4,190           4/20/2005                 86
Japanese Yen (SELL)                 289                296           4/20/2005                  7
Japanese Yen (SELL)                 753                771           4/20/2005                 18
Japanese Yen (SELL)                 409                411           4/20/2005                  2
Japanese Yen (BUY)                  694                692           4/20/2005                  2
Japanese Yen (BUY)                  490                489           4/20/2005                  1
Japanese Yen (SELL)                 215                214           4/20/2005                 (1)
Japanese Yen (BUY)                5,693              5,798           5/17/2005               (105)
Japanese Yen (BUY)                  671                683            6/9/2005                (12)
Japanese Yen (SELL)                 338                345            6/9/2005                  7
Japanese Yen (SELL)               5,713              5,610           12/7/2005               (103)
South Korean Won (BUY)              744                737           5/26/2005                  7
South Korean Won (BUY)              317                322           5/26/2005                 (5)
Mexican Peso (SELL)               1,031              1,016           4/25/2005                (15)
Mexican Peso (BUY)                  977                957           4/25/2005                 20
Mexican Peso (BUY)                2,092              2,048           4/25/2005                 44
Mexican Peso (BUY)                  644                639           4/25/2005                  5
Mexican Peso (SELL)                 644                640           4/25/2005                 (4)
Mexican Peso (SELL)                 864                863           4/25/2005                 (1)
Mexican Peso (SELL)                 216                216           4/25/2005                 --
Mexican Peso (BUY)                   15                 15           4/25/2005                 --
Mexican Peso (BUY)                    8                  8           4/25/2005                 --
Mexican Peso (BUY)                  637                644           4/25/2005                 (7)
Mexican Peso (SELL)                 345                342           4/25/2005                 (3)
Mexican Peso (SELL)                 292                288           4/25/2005                 (4)

 HARTFORD GLOBAL ADVISERS HLS FUND

 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                                         UNREALIZED
                                                  CONTRACT           DELIVERY           APPRECIATION
DESCRIPTION                  MARKET VALUE          AMOUNT              DATE            (DEPRECIATION)
-----------                  ------------         ---------         ----------         --------------
Mexican Peso (SELL)            $    638           $    634           4/25/2005            $    (4)
Norwegian Krone (BUY)               426                442           4/26/2005                (16)
Norwegian Krone (BUY)             1,548              1,607           4/26/2005                (59)
Norwegian Krone (BUY)               284                295           4/26/2005                (11)
Norwegian Krone (BUY)             1,032              1,071           4/26/2005                (39)
Norwegian Krone (BUY)             1,158              1,201           4/26/2005                (43)
Norwegian Krone (BUY)               261                271           4/26/2005                (10)
Norwegian Krone (SELL)              480                478           4/26/2005                 (2)
New Zealand Dollar (SELL)           647                645            4/8/2005                 (2)
New Zealand Dollar (SELL)           640                639            4/8/2005                 (1)
New Zealand Dollar (BUY)          1,294              1,296            4/8/2005                 (2)
New Zealand Dollar (SELL)           341                341            4/8/2005                 --
New Zealand Dollar (SELL)         6,110              6,293           5/17/2005                183
New Zealand Dollar (BUY)          6,310              5,605           12/7/2005                705
Polish Zloty (BUY)                   13                 13            4/5/2005                 --
Polish Zloty (SELL)                  13                 13            4/5/2005                 --
Polish Zloty (BUY)                   13                 13           6/15/2005                 --
Swedish Krona (SELL)                126                126            4/1/2005                 --
Swedish Krona (BUY)                  35                 35            4/5/2005                 --
Swedish Krona (SELL)              1,317              1,316            4/5/2005                 (1)
Swedish Krona (BUY)               1,210              1,264           4/15/2005                (54)
Swedish Krona (SELL)              1,164              1,205           4/15/2005                 41
Swedish Krona (BUY)                  43                 45           4/22/2005                 (2)
Swedish Krona (SELL)                151                156           7/20/2005                  5
Swedish Krona (BUY)                  86                 89           7/20/2005                 (3)
Swedish Krona (SELL)                 86                 88           7/20/2005                  2
Singapore Dollar (BUY)              116                117           4/22/2005                 (1)
Slovakian Korun (BUY)               623                650            4/5/2005                (27)
Slovakian Korun (BUY)               947                984            4/5/2005                (37)
Slovakian Korun (SELL)              623                621            4/5/2005                 (2)
Slovakian Korun (SELL)              947                946            4/5/2005                 (1)
Slovakian Korun (BUY)               953                948           6/15/2005                  5
Slovakian Korun (BUY)               627                622           6/15/2005                  5
South African Rands (SELL)        1,242              1,321           5/19/2005                 79
South African Rands (SELL)          181                193           5/19/2005                 12
South African Rands (SELL)          184                186           5/19/2005                  2
                                                                                          -------
                                                                                          $ 1,775
                                                                                          =======

              FORWARD FOREIGN BONDS OUTSTANDING AT MARCH 31, 2005

                                                                                       UNREALIZED
                                                  CONTRACT         DELIVERY           APPRECIATION
DESCRIPTION                  MARKET VALUE          AMOUNT            DATE            (DEPRECIATION)
-----------                  ------------         --------         ---------         --------------
Australian Government          $(11,602)          $(11,622)        4/15/2005             $  20
Canadian Government              (1,755)            (1,744)        4/22/2005               (11)
Deutsche Bundesrepublik          (9,931)            (9,897)        4/18/2005               (34)
Japanese Government              (2,524)            (2,481)        4/25/2005               (43)
U.K. Treasury Gilt              (10,469)           (10,384)        5/13/2005               (85)
                                                                                         -----
                                                                                         $(153)
                                                                                         =====

 HARTFORD GLOBAL COMMUNICATIONS HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                          VALUE
---------                                                       -------
COMMON STOCKS -- 98.7%
            AUSTRIA -- 1.4%
    @-19    Telekom Austria AG................................  $   369
                                                                -------
            BRAZIL -- 10.4%
     +92    Brasil Telecom S.A., ADR..........................    1,129
     *26    Tele Norte Letse Participacoes S.A., ADR..........      396
      50    Telemar Norte Leste S.A. .........................    1,180
                                                                -------
                                                                  2,705
                                                                -------
            CAYMAN ISLANDS -- 7.8%
   *+254    Kongzhong Corp. ADR...............................    2,034
                                                                -------
            CHINA -- 1.9%
  -1,414    China Telecom Corp., Ltd. ........................      493
                                                                -------
            FRANCE -- 8.4%
     -73    France Telecom S.A. ..............................    2,192
                                                                -------
            GERMANY -- 1.4%
    *-18    Deutsche Telekom AG...............................      361
                                                                -------
            HONG KONG -- 3.6%
   * 285    ZTE Corp. ........................................      943
                                                                -------
            INDONESIA -- 4.3%
      60    PT Telekomunikasi Indonesia ADR...................    1,126
                                                                -------
            IRELAND -- 3.0%
   @-294    Eircom Group PLC..................................      774
                                                                -------
            ITALY -- 3.6%
   +-304    Telecom Italia S.p.A. ............................      949
                                                                -------
            MOROCCO -- 0.1%
      @2    Maroc Telecom.....................................       18
                                                                -------
            NETHERLANDS -- 1.5%
     -44    Royal KPN N.V. ...................................      395
                                                                -------
            NORWAY -- 5.4%
   @-156    Telenor ASA.......................................    1,401
                                                                -------
            PHILIPPINES -- 4.6%
     -48    Philippine Long Distance Telephone Co. ...........    1,198
                                                                -------
            SOUTH KOREA -- 2.8%
      24    KT Corp., ADR.....................................      518
   -@@--    Samsung Electronics Co., Ltd. ....................      219
                                                                -------
                                                                    737
                                                                -------
            SPAIN -- 2.0%
      10    Telefonica S.A., ADR..............................      530
                                                                -------
            UNITED STATES OF AMERICA -- 36.5%
       8    Chunghwa Telecom Co., Ltd., ADR...................      174
      78    Citizens Communications Co. ......................    1,003
    *560    Dobson Communications Corp. ......................    1,132
      11    Fairpoint Communications, Inc. ...................      160
     *18    General Communication.............................      162
     *81    Nextel Communications, Inc., Class A..............    2,293
     *53    Primus Telecommunications Group, Inc. ............       84
      33    Telekom South Africa Ltd., ADR....................    2,284
      81    Turkcell Iletisim Hizmetleri......................    1,378
    *127    Ubiquitel, Inc. ..................................      852
                                                                -------
                                                                  9,522
                                                                -------
            Total common stocks (cost $22,507)................  $25,747
                                                                =======

                                                                MARKET
 SHARES                                                          VALUE
---------                                                       -------
SHORT-TERM SECURITIES -- 9.4%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 9.3%
   2,420    Boston Global Investment Trust....................  $ 2,420
                                                                -------
PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENTS -- 0.1%
 $     3    ABN Amro Joint Repurchase Agreement, dated
              03/31/05; Proceeds at maturity $3
              (Collateralized by U.S. Treasury Bills, 2.66%
              due 06/02/05 -- 06/09/05.) 2.64% due 04/01/05...        3
       4    ABN Amro Joint TriParty Repurchase Agreement,
              dated 03/31/05; Proceeds at maturity $4
              (Collateralized by Federal Home Loan Mortgage
              Corp., 1.875% -- 10.00% due 02/06/06 -- 02/01/32
              and Federal Home Loan Bank, 2.25% -- 3.875% due
              10/21/05 -- 08/14/09.) 2.80% due 04/01/05.......        4
       2    Deutsche Bank Securities Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $2 (Collateralized by Federal Home Loan Mortgage
              Corp., 4.50% -- 5.50% due 11/01/17 -- 01/01/35
              and Federal National Mortgage Association,
              4.00% -- 6.50% due 02/01/19 -- 12/01/34.) 2.85%
              due 04/01/05....................................        2
       8    J.P. Morgan Chase Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $8 (Collateralized by Federal National Mortgage
              Association, 4.00% -- 10.50% due
              02/01/06 -- 03/01/35.) 2.87% due 04/01/05.......        8
       2    J.P. Morgan Chase Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $8 (Collateralized by Federal National Mortgage
              Association, 4.00% -- 10.50% due
              02/01/06 -- 03/01/35.) 2.83% due 04/01/05.......        2
    @@--    UBS Securities Joint Repurchase Agreement, dated
              03/31/05; Proceeds at maturity $-
              (Collateralized by Treasury Inflation Protected
              Securities, 3.375% due 04/15/32.) 2.66% due
              04/01/05........................................       --
      18    UBS Securities Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $18 (Collateralized by Federal Home Loan
              Mortgage Corp., 4.00% -- 11.50% due
              05/01/05 -- 04/01/35 and Federal National
              Mortgage Association, 3.50% -- 11.50% due
              09/01/05 -- 03/01/35). 2.88% due 04/01/05.......       18
                                                                -------
                                                                     37
                                                                -------
            Total short-term securities (cost $2,457).........  $ 2,457
                                                                =======
            INVESTMENTS IN SECURITIES AT VALUE (TOTAL COST
              $24,964)S -- 108.1%.............................   28,204
            OTHER ASSETS, LESS LIABILITIES -- (8.1%)..........   (2,118)
                                                                -------
            NET ASSETS -- 100.0%..............................  $26,086
                                                                =======

 HARTFORD GLOBAL COMMUNICATIONS HLS FUND

 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

    *  Non-income producing during the period.

    +  All or a portion of this security was on loan as of March 31, 2005.

    @  Securities exempt from under Rule 144A of the Securities Act of 1933.
       These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the market value of these securities amounted to $2,562 or 9.8% of the total net assets.

    - Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of March 31, 2005, was $8,351, which represents 32.1% of the total net assets.

   @@ Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

    S At March 31, 2005, the cost of securities for federal income tax purposes is $24,968 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $ 4,945
       Unrealized depreciation..................................................   (1,709)
                                                                                  -------
       Net Unrealized appreciation..............................................  $ 3,236
                                                                                  =======

For information regarding the Fund's policy on valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

                                                  PERCENTAGE OF
DIVERSIFICATION BY INDUSTRY                        NET ASSETS
---------------------------                       -------------
Communications.................................        92.5%
Electronics....................................         0.8
Investment Companies held as Collateral on
  Loaned Securities............................         9.3
Repurchase Agreements..........................         0.1
Utilities......................................         5.4
Other Assets and Liabilities...................        (8.1)
                                                      -----
    Total......................................       100.0%
                                                      =====

 HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                MARKET
 SHARES                                                          VALUE
---------                                                       -------
COMMON STOCKS -- 99.2%
            BANKS -- 62.3%
   +-169    Banca Intesa S.p.A. ..............................  $   857
   +-106    Banco Bilbao Vizcayz Argentaria S.A. .............    1,728
      40    Bank of America Corp. ............................    1,777
       8    Bank of Hawaii Corp. .............................      344
     -30    Bayerische Vereinsbank AG.........................      724
      25    Canadian Western Bank.............................      536
    -151    Capitalia S.p.A. .................................      788
      40    Citigroup, Inc. ..................................    1,777
      24    Countrywide Financial Corp. ......................      782
      32    Golden West Financial Corp. ......................    1,918
     -71    HSBC Holdings PLC.................................    1,125
      68    Hibernia Corp., Class A...........................    2,167
   -@@--    Mitsubishi Tokyo Financial Group, Inc. ...........    1,128
    +-67    Nordea Bank AB....................................      675
      12    Northern Trust Corp. .............................      534
     -59    Royal Bank of Scotland Group PLC..................    1,892
    +-27    St. George Bank Ltd. .............................      507
      14    State Street Corp. ...............................      603
    +-25    UBS AG............................................    2,092
       4    Webster Financial Corp. ..........................      173
    -101    Westpac Banking Corp. ............................    1,479
                                                                -------
                                                                 23,606
                                                                -------
            ENERGY & SERVICES -- 0.8%
      +5    Canadian Imperial Bank of Commerce................      291
                                                                -------
            FINANCIAL SERVICES -- 10.2%
      11    Franklin Resources, Inc. .........................      755
      10    Goldman Sachs Group, Inc. ........................    1,045
      19    Merrill Lynch & Co., Inc. ........................    1,047
     -11    Takefuji Corp. ...................................      743
     -33    United Overseas Bank Ltd. ........................      288
                                                                -------
                                                                  3,878
                                                                -------
            INSURANCE -- 24.0%
      39    Ace Ltd. .........................................    1,621
      15    Ambac Financial Group, Inc. ......................    1,121
      31    American International Group, Inc. ...............    1,712
      14    MBIA, Inc. .......................................      706
      26    Marsh & McLennan Cos., Inc. ......................      779
       6    Prudential Financial, Inc. .......................      327
      22    Reinsurance Group of America, Inc. ...............      941
      41    St. Paul Travelers Cos., Inc. (The)...............    1,491
      23    UnumProvident Corp. ..............................      397
                                                                -------
                                                                  9,095
                                                                -------
            U.S. GOVERNMENT AGENCIES -- 1.9%
      11    Federal Home Loan Mortgage Corp. .................      708
                                                                -------
            Total common stocks (cost $33,713)................  $37,578
                                                                =======

                                                                MARKET
 SHARES                                                          VALUE
---------                                                       -------
SHORT-TERM SECURITIES -- 14.5%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 14.5%
   5,505    State Street Navigator Securities Lending Prime
              Portfolio.......................................  $ 5,505
                                                                -------
            Total short-term securities (cost $5,505).........  $ 5,505
                                                                =======
            INVESTMENTS IN SECURITIES AT VALUE (TOTAL COST
              $39,218)S -- 113.7%.............................   43,083
            OTHER ASSETS, LESS LIABILITIES -- (13.7%).........   (5,191)
                                                                -------
            NET ASSETS -- 100.0%..............................  $37,892
                                                                =======

    +  All or a portion of this security was on loan as of March 31, 2005.

    - Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of March 31, 2005, was $14,026, which represents 37.0% of the total net assets.

   @@ Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

    S At March 31, 2005, the cost of securities for federal income tax purposes is $39,444 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $ 4,757
       Unrealized depreciation..................................................   (1,118)
                                                                                  -------
       Net Unrealized appreciation..............................................  $ 3,639
                                                                                  =======

For information regarding the Fund's policy on valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

                                                  PERCENTAGE OF
DIVERSIFICATION BY COUNTRY                         NET ASSETS
--------------------------                        -------------
United States of America.......................        74.5%
United Kingdom.................................         8.0
Switzerland....................................         5.5
Australia......................................         5.2
Japan..........................................         4.9
Spain..........................................         4.6
Italy..........................................         4.3
Canada.........................................         2.2
Germany........................................         1.9
Sweden.........................................         1.8
Singapore......................................         0.8
Other Assets and Liabilities...................       (13.7)
                                                      -----
    Total......................................       100.0%
                                                      =====

 HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND

 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT MARCH 31, 2005

                                                                                        UNREALIZED
                                                  CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                  MARKET VALUE          AMOUNT             DATE            (DEPRECIATION)
-----------                  ------------         --------         ----------         --------------
Canadian Dollars (SELL)          $  4               $  4            4/5/2005               $--
Swiss Franc (SELL)                 17                 17            4/5/2005                --
EURO (SELL)                        17                 17            4/1/2005                --
EURO (SELL)                        33                 33            4/4/2005                --
EURO (SELL)                        37                 36            4/4/2005                (1)
EURO (SELL)                        91                 92            4/5/2005                 1
British Pound (SELL)               17                 17            4/4/2005                --
British Pound (SELL)              111                111            4/5/2005                --
Swedish Krona (SELL)               30                 30            4/4/2005                --
Swedish Krona (SELL)               66                 66            4/5/2005                --
Singapore Dollar (BUY)            104                104            4/4/2005                --
Singapore Dollar (BUY)            184                184            4/5/2005                --
                                                                                           ---
                                                                                           $--
                                                                                           ===

 HARTFORD GLOBAL HEALTH HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                           VALUE
---------                                                       ---------
COMMON STOCKS -- 99.7%
            BUSINESS SERVICES -- 2.3%
     569    NDCHealth Corp. ..................................  $   9,089
                                                                ---------
            CHEMICALS -- 1.2%
    -145    Bayer AG..........................................      4,798
                                                                ---------
            CONSUMER NON-DURABLES -- 4.2%
     435    McKesson Corp. ...................................     16,406
                                                                ---------
            DRUGS -- 53.3%
     447    Abbott Laboratories...............................     20,820
   *+142    Abgenix, Inc. ....................................        994
   *+136    Array BioPharma, Inc. ............................        951
     579    AstraZeneca PLC, ADR..............................     22,888
   *+130    AtheroGenics, Inc. ...............................      1,700
    *+87    Cephalon, Inc. ...................................      4,074
   *+110    Cytokinetics, Inc. ...............................        722
    *540    Elan Corp., PLC, ADR..............................      1,750
     241    Eli Lilly & Co. ..................................     12,577
    *209    Forest Laboratories, Inc. ........................      7,719
     *38    Genentech, Inc. ..................................      2,146
   *+227    Genzyme Corp. ....................................     13,016
    *196    Gilead Sciences, Inc. ............................      7,031
    *204    Hospira, Inc. ....................................      6,589
    *517    King Pharmaceuticals, Inc. .......................      4,295
   *+222    Medicines Co. (The)...............................      5,026
    *538    Millennium Pharmaceuticals, Inc. .................      4,527
   *+107    NPS Pharmaceuticals, Inc. ........................      1,352
    -258    Novartis AG.......................................     12,043
     *35    OSI Pharmaceuticals, Inc. ........................      1,459
    *+45    Onyx Pharmaceuticals, Inc. .......................      1,401
    +312    Sanofi-Synthelabo S.A., ADR.......................     13,198
   1,294    Schering-Plough Corp. ............................     23,479
    +-67    Schwarz Pharma AG.................................      2,955
       4    Serono S.A., Class B..............................      3,030
   +-665    Shionogi & Co., Ltd. .............................      9,145
    +-85    UCB S.A. .........................................      4,109
    *203    Watson Pharmaceuticals, Inc. .....................      6,247
     229    Wyeth.............................................      9,663
   *+127    Zymogenetics, Inc. ...............................      1,935
                                                                ---------
                                                                  206,841
                                                                ---------
            ELECTRICAL EQUIPMENT -- 0.4%
    *435    Bruker BioSciences Corp. .........................      1,531
                                                                ---------
            HEALTH SERVICES -- 4.6%
     *76    Edwards Lifesciences Corp. .......................      3,285
   *+395    Human Genome Sciences, Inc. ......................      3,643
   *+217    Triad Hospitals, Inc. ............................     10,852
                                                                ---------
                                                                   17,780
                                                                ---------
            INSURANCE -- 6.6%
     111    Aetna, Inc. ......................................      8,321
    *283    Health Net, Inc. .................................      9,267
    *139    PacifiCare Health Systems, Inc. ..................      7,906
                                                                ---------
                                                                   25,494
                                                                ---------
            MEDICAL INSTRUMENTS & SUPPLIES -- 19.7%
     304    Baxter International, Inc. .......................     10,337
     +53    Beckman Coulter, Inc. ............................      3,535

                                                                 MARKET
 SHARES                                                           VALUE
---------                                                       ---------
            MEDICAL INSTRUMENTS & SUPPLIES -- (CONTINUED)
   +-299    Eisai Co., Ltd. ..................................  $  10,112
     390    Medtronic, Inc. ..................................     19,860
   +-177    Olympus Corp. ....................................      4,119
   +-606    Sankyo Co., Ltd. .................................     12,747
    +-93    Takeda Chemical Industries Ltd. ..................      4,407
    +-83    Terumo Corp. .....................................      2,485
    -264    Yamanouchi Pharmaceuticals Co., Ltd. .............      8,901
                                                                ---------
                                                                   76,503
                                                                ---------
            RESEARCH & TESTING FACILITIES -- 5.6%
   *+281    Amylin Pharmaceuticals, Inc. .....................      4,908
    *407    Applera Corp. -- Celera Genomics Group............      4,167
   *+202    CV Therapeutics, Inc. ............................      4,105
   *+212    Ciphergen Biosystems, Inc. .......................        588
   *+446    Exelixis, Inc. ...................................      3,022
    *+81    ICOS Corp. .......................................      1,815
   *+276    Incyte Corp. .....................................      1,887
   *+229    Regeneron Pharmeceuticals, Inc. ..................      1,168
                                                                ---------
                                                                   21,660
                                                                ---------
            RETAIL -- 1.8%
 *+1,735    Rite Aid Corp. ...................................      6,871
                                                                ---------
            Total common stocks (cost $377,405)...............  $ 386,973
                                                                =========
SHORT-TERM SECURITIES -- 26.2%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 25.6%
  99,337    State Street Navigator Securities Lending Prime
              Portfolio.......................................  $  99,337
                                                                ---------
PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENTS -- 0.6%
 $   177    ABN Amro Joint Repurchase Agreement, dated
              03/31/05; Proceeds at maturity $177
              (Collateralized by U.S. Treasury Bills, 2.66%
              due 06/02/05 -- 06/09/05.) 2.64% due 04/01/05...  $     177
     248    ABN Amro Joint TriParty Repurchase Agreement,
              dated 03/31/05; Proceeds at maturity $248
              (Collateralized by Federal Home Loan Mortgage
              Corp., 1.875% -- 10.00% due 02/06/06 -- 02/01/32
              and Federal Home Loan Bank, 2.25% -- 3.875% due
              10/21/05 -- 08/14/09.) 2.80% due 04/01/05.......        248
     126    Deutsche Bank Securities Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $126 (Collateralized by Federal Home Loan
              Mortgage Corp., 4.50% -- 5.50% due
              11/01/17 -- 01/01/35 and Federal National
              Mortgage Association, 4.00% -- 6.50% due
              02/01/19 -- 12/01/34.) 2.85% due 04/01/05.......        126

 HARTFORD GLOBAL HEALTH HLS FUND

 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                           VALUE
---------                                                       ---------
            REPURCHASE AGREEMENTS -- (CONTINUED)
 $   501    J.P. Morgan Chase Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $501 (Collateralized by Federal National
              Mortgage Association, 4.00% -- 10.50% due
              02/01/06 -- 03/01/35.) 2.87% due 04/01/05.......  $     501
      96    Lehman Brothers Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $96 (Collateralized by Federal National Mortgage
              Association, 3.50% -- 7.50% due
              08/01/13 -- 03/01/35 and Government National
              Mortgage Association, 8.00% due 06/25/17.) 2.83%
              due 04/01/05....................................         96
      18    UBS Securities Joint Repurchase Agreement, dated
              03/31/05; Proceeds at maturity $18
              (Collateralized by Treasury Inflation Protected
              Securities, 3.375% due 04/15/32.) 2.66% due
              04/01/05........................................         18
   1,077    UBS Securities Joint TriParty Repurchase
              Agreement, dated 03/31/05;
              Proceeds at maturity $1,078 (Collateralized by
              Federal Home Loan
              Mortgage Corp., 4.00% -- 11.50% due
              05/01/05 -- 04/01/35 and Federal
              National Mortgage Association, 3.50% -- 11.50%
              due 09/01/05 -- 03/01/35)
              2.88% due 04/01/05..............................      1,077
                                                                ---------
            Total short-term securities (cost $101,580).......      2,243
                                                                ---------
                                                                $ 101,580
                                                                =========
            INVESTMENTS IN SECURITIES AT VALUE (TOTAL COST
              $478,985)S -- 125.8%............................    488,553
            OTHER ASSETS, LESS LIABILITIES -- (25.8%).........   (100,342)
                                                                ---------
            NET ASSETS -- 100.0%..............................  $ 388,211
                                                                =========

    *  Non-income producing during the period.
    +  All or a portion of this security was on loan as of March 31, 2005.
    - Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of March 31, 2005, was $75,821, which represents 19.5% of the total net assets.
    S At March 31, 2005, the cost of securities for federal income tax purposes is $479,887 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $ 41,056
       Unrealized depreciation..................................................   (32,390)
                                                                                  --------
       Net Unrealized appreciation..............................................  $  8,666
                                                                                  ========

For information regarding the Fund's policy on valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

                                                  PERCENTAGE OF
DIVERSIFICATION BY COUNTRY                         NET ASSETS
--------------------------                        -------------
United States of America.......................        95.7%
Japan..........................................        13.4
United Kingdom.................................         5.9
Switzerland....................................         3.9
France.........................................         3.4
Germany........................................         2.0
Belgium........................................         1.1
Ireland........................................         0.5
Other Assets and Liabilities...................       (25.9)
                                                      -----
    Total......................................       100.0%
                                                      =====

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT MARCH 31, 2005

                                                                                        UNREALIZED
                                                  CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                  MARKET VALUE          AMOUNT             DATE            (DEPRECIATION)
-----------                  ------------         --------         ----------         --------------
Swiss Franc (BUY)               $3,036             $3,038           4/5/2005               $(2)
Japanese Yen (SELL)                409                408           4/4/2005                (1)
                                                                                           ---
                                                                                           $(3)
                                                                                           ===

 HARTFORD GLOBAL LEADERS HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCKS -- 98.2%
            AEROSPACE & DEFENSE -- 2.1%
   +-821    European Aeronautic Defense and Space Co. ........  $   24,548
                                                                ----------
            APPAREL & TEXTILE -- 1.8%
  -3,104    Esprit Holdings Ltd. .............................      21,162
                                                                ----------
            BANKS -- 9.4%
    -865    Banca Intesa S.p.A. ..............................       4,396
   +-695    Banco Bilbao Vizcayz Argentaria S.A. .............      11,312
 +-1,990    Bank of Yokohama Ltd. (The).......................      12,115
   +-963    Bayerische Vereinsbank AG.........................      23,525
     101    Citigroup, Inc. ..................................       4,538
   +-405    Credit Suisse Group...............................      17,330
     +-1    Mitsubishi Tokyo Financial Group, Inc. ...........      10,966
    -186    Royal Bank of Scotland Group PLC..................       5,932
   +-250    UBS AG............................................      21,095
                                                                ----------
                                                                   111,209
                                                                ----------
            BUSINESS SERVICES -- 2.2%
   +-109    Adecco S.A. ......................................       5,964
  -2,895    Capita Group PLC..................................      20,551
                                                                ----------
                                                                    26,515
                                                                ----------
            CHEMICALS -- 2.0%
     472    du Pont (E.I.) de Nemours & Co. ..................      24,180
                                                                ----------
            COMMUNICATIONS -- 8.5%
  -6,107    Carphone Warehouse Group PLC......................      18,695
  *1,308    Nokia Corp., ADR..................................      20,184
   @-673    SES Global........................................       8,610
 *+3,364    Sirius Satellite Radio, Inc. .....................      18,903
*+-4,136    Telefonaktiebolaget LM Ericcson AB, B Shares......      11,668
  -8,264    Vodafone Group PLC................................      21,948
                                                                ----------
                                                                   100,008
                                                                ----------
            COMPUTERS & OFFICE EQUIPMENT -- 1.3%
    *391    Dell, Inc. .......................................      15,034
                                                                ----------
            CONSUMER DURABLES -- 1.7%
  *1,303    Corning, Inc. ....................................      14,502
    -415    Nippon Electric Glass Co., Ltd. ..................       5,957
                                                                ----------
                                                                    20,459
                                                                ----------
            CONSUMER NON-DURABLES -- 1.6%
   +-256    Fuji Photo Film Co., Ltd. ........................       9,334
     178    Procter & Gamble Co. (The)........................       9,434
                                                                ----------
                                                                    18,768
                                                                ----------
            DRUGS -- 8.2%
     403    Abbott Laboratories...............................      18,802
    -706    AstraZeneca PLC...................................      27,858
    *151    Gilead Sciences, Inc. ............................       5,399
   *+922    IVAX Corp. .......................................      18,222
    -121    Roche Holdings AG.................................      12,934
     769    Schering-Plough Corp. ............................      13,952
                                                                ----------
                                                                    97,167
                                                                ----------
            ELECTRONICS -- 7.1%
   *+658    ASML Holding N.V., NY Shares......................      11,035
  +1,633    AU Optronics Corp., ADR...........................      23,932

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
            ELECTRONICS -- (CONTINUED)
    -246    Chi Mei Optoelectronics Corp. ....................  $      359
  *1,225    Cisco Systems, Inc. ..............................      21,906
  *+-297    LG Philips LCD Co., Ltd. .........................      12,914
     -12    Samsung Electronics Co., Ltd. ....................       5,834
     320    Texas Instruments, Inc. ..........................       8,162
                                                                ----------
                                                                    84,142
                                                                ----------
            ENERGY & SERVICES -- 7.5%
 -11,160    CNOOC Ltd. .......................................       6,074
     168    ConocoPhillips....................................      18,128
   +-438    Ente Nazional Idrocarburi S.p.A. .................      11,390
     340    ExxonMobil Corp. .................................      20,252
    @131    OAO Gazprom ADR...................................       4,411
     172    Petro-Canada......................................      10,006
    +180    Talisman Energy, Inc. ............................       6,164
   *+248    Transocean, Inc. .................................      12,767
                                                                ----------
                                                                    89,192
                                                                ----------
            FINANCIAL SERVICES -- 5.0%
   +-496    AXA S.A. .........................................      13,211
     143    Goldman Sachs Group, Inc. ........................      15,718
     167    Lehman Brothers Holdings, Inc. ...................      15,715
      61    Morgan Stanley Dean Witter & Co. .................       3,481
   +-161    Takefuji Corp. ...................................      10,846
                                                                ----------
                                                                    58,971
                                                                ----------
            FOOD, BEVERAGE & TOBACCO -- 7.9%
     603    Altria Group, Inc. ...............................      39,430
   +-220    Groupe Danone.....................................      21,862
     +-1    Japan Tobacco, Inc. ..............................       9,013
   *-307    Koninklijke Numico N.V. ..........................      12,548
    +-76    Pernod-Ricard.....................................      10,629
                                                                ----------
                                                                    93,482
                                                                ----------
            HOTELS & GAMING -- 0.7%
   -@@--    Intercontinental Hotels Group PLC.................          --
     145    Starwood Hotels & Resorts Worldwide, Inc. ........       8,674
                                                                ----------
                                                                     8,674
                                                                ----------
            INSURANCE -- 1.8%
     204    Aetna, Inc. ......................................      15,282
     -32    Zurich Financial Services, AG.....................       5,661
                                                                ----------
                                                                    20,943
                                                                ----------
            MACHINERY -- 0.3%
     +50    Ingersoll Rand Co. ...............................       3,959
                                                                ----------
            MEDIA & ENTERTAINMENT -- 7.8%
    *796    Comcast Corp. ....................................      26,586
  -7,438    EMI Group PLC.....................................      33,247
   +-811    Mediaset S.p.A. ..................................      11,659
  *+-683    Vivendi Universal S.A. ...........................      20,917
                                                                ----------
                                                                    92,409
                                                                ----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 2.8%
     440    Baxter International, Inc. .......................      14,955
   +-363    Eisai Co., Ltd. ..................................      12,311
   +-195    Terumo Corp. .....................................       5,851
                                                                ----------
                                                                    33,117
                                                                ----------

 HARTFORD GLOBAL LEADERS HLS FUND

 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            METALS, MINERALS & MINING -- 2.3%
    -357    Billiton PLC......................................  $    4,797
   *+571    Inco Ltd. ........................................      22,718
                                                                ----------
                                                                    27,515
                                                                ----------
            RETAIL -- 7.8%
     154    CVS Corp. ........................................       8,119
  -1,197    Great Universal Stores PLC........................      20,603
 *-4,008    Koninklijke Ahold N.V. ...........................      33,493
   *+391    Office Depot, Inc. ...............................       8,661
     401    Yum! Brands, Inc. ................................      20,777
                                                                ----------
                                                                    91,653
                                                                ----------
            SOFTWARE & SERVICES -- 5.8%
    *178    Electronic Arts, Inc. ............................       9,222
    +198    Infosys Technologies Ltd. ........................      14,628
     357    Microsoft Corp. ..................................       8,617
   *+233    Pixar, Inc. ......................................      22,749
    *385    Yahoo!, Inc. .....................................      13,065
                                                                ----------
                                                                    68,281
                                                                ----------
            TRANSPORTATION -- 1.5%
     178    Canadian Pacific Railway Ltd. ....................       6,430
    +105    Canadian National Railway Co. ....................       6,611
   *+105    Ryanair Holdings PLC, ADR.........................       4,591
                                                                ----------
                                                                    17,632
                                                                ----------
            UTILITIES -- 1.1%
     200    Grupo Televisa S.A. ..............................      11,748
                                                                ----------
            Total common stocks (cost $1,135,084).............  $1,140,584
                                                                ==========
SHORT-TERM SECURITIES -- 25.6%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 23.2%
 273,914    State Street Navigator Securities Lending Prime
              Portfolio.......................................  $  273,914
                                                                ----------
PRINCIPAL                                                        MARKET
 AMOUNT                                                           VALUE
---------                                                       ----------
            REPURCHASE AGREEMENTS -- 2.4%
$  2,234    ABN Amro Joint Repurchase Agreement, dated
              03/31/05; Proceeds at maturity $2,235
              (Collateralized by U.S. Treasury Bills, 2.66%
              due 06/02/05 -- 06/09/05.) 2.64% due 04/01/05...  $    2,234
   3,128    ABN Amro Joint TriParty Repurchase Agreement,
              dated 03/31/05; Proceeds at maturity $3,129
              (Collateralized by Federal Home Loan Mortgage
              Corp., 1.875% -- 10.00% due 02/06/06 -- 02/01/32
              and Federal Home Loan Bank, 2.25% -- 3.875% due
              10/21/05 -- 08/14/09.) 2.80% due 04/01/05.......       3,128
   1,596    Deutsche Bank Securities Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $1,596 (Collateralized by Federal Home Loan
              Mortgage Corp., 4.50% -- 5.50% due
              11/01/17 -- 01/01/35 and Federal National
              Mortgage Association, 4.00% -- 6.50% due
              02/01/19 -- 12/01/34.) 2.85% due 04/01/05.......       1,596
   6,320    J.P. Morgan Chase Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $6,321 (Collateralized by Federal National
              Mortgage Association, 4.00% -- 10.50% due
              02/01/06 -- 03/01/35.) 2.87% due 04/01/05.......       6,320
   1,213    Lehman Brothers Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $1,213 (Collateralized by Federal National
              Mortgage Association, 3.50% -- 7.50% due
              08/01/13 -- 03/01/35 and Government National
              Mortgage Association, 8.00% due 06/25/17.) 2.83%
              due 04/01/05....................................       1,213

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE
---------                                                       ----------
            REPURCHASE AGREEMENTS -- (CONTINUED)
$    231    UBS Securities Joint Repurchase Agreement, dated
              03/31/05; Proceeds at maturity $231
              (Collateralized by Treasury Inflation Protected
              Securities, 3.375% due 04/15/32.) 2.66% due
              04/01/05........................................  $      231
  13,598    UBS Securities Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $13,599 (Collateralized by Federal Home Loan
              Mortgage Corp., 4.00% -- 11.50% due
              05/01/05 -- 04/01/35 and Federal National
              Mortgage Association, 3.50% -- 11.50% due
              09/01/05 -- 03/01/35) 2.88% due 04/01/05........      13,598
                                                                ----------
                                                                    28,320
                                                                ----------
            Total short-term securities (cost $302,234).......  $  302,234
                                                                ==========
            INVESTMENTS IN SECURITIES AT VALUE (TOTAL COST
              $1,437,318)S -- 123.8%..........................   1,463,002
            OTHER ASSETS, LESS LIABILITIES -- (23.8%).........    (281,163)
                                                                ----------
            NET ASSETS -- 100.0%..............................  $1,181,839
                                                                ==========

    *  Non-income producing during the period.

    +  All or a portion of this security was on loan as of March 31, 2005.

    @  Securities exempt from under Rule 144A of the Securities Act of 1933.
       These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the market value of these securities amounted to $13,021 or 1.1% of the total net assets.

    - Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of March 31, 2005, was $559,119, which represents 47.3% of the total net assets.

   @@ Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

    S At March 31, 2005, the cost of securities for federal income tax purposes is $1,442,166 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $ 45,536
       Unrealized depreciation..................................................   (24,700)
                                                                                  --------
       Net Unrealized appreciation..............................................  $ 20,836
                                                                                  ========

For information regarding the Fund's policy on valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

                                                  PERCENTAGE OF
DIVERSIFICATION BY COUNTRY                         NET ASSETS
--------------------------                        -------------
United States of America.......................        65.6%
United Kingdom.................................        13.0
Netherlands....................................         6.9
Japan..........................................         6.5
France.........................................         5.6
Switzerland....................................         5.3
Canada.........................................         4.4
Italy..........................................         2.3
Hong Kong......................................         2.3
Taiwan.........................................         2.1
Germany........................................         2.0
Finland........................................         1.7
South Korea....................................         1.6
Sweden.........................................         1.0
Spain..........................................         1.0
Mexico.........................................         1.0
Luxembourg.....................................         0.7
Russia.........................................         0.4
Ireland........................................         0.4
Other Assets and Liabilities...................       (23.8)
                                                      -----
    Total......................................       100.0%
                                                      =====

 HARTFORD GLOBAL LEADERS HLS FUND

 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT MARCH 31, 2005

                                                                                      UNREALIZED
                                                  CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                  MARKET VALUE          AMOUNT            DATE           (DEPRECIATION)
-----------                  ------------         --------         --------         --------------
Canadian Dollars (SELL)         $2,051             $2,040          4/4/2005              $(11)
Swiss Franc (BUY)                5,720              5,688          4/1/2005                32
Swiss Franc (BUY)                1,370              1,369          4/4/2005                 1
EURO (SELL)                        981                978          4/1/2005                (3)
EURO (SELL)                        842                841          4/4/2005                (1)
EURO (BUY)                       3,188              3,190          4/4/2005                (2)
EURO (BUY)                       4,821              4,823          4/5/2005                (2)
British Pound (SELL)             7,524              7,463          4/1/2005               (61)
British Pound (SELL)             3,491              3,474          4/4/2005               (17)
British Pound (BUY)              2,078              2,077          4/5/2005                 1
Swedish Krona (SELL)               621                621          4/1/2005                --
Swedish Krona (SELL)             6,407              6,405          4/5/2005                (2)
                                                                                         ----
                                                                                         $(65)
                                                                                         ====

 HARTFORD GLOBAL TECHNOLOGY HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
COMMON STOCKS -- 98.3%
            BUSINESS SERVICES -- 4.7%
   *113     Accenture Ltd. ...................................  $  2,736
    *55     Iron Mountain, Inc. ..............................     1,586
     27     Manpower, Inc. ...................................     1,158
    *24     Monster Worldwide, Inc. ..........................       676
                                                                --------
                                                                   6,156
                                                                --------
            COMMUNICATIONS -- 9.1%
  *@@--     Freescale Semiconductor, Inc., Class B............        --
  *+331     Nokia Corp., ADR..................................     5,112
    300     Motorola, Inc. ...................................     4,491
     83     Scientific-Atlanta, Inc. .........................     2,351
                                                                --------
                                                                  11,954
                                                                --------
            COMPUTERS & OFFICE EQUIPMENT -- 12.7%
   *130     ASM International N.V. ...........................     2,147
    *53     Dell, Inc. .......................................     2,021
   *157     EMC Corp. ........................................     1,933
   -689     HON HAI Precision Industry........................     3,051
    207     Hewlett-Packard Co. ..............................     4,533
     24     International Business Machines Corp. ............     2,193
     56     Symbol Technologies, Inc. ........................       807
                                                                --------
                                                                  16,685
                                                                --------
            CONSUMER DURABLES -- 2.5%
   *300     Corning, Inc. ....................................     3,335
                                                                --------
            ELECTRONICS -- 28.1%
   *+83     ASML Holding N.V., NY Shares......................     1,387
    117     Analog Devices, Inc. .............................     4,210
   *210     Cisco Systems, Inc. ..............................     3,764
   *270     Fairchild Semiconductor International Inc., Class
              A...............................................     4,135
   *374     Flextronics International Ltd. ...................     4,504
    *75     Hutchinson Technology, Inc. ......................     2,591
    *37     Marvell Technology Group Ltd. ....................     1,399
     94     Maxim Integrated Products, Inc. ..................     3,830
   *483     ON Semiconductor Corp. ...........................     1,908
    *47     QLogic Corp. .....................................     1,891
    -36     Sony Corp. .......................................     1,415
    223     Texas Instruments, Inc. ..........................     5,682
                                                                --------
                                                                  36,716
                                                                --------
            MACHINERY -- 4.4%
   *199     Lam Research Corp. ...............................     5,755
                                                                --------
            SOFTWARE & SERVICES -- 36.8%
     17     Automatic Data Processing, Inc. ..................       778
   *173     BISYS Group, Inc. (The)...........................     2,705
     37     Computer Associates International, Inc. ..........     1,011
    *77     DST Systems, Inc. ................................     3,533
   *102     Electronic Arts, Inc. ............................     5,266
    154     First Data Corp. .................................     6,038
    *22     Google, Inc. .....................................     3,881
    *90     Juniper Networks, Inc. ...........................     1,992
    437     Microsoft Corp. ..................................    10,555
  *+122     Red Hat, Inc. ....................................     1,328
    *86     S1 Corp. .........................................       599
    *69     Salesforce.com, Inc. .............................     1,027

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
            SOFTWARE & SERVICES -- (CONTINUED)
    *16     Serena Software, Inc. ............................  $    380
   *266     Yahoo!, Inc. .....................................     9,000
                                                                --------
                                                                  48,093
                                                                --------
            Total common stocks (cost $128,657)...............  $123,582
                                                                ========
WARRANTS -- 0.6%
            FINANCIAL SERVICES -- 0.6%
   @-24     Tata Consultancy Services Ltd. ...................  $    777
                                                                --------
            Total warrants (cost $437)........................  $    777
                                                                ========
SHORT-TERM SECURITIES -- 5.6%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 5.6%
  7,373     Boston Global Investment Trust....................  $  7,373
                                                                --------
            Total short-term securities (cost $7,373).........  $  7,373
                                                                ========
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $136,467)S -- 104.6%................   136,844
            OTHER ASSETS, LESS LIABILITIES -- (4.6%)..........    (5,976)
                                                                --------
            NET ASSETS -- 100.0%..............................  $130,868
                                                                ========

    *  Non-income producing during the period.

    +  All or a portion of this security was on loan as of March 31, 2005.

    @  Securities exempt from under Rule 144A of the Securities Act of 1933.
       These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the market value of these securities amounted to $777 or 0.6% of the total net assets.

    - Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of March 31, 2005, was $5,243, which represents 4.0% of the total net assets.

   @@ Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

    S At March 31, 2005, the cost of securities for federal income tax purposes is $138,247 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $  5,606
       Unrealized depreciation..................................................    (7,009)
                                                                                  --------
       Net Unrealized depreciation..............................................  $ (1,403)
                                                                                  ========


For information regarding the Fund's policy on valuation of investments and other significant accounting polices, please refer to the Fund's most recent semi-annual or annual report.

                                                  PERCENTAGE OF
DIVERSIFICATION BY COUNTRY                         NET ASSETS
--------------------------                        -------------
United States of America.......................        93.9%
Finland........................................         3.9
Netherlands....................................         2.7
Taiwan.........................................         2.3
Japan..........................................         1.1
India..........................................         0.6
Other Assets and Liabilities...................        (4.5)
                                                      -----
    Total......................................       100.0%
                                                      =====

 HARTFORD GLOBAL TECHNOLOGY HLS FUND

 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT MARCH 31, 2005

                                                                    UNREALIZED
                                            CONTRACT   DELIVERY    APPRECIATION
DESCRIPTION                  MARKET VALUE    AMOUNT      DATE     (DEPRECIATION)
-----------                  ------------   --------   --------   --------------
Japanese Yen (SELL)              $ 8          $ 8      4/1/2005        $ --
Japanese Yen (SELL)               16           16      4/5/2005          --
                                                                       ----
                                                                       $ --
                                                                       ====

 HARTFORD GROWTH HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
COMMON STOCKS -- 96.4%
            APPAREL & TEXTILE -- 1.1%
     *78    Coach, Inc. ......................................  $  4,410
                                                                --------
            BANKS -- 7.5%
      91    Capital One Financial Corp. ......................     6,797
     615    Countrywide Financial Corp. ......................    19,978
      73    Golden West Financial Corp. ......................     4,417
                                                                --------
                                                                  31,192
                                                                --------
            BUSINESS SERVICES -- 2.9%
    *160    Accenture Ltd. ...................................     3,852
      94    Omnicom Group, Inc. ..............................     8,336
                                                                --------
                                                                  12,188
                                                                --------
            COMMUNICATIONS -- 6.0%
      75    America Movil S.A. de C.V., ADR...................     3,884
    *110    Research in Motion Ltd. ..........................     8,394
    *399    XM Satellite Radio Holdings, Inc. ................    12,563
                                                                --------
                                                                  24,841
                                                                --------
            COMPUTERS & OFFICE EQUIPMENT -- 9.2%
     195    CDW Corp. ........................................    11,078
    *440    Dell, Inc. .......................................    16,914
    *126    Lexmark International, Inc. ......................    10,091
                                                                --------
                                                                  38,083
                                                                --------
            CONSTRUCTION -- 1.0%
      77    Lennar Corp. .....................................     4,353
                                                                --------
            CONSUMER DURABLES -- 0.9%
      69    Johnson Controls, Inc. ...........................     3,851
                                                                --------
            DRUGS -- 14.7%
     220    Abbott Laboratories...............................    10,257
     448    AstraZeneca PLC, ADR..............................    17,696
     121    Eli Lilly & Co. ..................................     6,301
    *143    Forest Laboratories, Inc. ........................     5,288
     *58    Genzyme Corp. ....................................     3,333
    *140    Gilead Sciences, Inc. ............................     4,996
     118    Sanofi-Synthelabo S.A., ADR.......................     4,981
     462    Schering-Plough Corp. ............................     8,381
                                                                --------
                                                                  61,233
                                                                --------
            EDUCATION -- 4.8%
    *270    Apollo Group, Inc. ...............................    20,032
                                                                --------
            ELECTRICAL EQUIPMENT -- 1.8%
     137    Danaher Corp. ....................................     7,332
                                                                --------
            ELECTRONICS -- 6.6%
    *594    Cisco Systems, Inc. ..............................    10,635
     465    General Electric Co. .............................    16,767
                                                                --------
                                                                  27,402
                                                                --------
            ENERGY & SERVICES -- 4.4%
     102    Halliburton Co. ..................................     4,396
     177    Petro-Canada......................................    10,238
      87    Petroleo Brasileiro S.A., ADR.....................     3,822
                                                                --------
                                                                  18,456
                                                                --------
            HOTELS & GAMING -- 0.9%
      64    Starwood Hotels & Resorts Worldwide, Inc. ........     3,871
                                                                --------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
            INSURANCE -- 4.2%
     107    Aetna, Inc. ......................................  $  8,046
      50    Progressive Corp. (The)...........................     4,599
     *38    WellPoint, Inc. ..................................     4,719
                                                                --------
                                                                  17,364
                                                                --------
            MEDIA & ENTERTAINMENT -- 1.3%
    *166    Comcast Corp. ....................................     5,535
                                                                --------
            MEDICAL INSTRUMENTS & SUPPLIES -- 3.4%
     276    Medtronic, Inc. ..................................    14,056
                                                                --------
            RESEARCH & TESTING FACILITIES -- 1.0%
      51    Moody's Corp. ....................................     4,088
                                                                --------
            RETAIL -- 5.4%
      54    Abercrombie & Fitch Co. ..........................     3,115
    *345    eBay, Inc. .......................................    12,858
     222    PETsMART, Inc. ...................................     6,381
                                                                --------
                                                                  22,354
                                                                --------
            SOFTWARE & SERVICES -- 16.7%
    *362    Electronic Arts, Inc. ............................    18,770
     121    First Data Corp. .................................     4,761
     *50    Google, Inc. .....................................     8,998
     383    Microsoft Corp. ..................................     9,269
     *84    Pixar, Inc. ......................................     8,192
    *580    Yahoo!, Inc. .....................................    19,659
                                                                --------
                                                                  69,649
                                                                --------
            TRANSPORTATION -- 2.6%
      72    Boeing Co. (The)..................................     4,209
      61    General Dynamics Corp. ...........................     6,557
                                                                --------
                                                                  10,766
                                                                --------
            Total common stocks (cost $393,233)...............  $401,056
                                                                ========
PRINCIPAL
 AMOUNT
---------
SHORT-TERM SECURITIES -- 6.6%
            REPURCHASE AGREEMENTS -- 6.6%
 $ 2,176    ABN Amro Joint Repurchase Agreement, dated
              03/31/05; Proceeds at maturity $2,176
              (Collateralized by U.S. Treasury Bills, 2.66%
              due 06/02/05 -- 06/09/05.) 2.64% due 04/01/05...  $  2,176
   3,047    ABN Amro Joint TriParty Repurchase Agreement,
              dated 03/31/05; Proceeds at maturity $3,047
              (Collateralized by Federal Home Loan Mortgage
              Corp., 1.875% -- 10.00% due 02/06/06 -- 02/01/32
              and Federal Home Loan Bank, 2.25% -- 3.875% due
              10/21/05 -- 08/14/09.) 2.80% due 04/01/05.......     3,047
   1,554    Deutsche Bank Securities Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $1,555 (Collateralized by Federal Home Loan
              Mortgage Corp., 4.50% -- 5.50% due
              11/01/17 -- 01/01/35 and Federal National
              Mortgage Association, 4.00% -- 6.50% due
              02/01/19 -- 12/01/34.) 2.85% due 04/01/05.......     1,554

 HARTFORD GROWTH HLS FUND

 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE
---------                                                       --------
SHORT-TERM SECURITIES -- (CONTINUED)
            REPURCHASE AGREEMENTS -- (CONTINUED)
 $ 6,155    J.P. Morgan Chase Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $6,1556 (Collateralized by Federal National
              Mortgage Association, 4.00% -- 10.50% due
              02/01/06 -- 03/01/35.) 2.87% due 04/01/05.......  $  6,155
   1,181    Lehman Brothers Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $1,181 (Collateralized by Federal National
              Mortgage Association, 3.50% -- 7.50% due
              08/01/13 -- 03/01/35 and Government National
              Mortgage Association, 8.00% due 06/25/17.) 2.83%
              due 04/01/05....................................     1,181
     225    UBS Securities Joint Repurchase Agreement, dated
              03/31/05; Proceeds at maturity $225
              (Collateralized by Treasury Inflation Protected
              Securities, 3.375% due 04/15/32.) 2.66% due
              04/01/05........................................       225
  13,244    UBS Securities Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $13,245 (Collateralized by Federal Home Loan
              Mortgage Corp., 4.00% -- 11.50% due
              05/01/05 -- 04/01/35 and Federal National
              Mortgage Association, 3.50% -- 11.50% due
              09/01/05 -- 03/01/35) 2.88% due 04/01/05........    13,244
                                                                --------
            Total short-term securities (cost $27,582)........  $ 27,582
                                                                ========
            INVESTMENTS IN SECURITIES AT VALUE (TOTAL COST
              $420,815)s -- 103.0%............................   428,638
            OTHER ASSETS, LESS LIABILITIES -- (3.0%)..........   (12,562)
                                                                --------
            NET ASSETS -- 100.0%..............................  $416,076
                                                                ========

Note: Market value of investments in foreign securities represents 11.8% of total net assets as of March 31, 2005

    *  Non-income producing during the period

    s At March 31, 2005, the cost of securities for federal income tax purposes is $421,528 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $ 21,617
       Unrealized depreciation..................................................   (14,507)
                                                                                  --------
       Net Unrealized appreciation..............................................  $  7,110
                                                                                  ========

For information regarding the Fund's policy on valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 HARTFORD HIGH YIELD HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                           VALUE
----------                                                       ---------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.5%
             FINANCIAL SERVICES -- 0.5%
$    3,600   GMAC Commercial Mortgage Securities, Inc., Series
               1998-C1, Class F
               7.077% due 05/15/30.............................  $   3,655
                                                                 ---------
             Total collateralized mortgage obligations (cost
               $3,793).........................................  $   3,655
                                                                 =========
  SHARES
----------
COMMON STOCKS -- 0.0%
             BUSINESS SERVICES -- 0.0%
  *-##@@--   Hosiery Corp......................................  $      --
             COMMUNICATIONS -- 0.0%
  *-##@@--   Minorplanet Systems USA, Inc......................         --
                                                                 ---------
             Total common stocks
               (cost $7).......................................  $      --
                                                                 =========
PRINCIPAL
  AMOUNT
----------
CONVERTIBLE BONDS -- 0.4%
             UTILITIES -- 0.4%
$    3,000   Empresa Nacional de Electricidad S.A.
               8.35% due 08/01/13..............................  $   3,363
                                                                 ---------
             Total convertible bonds
               (cost $3,372)...................................  $   3,363
                                                                 =========
  SHARES
----------
CONVERTIBLE PREFERRED STOCKS -- 0.1%
             COMMUNICATIONS -- 0.0%
      *+21   Adelphia Communications Corp. (Default)...........  $       3
             UTILITIES -- 0.1%
       *+3   Allied Waste Industries, Inc......................        713
                                                                 ---------
             Total convertible preferred stocks
               (cost $1,263)...................................  $     716
                                                                 =========
PRINCIPAL
  AMOUNT
----------
CORPORATE BONDS: INVESTMENT GRADE -- 10.4%
             BANKS -- 0.3%
$   @2,150   TuranAlem Finance BV
               8.50% due 02/10/15..............................  $   2,112
                                                                 ---------
             CHEMICALS -- 0.4%
    +2,500   PolyOne Corp.
               8.875% due 05/01/12.............................      2,675
                                                                 ---------
             COMMUNICATIONS -- 1.3%
     8,729   AT&T Corp.
               9.05% due 11/15/11..............................      9,918
                                                                 ---------
             FOOD, BEVERAGE & TOBACCO -- 1.0%
    +6,815   Delhaize America, Inc.
               8.125% due 04/15/11.............................      7,575
                                                                 ---------

PRINCIPAL                                                         MARKET
  AMOUNT                                                           VALUE
----------                                                       ---------
             FOREST & PAPER PRODUCTS -- 0.7%
$    3,450   Bowater Canada Finance
               7.95% due 11/15/11..............................  $   3,579
     1,350   Potlatch Corp.
               12.50% due 12/01/09.............................      1,666
                                                                 ---------
                                                                     5,245
                                                                 ---------
             HEALTH SERVICES -- 0.2%
    +2,000   Tenet Healthcare Corp$.
               6.50% due 06/01/12..............................      1,840
                                                                 ---------
             HOTELS & GAMING -- 1.0%
     7,195   John Q Hammons Hotels LP
               8.875% due 05/15/12.............................      7,717
                                                                 ---------
             MEDIA & ENTERTAINMENT -- 0.2%
     1,600   Shaw Communications, Inc.
               8.25% due 04/11/10..............................      1,760
                                                                 ---------
             METALS, MINERALS & MINING -- 0.3%
    +2,500   El Paso CGP Co.
               7.75% due 06/15/10..............................      2,500
                                                                 ---------
             RETAIL -- 1.0%
    +3,535   Ahold Finance USA, Inc.
               8.25% due 07/15/10..............................      3,880
     3,980   Penney (J.C.) Co., Inc.
               7.65% due 08/15/16..............................      3,781
                                                                 ---------
                                                                     7,661
                                                                 ---------
             TRANSPORTATION -- 1.1%
     3,179   American Airlines
               6.978% due 04/01/11.............................      3,217
    +6,000   General Motors Acceptance Corp.
               6.75% due 12/01/14..............................      5,183
                                                                 ---------
                                                                     8,400
                                                                 ---------
             UTILITIES -- 2.9%
     1,175   AES China Generating Co.
               8.25% due 06/26/10..............................      1,194
     6,690   Edison Mission Energy
               9.875% due 04/15/11.............................      7,727
    +2,130   El Paso CGP Co.
               6.50% due 06/01/08..............................      2,087
     9,640   Tennessee Gas Pipeline Co.
               7.50% due 04/01/17..............................     10,354
                                                                 ---------
                                                                    21,362
                                                                 ---------
             Total corporate bonds: investment grade
               (cost $78,738)..................................  $  78,765
                                                                 =========
CORPORATE BONDS: NON-INVESTMENT GRADE -- 84.8%
             AGRICULTURE & FISHING -- 1.3%
$    1,100   Dole Food Co.
               7.25% due 06/15/10..............................  $   1,111
     2,700   Dole Food Co.
               8.625% due 05/01/09.............................      2,835
     3,395   Pilgrim's Pride Corp.
               9.25% due 11/15/13..............................      3,735
     2,110   Pilgrim's Pride Corp.
               9.625% due 09/15/11.............................      2,289
                                                                 ---------
                                                                     9,970
                                                                 ---------

 HARTFORD HIGH YIELD HLS FUND

 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                           VALUE
----------                                                       ---------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
             APPAREL & TEXTILE -- 1.0%
$    1,760   Collins & Aikman Floor Cover
               9.75% due 02/15/10..............................  $   1,874
    @3,535   INVISTA
               9.25% due 05/01/12..............................      3,889
       995   Phillips Van-Heusen
               7.75% due 11/15/23..............................      1,020
       690   Warnaco, Inc.
               8.875% due 06/15/13.............................        740
                                                                 ---------
                                                                     7,523
                                                                 ---------
             BUSINESS SERVICES -- 1.1%
     3,290   IPC Acquisition Corp.
               11.50% due 12/15/09.............................      3,619
     1,755   Lamar Media Corp.
               7.25% due 01/01/13..............................      1,825
      +670   United Rentals North America, Inc.
               6.50% due 02/15/12..............................        652
     2,625   United Rentals North America, Inc.
               7.75% due 11/15/13..............................      2,546
                                                                 ---------
                                                                     8,642
                                                                 ---------
             CHEMICALS -- 2.9%
EUR    127   Huntsman International LLC
               10.125% due 07/01/09............................        172
     3,565   Huntsman International LLC
               9.875% due 03/01/09.............................      3,850
     1,275   Methanex Corp.
               8.75% due 08/15/12..............................      1,473
EUR  3,250   Nalco Co.
               7.75% due 11/15/11..............................      4,529
     3,850   Nalco Co.
               7.75% due 11/15/11..............................      4,004
     2,490   Nova Chemicals Corp.
               6.50% due 01/15/12..............................      2,552
      +810   PolyOne Corp.
               10.625% due 05/15/10............................        899
    +4,310   Rhodia S.A.
               10.25% due 06/01/10.............................      4,698
                                                                 ---------
                                                                    22,177
                                                                 ---------
             COMMUNICATIONS -- 9.6%
       535   AT&T Corp.
               8.35% due 01/15/25..............................        553
     1,100   American Cellular Corp.
               10.00% due 08/01/11.............................      1,012
     4,720   Centennial Cellular Operating Co.
               10.125% due 06/15/13............................      5,216
      +400   Century Communications Corp.
               8.875% due 01/15/07.............................        410
    +8,540   Cincinnati Bell, Inc.
               8.375% due 01/15/14.............................      8,412
    +3,648   Dex Media West LLC
               5.875% due 11/15/11.............................      3,502
    +6,155   Intelsat Ltd.
               6.50% due 11/01/13..............................      4,939
     3,405   L-3 Communications Corp.
               6.125% due 07/15/13.............................      3,362

PRINCIPAL                                                         MARKET
  AMOUNT                                                           VALUE
----------                                                       ---------
             COMMUNICATIONS -- (CONTINUED)
$   +1,500   L-3 Communications Corp.
               7.625% due 06/15/12.............................  $   1,594
     4,149   Lucent Technologies, Inc.
               6.45% due 03/15/29..............................      3,579
     1,010   MCI, Inc.
               7.688% due 05/01/09.............................      1,050
    +4,130   MCI, Inc.
               8.735% due 05/01/14.............................      4,543
     6,805   Nextel Communications, Inc.
               7.375% due 08/01/15.............................      7,188
    +2,350   Qwest Capital Funding, Inc.
               7.25% due 02/15/11..............................      2,191
      +250   Qwest Corp.
               7.25% due 10/15/35..............................        224
    @6,785   Qwest Corp.
               9.125% due 03/15/12.............................      7,379
     2,380   Rexnord Corp.
               10.125% due 12/15/12............................      2,618
    +8,930   Rogers Cable, Inc.
               6.25% due 06/15/13..............................      8,662
       575   Rogers Cantel, Inc.
               9.75% due 06/01/16..............................        679
     3,725   Rogers Wireless Communications, Inc.
               6.375% due 03/01/14.............................      3,613
       550   Rogers Wireless Communications, Inc.
               9.625% due 05/01/11.............................        624
    +1,350   Triton PCS, Inc.
               8.50% due 06/01/13..............................      1,242
                                                                 ---------
                                                                    72,592
                                                                 ---------
             COMPUTERS & OFFICE EQUIPMENT -- 0.2%
    @1,815   Scientific Games Corp.
               6.25% due 12/15/12..............................      1,806
                                                                 ---------
             CONSTRUCTION -- 0.8%
    @3,985   Asia Aluminum Holdings Ltd.
               8.00% due 12/23/11..............................      3,826
    +2,550   Horton (D.R.), Inc.
               5.625% due 09/15/14.............................      2,421
                                                                 ---------
                                                                     6,247
                                                                 ---------
             CONSUMER DURABLES -- 2.0%
      +225   Corning, Inc.
               5.90% due 03/15/14..............................        224
     1,100   Owens-Brockway
               7.75% due 05/15/11..............................      1,152
     3,055   Owens-Brockway
               8.75% due 11/15/12..............................      3,338
     2,415   Owens-Brockway
               8.875% due 02/15/09.............................      2,578
    +2,360   PEP Boys-Manny Moe & Jack
               7.50% due 12/15/14..............................      2,266
    +1,600   Russel Metals, Inc.
               6.375% due 03/01/14.............................      1,552
     4,090   Sealy Mattress Co.
               8.25% due 06/15/14..............................      4,264
                                                                 ---------
                                                                    15,374
                                                                 ---------

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                           VALUE
----------                                                       ---------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
             CONSUMER NON-DURABLES -- 2.5%
$   +1,200   Airgas, Inc.
               9.125% due 10/01/11.............................  $   1,305
     1,850   Houghton Mifflin Co.
               8.25% due 02/01/11..............................      1,887
    +3,190   Johnsondiversey, Inc.
               9.625% due 05/15/12.............................      3,429
    +3,225   K2, Inc.
               7.375% due 07/01/14.............................      3,338
     1,880   Perry Ellis International, Inc.
               8.875% due 09/15/13.............................      1,936
     2,405   Xerox Corp.
               6.875% due 08/15/11.............................      2,450
     1,800   Xerox Corp.
               7.125% due 06/15/10.............................      1,861
      +990   Xerox Corp.
               7.625% due 06/15/13.............................      1,035
    +1,445   Xerox Corp.
               9.75% due 01/15/09..............................      1,629
                                                                 ---------
                                                                    18,870
                                                                 ---------
             CONSUMER SERVICES -- 2.8%
    @1,900   Carriage Services, Inc.
               7.875% due 01/15/15.............................      1,910
      @520   Donnelley (R.H.) Finance Corp. I
               8.875% due 12/15/10.............................        567
    @3,475   Knowledge Learning Center, Inc.
               7.75% due 02/01/15..............................      3,353
    @3,500   Rainbow National Services LLC
               10.375% due 09/01/14............................      3,911
     2,755   Sensus Metering Systems, Inc.
               8.625% due 12/15/13.............................      2,817
    +4,590   Service Corp. International
               6.75% due 04/01/16..............................      4,406
       830   Service Corp. International
               7.70% due 04/15/09..............................        855
       400   Service Corp. International
               7.875% due 02/01/13.............................        412
    @2,700   Valor Telecom Enterprise
               7.75% due 02/15/15..............................      2,687
                                                                 ---------
                                                                    20,918
                                                                 ---------
             DRUGS -- 1.4%
    @2,400   Del Laboratories, Inc.
               8.00% due 02/01/12..............................      2,304
    +3,925   Jean Coutu Group, Inc.
               8.50% due 08/01/14..............................      3,812
     2,000   Polypore, Inc.
               8.75% due 05/15/12..............................      1,870
    @2,400   Warner Chilcott Corp.
               8.75% due 02/01/15..............................      2,412
                                                                 ---------
                                                                    10,398
                                                                 ---------
             ELECTRICAL EQUIPMENT -- 1.4%
    @1,205   Bio-Rad Laboratories, Inc.
               6.125% due 12/15/14.............................      1,181
    @2,000   Fisher Scientific International
               6.75% due 08/15/14..............................      2,030

PRINCIPAL                                                         MARKET
  AMOUNT                                                           VALUE
----------                                                       ---------
             ELECTRICAL EQUIPMENT -- (CONTINUED)
$    1,965   Itron Inc.
               7.75% due 05/15/12..............................  $   1,955
     5,000   PerkinElmer, Inc.
               8.875% due 01/15/13.............................      5,600
                                                                 ---------
                                                                    10,766
                                                                 ---------
             ELECTRONICS -- 2.8%
    +3,355   Amkor Technology, Inc.
               7.75% due 05/15/13..............................      2,818
    +3,480   FIMEP S.A.
               10.50% due 02/15/13.............................      3,932
     1,800   Flextronics International Ltd.
               6.50% due 05/15/13..............................      1,787
    @3,500   Rayovac Corp.
               7.375% due 02/01/15.............................      3,351
     2,735   Rayovac Corp.
               8.50% due 10/01/13..............................      2,817
     3,225   Sanmina-SCI Corp.
               10.375% due 01/15/10............................      3,612
     3,025   Thomas & Betts Corp.
               7.25% due 06/01/13..............................      3,212
                                                                 ---------
                                                                    21,529
                                                                 ---------
             ENERGY & SERVICES -- 5.7%
       610   Plains Exploration & Production Co.
               7.125% due 06/15/14.............................        637
       800   Plains Exploration & Production Co.
               8.75% due 07/01/12..............................        872
     1,340   Chesapeake Energy Corp.
               6.875% due 01/15/16.............................      1,353
       720   Chesapeake Energy Corp.
               7.75% due 01/15/15..............................        761
       660   Citgo Petroleum Corp.
               6.00% due 10/15/11..............................        652
     4,500   Comstock Resources, Inc.
               6.875% due 03/01/12.............................      4,478
     1,400   Foundation Coal Co.
               7.25% due 08/01/14..............................      1,421
    +7,615   Giant Industries, Inc.
               8.00% due 05/15/14..............................      7,615
       250   Houston Exploration Co.
               7.00% due 06/15/13..............................        254
     1,397   Magnum Hunter Resources, Inc.
               9.60% due 03/15/12..............................      1,565
     2,855   Newfield Exploration Co.
               7.625% due 03/01/11.............................      3,069
     1,950   Newpark Resources, Inc.
               8.625% due 12/15/07.............................      1,931
    +2,550   Peabody Energy Corp.
               6.875% due 03/15/13.............................      2,627
     1,222   Port Arthur Finance Corp.
               12.50% due 01/15/09.............................      1,418
       620   Premcor Refining Group, Inc. (The)
               6.125% due 05/01/11.............................        617
     3,365   Premcor Refining Group, Inc. (The)
               9.25% due 02/01/10..............................      3,702
     1,395   Southern Star Central Corp.
               8.50% due 08/01/10..............................      1,486
     2,355   Stone Energy Corp.
               6.75% due 12/15/14..............................      2,284

 HARTFORD HIGH YIELD HLS FUND

 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                           VALUE
----------                                                       ---------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
             ENERGY & SERVICES -- (CONTINUED)
$   +4,020   Tesoro Petroleum Corp.
               8.00% due 04/15/08..............................  $   4,201
     1,945   Whiting Petroleum Corp.
               7.25% due 05/01/12..............................      1,964
                                                                 ---------
                                                                    42,907
                                                                 ---------
             FINANCIAL SERVICES -- 4.6%
    @6,050   American Real Estate Partners LP
               7.125% due 02/15/13.............................      5,929
      @720   Cincinnati Bell, Inc.
               8.375% due 01/15/14.............................        709
     2,640   Colombia Government International Bond
               8.25% due 12/22/14..............................      2,587
       700   Couche-Tard Finance Group
               7.50% due 12/15/13..............................        735
     1,635   Crescent Equity Limited Parneship LP
               9.25% due 04/15/09..............................      1,774
    @2,857   Crystal U.S. Holdings LLC
               9.625% due 06/15/14.............................      3,257
    +1,170   Host Marriott Corp.
               7.875% due 08/01/08.............................      1,193
    @1,175   Host Marriott LP
               6.375% due 03/15/15.............................      1,122
     6,470   Host Marriott LP
               7.00% due 08/15/12..............................      6,405
       745   Host Marriott LP
               7.125% due 11/01/13.............................        739
    @4,000   Select Medical Corp.
               7.625% due 02/01/15.............................      4,000
     2,500   Senior Housing Properties Trust
               7.875% due 04/15/15.............................      2,675
     1,000   Tanger Properties LP
               9.125% due 02/15/08.............................      1,095
       570   Ventas Realty LP
               8.75% due 05/01/09..............................        620
     2,130   Ventas Realty LP
               9.00% due 05/01/12..............................      2,418
                                                                 ---------
                                                                    35,258
                                                                 ---------
             FOOD, BEVERAGE & TOBACCO -- 2.3%
     3,350   Burns Philip Capital Property Ltd.
               9.75% due 07/15/12..............................      3,652
       390   Hercules, Inc.
               6.60% due 08/01/27..............................        390
    +4,500   PSF Group Holdings, Inc.
               9.25% due 06/15/11..............................      4,826
    +1,915   Pierre Foods, Inc.
               9.875% due 07/15/12.............................      2,006
EUR   @285   Remy Cointreau
               6.50% due 07/01/10..............................        392
     2,640   Smithfield Foods, Inc.
               8.00% due 10/15/09..............................      2,798
    +3,235   Stater Brothers Holdings
               8.125% due 06/15/12.............................      3,122
                                                                 ---------
                                                                    17,186
                                                                 ---------

PRINCIPAL                                                         MARKET
  AMOUNT                                                           VALUE
----------                                                       ---------
             FOREST & PAPER PRODUCTS -- 4.8%
$    2,075   Abitibi-Consolidated Finance LP
               7.875% due 08/01/09.............................  $   2,070
    @2,120   Aep Industries
               7.875% due 03/15/13.............................      2,129
    @1,050   Boise Cascade LLC
               7.125% due 10/15/14.............................      1,063
    +1,400   Bowater, Inc.
               6.50% due 06/15/13..............................      1,334
     3,030   Cascade, Inc.
               7.25% due 02/15/13..............................      3,106
     3,670   Georgia-Pacific Corp.
               8.125% due 05/15/11.............................      4,046
     5,920   Georgia-Pacific Corp.
               8.875% due 02/01/10.............................      6,608
    +3,390   Jefferson Smurfit Corp.
               7.50% due 06/01/13..............................      3,373
     3,490   Jefferson Smurfit Corp.
               8.25% due 10/01/12..............................      3,586
       605   Norske Skog Canada Ltd.
               7.375% due 03/01/14.............................        587
    +2,145   Norske Skog Canada Ltd.
               8.625% due 06/15/11.............................      2,220
    +6,820   Tembec Industries, Inc.
               7.75% due 03/15/12..............................      6,206
                                                                 ---------
                                                                    36,328
                                                                 ---------
             HEALTH SERVICES -- 1.6%
     2,690   HCA, Inc.
               5.50% due 12/01/09..............................      2,660
    +2,545   HCA, Inc.
               6.375% due 01/15/15.............................      2,526
     4,575   Province Healthcare Co.
               7.50% due 06/01/13..............................      5,084
       950   Tenet Healthcare Corp.
               9.875% due 07/01/14.............................        988
       720   United Surgical Partners International, Inc.
               10.00% due 12/15/11.............................        794
                                                                 ---------
                                                                    12,052
                                                                 ---------
             HOTELS & GAMING -- 6.3%
    @2,400   Grupo Posadas S.A. De CV
               8.75% due 10/04/11..............................      2,556
     1,925   Argosy Gaming Co.
               7.00% due 01/15/14..............................      2,081
    +1,785   Boyd Gaming Corp.
               6.75% due 04/15/14..............................      1,763
    +5,185   Boyd Gaming Corp.
               7.75% due 12/15/12..............................      5,431
     2,600   Intrawest Corp.
               7.50% due 10/15/13..............................      2,607
    @1,960   Intrawest Corp.
               7.50% due 10/15/13..............................      1,965
     2,100   La Quinta Corp.
               8.875% due 03/15/11.............................      2,268
    +1,365   La Quinta Properties, Inc.
               7.00% due 08/15/12..............................      1,382
     4,140   MGM Mirage, Inc.
               6.75% due 09/01/12..............................      4,171
$   @2,580   Mohegan Tribal Gaming Authority
               6.125% due 02/15/13.............................      2,528

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                           VALUE
----------                                                       ---------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
             HOTELS & GAMING -- (CONTINUED)
$   +1,300   Mohegan Tribal Gaming Authority
               6.375% due 07/15/09.............................  $   1,290
     2,445   Mohegan Tribal Gaming Authority
               7.125% due 08/15/14.............................      2,451
    @1,225   Penn National Gaming, Inc.
               6.75% due 03/01/15..............................      1,207
     4,885   Starwood Hotels & Resorts Worldwide, Inc.
               7.375% due 11/15/15.............................      5,251
     2,370   Steel Dynamics, Inc.
               6.00% due 04/01/12..............................      2,352
     4,000   Steel Dynamics, Inc.
               6.50% due 02/01/14..............................      3,970
    @4,690   Wynn Las Vegas Corp.
               6.625% due 12/01/14.............................      4,456
                                                                 ---------
                                                                    47,729
                                                                 ---------
             MACHINERY -- 1.2%
     1,920   Cummins, Inc.
               6.75% due 02/15/27..............................      1,958
       570   Cummins, Inc.
               7.125% due 03/01/28.............................        576
    +3,265   Terex Corp.
               7.375% due 01/15/14.............................      3,330
     3,070   Terex Corp.
               9.25% due 07/15/11..............................      3,346
                                                                 ---------
                                                                     9,210
                                                                 ---------
             MEDIA & ENTERTAINMENT -- 6.0%
       375   CBD Media, Inc.
               8.625% due 06/01/11.............................        386
      @530   CSC Holdings, Inc.
               6.75% due 04/15/12..............................        526
     1,500   CSC Holdings, Inc.
               7.25% due 07/15/08..............................      1,538
     4,520   CSC Holdings, Inc.
               7.625% due 04/01/11.............................      4,701
       950   CSC Holdings, Inc.
               8.125% due 07/15/09.............................      1,002
    +2,640   CanWest Media, Inc.
               7.625% due 04/15/13.............................      2,785
    +3,160   Cenveo Corp.
               7.875% due 12/01/13.............................      2,820
    @3,600   Charter Communications Operating LLC
               8.00% due 04/30/12..............................      3,582
     1,090   Charter Communications Holdings II LLC
               10.25% due 09/15/10.............................      1,112
     4,690   Charter Communications Holdings LLC
               10.00% due 04/01/09.............................      3,799
     5,765   Echostar DBS Corp.
               5.75% due 10/01/08..............................      5,679
     2,450   Medianews Group, Inc.
               6.875% due 10/01/13.............................      2,401
    @7,980   Novelis, Inc.
               7.25% due 02/15/15..............................      7,820
      +350   Primedia, Inc.
               7.625% due 04/01/08.............................        352

PRINCIPAL                                                         MARKET
  AMOUNT                                                           VALUE
----------                                                       ---------
             MEDIA & ENTERTAINMENT -- (CONTINUED)
$    1,300   Primedia, Inc$.
               8.00% due 05/15/13..............................  $   1,326
     1,445   Quebecor Media, Inc.
               11.125% due 07/15/11............................      1,597
     1,000   Sun Media Corp.
               7.625% due 02/15/13.............................      1,040
    @3,360   Universal City Florida Holding Co.
               8.375% due 08/01/10.............................      3,427
                                                                 ---------
                                                                    45,893
                                                                 ---------
             MEDICAL INSTRUMENTS & SUPPLIES -- 0.2%
     1,300   Omnicare, Inc.
               8.125% due 03/15/11.............................      1,368
                                                                 ---------
             METALS, MINERALS & MINING -- 3.5%
     2,930   AK Steel Holding Corp.
               7.75% due 06/15/12..............................      2,820
     4,463   Ball Corp.
               6.875% due 12/15/12.............................      4,602
    +2,205   California Steel Industries, Inc.
               6.125% due 03/15/14.............................      2,095
    +2,000   Century Aluminum Co.
               7.50% due 08/15/14..............................      2,020
     3,529   Crown European Holdings S.A.
               9.50% due 03/01/11..............................      3,873
       275   International Steel Group, Inc.
               6.50% due 04/15/14..............................        281
      +375   Jorgensen (Earle M.) Co.
               9.75% due 06/01/12..............................        405
    +1,725   Oregon Steel Mills, Inc.
               10.00% due 07/15/09.............................      1,867
      +985   Steel Dynamics, Inc.
               9.50% due 03/15/09..............................      1,061
     1,480   United States Steel Corp.
               9.75% due 05/15/10..............................      1,639
       741   United States Steel LLC
               10.75% due 08/01/08.............................        852
     4,685   Vale Overseas Ltd.
               8.25% due 01/17/34..............................      4,872
                                                                 ---------
                                                                    26,387
                                                                 ---------
             REAL ESTATE INVESTMENT TRUST -- 0.4%
    @3,400   Trustreet Properties, Inc.
               7.50% due 04/01/15..............................      3,383
                                                                 ---------
             RESEARCH & TESTING FACILITIES -- 0.3%
    @2,285   DaVita, Inc.
               6.625% due 03/15/13.............................      2,262
                                                                 ---------
             RETAIL -- 1.3%
     1,750   Ingles Markets, Inc.
               8.875% due 12/01/11.............................      1,794
     6,400   Sonic Automotive, Inc.
               8.625% due 08/15/13.............................      6,368
     1,610   United Auto Group, Inc.
               9.625% due 03/15/12.............................      1,699
                                                                 ---------
                                                                     9,861
                                                                 ---------

 HARTFORD HIGH YIELD HLS FUND

 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                           VALUE
----------                                                       ---------
CORPORATE BONDS: NON-INVESTMENT GRADE -- (CONTINUED)
             RUBBER & PLASTICS PRODUCTS -- 0.6%
$      340   Norampac, Inc$.
               6.75% due 06/01/13..............................  $     346
     4,070   Plastipak Holdings, Inc.
               10.75% due 09/01/11.............................      4,518
                                                                 ---------
                                                                     4,864
                                                                 ---------
             SOFTWARE & SERVICES -- 0.6%
     3,845   Unisys Corp.
               6.875% due 03/15/10.............................      3,835
       700   United Components, Inc.
               9.375% due 06/15/13.............................        698
                                                                 ---------
                                                                     4,533
                                                                 ---------
             TARGETED RETURN INDEX SECURITIES TRUST -- 0.3%
    @2,425   TRAINS HY 2004-1
               8.211% due 08/01/15.............................      2,519
                                                                 ---------
             TRANSPORTATION -- 3.7%
    +2,840   Bombardier Recreational Products, Inc.
               8.375% due 12/15/13.............................      3,010
    @4,630   Bombardier, Inc.
               6.30% due 05/01/14..............................      3,889
      @995   Bombardier, Inc.
               6.75% due 05/01/12..............................        886
    @2,020   Dana Corp.
               5.85% due 01/15/15..............................      1,779
     5,185   Group 1 Automotive, Inc.
               8.25% due 08/15/13..............................      5,237
    +1,000   Navistar International Corp.
               7.50% due 06/15/11..............................      1,008
       960   Northwest Airlines, Inc.
               10.00% due 02/01/09.............................        600
     5,396   TRW Communications, Inc.
               9.375% due 02/15/13.............................      5,801
     5,760   Trinity Industries, Inc.
               6.50% due 03/15/14..............................      5,558
                                                                 ---------
                                                                    27,768
                                                                 ---------
             UTILITIES -- 11.6%
    @9,080   AES Corp. (The)
               8.75% due 05/15/13..............................      9,897
     2,605   Allied Waste North America, Inc.
               5.75% due 02/15/11..............................      2,371
    +1,100   Allied Waste North America, Inc.
               7.875% due 04/15/13d............................      1,097
    +2,800   Allied Waste North America, Inc.
               8.875% due 04/02/08.............................      2,895
      +350   Allied Waste North America, Inc.
               9.25% due 09/01/12..............................        375
    +4,840   Aquila, Inc.
               7.625% due 11/15/09.............................      4,961
       650   Browning-Ferris Industries, Inc.
               6.375% due 01/15/08.............................        624
     2,905   CMS Energy Corp.
               6.30% due 02/01/12..............................      2,812
    +1,180   CMS Energy Corp.
               7.75% due 08/01/10..............................      1,230

PRINCIPAL                                                         MARKET
  AMOUNT                                                           VALUE
----------                                                       ---------
             UTILITIES -- (CONTINUED)
$    4,520   CMS Energy Corp$.
               8.50% due 04/15/11..............................  $   4,882
    +2,840   Calpine Canada Energy Finance LLC
               8.50% due 05/01/08..............................      2,016
      +200   Calpine Corp.
               8.625% due 08/15/10.............................        140
    +3,620   Centerpoint Energy, Inc.
               6.85% due 06/01/15..............................      3,953
     1,305   Citizens Communications Co.
               6.25% due 01/15/13..............................      1,227
     6,445   DirecTV Holdings LLC
               8.375% due 03/15/13.............................      6,977
    @6,240   Dynegy Holdings, Inc.
               10.125% due 07/15/13............................      6,802
       940   Edison Mission Energy
               7.73% due 06/15/09..............................        980
    +5,435   El Paso Corp.
               7.875% due 06/15/12.............................      5,408
       125   El Paso Electric Co.
               9.40% due 05/01/11..............................        136
    +4,425   Monongahela Power Co.
               7.36% due 01/15/10..............................      4,741
    @7,440   NRG Energy, Inc.
               8.00% due 12/15/13..............................      7,868
     1,100   Nevada Power Co.
               8.50% due 01/01/23..............................      1,132
       440   Nevada Power Co.
               9.00% due 08/15/13..............................        494
     2,400   Reliant Energy, Inc.
               6.75% due 12/15/14..............................      2,238
     1,930   Sierra Pacific Resources
               8.625% due 03/15/14.............................      2,055
    @5,774   Texas Genco LLC
               6.875% due 12/15/14.............................      5,788
     2,210   Transcontinental Gas Pipe Corp.
               7.00% due 08/15/11..............................      2,348
     1,700   Transcontinental Gas Pipe Corp.
               8.875% due 07/15/12.............................      1,993
                                                                 ---------
                                                                    87,440
                                                                 ---------
             Total corporate bonds: non-investment grade
               (cost $647,022).................................  $ 643,760
                                                                 =========
  SHARES
----------
WARRANTS -- 0.0%
             RUBBER & PLASTICS PRODUCTS -- 0.0%
     *@@--   Pliant Corp.......................................  $      --
                                                                 ---------
             Total warrants
               (cost $0).......................................  $      --
                                                                 =========
SHORT-TERM SECURITIES -- 20.3%
             INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
             SECURITIES -- 16.1%
   122,291   State Street Navigator Securities Lending Prime
               Portfolio                                         $ 122,291
                                                                 ---------

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
  AMOUNT                                                           VALUE
----------                                                       ---------
             REPURCHASE AGREEMENTS -- 4.2%
$   10,943   BPN Paribas Joint Repurchase Agreement, dated
               03/31/05; Proceeds at maturity $10,944
               (Collateralized by U.S. Treasury Bonds,
               5.25% -- 8.875% due 08/15/17 -- 11/15/28.) 2.63%
               due 04/01/05....................................  $  10,943
     9,849   RBS Greenwich Capital Markets Joint Repurchase
               Agreement, dated 03/31/05; Proceeds at maturity
               $9,849 (Collateralized by U.S. Treasury Bonds,
               6.25% -- 10.00% due 05/15/10 -- 08/15/2023 and
               U.S. Treasury Notes, 1.875% due 11/30/05.) 2.60%
               due 04/01/05....................................      9,849
    10,893   UBS Warburg Joint Repurchase Agreement, dated
               03/31/05; Proceeds at maturity $10,894
               (Collateralized by U.S. Treasury Bonds,
               10.00% -- 12.75% due 05/15/10 -- 08/15/14 and
               U.S. Treasury Notes, 2.75% -- 5.625% due
               06/30/06 -- 05/15/08.) 2.64% due 04/01/05.......     10,893
                                                                 ---------
                                                                    31,685
                                                                 ---------
             U.S. TREASURY BILLS -- 0.0%
     ++300   2.72% due 06/16/05................................        298
                                                                 ---------
             Total short-term securities
               (cost $154,274).................................  $ 154,274
                                                                 =========
             INVESTMENTS IN SECURITIES AT VALUE
               (TOTAL COST $888,469) -- 116.5%.................    884,533
             OTHER ASSETS, LESS LIABILITIES -- (16.5%).........   (125,548)
                                                                 ---------
             NET ASSETS -- 100.0%..............................  $ 758,985
                                                                 =========

Note: Market value of investments in foreign securities represents 12.3% of total net assets as of March 31, 2005.

    *  Non-income producing during the period.

    +  All or a portion of this security was on loan as of March 31, 2005.

    @  Securities exempt from under Rule 144A of the Securities Act of 1933.
       These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the market value of these securities amounted to $134,459 or 17.7% of the total net assets.

   ##  Illiquid Securities.

                                                    ACQUISITION
                                                       COST                 MARKET VALUE
                                                   PERCENTAGE OF            PERCENTAGE OF
                       ACQUISITION   ACQUISITION    FUND'S NET     MARKET    FUND'S NET
SECURITY                 DATE(S)        COST          ASSETS       VALUE       ASSETS
--------               -----------   -----------   -------------   ------   -------------

Hosiery Corp. .......   10/7/1994        $4             --%          @@           --%
Minorplanet Systems
 USA, Inc. ..........   2/13/1998         3              --          @@           --


    - Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of March 31, 2005, was $0, which represents 0.0% of the total net assets.

   @@ Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

    L  Debt security in default due to bankruptcy.

    s At March 31, 2005, the cost of securities for federal income tax purposes is $889,264 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $ 10,438
       Unrealized depreciation..................................................   (15,169)
                                                                                  --------
       Net Unrealized depreciation..............................................  $ (4,731)
                                                                                  ========

    I  All principal amounts are in U.S. dollars unless otherwise indicated.
       EUR -- Euro

   ++ The Fund had 279 CBT 10 Year U.S. Treasury Notes June 2005 Futures contracts open as of March 31, 2005. These contracts had a value of $30,485 as of March 31, 2005 and were collateralized by various U.S.
       Treasury Bills, with a market value of $298.

For information regarding the Fund's policy on valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 HARTFORD INDEX HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCKS -- 99.4%
            AEROSPACE & DEFENSE -- 0.2%
     +88    Raytheon Co. .....................................  $    3,386
                                                                ----------
            APPAREL & TEXTILE -- 0.2%
     *37    Coach, Inc. ......................................       2,090
     +24    Jones Apparel Group, Inc. ........................         794
      21    Liz Claiborne, Inc. ..............................         843
      19    V. F. Corp. ......................................       1,141
                                                                ----------
                                                                     4,868
                                                                ----------
            BANKS -- 11.6%
     +69    AmSouth Bancorp...................................       1,780
     227    American Express Co. .............................      11,646
    +106    BB&T Corp. .......................................       4,142
     783    Bank of America Corp. ............................      34,539
     150    Bank of New York Co., Inc. (The)..................       4,369
      41    CIT Group, Inc. ..................................       1,547
     +48    Capital One Financial Corp. ......................       3,574
   1,010    Citigroup, Inc. ..................................      45,371
      33    Comerica, Inc. ...................................       1,812
      24    Compass Bancshares, Inc. .........................       1,085
     112    Countrywide Financial Corp. ......................       3,639
    +101    Fifth Third Bancorp...............................       4,319
     +24    First Horizon National Corp. .....................         971
      55    Golden West Financial Corp. ......................       3,303
      45    Huntington Bancshares, Inc. ......................       1,071
      79    KeyCorp. .........................................       2,547
      19    M&T Bank Corp. ...................................       1,939
     247    MBNA Corp. .......................................       6,061
     +40    Marshall & Ilsley Corp. ..........................       1,674
      82    Mellon Financial Corp. ...........................       2,337
     687    Morgan (J.P.) Chase & Co. ........................      23,756
     115    National City Corp. ..............................       3,846
      91    North Fork Bancorp, Inc. .........................       2,522
     +39    Northern Trust Corp. .............................       1,707
      55    PNC Financial Services Group, Inc. ...............       2,811
    *+57    Providian Financial Corp. ........................         971
      90    Regions Financial Corp. ..........................       2,910
      83    SLM Corp. ........................................       4,142
      72    Sovereign Bancorp, Inc. ..........................       1,604
      64    State Street Corp. ...............................       2,816
      66    SunTrust Banks, Inc. .............................       4,721
      60    Synovus Financial Corp. ..........................       1,674
     358    U.S. Bancorp......................................      10,320
     306    Wachovia Corp. ...................................      15,599
     169    Washington Mutual, Inc. ..........................       6,664
     328    Wells Fargo & Co. ................................      19,596
      17    Zions Bancorp.....................................       1,201
                                                                ----------
                                                                   244,586
                                                                ----------
            BUSINESS SERVICES -- 0.7%
     204    Cendant Corp. ....................................       4,188
     *28    Convergys Corp. ..................................         411
      26    Equifax, Inc. ....................................         801
     +17    Fluor Corp. ......................................         915
    *+82    Interpublic Group of Cos., Inc. (The).............       1,003
    *+23    Monster Worldwide, Inc. ..........................         654
      36    Omnicom Group, Inc. ..............................       3,187
   *@@--    PHH Corp. ........................................          --

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
            BUSINESS SERVICES -- (CONTINUED)
      69    Paychex, Inc. ....................................  $    2,255
      31    Robert Half International, Inc. ..................         838
                                                                ----------
                                                                    14,252
                                                                ----------
            CHEMICALS -- 1.7%
      44    Air Products & Chemicals, Inc. ...................       2,785
      20    Avery Dennison Corp. .............................       1,214
     184    Dow Chemical Co. (The)............................       9,182
     193    du Pont (E.I.) de Nemours & Co. ..................       9,869
      15    Eastman Chemical Co. .............................         891
      10    Great Lakes Chemical Corp. .......................         318
      17    International Flavors & Fragrances, Inc. .........         675
      51    Monsanto Co. .....................................       3,315
      34    PPG Industries, Inc. .............................       2,396
      62    Praxair, Inc. ....................................       2,986
      38    Rohm & Haas Co. ..................................       1,805
                                                                ----------
                                                                    35,436
                                                                ----------
            COMMUNICATIONS -- 4.6%
   *+157    ADC Telecommunications, Inc. .....................         312
    +155    AT&T Corp. .......................................       2,899
     +59    Alltel Corp. .....................................       3,209
     *31    Andrew Corp. .....................................         364
     *93    Avaya, Inc. ......................................       1,083
     354    BellSouth Corp. ..................................       9,304
    *111    CIENA Corp. ......................................         190
     +26    CenturyTel, Inc. .................................         854
     *38    Comverse Technology, Inc. ........................         963
    *+78    Freescale Semiconductor, Inc., Class B............       1,339
      22    L-3 Communications Holdings, Inc. ................       1,584
   *+856    Lucent Technologies, Inc. ........................       2,354
     474    Motorola, Inc. ...................................       7,091
     *71    Network Appliance, Inc. ..........................       1,956
    *218    Nextel Communications, Inc., Class A..............       6,187
     318    QUALCOMM, Inc. ...................................      11,655
   *+323    Qwest Communications International, Inc. .........       1,195
      35    Rockwell Collins, Inc. ...........................       1,642
     638    SBC Communications, Inc. .........................      15,121
     +29    Scientific-Atlanta, Inc. .........................         830
     286    Sprint Corp.-FON Group............................       6,497
     *89    Tellabs, Inc. ....................................         652
     535    Verizon Communications, Inc. .....................      19,000
                                                                ----------
                                                                    96,281
                                                                ----------
            COMPUTERS & OFFICE EQUIPMENT -- 4.5%
     149    3M Co. ...........................................      12,785
    *158    Apple Computer, Inc. .............................       6,580
    *475    Dell, Inc. .......................................      18,253
    *465    EMC Corp. ........................................       5,726
     *58    Gateway, Inc. ....................................         233
     560    Hewlett-Packard Co. ..............................      12,275
     316    International Business Machines Corp. ............      28,830
      67    International Game Technology.....................       1,778
     *36    Jabil Circuit, Inc. ..............................       1,012
     *25    Lexmark International, Inc. ......................       1,959
      45    Pitney Bowes, Inc. ...............................       2,012
     *19    Sears Holdings Corp. .............................       2,468

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            COMPUTERS & OFFICE EQUIPMENT -- (CONTINUED)
    *188    Solectron Corp. ..................................  $      651
     +47    Symbol Technologies, Inc. ........................         680
                                                                ----------
                                                                    95,242
                                                                ----------
            CONSTRUCTION -- 0.2%
      25    Centex Corp. .....................................       1,403
       8    KB Home Corp. ....................................         940
     +23    Pulte Homes, Inc. ................................       1,686
                                                                ----------
                                                                     4,029
                                                                ----------
            CONSUMER DURABLES -- 0.5%
    *272    Corning, Inc. ....................................       3,032
      16    Grainger, Inc. (W.W.).............................       1,003
      37    Johnson Controls, Inc. ...........................       2,058
      37    Leggett & Platt, Inc. ............................       1,066
      87    Masco Corp. ......................................       3,002
     +53    Newell Rubbermaid, Inc. ..........................       1,165
      25    Visteon Corp. ....................................         143
                                                                ----------
                                                                    11,469
                                                                ----------
            CONSUMER NON-DURABLES -- 4.2%
      16    Alberto-Culver Co., Class B.......................         785
     +22    AmerisourceBergen Corp. ..........................       1,232
     +91    Avon Products, Inc. ..............................       3,912
      17    Brown-Forman Corp., Class B.......................         953
      84    Cardinal Health, Inc. ............................       4,676
      30    Clorox Co. (The)..................................       1,865
     102    Colgate-Palmolive Co. ............................       5,295
      55    Eastman Kodak Co. ................................       1,803
      43    Ecolab, Inc. .....................................       1,411
     192    Gillette Co. (The)................................       9,667
     +32    Hasbro, Inc. .....................................         661
      81    Mattel, Inc. .....................................       1,719
      57    McKesson Corp. ...................................       2,152
     *53    Medco Health Solutions, Inc. .....................       2,637
     487    Procter & Gamble Co. (The)........................      25,832
     *87    Safeway, Inc. ....................................       1,603
      26    Supervalu, Inc. ..................................         870
     123    Sysco Corp. ......................................       4,407
     +28    Tiffany & Co. ....................................         970
     389    Tyco International Ltd. ..........................      13,148
   *+185    Xerox Corp. ......................................       2,803
                                                                ----------
                                                                    88,401
                                                                ----------
            CONSUMER SERVICES -- 0.2%
     +29    Cintas Corp. .....................................       1,194
     +32    H&R Block, Inc. ..................................       1,614
      12    Ryder System, Inc. ...............................         517
                                                                ----------
                                                                     3,325
                                                                ----------
            DRUGS -- 6.3%
     301    Abbott Laboratories...............................      14,042
    *242    Amgen, Inc. ......................................      14,087
     *64    Biogen Idec, Inc. ................................       2,222
     378    Bristol-Myers Squibb Co. .........................       9,614
     *29    Chiron Corp. .....................................         999
     219    Eli Lilly & Co. ..................................      11,405
     *68    Forest Laboratories, Inc. ........................       2,509

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
            DRUGS -- (CONTINUED)
     *48    Genzyme Corp. ....................................  $    2,742
     *84    Gilead Sciences, Inc. ............................       2,993
     *30    Hospira, Inc. ....................................         975
     *47    King Pharmaceuticals, Inc. .......................         388
    *+48    MedImmune, Inc. ..................................       1,145
     427    Merck & Co., Inc. ................................      13,809
     +52    Mylan Laboratories, Inc. .........................         921
   1,442    Pfizer, Inc. .....................................      37,868
     285    Schering-Plough Corp. ............................       5,173
     +13    Sigma-Aldrich Corp. ..............................         815
     *21    Watson Pharmaceuticals, Inc. .....................         651
     258    Wyeth.............................................      10,891
                                                                ----------
                                                                   133,249
                                                                ----------
            EDUCATION -- 0.1%
    *+32    Apollo Group, Inc. ...............................       2,370
                                                                ----------
            ELECTRICAL EQUIPMENT -- 0.7%
     *84    Agilent Technologies, Inc. .......................       1,854
     +25    Allergan, Inc. ...................................       1,765
      38    Applera Corp. -- Applied Biosytems Group..........         748
      53    Danaher Corp. ....................................       2,841
    *+23    Fisher Scientific International...................       1,292
     *38    KLA -- Tencor Corp. ..............................       1,748
     *10    Millipore Corp. ..................................         417
      25    PerkinElmer, Inc. ................................         516
      34    Rockwell Automation, Inc. ........................       1,914
      17    Tektronix, Inc. ..................................         424
    *+38    Teradyne, Inc. ...................................         548
     *31    Thermo Electron Corp. ............................         781
     *23    Waters Corp. .....................................         834
                                                                ----------
                                                                    15,682
                                                                ----------
            ELECTRONICS -- 7.7%
    *+76    Advanced Micro Devices, Inc. .....................       1,227
     *72    Altera Corp. .....................................       1,422
      35    American Power Conversion Corp. ..................         906
     +72    Analog Devices, Inc. .............................       2,602
     *60    Applied Micro Circuits Corp. .....................         196
     *56    Broadcom Corp., Class A...........................       1,682
  *1,249    Cisco Systems, Inc. ..............................      22,345
      18    Cooper Industries Ltd. ...........................       1,280
      81    Emerson Electric Co. .............................       5,259
   2,048    General Electric Co. .............................      73,851
   1,203    Intel Corp. ......................................      27,950
   *+279    JDS Uniphase Corp. ...............................         466
    *+74    LSI Logic Corp. ..................................         416
      59    Linear Technology Corp. ..........................       2,272
     +63    Maxim Integrated Products, Inc. ..................       2,579
     +15    Maytag Corp. .....................................         215
   *+119    Micron Technology, Inc. ..........................       1,226
     +32    Molex, Inc. ......................................         854
     *32    NVIDIA Corp. .....................................         763
     +69    National Semiconductor Corp. .....................       1,416
     *27    Novellus Systems, Inc. ...........................         722
    *+35    PMC-Sierra, Inc. .................................         305
     *18    QLogic Corp. .....................................         717
    *101    Sanmina-SCI Corp. ................................         528
    +333    Texas Instruments, Inc. ..........................       8,478

 HARTFORD INDEX HLS FUND

 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            ELECTRONICS -- (CONTINUED)
     +13    Whirlpool Corp. ..................................  $      874
      67    Xilinx, Inc. .....................................       1,967
                                                                ----------
                                                                   162,518
                                                                ----------
            ENERGY & SERVICES -- 8.4%
      17    Amerada Hess Corp. ...............................       1,587
      46    Anadarko Petroleum Corp. .........................       3,485
      63    Apache Corp. .....................................       3,864
      13    Ashland, Inc. ....................................         864
     +31    BJ Services Co. ..................................       1,629
      65    Baker Hughes, Inc. ...............................       2,905
      75    Burlington Resources, Inc. .......................       3,745
     407    ChevronTexaco Corp. ..............................      23,709
     134    ConocoPhillips....................................      14,494
      93    Devon Energy Corp. ...............................       4,422
      46    EOG Resources, Inc. ..............................       2,252
   1,234    ExxonMobil Corp. .................................      73,534
     +98    Halliburton Co. ..................................       4,217
     +32    Kerr-McGee Corp. .................................       2,467
      67    Marathon Oil Corp. ...............................       3,148
     *27    Nabors Industries Ltd. ...........................       1,620
      26    Noble Corp. ......................................       1,473
      77    Occidental Petroleum Corp. .......................       5,466
      21    Rowan Cos., Inc. .................................         620
     114    Schlumberger Ltd. ................................       8,028
      13    Sunoco, Inc. .....................................       1,387
     *62    Transocean, Inc. .................................       3,196
      52    Unocal Corp. .....................................       3,226
      50    Valero Energy Corp. ..............................       3,634
      67    XTO Energy, Inc. .................................       2,204
                                                                ----------
                                                                   177,176
                                                                ----------
            FINANCIAL SERVICES -- 2.3%
      22    Bear Stearns Cos., Inc. (The).....................       2,188
    +222    Charles Schwab Corp. (The)........................       2,331
     *72    E*Trade Financial Corp. ..........................         859
      18    Federated Investors, Inc., Class B................         521
      38    Franklin Resources, Inc. .........................       2,622
      87    Goldman Sachs Group, Inc. ........................       9,514
     +46    Janus Capital Group, Inc. ........................         638
     +53    Lehman Brothers Holdings, Inc. ...................       5,019
     180    Merrill Lynch & Co., Inc. ........................      10,182
     215    Morgan Stanley Dean Witter & Co. .................      12,309
      36    Plum Creek Timber Co., Inc. ......................       1,267
      24    T Rowe Price Group, Inc. .........................       1,419
                                                                ----------
                                                                    48,869
                                                                ----------
            FOOD, BEVERAGE & TOBACCO -- 4.8%
     400    Altria Group, Inc. ...............................      26,136
     150    Anheuser-Busch Cos., Inc. ........................       7,113
     120    Archer-Daniels-Midland Co. .......................       2,959
      63    Campbell Soup Co. ................................       1,825
     438    Coca-Cola Co. (The)...............................      18,239
      68    Coca-Cola Enterprises, Inc. ......................       1,399
     100    ConAgra Foods, Inc. ..............................       2,691
      71    General Mills, Inc. ..............................       3,465
     +68    Heinz (H.J.) Co. .................................       2,490
     *22    Hercules, Inc. ...................................         313
     +42    Hershey Foods Corp. ..............................       2,557

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
            FOOD, BEVERAGE & TOBACCO -- (CONTINUED)
      68    Kellogg Co. ......................................  $    2,934
      26    McCormick & Co., Inc. ............................         902
     +16    Molson Coors Brewing Co. .........................       1,196
     +38    Pepsi Bottling Group, Inc. (The)..................       1,064
     324    PepsiCo., Inc. ...................................      17,198
     +23    Reynolds American, Inc. ..........................       1,813
     153    Sara Lee Corp. ...................................       3,379
      32    UST, Inc. ........................................       1,649
      38    Wrigley (W.M.) Jr. Co. ...........................       2,479
                                                                ----------
                                                                   101,801
                                                                ----------
            FOREST & PAPER PRODUCTS -- 0.9%
      21    Bemis Co., Inc. ..................................         644
      50    Georgia-Pacific Corp. ............................       1,782
      95    International Paper Co. ..........................       3,484
      93    Kimberly-Clark Corp. .............................       6,113
      21    Louisiana-Pacific Corp. ..........................         538
      39    MeadWestvaco Corp. ...............................       1,247
    @@--    Neenah Paper, Inc. ...............................          --
      18    OfficeMax, Inc. ..................................         606
     *29    Pactiv Corp. .....................................         670
      11    Temple-Inland, Inc. ..............................         805
      47    Weyerhaeuser Co. .................................       3,213
                                                                ----------
                                                                    19,102
                                                                ----------
            HEALTH SERVICES -- 0.6%
     *88    Caremark Rx, Inc. ................................       3,513
     *15    Express Scripts, Inc. ............................       1,282
     +80    HCA, Inc. ........................................       4,259
     +47    Health Management Associates, Inc., Class A.......       1,233
     *26    Laboratory Corp. of American Holdings.............       1,258
      17    Manor Care, Inc. .................................         607
    *+91    Tenet Healthcare Corp. ...........................       1,043
                                                                ----------
                                                                    13,195
                                                                ----------
            HOTELS & GAMING -- 0.3%
      74    Hilton Hotels Corp. ..............................       1,661
      39    Marriott International, Inc., Class A.............       2,594
      41    Starwood Hotels & Resorts Worldwide, Inc. ........       2,467
                                                                ----------
                                                                     6,722
                                                                ----------
            INSURANCE -- 5.5%
     101    AFLAC, Inc. ......................................       3,774
      58    Ace Ltd. .........................................       2,377
      57    Aetna, Inc. ......................................       4,265
     138    Allstate Corp. (The)..............................       7,439
      22    Ambac Financial Group, Inc. ......................       1,645
     528    American International Group, Inc. ...............      29,240
     +61    Aon Corp. ........................................       1,396
      25    CIGNA Corp. ......................................       2,268
     +39    Chubb Corp. (The).................................       3,076
      32    Cincinnati Financial Corp. .......................       1,404
     *31    Humana, Inc. .....................................         993
     +28    Jefferson-Pilot Corp. ............................       1,354
      35    Lincoln National Corp. ...........................       1,589
      32    Loews Corp. ......................................       2,375
     +29    MBIA, Inc. .......................................       1,490
     +20    MGIC Investment Corp. ............................       1,209
     102    Marsh & McLennan Cos., Inc. ......................       3,109
     148    Metlife, Inc. ....................................       5,787

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            INSURANCE -- (CONTINUED)
      61    Principal Financial Group (The)...................  $    2,329
      41    Progressive Corp. (The)...........................       3,725
     106    Prudential Financial, Inc. .......................       6,073
      26    Safeco Corp. .....................................       1,257
    +136    St. Paul Travelers Cos., Inc. (The)...............       4,981
      22    Torchmark Corp. ..................................       1,138
     124    UnitedHealth Group, Inc. .........................      11,818
     +60    UnumProvident Corp. ..............................       1,023
     *59    WellPoint, Inc. ..................................       7,383
      28    XL Capital Ltd., Class A..........................       2,041
                                                                ----------
                                                                   116,558
                                                                ----------
            MACHINERY -- 1.3%
      35    American Standard Cos., Inc. .....................       1,618
    *322    Applied Materials, Inc. ..........................       5,237
     +16    Black & Decker Corp. (The)........................       1,224
      66    Caterpillar, Inc. ................................       6,062
     + 8    Cummins, Inc. ....................................         584
      48    Deere & Co. ......................................       3,202
      39    Dover Corp. ......................................       1,489
      30    Eaton Corp. ......................................       1,929
      34    Ingersoll Rand Co. ...............................       2,668
     *32    National Oilwell Varco, Inc. .....................       1,513
     +24    Pall Corp. .......................................         651
      23    Parker-Hannifin Corp. ............................       1,413
      15    Stanley Works (The)...............................         656
                                                                ----------
                                                                    28,246
                                                                ----------
            MEDIA & ENTERTAINMENT -- 3.9%
    +102    Clear Channel Communications, Inc. ...............       3,509
   *+427    Comcast Corp., Class A............................      14,438
      42    Donnelley (R.R.) & Sons Co. ......................       1,315
     +14    Dow Jones & Co., Inc. ............................         508
      49    Gannett Co., Inc. ................................       3,835
     +22    Harrah's Entertainment, Inc. .....................       1,421
     +15    Knight-Ridder, Inc. ..............................         982
      37    McGraw-Hill Cos., Inc. (The)......................       3,211
       9    Meredith Corp. ...................................         411
     +28    New York Times Co. (The), Class A.................       1,032
     557    News Corp., Inc. .................................       9,431
    *888    Time Warner, Inc. ................................      15,584
      58    Tribune Co. ......................................       2,297
     *56    Univision Communications, Inc. ...................       1,562
     329    Viacom, Inc., Class B.............................      11,473
     396    Walt Disney Co. (The).............................      11,366
                                                                ----------
                                                                    82,375
                                                                ----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 3.8%
      20    Bard (C.R.), Inc. ................................       1,375
     +10    Bausch & Lomb, Inc. ..............................         762
     120    Baxter International, Inc. .......................       4,067
      49    Becton, Dickinson & Co. ..........................       2,857
      49    Biomet, Inc. .....................................       1,771
    *147    Boston Scientific Corp. ..........................       4,303
      62    Guidant Corp. ....................................       4,604
     575    Johnson & Johnson.................................      38,590
     234    Medtronic, Inc. ..................................      11,907
     *70    St. Jude Medical, Inc. ...........................       2,509

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
            MEDICAL INSTRUMENTS & SUPPLIES -- (CONTINUED)
     +72    Stryker Corp. ....................................  $    3,230
     *48    Zimmer Holdings, Inc. ............................       3,712
                                                                ----------
                                                                    79,687
                                                                ----------
            METALS, MINERALS & MINING -- 1.2%
     168    Alcoa, Inc. ......................................       5,118
      17    Allegheny Technologies, Inc. .....................         417
      21    Ball Corp. .......................................         879
     +24    Engelhard Corp. ..................................         709
     +28    Fortune Brands, Inc. .............................       2,258
     +35    Freeport-McMoRan Copper & Gold, Inc., Class B.....       1,371
      53    Illinois Tool Works, Inc. ........................       4,754
     +86    Newmont Mining Corp. .............................       3,625
     +31    Nucor Corp. ......................................       1,779
     +19    Phelps Dodge Corp. ...............................       1,902
      11    Snap-On, Inc. ....................................         356
      22    United States Steel Corp. ........................       1,124
     +20    Vulcan Materials Co. .............................       1,131
                                                                ----------
                                                                    25,423
                                                                ----------
            REAL ESTATE INVESTMENT TRUST -- 0.5%
      19    Apartment Investment & Management Co., Class A....         688
      39    Archstone-Smith Trust.............................       1,317
     +78    Equity Office Properties Trust....................       2,347
     +55    Equity Residential Properties Trust...............       1,759
      36    Prologis..........................................       1,317
      43    Simon Property Group, Inc. .......................       2,587
                                                                ----------
                                                                    10,015
                                                                ----------
            RESEARCH & TESTING FACILITIES -- 0.2%
      27    Moody's Corp. ....................................       2,143
      18    Quest Diagnostics, Inc. ..........................       1,850
                                                                ----------
                                                                     3,993
                                                                ----------
            RETAIL -- 7.1%
     +71    Albertson's, Inc. ................................       1,468
     *13    AutoZone, Inc. ...................................       1,123
     *44    Autonation, Inc. .................................         826
     *59    Bed, Bath & Beyond, Inc. .........................       2,138
      58    Best Buy Co., Inc. ...............................       3,116
    *+22    Big Lots, Inc. ...................................         262
      77    CVS Corp. ........................................       4,068
      37    Circuit City Stores, Inc. ........................         594
      91    Costco Wholesale Corp. ...........................       4,034
      29    Darden Restaurants, Inc. .........................         874
      14    Dillard's, Inc., Class A..........................         366
      58    Dollar General Corp. .............................       1,275
    *234    eBay, Inc. .......................................       8,715
      32    Family Dollar Stores, Inc. .......................         984
     +33    Federated Department Stores, Inc. ................       2,081
     142    Gap, Inc. (The)...................................       3,108
     424    Home Depot, Inc. (The)............................      16,225
    *+63    Kohl's Corp. .....................................       3,253
    *142    Kroger Co. (The)..................................       2,268
      74    Limited Brands, Inc. .............................       1,793
     149    Lowe's Cos., Inc. ................................       8,524
      56    May Department Stores Co. (The)...................       2,088

 HARTFORD INDEX HLS FUND

 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            RETAIL -- (CONTINUED)
     246    McDonald's Corp. .................................  $    7,654
      24    Nordstrom, Inc. ..................................       1,351
     *60    Office Depot, Inc. ...............................       1,340
      55    Penney (J.C.) Co., Inc. ..........................       2,866
      31    RadioShack Corp. .................................         750
      25    Sherwin-Williams Co. (The)........................       1,078
      96    Staples, Inc. ....................................       3,008
     *77    Starbucks Corp. ..................................       3,988
      93    TJX Cos., Inc. (The)..............................       2,293
     173    Target Corp. .....................................       8,653
     *42    Toys "R" Us, Inc. ................................       1,072
     655    Wal-Mart Stores, Inc. ............................      32,802
     197    Walgreen Co. .....................................       8,769
     +22    Wendy's International, Inc. ......................         859
      56    Yum! Brands, Inc. ................................       2,917
                                                                ----------
                                                                   148,583
                                                                ----------
            RUBBER & PLASTICS PRODUCTS -- 0.3%
     +14    Cooper Tire & Rubber Co. .........................         250
    *+34    Goodyear Tire & Rubber Co. (The)..................         454
      44    NIKE, Inc., Class B...............................       3,699
     +11    Reebok International Ltd. ........................         478
     *16    Sealed Air Corp. .................................         836
                                                                ----------
                                                                     5,717
                                                                ----------
            SOFTWARE & SERVICES -- 5.4%
      47    Adobe Systems, Inc. ..............................       3,157
     *25    Affiliated Computer Services, Inc., Class A.......       1,304
      44    Autodesk, Inc. ...................................       1,318
     113    Automatic Data Processing, Inc. ..................       5,066
     *43    BMC Software, Inc. ...............................         642
    *+33    Citrix Systems, Inc. .............................         779
    +103    Computer Associates International, Inc. ..........       2,786
     *37    Computer Sciences Corp. ..........................       1,692
     *75    Compuware Corp. ..................................         539
    *+60    Electronic Arts, Inc. ............................       3,081
    +100    Electronic Data Systems Corp. ....................       2,067
     155    First Data Corp. .................................       6,089
     *37    Fiserv, Inc. .....................................       1,485
      45    IMS Health, Inc. .................................       1,093
    *+36    Intuit, Inc. .....................................       1,567
    *+16    Mercury Interactive Corp. ........................         772
   1,955    Microsoft Corp. ..................................      47,255
     *36    NCR Corp. ........................................       1,215
    *+73    Novell, Inc. .....................................         436
    *868    Oracle Corp. .....................................      10,835
     *52    Parametric Technology Corp. ......................         292
    *100    Siebel Systems, Inc. .............................         908
    *653    Sun Microsystems, Inc. ...........................       2,637
     *56    SunGard Data Systems, Inc. .......................       1,925
    *137    Symantec Corp. ...................................       2,924
     *65    Unisys Corp. .....................................         460
     *82    VERITAS Software Corp. ...........................       1,895
   *+252    Yahoo!, Inc. .....................................       8,539
                                                                ----------
                                                                   112,758
                                                                ----------
            TRANSPORTATION -- 4.8%
     161    Boeing Co. (The)..................................       9,400
      19    Brunswick Corp. ..................................         876

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
            TRANSPORTATION -- (CONTINUED)
      73    Burlington Northern Santa Fe Corp. ...............  $    3,942
      42    CSX Corp. ........................................       1,737
     102    Carnival Corp. ...................................       5,274
      29    Dana Corp. .......................................         371
    +108    Delphi Corp. .....................................         486
    *+27    Delta Air Lines, Inc. ............................         109
      58    FedEx Corp. ......................................       5,468
    +354    Ford Motor Co. ...................................       4,009
      39    General Dynamics Corp. ...........................       4,143
    +109    General Motors Corp. .............................       3,206
      34    Genuine Parts Co. ................................       1,470
      23    Goodrich Corp. ...................................         888
     +56    Harley-Davidson, Inc. ............................       3,258
     164    Honeywell International, Inc. ....................       6,117
      18    ITT Industries, Inc. .............................       1,606
     +78    Lockheed Martin Corp. ............................       4,738
     *13    Navistar International Corp. .....................         462
      77    Norfolk Southern Corp. ...........................       2,864
      70    Northrop Grumman Corp. ...........................       3,757
      34    PACCAR, Inc. .....................................       2,432
     +25    Sabre Holdings Corp. .............................         556
     142    Southwest Airlines Co. ...........................       2,028
      26    Textron, Inc. ....................................       1,948
      50    Union Pacific Corp. ..............................       3,513
     216    United Parcel Service, Inc. ......................      15,734
      99    United Technologies Corp. ........................      10,064
                                                                ----------
                                                                   100,456
                                                                ----------
            U.S. GOVERNMENT AGENCIES -- 1.0%
     133    Federal Home Loan Mortgage Corp. .................       8,399
     187    Federal National Mortgage Association.............      10,182
                                                                ----------
                                                                    18,581
                                                                ----------
            UTILITIES -- 3.7%
    *125    AES Corp. (The)...................................       2,054
    *+27    Allegheny Energy, Inc. ...........................         550
     *52    Allied Waste Industries, Inc. ....................         383
     +38    Ameren Corp. .....................................       1,848
      74    American Electric Power Co., Inc. ................       2,524
    *+42    CMS Energy Corp. .................................         544
   *+103    Calpine Corp. ....................................         289
     +56    Centerpoint Energy, Inc. .........................         672
      37    Cinergy Corp. ....................................       1,499
      65    Citizens Communications Co. ......................         839
     +47    Consolidated Edison, Inc. ........................       1,978
      34    Constellation Energy Group, Inc. .................       1,768
     +34    DTE Energy Co. ...................................       1,528
     +66    Dominion Resources, Inc. .........................       4,897
    +181    Duke Energy Corp. ................................       5,075
    *+64    Dynegy, Inc., Class A.............................         250
      63    Edison International..............................       2,187
    +124    El Paso Corp. ....................................       1,315
      41    Entergy Corp. ....................................       2,911
     129    Exelon Corp. .....................................       5,897
     +76    FPL Group, Inc. ..................................       3,035
      64    FirstEnergy Corp. ................................       2,672
     +31    KeySpan Corp. ....................................       1,212
      21    Kinder Morgan, Inc. ..............................       1,605
      52    NiSource, Inc. ...................................       1,194
       9    Nicor, Inc. ......................................         315

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            UTILITIES -- (CONTINUED)
     +70    PG&E Corp. .......................................  $    2,377
      37    PPL Corp. ........................................       1,971
       7    Peoples Energy Corp. .............................         306
      18    Pinnacle West Capital Corp. ......................         752
     +48    Progress Energy, Inc. ............................       2,001
     +46    Public Service Enterprise Group, Inc. ............       2,507
     +46    Sempra Energy.....................................       1,833
    +144    Southern Co. (The)................................       4,568
     +40    TECO Energy, Inc. ................................         626
      46    TXU Corp. ........................................       3,695
     110    Waste Management, Inc. ...........................       3,168
     110    Williams Cos., Inc. (The).........................       2,073
     +78    Xcel Energy, Inc. ................................       1,331
                                                                ----------
                                                                    76,249
                                                                ----------
            Total common stocks (cost $1,893,657).............  $2,090,600
                                                                ==========
SHORT-TERM SECURITIES -- 9.8%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 9.4%
 198,141    BNY Institutional Cash Reserves Fund..............  $  198,141
                                                                ----------
PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENTS -- 0.4%
 $ 2,570    BPN Paribas Joint Repurchase Agreement, dated
              03/31/05; Proceeds at maturity $2,570
              (Collateralized by U.S. Treasury Bonds,
              5.25% -- 8.875% due 08/15/17 -- 11/15/28) 2.63%
              due 04/01/05....................................  $    2,570
   2,313    RBS Greenwich Capital Markets Joint Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $2,313 (Collateralized by U.S. Treasury Bonds,
              6.25% -- 10.00% due 02/15/20 -- 08/15/2020 and
              U.S. Treasury Notes, 1.875% due 11/30/28) 2.60%
              due 04/01/05....................................       2,313

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE
---------                                                       ----------
            REPURCHASE AGREEMENTS -- (CONTINUED)
   2,558    UBS Warburg Joint Repurchase Agreement, dated
              03/31/05; Proceeds at maturity $2,558
              (Collateralized by U.S. Treasury Bonds,
              10.00% -- 12.75% due 05/15/16 -- 11/15/28 and
              U.S. Treasury Notes, 2.75% -- 5.626% due)
              2.64% due 04/01/05..............................  $    2,558
                                                                ----------
                                                                     7,441
                                                                ----------
            U.S. TREASURY BILLS -- 0.0%
 $ 1,500    2.72% due 06/16/05................................       1,491
                                                                ----------
            Total short-term securities (cost $207,073).......  $  207,073
                                                                ==========
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $2,100,730)S -- 109.3%..............   2,297,673
            OTHER ASSETS, LESS LIABILITIES -- (9.3%)..........    (195,251)
                                                                ----------
            NET ASSETS -- 100.0%..............................  $2,102,422
                                                                ==========

    *  Non-income producing during the period
    +  All or a portion of this security was on loan as of March 31, 2005.
   @@ Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero
    S At March 31, 2005, the cost of securities for federal income tax purposes is $2,112,965 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $ 474,700
       Unrealized depreciation..................................................   (289,992)
                                                                                  ---------
       Net Unrealized appreciation..............................................  $ 184,708
                                                                                  =========

For information regarding the Fund's policy on valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

   ++ The Fund had 42 Standard & Poor's 500 March 2005 Futures contracts open as of March 31, 2005. These contracts had a value of $12,431 as of March
       31, 2005 and were collateralized by various U.S. Treasury Bills, with a market value of $1,491.

 HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCKS -- 95.6%
            AUSTRALIA -- 0.6%
     -931   Macquarie Airports................................  $    2,350
                                                                ----------
            CANADA -- 8.5%
      127   Canadian Pacific Railway Ltd$. ...................       4,608
       69   Canadian National Railway Co. ....................       4,333
     *185   Inco Ltd. ........................................       7,355
      161   Petro-Canada......................................       9,364
     *153   RONA, Inc. .......................................       2,981
       53   SNC-Lavalin Group, Inc. ..........................       3,090
     +109   Talisman Energy, Inc. ............................       3,726
                                                                ----------
                                                                    35,457
                                                                ----------
            FINLAND -- 1.7%
     *459   Nokia Corp., ADR..................................       7,087
                                                                ----------
            FRANCE -- 11.2%
     -226   AXA S.A. .........................................       6,013
    *+-41   Club Mediterranee S.A. ...........................       2,046
      -51   Dassault Systems S.A. ............................       2,430
     +-58   Essilor International S.A. .......................       4,217
    +-144   France Telecom S.A. ..............................       4,292
      -80   Groupe Danone.....................................       8,013
       -1   Hermes International..............................         258
     +-33   Pernod-Ricard.....................................       4,595
     +-14   Total S.A. .......................................       3,259
     +-42   Unibail Holding Co. ..............................       4,967
   *+-217   Vivendi Universal S.A. ...........................       6,647
                                                                ----------
                                                                    46,737
                                                                ----------
            GERMANY -- 3.1%
     -378   Bayerische Vereinsbank AG.........................       9,235
      -22   SAP AG............................................       3,532
                                                                ----------
                                                                    12,767
                                                                ----------
            GREECE -- 0.7%
      -92   EFG Eurobank Ergasias S.A. .......................       2,827
                                                                ----------
            HONG KONG -- 3.1%
   -5,529   CNOOC Ltd. .......................................       3,009
   -1,434   Esprit Holdings Ltd. .............................       9,773
                                                                ----------
                                                                    12,782
                                                                ----------
            IRELAND -- 0.6%
     *+62   Ryanair Holdings PLC, ADR.........................       2,705
                                                                ----------
            ITALY -- 4.3%
     -416   Banca Intesa S.p.A. ..............................       2,113
    +-333   Ente Nazional Idrocarburi S.p.A. .................       8,667
    +-299   Mediaset S.p.A. ..................................       4,301
    +-209   Saipem S.p.A. ....................................       2,655
                                                                ----------
                                                                    17,736
                                                                ----------
            JAPAN -- 13.8%
    +-891   Bank of Yokohama Ltd. (The).......................       5,424
     -126   Eisai Co., Ltd. ..................................       4,282
    +-122   Fuji Photo Film Co., Ltd. ........................       4,446
       -1   Japan Tobacco, Inc. ..............................       5,820
      -26   Keyence Corp. ....................................       5,891
    +-515   Minebea Co., Ltd. ................................       2,204
      +-1   Mitsubishi Tokyo Financial Group, Inc. ...........       8,743
     -212   Nippon Electric Glass Co., Ltd. ..................       3,043

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
            JAPAN -- (CONTINUED)
     -319   Sekisui House Ltd. ...............................  $    3,397
    +-194   Suzuki Motor Corp$. ..............................       3,468
      -68   Takefuji Corp. ...................................       4,591
    +-102   Terumo Corp. .....................................       3,068
     +-74   Trend Micro, Inc. ................................       3,160
                                                                ----------
                                                                    57,537
                                                                ----------
            LUXEMBOURG -- 1.4%
     -465   SES Global........................................       5,947
                                                                ----------
            MEXICO -- 1.5%
      106   Grupo Televisa S.A. ..............................       6,233
                                                                ----------
            NETHERLANDS -- 9.6%
    *+290   ASML Holding N.V., NY Shares......................       4,861
    +-406   European Aeronautic Defense and Space Co. ........      12,134
  *-1,446   Koninklijke Ahold N.V. ...........................      12,085
    *-220   Koninklijke Numico N.V. ..........................       8,987
    *+-75   Koninklijke Philips Electronics N.V. .............       2,056
                                                                ----------
                                                                    40,123
                                                                ----------
            RUSSIA -- 0.4%
  + ** 53   OAO Gazprom ADR...................................       1,772
                                                                ----------
            SOUTH KOREA -- 2.0%
   *+-144   LG Philips LCD Co., Ltd. .........................       6,269
       -4   Samsung Electronics Co., Ltd. ....................       2,066
                                                                ----------
                                                                     8,335
                                                                ----------
            SPAIN -- 1.6%
    +-408   Banco Bilbao Vizcayz Argentaria S.A. .............       6,647
                                                                ----------
            SWEDEN -- 1.0%
  *-1,444   Telefonaktiebolaget LM Ericcson AB, B Shares......       4,074
                                                                ----------
            SWITZERLAND -- 8.0%
     +-40   Adecco S.A. ......................................       2,188
    +-143   Credit Suisse Group...............................       6,109
     +-18   Kuehne & Nagel International AG...................       3,988
      -50   Roche Holdings AG.................................       5,352
    +-227   Swatch Group AG...................................       6,335
     +-74   UBS AG............................................       6,275
      -18   Zurich Financial Services, AG.....................       3,195
                                                                ----------
                                                                    33,442
                                                                ----------
            TAIWAN -- 4.8%
     +687   AU Optronics Corp., ADR...........................      10,064
   -3,118   Chi Mei Optoelectronics Corp. ....................       4,551
      610   Taiwan Semiconductor Manufacturing Co., Ltd.,
              ADR.............................................       5,173
                                                                ----------
                                                                    19,788
                                                                ----------
            UNITED KINGDOM -- 16.1%
     -245   AstraZeneca PLC...................................       9,673
     -125   Billiton PLC......................................       1,678
   -1,144   Capita Group PLC..................................       8,121
   -2,784   Carphone Warehouse Group PLC......................       8,523
   -2,951   EMI Group PLC.....................................      13,190
     -503   Great Universal Stores PLC........................       8,660
     -281   Imperial Tobacco Group PLC........................       7,388

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            UNITED KINGDOM -- (CONTINUED)
    -@@--   Intercontinental Hotels Group PLC.................  $       --
    -@@--   Rolls$-Royce Group PLC............................          --
      -65   Royal Bank of Scotland Group PLC..................       2,077
   -2,975   Vodafone Group PLC................................       7,900
                                                                ----------
                                                                    67,210
                                                                ----------
            UNITED STATES OF AMERICA -- 1.6%
      +87   Infosys Technologies Ltd. ........................       6,385
                                                                ----------
            Total common stocks (cost $386,772)...............  $  390,854
                                                                ==========
SHORT-TERM SECURITIES -- 29.7%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 25.3%
  105,156   State Street Navigator Securities Lending Prime
              Portfolio.......................................     105,156
                                                                ----------
PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENTS -- 4.4%
$   1,471   ABN Amro Joint Repurchase Agreement, dated
              03/31/05; Proceeds at maturity $1,471
              (Collateralized by U.S. Treasury Bills, 2.66%
              due 06/02/05 -- 06/09/05.) 2.64% due 04/01/05...  $    1,471
    2,060   ABN Amro Joint TriParty Repurchase Agreement,
              dated 03/31/05; Proceeds at maturity $2,060
              (Collateralized by Federal Home Loan Mortgage
              Corp., 1.875% -- 10.00% due 02/06/06 -- 02/01/32
              and Federal Home Loan Bank, 2.25% -- 3.875% due
              10/21/05 -- 08/14/09.) 2.80% due 04/01/05.......       2,060
    1,051   Deutsche Bank Securities Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $1,051 (Collateralized by Federal Home Loan
              Mortgage Corp., 4.50% -- 5.50% due
              11/01/17 -- 01/01/35 and Federal National
              Mortgage Association, 4.00% -- 6.50% due
              02/01/19 -- 12/01/34.)
              2.85% due 04/01/05..............................       1,051
    4,162   J.P. Morgan Chase Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $4,162 (Collateralized by Federal National
              Mortgage Association, 4.00% -- 10.50% due
              02/01/06 -- 03/01/35.)
              2.87% due 04/01/05..............................       4,162
      799   Lehman Brothers Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $799 (Collateralized by Federal National
              Mortgage Association, 3.50% -- 7.50% due
              08/01/13 -- 03/01/35 and Government National
              Mortgage Association, 8.00% due 06/25/17.)
              2.83% due 04/01/05..............................         799

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE
---------                                                       ----------
            REPURCHASE AGREEMENTS -- (CONTINUED)
$     152   UBS Securities Joint Repurchase Agreement, dated
              03/31/05; Proceeds at maturity $152
              (Collateralized by Treasury Inflation Protected
              Securities, 3.375% due 04/15/32.)
              2.66% due 04/01/05..............................  $      152
    8,954   UBS Securities Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $8,955 (Collateralized by Federal Home Loan
              Mortgage Corp., 4.00% -- 11.50% due 05/01/05 --
              04/01/35 and Federal National Mortgage
              Association, 3.50% -- 11.50% due
              09/01/05 -- 03/01/35).
              2.88% due 04/01/05..............................       8,954
                                                                ----------
                                                                    18,649
                                                                ----------
            Total short-term securities (cost $123,805).......  $  123,805
                                                                ==========
            INVESTMENTS IN SECURITIES AT VALUE (TOTAL COST
              $510,577)S -- 125.3%............................     521,746
            OTHER ASSETS, LESS LIABILITIES -- (25.3%).........    (105,483)
                                                                ----------
            NET ASSETS -- 100.0%..............................  $  416,263
                                                                ==========

    *  Non-income producing during the period.
    +  All or a portion of this security was on loan as of March 31, 2005.
  *** Securities contain some restriction as to public resale. At March 31, 2005, the market value of these securities amounted to $1,772 or 0.4% of net assets.
    - Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of March 31, 2005, was $318,204, which represents 76.4% of the total net assets.
   @@ Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.
    S At March 31, 2005, the cost of securities for federal income tax purposes is $511,803 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $16,030
       Unrealized depreciation..................................................   (6,087)
                                                                                  -------
       Net Unrealized appreciation..............................................  $ 9,943
                                                                                  =======

For information regarding the Fund's policy on valuation of investments and other significant accounting polices, please refer to the Fund's most recent semi-annual or annual report.

 HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND

 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                  PERCENTAGE OF
DIVERSIFICATION BY INDUSTRY                        NET ASSETS
---------------------------                       -------------
Aerospace & Defense.............................        2.9%
Apparel & Textile...............................        2.4
Banks...........................................       11.9
Business Services...............................        2.5
Communications..................................        9.1
Computers & Office Equipment....................        0.6
Construction....................................        1.6
Consumer Durables...............................        0.7
Consumer Non-Durables...........................        1.1
Consumer Services...............................        0.5
Drugs...........................................        3.6
Electronics.....................................        8.4
Energy & Services...............................        7.8
Financial Services..............................        3.1
Food, Beverage & Tobacco........................        8.4
Hotels & Gaming.................................        0.0
Insurance.......................................        0.8
Investment Companies held as Collateral on
  Loaned Securities.............................       25.3
Machinery.......................................        1.9
Media & Entertainment...........................        5.8
Medical Instruments & Supplies..................        1.8
Metals, Minerals & Mining.......................        2.2
Real Estate.....................................        1.2
Repurchase Agreements...........................        4.4
Retail..........................................        8.2
Software & Services.............................        3.1
Transportation..................................        4.6
Utilities.......................................        1.4
Other Assets and Liabilities....................      (25.3)
                                                      -----
    Total.......................................      100.0%
                                                      =====

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT MARCH 31, 2005

                                                                                      UNREALIZED
                                                  CONTRACT         DELIVERY          APPRECIATION
DESCRIPTION                  MARKET VALUE          AMOUNT            DATE           (DEPRECIATION)
-----------                  ------------         --------         --------         --------------
Australian Dollar (BUY)         $1,971             $1,972          4/4/2005              $ (1)
Australian Dollar (BUY)            347                348          4/5/2005                (1)
Canadian Dollars (SELL)          4,075              4,054          4/4/2005               (21)
Swiss Franc (BUY)                2,686              2,671          4/1/2005                15
Swiss Franc (BUY)                  643                643          4/4/2005                --
EURO (SELL)                        566                564          4/1/2005                (2)
EURO (SELL)                        868                867          4/4/2005                (1)
EURO (BUY)                       2,691              2,692          4/4/2005                (1)
EURO (BUY)                       2,385              2,386          4/5/2005                (1)
British Pound (SELL)               973                965          4/1/2005                (8)
British Pound (SELL)             1,224              1,218          4/4/2005                (6)
British Pound (BUY)                562                562          4/5/2005                --
Japanese Yen (SELL)                 71                 72          4/1/2005                 1
Japanese Yen (SELL)              1,083              1,087          4/5/2005                 4
Norwegian Krone (SELL)           3,670              3,674          4/4/2005                 4
Swedish Krona (SELL)               220                219          4/1/2005                (1)
Swedish Krona (SELL)             2,267              2,267          4/5/2005                --
                                                                                         ----
                                                                                         $ 19
                                                                                         ====

 HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCKS -- 93.6%
            AUSTRALIA -- 0.7%
    +-761   Publishing & Broadcasting Ltd. ...................  $    9,046
                                                                ----------
            AUSTRIA -- 0.8%
    +-227   Wienerberger AG...................................      10,319
                                                                ----------
            BELGIUM -- 1.1%
   *+-170   Belgacom S.A. ....................................       7,022
     @176   Belgacom S.A. ....................................       7,286
                                                                ----------
                                                                    14,308
                                                                ----------
            BRAZIL -- 1.0%
      224   Companhia Vale do Rio Doce ADR....................       7,068
     +140   Petroleo Brasileiro S.A., ADR.....................       6,194
                                                                ----------
                                                                    13,262
                                                                ----------
            CANADA -- 6.8%
      479   Canadian Pacific Railway Ltd. ....................      17,327
     +182   Cameco Corp. .....................................       8,034
      161   Encana Corp. .....................................      11,359
      322   Fairmont Hotels & Resorts, Inc. ..................      10,658
      416   Petro-Canada......................................      24,129
      555   Talisman Energy, Inc. ............................      18,989
                                                                ----------
                                                                    90,496
                                                                ----------
            DENMARK -- 0.9%
    +-249   Carlsberg.........................................      12,332
                                                                ----------
            EGYPT -- 0.6%
     *246   Orascom Telecom Holding SAE.......................       8,652
                                                                ----------
            FRANCE -- 11.5%
     -330   AXA S.A. .........................................       8,796
      -72   Air Liquids S.A. .................................      13,150
    +-514   Credit Agricole S.A. .............................      13,972
    +-276   Essilor International S.A. .......................      19,920
     -491   France Telecom S.A. ..............................      14,687
     -228   Sanofi-Aventis....................................      19,229
     -350   Societe Television Francaise 1....................      11,079
    +-121   Total S.A. .......................................      28,278
      -13   Unibail Holding Co. ..............................       1,501
    *-758   Vivendi Universal S.A. ...........................      23,216
                                                                ----------
                                                                   153,828
                                                                ----------
            GERMANY -- 3.8%
     -659   Bayerische Vereinsbank AG.........................      16,112
   *+-895   Deutsche Telekom AG...............................      17,856
    +-136   Muenchener Rueckversicherungs-Gesellschaft AG.....      16,322
                                                                ----------
                                                                    50,290
                                                                ----------
            HONG KONG -- 2.5%
     @222   Esprit Holdings Ltd. .............................       1,510
   -2,317   Esprit Holdings Ltd. .............................      15,796
   -3,064   Hysan Development Co. ............................       6,053
   -1,090   Sun Hung Kai Properties...........................       9,865
                                                                ----------
                                                                    33,224
                                                                ----------
            HUNGARY -- 0.5%
      -85   Mol Magyar Olaj es Gazipari.......................       6,833
                                                                ----------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
            INDIA -- 0.7%
     -175   Infosys Technologies Ltd. ........................  $    8,952
                                                                ----------
            INDONESIA -- 0.6%
      413   PT Telekomunikasi Indonesia ADR...................       7,736
                                                                ----------
            IRELAND -- 0.5%
    *-513   Ryanair Holdings PLC..............................       4,034
     *+57   Ryanair Holdings PLC, ADR.........................       2,473
                                                                ----------
                                                                     6,507
                                                                ----------
            ITALY -- 5.5%
   -2,064   Banca Intesa S.p.A. ..............................      10,488
  +-3,014   Capitalia S.p.A. .................................      15,708
   -1,083   Ente Nazional Idrocarburi S.p.A. .................      28,147
    *+940   Geox S.p.A. ......................................       8,189
     -713   Mediaset S.p.A. ..................................      10,259
                                                                ----------
                                                                    72,791
                                                                ----------
            JAPAN -- 17.6%
     -342   Canon, Inc. ......................................      18,274
    +-808   Central Glass Co., Ltd. ..........................       5,124
    +-404   Eisai Co., Ltd. ..................................      13,672
     @ 60   Electric Power Development Co. ...................       1,834
     -275   Electric Power Development Co. ...................       8,461
     -126   Fast Retailing Co., Ltd. .........................       7,606
     -256   Fuji Photo Film Co., Ltd. ........................       9,330
       -3   Japan Tobacco, Inc. ..............................      29,789
      -44   Keyence Corp. ....................................      10,095
       -1   Mitsubishi Tokyo Financial Group, Inc. ...........       4,841
      -85   NIDEC Corp. ......................................      10,508
     -664   Nippon Electric Glass Co., Ltd. ..................       9,532
      -85   Orix Corp. .......................................      10,881
    +-447   Sankyo Co., Ltd. .................................       9,401
     -262   Shin-Etsu Chemical Co., Ltd. .....................       9,875
    +-245   Sony Corp. .......................................       9,776
     -597   Suzuki Motor Corp. ...............................      10,654
     -186   Takeda Chemical Industries Ltd. ..................       8,862
     -220   Takefuji Corp. ...................................      14,779
     -239   Terumo Corp. .....................................       7,173
       -2   UFJ Holdings, Inc. ...............................      11,604
     -343   World Co., Ltd. ..................................      12,415
                                                                ----------
                                                                   234,486
                                                                ----------
            MALAYSIA -- 0.4%
   *4,221   Province of Nova Scotia...........................       5,720
                                                                ----------
            MEXICO -- 0.7%
      176   Fomento Economico Mexicano S.A. de C.V., ADR......       9,409
                                                                ----------
            NETHERLANDS -- 5.5%
     *102   ASML Holding N.V., NY Shares......................       1,716
   *+-434   ASML Lithography Holding N.V. ....................       7,320
     -708   Aegon N.V. .......................................       9,547
    +-706   European Aeronautic Defense and Space Co. ........      21,118
    -@@--   ING Group N.V. ...................................          --
  *-1,889   Koninklijke Ahold N.V. ...........................      15,782
   *+-421   Koninklijke Numico N.V. ..........................      17,229
                                                                ----------
                                                                    72,712
                                                                ----------

 HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND

 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            PHILIPPINES -- 0.5%
     -270   Philippine Long Distance Telephone Co. ...........  $    6,808
                                                                ----------
            SPAIN -- 1.7%
   -1,395   Banco Bilbao Vizcayz Argentaria S.A. .............      22,707
                                                                ----------
            SWEDEN -- 3.4%
   -1,644   Nordea Bank AB....................................      16,616
   -1,473   Swedish Match AB..................................      18,028
  *-3,656   Telefonaktiebolaget LM Ericcson AB, B Shares......      10,315
                                                                ----------
                                                                    44,959
                                                                ----------
            SWITZERLAND -- 6.7%
     -100   Nestle S.A. ......................................      27,454
     -135   Roche Holdings AG.................................      14,520
     -595   STMicroelectronics N.V. ..........................       9,917
     -297   UBS AG............................................      25,094
      -73   Zurich Financial Services, AG.....................      12,884
                                                                ----------
                                                                    89,869
                                                                ----------
            TAIWAN -- 2.2%
     +720   AU Optronics Corp., ADR...........................      10,554
  -11,143   Taiwan Semiconductor Manufacturing Co., Ltd. .....      18,175
                                                                ----------
                                                                    28,729
                                                                ----------
            UNITED KINGDOM -- 14.9%
     -684   AstraZeneca PLC...................................      26,968
   -1,097   Aviva PLC.........................................      13,162
     -754   Billiton PLC......................................      10,127
   -3,047   Centrica PLC......................................      13,295
   -2,688   EMI Group PLC.....................................      12,015
     -669   Enterprise Inns PLC...............................       9,746
     -607   Imperial Tobacco Group PLC........................      15,930
     -430   Reckitt Benckiser PLC.............................      13,664
   - @@--   Rolls-Royce Group PLC.............................          --
   -1,149   Royal Bank of Scotland Group PLC..................      36,552
   -1,171   Vedanta Resources PLC.............................      10,418
   -8,377   Vodafone Group PLC................................      22,249
   -1,316   WWP Group PLC.....................................      14,960
                                                                ----------
                                                                   199,086
                                                                ----------
            UNITED STATES OF AMERICA -- 2.5%
      435   Cemex S.A.de C.V. ................................      15,758
     +163   Schlumberger Ltd. ................................      11,453
    +-375   Turkcell Iletisim Hizmetleri......................       6,396
                                                                ----------
                                                                    33,607
                                                                ----------
            Total common stocks (cost $1,131,574).............  $1,246,668
                                                                ==========
SHORT-TERM SECURITIES -- 17.0%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 11.4%
  151,950   State Street Navigator Securities Lending Prime
              Portfolio.......................................  $  151,950
                                                                ----------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE
---------                                                       ----------
            REPURCHASE AGREEMENTS -- 5.6%
$   5,921   ABN Amro Joint Repurchase Agreement, dated
              03/31/05; Proceeds at maturity $5,921
              (Collateralized by U.S. Treasury Bills, 2.66%
              due 06/02/05 -- 06/09/05.)
              2.64% due 04/01/05..............................  $    5,921
    8,289   ABN Amro Joint TriParty Repurchase Agreement,
              dated 03/31/05; Proceeds at maturity $8,290
              (Collateralized by Federal Home Loan Mortgage
              Corp., 1.875% -- 10.00% due 02/06/06 -- 02/01/32
              and Federal Home Loan Bank, 2.25% -- 3.875% due
              10/21/05 -- 08/14/09.)
              2.80% due 04/01/05..............................       8,289
    4,229   Deutsche Bank Securities Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $4,230 (Collateralized by Federal Home Loan
              Mortgage Corp., 4.50% -- 5.50% due
              11/01/17 -- 01/01/35 and Federal National
              Mortgage Association, 4.00% -- 6.50% due
              02/01/19 -- 12/01/34.)
              2.85% due 04/01/05..............................       4,229
   16,748   J.P. Morgan Chase Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $16,749 (Collateralized by Federal National
              Mortgage Association, 4.00% -- 10.50% due
              02/01/06 -- 03/01/35.)
              2.87% due 04/01/05..............................      16,748
    3,214   Lehman Brothers Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $3,214 (Collateralized by Federal National
              Mortgage Association, 3.50% -- 7.50% due
              08/01/13 -- 03/01/35 and Government National
              Mortgage Association, 8.00% due 06/25/17.)
              2.83% due 04/01/05..............................       3,214
      613   UBS Securities Joint Repurchase Agreement, dated
              03/31/05; Proceeds at maturity $613
              (Collateralized by Treasury Inflation Protected
              Securities, 3.375% due 04/15/32.)
              2.66% due 04/01/05..............................         613

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE
---------                                                       ----------
SHORT-TERM SECURITIES -- (CONTINUED)
            REPURCHASE AGREEMENTS -- (CONTINUED)
$  36,033   UBS Securities Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $36,036 (Collateralized by Federal Home Loan
              Mortgage Corp., 4.00% -- 11.50% due 05/01/05 --
              04/01/35 and Federal National Mortgage
              Association, 3.50% -- 11.50% due
              09/01/05 -- 03/01/35).
              2.88% due 04/01/05..............................  $   36,033
                                                                ----------
                                                                    75,047
                                                                ----------
            Total short-term securities (cost $226,997).......  $  226,997
                                                                ==========
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $1,358,571)S -- 110.6%..............   1,473,665
            OTHER ASSETS, LESS LIABILITIES -- (10.6%).........    (141,187)
                                                                ----------
            NET ASSETS -- 100.0%..............................  $1,332,478
                                                                ==========

    *  Non-income producing during the period.
    +  All or a portion of this security was on loan as of March 31, 2005.
    @  Securities exempt from under Rule 144A of the Securities Act of 1933.
       These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the market value of these securities amounted to $10,630 or 0.8% of the total net assets.
    - Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of March 31, 2005, was $1,061,250, which represents 79.6% of the total net assets.
   @@ Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.
    S At March 31, 2005, the cost of securities for federal income tax purposes is $1,359,941 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $132,449
       Unrealized depreciation..................................................   (18,725)
                                                                                  --------
       Net Unrealized appreciation..............................................  $113,724
                                                                                  ========

For information regarding the Fund's policy on valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

                                                  PERCENTAGE OF
                                                   NET ASSETS
                                                  -------------
DIVERSIFICATION BY INDUSTRY:
-----------------------------------------------
Aerospace & Defense............................         1.6%
Apparel & Textile..............................         2.2
Banks..........................................        12.2
Business Services..............................         1.1
Chemicals......................................         1.7
Communications.................................         7.6
Computers & Office Equipment...................         1.4
Construction...................................         0.8
Consumer Durables..............................         2.3
Consumer Non-Durables..........................         3.1
Drugs..........................................         3.1
Electronics....................................         4.6
Energy & Services..............................        11.9
Financial Services.............................         4.4
Food, Beverage & Tobacco.......................         9.1
Hotels & Gaming................................         0.8
Insurance......................................         2.9
Investment Companies held as Collateral on
  Loaned Securities............................        11.4
Machinery......................................         1.3
Media & Entertainment..........................         5.9
Medical Instruments & Supplies.................         4.4
Metals, Minerals & Mining......................         2.7
Real Estate....................................         1.3
Repurchase Agreements..........................         5.6
Retail.........................................         3.9
Software & Services............................         0.7
Transportation.................................         2.6
Other Assets and Liabilities...................       (10.6)
                                                      -----
Total..........................................       100.0%
                                                      =====

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT MARCH 31, 2005

                                                                                     UNREALIZED
                              MARKET           CONTRACT          DELIVERY           APPRECIATION
        DESCRIPTION            VALUE            AMOUNT             DATE            (DEPRECIATION)
        -----------          ---------         --------         ----------         --------------
Swiss Franc (BUY)..........   $7,324            $7,283            4/1/2005              $ 41
Swiss Franc (BUY)..........    1,945             1,945            4/4/2005                --
Swiss Franc (SELL).........    9,928            10,252           7/20/2005               324
EURO (BUY).................    6,423             6,400            4/1/2005                23
EURO (SELL)................    9,251             9,243            4/4/2005                (8)
British Pound (SELL).......    9,619             9,803           7/20/2005               184
Swedish Krona (SELL).......    1,116             1,116            4/1/2005                --
Swedish Krona (SELL).......   11,510            11,506            4/5/2005                (4)
                                                                                        ----
                                                                                        $560
                                                                                        ====

 HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
COMMON STOCKS -- 97.5%
            AUSTRALIA -- 2.2%
    +-225   AWB Ltd. .........................................  $    798
   -1,069   Adsteam Marine Ltd. ..............................     1,488
    +-195   Iluka Resources Ltd. .............................       853
     -663   Minara Resources Ltd. ............................     1,030
                                                                --------
                                                                   4,169
                                                                --------
            AUSTRIA -- 0.4%
    +-369   Harvey Norman Holdings Ltd. ......................       771
                                                                --------
            BRAZIL -- 0.8%
     +117   Brasil Telecom S.A., ADR..........................     1,425
                                                                --------
            CHINA -- 1.8%
   -2,356   Beijing Capital International Airport Co., Ltd. ..       882
   -6,258   China Oilfield Services Ltd. .....................     2,164
        @   Flextronics International Ltd. ...................       335
                                                                --------
                                                                   3,381
                                                                --------
            DENMARK -- 2.3%
     - 64   Carlsberg.........................................     3,161
     *-61   FLS Industries AS.................................     1,127
                                                                --------
                                                                   4,288
                                                                --------
            FINLAND -- 0.9%
     +-50   TietoEnator Oyj...................................     1,716
                                                                --------
            FRANCE -- 11.5%
   -3,225   Alstom............................................     2,765
    *+-21   Atos Origin.......................................     1,422
     +-14   Bacou-Dalloz......................................     1,312
     - 12   Clarins...........................................       784
     +-59   Dassault Systems S.A. ............................     2,761
     +-76   M6 Metropole Television...........................     2,128
    +-120   NRJ Group.........................................     2,743
     +-88   Publicis Groupe...................................     2,698
     +-43   Remy Cointreau S.A. ..............................     1,797
     +-71   Sodexho Alliance S.A. ............................     2,360
     +-21   Valeo S.A. .......................................       931
                                                                --------
                                                                  21,701
                                                                --------
            GERMANY -- 6.0%
     +-90   Comdirect Bank AG.................................       725
      -84   Elmos Semiconductor AG............................     1,529
     +-44   Heidelberger Druckmaschinen.......................     1,410
     +-68   Hochtief AG.......................................     2,150
     +130   KarstadtQuelle AG.................................     1,308
    *-104   Kontron AG........................................       978
     -117   MG Technologies AG................................     1,502
     - 94   MLP AG............................................     1,370
     +-10   United Internet AG................................       328
                                                                --------
                                                                  11,300
                                                                --------
            GREECE -- 1.2%
     -389   Aktor S.A. Technical Co. .........................     1,457
     - 75   Hellenic Petroleum S.A. ..........................       747
                                                                --------
                                                                   2,204
                                                                --------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
            HONG KONG -- 0.3%
*+-@@3,088  Far East Pharmaceutical Technology Co., Ltd. .....        --
   -1,781   i-Cable Communications Ltd. ......................  $    644
                                                                --------
                                                                     644
                                                                --------
            ITALY -- 7.6%
    +-713   AEM S.p.A. .......................................     1,543
    +-185   Brembo S.p.A. ....................................     1,546
    +-188   Caltagirone Editore S.p.A. .......................     1,745
     -101   Permasteelisa S.p.A. .............................     1,716
  +-1,214   Pirelli & C. S.p.A. ..............................     1,509
     - 34   Recordati S.p.A. .................................       943
     - 75   Saipem S.p.A. ....................................       950
   *+-676   Sorin S.p.A. .....................................     2,154
     - 45   Tod's S.p.A. .....................................     2,181
                                                                --------
                                                                  14,287
                                                                --------
            JAPAN -- 22.9%
    +-458   77 Bank Ltd. (The)................................     3,312
     +-39   Ariake Japan Co., Ltd. ...........................       974
     - 19   Asatsu-DK, Inc. ..................................       597
     -142   Bank of Nagoya Ltd. (The).........................     1,015
     +-43   Disco Corp. ......................................     1,835
    +-210   Ebara Corp. ......................................       927
     - 74   Fujimi, Inc. .....................................     1,002
     - 74   Futaba Corp. .....................................     2,072
     -249   Gunma Bank Ltd. (The).............................     1,434
       22   Hakuhodo DY Holdings, Inc. .......................     1,494
     +-24   Hogy Medical Co., Ltd. ...........................     1,179
     -169   Hosiden Corp. ....................................     1,882
     +-39   Japan Petroleum Exploration Co. ..................     1,586
      * 1   Jupiter Telecomm..................................     1,076
    @@@--   Jupiter Telecomm..................................        41
    +-111   Kobayashi Pharmaceutical Co., Ltd. ...............     3,011
     - 71   Komori Corp. .....................................     1,081
     +-49   Milbon Co., Ltd. .................................     1,417
    +-299   Mochida Pharmaceutical Co., Ltd. .................     2,032
     +-82   Nikon Corp. ......................................       939
     +-27   OBIC Business Consultants Ltd. ...................     1,258
      -11   Obic Co., Ltd. ...................................     2,084
     +-47   THK Co., Ltd. ....................................       937
      -66   Taiyo Ink Manufacturing Co., Ltd. ................     2,521
    +-156   Tanabe Seiyaku Co., Ltd. .........................     1,549
    +-115   Tokyo Ohka Kogyo Co., Ltd. .......................     2,446
     +-81   Toppan Forms Co., Ltd. ...........................       930
     +-30   Towa Pharmaceutical Co., Ltd. ....................       697
     +-65   Union Tool Co. ...................................     2,028
   +-@@--   eAccess Ltd. .....................................        17
                                                                --------
                                                                  43,373
                                                                --------
            MALAYSIA -- 1.0%
     -355   Resorts World Berhad..............................       872
      725   YTL Corp. ........................................     1,078
                                                                --------
                                                                   1,950
                                                                --------
            NETHERLANDS -- 3.9%
    *+-54   ASM International N.V. ...........................       891
      -29   Exact Holdings, NV................................       996
     *-67   QIAGEN N.V. ......................................       788

--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
COMMON STOCKS -- (CONTINUED)
            NETHERLANDS -- (CONTINUED)
     *-85   Unit 4 Agresso N.V. ..............................  $  1,449
     -175   Wolters Kluwer N.V. ..............................     3,189
                                                                --------
                                                                   7,313
                                                                --------
            NEW ZEALAND -- 2.0%
    *-469   Air New Zealand Ltd. .............................       503
   -1,316   Carter Holt Harvey Ltd. ..........................     1,845
     -507   Warehouse Group Ltd. .............................     1,433
                                                                --------
                                                                   3,781
                                                                --------
            SOUTH AFRICA -- 0.8%
     - 18   Impala Platinum Holdings Ltd. ....................     1,520
                                                                --------
            SOUTH KOREA -- 3.3%
     -112   Daewoo Heavy Industries & Machinery Ltd. .........       994
     -325   Industrial Bank of Korea..........................     2,810
     - 61   KT Freetel........................................     1,275
       36   LG Household & Heath Care Ltd. ...................     1,158
                                                                --------
                                                                   6,237
                                                                --------
            SPAIN -- 1.1%
     - 95   Prosegur, Compania de Seguridad S.A. .............     2,031
                                                                --------
            SWEDEN -- 1.5%
     - 52   Munters AB........................................     1,396
    *-291   Teleca AB.........................................     1,532
                                                                --------
                                                                   2,928
                                                                --------
            SWITZERLAND -- 4.6%
     - 13   EMS-Chemie Holdings AG............................     1,265
     +-19   BB Biotech AG.....................................     1,011
     +-58   Baloise Holding Ltd. .............................     2,808
     +-25   Ciba Speciality Chemicals.........................     1,593
      * 1   Dottikon Es Holding AG............................       114
     +- 3   Julius Baer Holding Ltd. .........................       939
       -5   Verwalt & Privat-Bank AG..........................       878
                                                                --------
                                                                   8,608
                                                                --------
            THAILAND -- 0.3%
  *-6,424   THAI Military Bank Public Co., Ltd. ..............       587
                                                                --------
            UNITED KINGDOM -- 21.1%
     -783   Royal & Sun Alliance Insurance Group PLC..........     1,164
     -601   Aggeko PLC........................................     2,042
     -271   Amvescap PLC......................................     1,711
     -247   Benfield Group Ltd. ..............................     1,189
    *-111   Cambridge Antibody Technology Group PLC...........     1,389
     -183   Capital Radio PLC.................................     1,399
     -147   De La Rue PLC.....................................     1,062
  *-1,823   Dimension Data Holdings PLC.......................     1,128
     -125   EMAP PLC..........................................     1,957
     -107   Expro International Group PLC.....................       874
     -159   GWR Group PLC.....................................       706
    *-674   Group 4 Securicor PLC.............................     1,746
     -303   Hiscox PLC........................................       920
     -389   Jardine Lloyd Thompson Group PLC..................     2,814
     -554   Logica PLC........................................     1,853
     @@--   London Stock Exchange PLC.........................        --
      -50   Lonmin PLC........................................       939

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
            UNITED KINGDOM -- (CONTINUED)
     -101   Luminar PLC.......................................  $    941
     -617   Misys PLC.........................................     2,583
     -797   PHS Group PLC.....................................     1,303
      551   Premier Farnell PLC...............................     1,766
     -904   Rentokil Initial PLC..............................     2,766
     -592   Sage Group PLC....................................     2,254
     -326   Scottish & Newcastle PLC..........................     2,835
    *-119   Surfcontrol PLC...................................     1,407
     -262   Yule Catto & Co., PLC.............................     1,358
                                                                --------
                                                                  40,106
                                                                --------
            Total common stocks (cost $176,904)...............  $184,320
                                                                ========
SHORT-TERM SECURITIES -- 22.9%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 22.1%
   41,821   State Street Navigator Securities Lending Prime
              Portfolio.......................................  $ 41,821
                                                                --------
PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENTS -- 0.8%
$     109   ABN Amro Joint Repurchase Agreement, dated
              03/31/05; Proceeds at maturity $109
              (Collateralized by U.S. Treasury Bills, 2.66%
              due 06/02/05 -- 06/09/05.)
              2.64% due 04/01/05..............................       109
      153   ABN Amro Joint TriParty Repurchase Agreement,
              dated 03/31/05; Proceeds at maturity $153
              (Collateralized by Federal Home Loan Mortgage
              Corp., 1.875% -- 10.00% due 02/06/06 -- 02/01/32
              and Federal Home Loan Bank, 2.25% -- 3.875% due
              10/21/05 -- 08/14/09.)
              2.80% due 04/01/05..............................       153
       78   Deutsche Bank Securities Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $78 (Collateralized by Federal Home Loan
              Mortgage Corp., 4.50% -- 5.50% due
              11/01/17 -- 01/01/35 and Federal National
              Mortgage Association, 4.00% -- 6.50% due
              02/01/19 -- 12/01/34.)
              2.85% due 04/01/05..............................        78
      310   J.P. Morgan Chase Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $310 (Collateralized by Federal National
              Mortgage Association, 4.00% -- 10.50% due
              02/01/06 -- 03/01/35.)
              2.87% due 04/01/05..............................       310
       59   Lehman Brothers Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $60 (Collateralized by Federal National Mortgage
              Association, 3.50% -- 7.50% due
              08/01/13 -- 03/01/35 and Government National
              Mortgage Association, 8.00% due 06/25/17.)
              2.83% due 04/01/05..............................        59

 HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND

 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE
---------                                                       --------
SHORT-TERM SECURITIES -- (CONTINUED)
            REPURCHASE AGREEMENTS -- (CONTINUED)
$      11   UBS Securities Joint Repurchase Agreement, dated
              03/31/05; Proceeds at maturity $11
              (Collateralized by Treasury Inflation Protected
              Securities, 3.375% due 04/15/32.)
              2.66% due 04/01/05..............................  $     11
      666   UBS Securities Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $666 (Collateralized by Federal Home Loan
              Mortgage Corp., 4.00% -- 11.50% due
              05/01/05 -- 04/01/35 and Federal National
              Mortgage Association, 3.50% -- 11.50% due
              09/01/05 -- 03/01/35).
              2.88% due 04/01/05..............................       666
                                                                --------
                                                                   1,386
                                                                --------
            Total short-term securities (cost $43,207)........  $ 43,207
                                                                ========
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $220,111)S -- 120.3%................   227,527
            OTHER ASSETS, LESS LIABILITIES -- (20.3%).........   (38,468)
                                                                --------
            NET ASSETS -- 100.0%..............................  $189,059
                                                                ========

    *  Non-income producing during the period.

    +  All or a portion of this security was on loan as of March 31, 2005.

    @  Securities exempt from under Rule 144A of the Securities Act of 1933.
       These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the market value of these securities amounted to $376 or 0.2% of the total net assets.

    - Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of March 31, 2005, was $174,860, which represents 92.5% of the total net assets.

   @@ Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

    S At March 31, 2005, the cost of securities for federal income tax purposes is $220,911 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $11,115
       Unrealized depreciation..................................................   (4,499)
                                                                                  -------
       Net Unrealized appreciation..............................................  $ 6,616
                                                                                  =======

For information regarding the Fund's policy on valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

                                                  PERCENTAGE OF
                                                   NET ASSETS
                                                  -------------
DIVERSIFICATION BY INDUSTRY:
-----------------------------------------------
Agriculture & Fishing..........................         0.4%
Apparel & Textile..............................         0.7
Banks..........................................         6.2
Business Services..............................         6.6
Chemicals......................................         6.6
Communications.................................         3.7
Computers & Office Equipment...................         2.7
Construction...................................         4.7
Consumer Durables..............................         0.5
Consumer Non-Durables..........................         1.5
Consumer Services..............................         0.8
Drugs..........................................         3.3
Electrical Equipment...........................         1.0
Electronics....................................         4.4
Energy & Services..............................         5.8
Financial Services.............................         2.2
Food, Beverage & Tobacco.......................         6.4
Forest & Paper Products........................         2.7
Health Services................................         0.7
Hotels & Gaming................................         0.5
Insurance......................................         5.8
Investment Companies held as Collateral on
  Loaned Securities............................        22.1
Machinery......................................         5.9
Media & Entertainment..........................         4.2
Medical Instruments & Supplies.................         3.3
Metals, Minerals & Mining......................         3.1
Repurchase Agreements..........................         0.8
Retail.........................................         1.7
Software & Services............................         8.6
Transportation.................................         3.5
Other Assets and Liabilities...................       (20.4)
                                                      -----
    Total......................................       100.0%
                                                      =====

--------------------------------------------------------------------------------

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT MARCH 31, 2005

                                                                                     UNREALIZED
                              MARKET           CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                    VALUE            AMOUNT             DATE            (DEPRECIATION)
-----------                  ---------         --------         ----------         --------------
EURO (SELL)................   $ 1,055          $ 1,051            4/1/2005              $ (4)
EURO (BUY).................       394              394            4/1/2005                --
EURO (SELL)................       500              500            4/4/2005                --
EURO (SELL)................     3,502            3,434           9/30/2005               (68)
EURO (SELL)................     1,965            2,005          11/30/2005                40
EURO (SELL)................    10,816           11,034          11/30/2005               218
EURO (SELL)................     2,574            2,626          11/30/2005                52
EURO (SELL)................     3,679            3,765          11/30/2005                86
British Pound (SELL).......        41               41            4/1/2005                --
British Pound (SELL).......       180              180            4/5/2005                --
British Pound (SELL).......     6,675            6,474           6/30/2005              (201)
British Pound (SELL).......     2,945            2,967          11/30/2005                22
British Pound (SELL).......     7,780            7,870          11/30/2005                90
British Pound (SELL).......     8,857            8,984          11/30/2005               127
British Pound (SELL).......     1,453            1,448           3/31/2006                (5)
Japanese Yen (BUY).........        40               40            4/1/2005                --
Japanese Yen (BUY).........        36               36            4/1/2005                --
Japanese Yen (SELL)........       966              964            4/4/2005                (2)
Japanese Yen (SELL)........       209              210            4/5/2005                 1
New Zealand Dollar
  (SELL)...................     2,474            2,416          10/31/2005               (58)
New Zealand Dollar
  (SELL)...................     2,458            2,425          10/31/2005               (33)
New Zealand Dollar
  (SELL)...................     2,157            2,250          10/31/2005                93
South African Rands
  (SELL)...................     1,790            1,840           3/17/2006                50
                                                                                        ----
                                                                                        $408
                                                                                        ====

 HARTFORD MIDCAP HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCKS -- 95.7%
            AEROSPACE & DEFENSE -- 0.0%
  186,390   Rolls-Royce Group PLC, Class B....................  $      352
                                                                ----------
            APPAREL & TEXTILE -- 2.2%
     *519   Coach, Inc. ......................................      29,380
     *287   Mohawk Industries, Inc. ..........................      24,169
                                                                ----------
                                                                    53,549
                                                                ----------
            BANKS -- 7.2%
      430   City National Corp. ..............................      30,002
      744   Countrywide Financial Corp. ......................      24,147
      453   Golden West Financial Corp. ......................      27,407
     @@--   North Fork Bancorp, Inc. .........................          --
  *+2,091   Providian Financial Corp. ........................      35,878
      556   State Street Corp. ...............................      24,295
      361   UnionBanCal Corp. ................................      22,129
      194   Webster Financial Corp. ..........................       8,796
                                                                ----------
                                                                   172,654
                                                                ----------
            BUSINESS SERVICES -- 5.0%
   +1,106   Equifax, Inc. ....................................      33,943
    *+495   Lamar Advertising Co., Class A....................      19,959
     +415   Manpower, Inc. ...................................      18,050
     *892   Monster Worldwide, Inc. ..........................      25,007
      819   Robert Half International, Inc. ..................      22,083
                                                                ----------
                                                                   119,042
                                                                ----------
            CHEMICALS -- 2.1%
      725   Rohm & Haas Co. ..................................      34,793
     *217   Scotts Miracle-Gro Co., Class A...................      15,226
                                                                ----------
                                                                    50,019
                                                                ----------
            COMMUNICATIONS -- 4.0%
  *+1,499   American Tower Corp., Class A.....................      27,334
    *+887   Network Appliance, Inc. ..........................      24,523
     *729   Polycom, Inc. ....................................      12,353
      662   Rockwell Collins, Inc. ...........................      31,509
                                                                ----------
                                                                    95,719
                                                                ----------
            COMPUTERS & OFFICE EQUIPMENT -- 4.6%
     +608   CDW Corp. ........................................      34,433
   *1,678   Jabil Circuit, Inc. ..............................      47,859
     *987   SanDisk Corp. ....................................      27,439
       72   Symbol Technologies, Inc. ........................       1,045
                                                                ----------
                                                                   110,776
                                                                ----------
            CONSTRUCTION -- 3.1%
      283   Centex Corp. .....................................      16,219
   +1,457   Horton (D.R.), Inc. ..............................      42,601
      267   Lennar Corp. .....................................      15,161
                                                                ----------
                                                                    73,981
                                                                ----------
            CONSUMER DURABLES -- 3.2%
      555   BorgWarner, Inc. .................................      26,998
     +687   Cemex S.A.de C.V. ................................      24,904
      449   Johnson Controls, Inc. ...........................      25,025
                                                                ----------
                                                                    76,927
                                                                ----------
            CONSUMER NON-DURABLES -- 0.5%
     +335   McKesson Corp. ...................................      12,651
                                                                ----------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
            DRUGS -- 1.7%
     *511   Biovail Corp. ....................................  $    7,707
    *+324   Cephalon, Inc. ...................................      15,158
  *+2,160   Millennium Pharmaceuticals, Inc. .................      18,187
                                                                ----------
                                                                    41,052
                                                                ----------
            EDUCATION -- 2.1%
     *278   Apollo Group, Inc. ...............................      20,589
   *1,054   Education Management Corp. .......................      29,459
                                                                ----------
                                                                    50,048
                                                                ----------
            ELECTRONICS -- 1.1%
      543   Analog Devices, Inc. .............................      19,635
    *+149   International Rectifier Corp. ....................       6,780
                                                                ----------
                                                                    26,415
                                                                ----------
            ENERGY & SERVICES -- 10.2%
    1,862   Chesapeake Energy Corp. ..........................      40,846
      958   EOG Resources, Inc. ..............................      46,704
      792   GlobalSantaFe Corp. ..............................      29,321
    *+450   Nabors Industries Ltd. ...........................      26,623
     +601   Noble Corp. ......................................      33,777
      709   Premcor, Inc. ....................................      42,289
      753   XTO Energy, Inc. .................................      24,723
                                                                ----------
                                                                   244,283
                                                                ----------
            FINANCIAL SERVICES -- 2.8%
      284   Blackrock, Inc. ..................................      21,288
     +193   Eaton Vance Corp. ................................       4,533
     +530   Legg Mason, Inc. .................................      41,409
                                                                ----------
                                                                    67,230
                                                                ----------
            FOOD, BEVERAGE & TOBACCO -- 1.3%
     *600   Constellation Brands, Inc. .......................      31,706
                                                                ----------
            FOREST & PAPER PRODUCTS -- 0.7%
    *+716   Pactiv Corp. .....................................      16,728
                                                                ----------
            HEALTH SERVICES -- 3.8%
     *434   Coventry Health Care, Inc. .......................      29,552
     *598   DaVita, Inc. .....................................      25,043
    *+511   Edwards Lifesciences Corp. .......................      22,098
     +389   Manor Care, Inc. .................................      14,137
                                                                ----------
                                                                    90,830
                                                                ----------
            HOTELS & GAMING -- 1.1%
     *+90   MGM Mirage, Inc. .................................       6,374
    *+307   Wynn Resorts Ltd. ................................      20,817
                                                                ----------
                                                                    27,191
                                                                ----------
            INSURANCE -- 6.0%
     +564   Assurant, Inc. ...................................      19,014
      208   Brown & Brown, Inc. ..............................       9,573
      207   Everest Re Group Ltd. ............................      17,592
      749   Gallagher (Arthur J.) & Co. ......................      21,563
      779   Marsh & McLennan Cos., Inc. ......................      23,685
    *+364   PacifiCare Health Systems, Inc. ..................      20,725
       51   White Mountains Insurance Group Ltd. .............      30,729
                                                                ----------
                                                                   142,881
                                                                ----------

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            MEDIA & ENTERTAINMENT -- 3.2%
    *+274   Cablevision Systems Corp. ........................  $    7,689
     +869   EchoStar Communications Corp., Class A............      25,409
     +345   Harrah's Entertainment, Inc. .....................      22,280
     +444   Scripps (E.W.) Co. (The), Class A.................      21,661
                                                                ----------
                                                                    77,039
                                                                ----------
            METALS, MINERALS & MINING -- 2.5%
     +868   Cameco Corp. .....................................      38,409
      286   Precision Castparts Corp. ........................      22,040
                                                                ----------
                                                                    60,449
                                                                ----------
            REAL ESTATE INVESTMENT TRUST -- 2.8%
      751   General Growth Properties, Inc. ..................      25,592
    1,655   Host Marriott Corp. ..............................      27,402
      335   iStar Financial, Inc. ............................      13,812
                                                                ----------
                                                                    66,806
                                                                ----------
            RESEARCH & TESTING FACILITIES -- 1.1%
      242   Quest Diagnostics, Inc. ..........................      25,484
                                                                ----------
            RETAIL -- 6.7%
     +879   Abercrombie & Fitch Co. ..........................      50,333
    *+734   Chico's FAS, Inc. ................................      20,729
      364   Fastenal Co. .....................................      20,155
      870   Michaels Stores, Inc. ............................      31,577
      499   PETsMART, Inc. ...................................      14,343
      819   Ross Stores, Inc. ................................      23,857
                                                                ----------
                                                                   160,994
                                                                ----------
            SOFTWARE & SERVICES -- 8.8%
     *581   Alliance Data Systems Corp. ......................      23,452
  *+1,606   Amdocs Ltd., ADR..................................      45,613
   *1,790   BISYS Group, Inc. (The)...........................      28,070
    *+502   CheckFree Corp. ..................................      20,470
     *196   Cognizant Technology Solutions Corp. .............       9,055
    *+425   Electronic Arts, Inc. ............................      22,007
     *233   Fiserv, Inc. .....................................       9,273
    *+527   Pixar, Inc. ......................................      51,438
                                                                ----------
                                                                   209,378
                                                                ----------
            TRANSPORTATION -- 3.7%
     +530   Lear Corp. .......................................      23,497
      327   Oshkosh Truck Corp. ..............................      26,827
      406   PACCAR, Inc. .....................................      29,408
      110   Polaris Industries, Inc. .........................       7,690
                                                                ----------
                                                                    87,422
                                                                ----------
            UTILITIES -- 4.2%
     +684   Cinergy Corp. ....................................      27,724
    2,333   Citizens Communications Co. ......................      30,192
     +660   Energy East Corp. (The)...........................      17,305
     +645   Wisconsin Energy Corp. ...........................      22,887
                                                                ----------
                                                                    98,108
                                                                ----------
            Total common stocks (cost $1,887,711).............  $2,289,714
                                                                ==========

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
SHORT-TERM SECURITIES -- 16.2%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 11.5%
  275,303   BNY Institutional Cash Reserves Fund..............  $  275,303
                                                                ----------
PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENTS -- 4.7%
$   8,886   ABN Amro Joint Repurchase Agreement, dated
              03/31/05; Proceeds at maturity $8,886
              (Collateralized by U.S. Treasury Bills, 2.66%
              due 06/02/05 -- 06/09/05.) 2.64% due 04/01/05...       8,886
   12,440   ABN Amro Joint TriParty Repurchase Agreement,
              dated 03/31/05; Proceeds at maturity $12,441
              (Collateralized by Federal Home Loan Mortgage
              Corp., 1.875% -- 10.00% due 02/06/06 -- 02/01/32
              and Federal Home Loan Bank, 2.25% -- 3.875% due
              10/21/05 -- 08/14/09.)
              2.80% due 04/01/05..............................      12,440
    6,347   Deutsche Bank Securities Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $6,347 (Collateralized by Federal Home Loan
              Mortgage Corp., 4.50% -- 5.50% due
              11/01/17 -- 01/01/35 and Federal National
              Mortgage Association, 4.00% -- 6.50% due
              02/01/19 -- 12/01/34.)
              2.85% due 04/01/05..............................       6,347
   25,134   J.P. Morgan Chase Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $25,136 (Collateralized by Federal National
              Mortgage Association, 4.00% -- 10.50% due
              02/01/06 -- 03/01/35.)
              2.87% due 04/01/05..............................      25,134
    4,824   Lehman Brothers Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $4,824 (Collateralized by Federal National
              Mortgage Association, 3.50% -- 7.50% due
              08/01/13 -- 03/01/35 and Government National
              Mortgage Association, 8.00% due 06/25/17.)
              2.83% due 04/01/05..............................       4,824
      920   UBS Securities Joint Repurchase Agreement, dated
              03/31/05; Proceeds at maturity
              $921(Collateralized by Treasury Inflation
              Protected Securities, 3.375% due 04/15/32.)
              2.66% due 04/01/05..............................         920

 HARTFORD MIDCAP HLS FUND

 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE
---------                                                       ----------
            REPURCHASE AGREEMENTS -- (CONTINUED)
$  54,076   UBS Securities Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $54,080 (Collateralized by Federal Home Loan
              Mortgage Corp., 4.00% -- 11.50% due 05/01/05 --
              04/01/35 and Federal National Mortgage
              Association, 3.50% -- 11.50% due
              09/01/05 -- 03/01/35).
              2.88% due 04/01/05..............................  $   54,076
                                                                ----------
                                                                   112,627
                                                                ----------
            Total short-term securities (cost $387,930).......  $  387,930
                                                                ==========
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $2,275,641)S -- 112.0%..............   2,677,644
            OTHER ASSETS, LESS LIABILITIES -- (12.0%).........    (286,223)
                                                                ----------
            NET ASSETS -- 100.0%..............................  $2,391,421
                                                                ==========

Note: Market value of investments in foreign securities represents 3.8% of total net assets as of March 31, 2005.

    *  Non-income producing during the period.

    +  All or a portion of this security was on loan as of March 31, 2005.

   @@ Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

    S At March 31, 2005, the cost of securities for federal income tax purposes is $2,282,773 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $437,615
       Unrealized depreciation..................................................   (42,744)
                                                                                  --------
       Net Unrealized appreciation..............................................  $394,871
                                                                                  ========

For information regarding the Fund's policy on valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT MARCH 31, 2005

                                                                                     UNREALIZED
                              MARKET           CONTRACT          DELIVERY           APPRECIATION
DESCRIPTION                    VALUE            AMOUNT             DATE            (DEPRECIATION)
-----------                  ---------         --------         ----------         --------------
British Pound (SELL).......   $1,532            $1,520           4/1/2005               $(12)
British Pound (SELL).......    2,123             2,112           4/4/2005                (11)
                                                                                        ----
                                                                                        $(23)
                                                                                        ====

 HARTFORD MIDCAP VALUE HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCKS -- 98.8%
            APPAREL & TEXTILE -- 0.8%
     149    V. F. Corp. ......................................  $    8,830
                                                                ----------
            BANKS -- 5.6%
     609    CIT Group, Inc. ..................................      23,131
      61    City National Corp. ..............................       4,224
     242    IndyMac Bancorp, Inc. ............................       8,211
     337    UnionBanCal Corp. ................................      20,654
     181    Webster Financial Corp. ..........................       8,233
                                                                ----------
                                                                    64,453
                                                                ----------
            BUSINESS SERVICES -- 5.4%
 *+1,009    BearingPoint, Inc. ...............................       8,852
    *472    Rent-A-Center, Inc. ..............................      12,879
   *+462    United Rentals, Inc. .............................       9,331
 *+3,254    UnitedGlobalCom, Inc., Class A....................      30,787
                                                                ----------
                                                                    61,849
                                                                ----------
            CHEMICALS -- 0.2%
    *138    Mosaic Co. (The)..................................       2,358
                                                                ----------
            COMMUNICATIONS -- 2.2%
    *375    CB Richard Ellis Group, Inc. .....................      13,128
+ @@ 601    McLeodUSA, Inc. ..................................          --
     430    Scientific-Atlanta, Inc. .........................      12,123
                                                                ----------
                                                                    25,251
                                                                ----------
            COMPUTERS & OFFICE EQUIPMENT -- 1.3%
     318    Seagate Technology................................       6,213
   @-142    TRW Automotive HL Private Placement...............       2,478
   *+314    TRW Automotive Holdings Corp. ....................       6,101
                                                                ----------
                                                                    14,792
                                                                ----------
            CONSTRUCTION -- 0.2%
    -257    Rinker Group Ltd. ................................       2,145
                                                                ----------
            CONSUMER DURABLES -- 3.2%
    *885    Arrow Electronics, Inc. ..........................      22,432
     186    BorgWarner, Inc. .................................       9,050
     230    Newell Rubbermaid, Inc. ..........................       5,040
                                                                ----------
                                                                    36,522
                                                                ----------
            CONSUMER NON-DURABLES -- 4.9%
   *+883    Endo Pharmaceuticals Holdings, Inc. ..............      19,918
     *92    Henry Schein, Inc. ...............................       3,297
   *+338    United Stationers, Inc. ..........................      15,276
    *552    Yankee Candle Co., Inc. (The).....................      17,489
                                                                ----------
                                                                    55,980
                                                                ----------
            DRUGS -- 3.0%
    *404    Barr Pharmaceuticals, Inc. .......................      19,732
    *317    Biovail Corp. ....................................       4,774
   *+387    Impax Laboratories, Inc. .........................       6,192
   *+227    Theravance, Inc. .................................       4,137
                                                                ----------
                                                                    34,835
                                                                ----------
            ELECTRICAL EQUIPMENT -- 1.4%
     *20    Bio-Rad Laboratories, Inc. .......................         974
     317    Tektronix, Inc. ..................................       7,776
    *492    Teradyne, Inc. ...................................       7,186
                                                                ----------
                                                                    15,936
                                                                ----------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
            ELECTRONICS -- 10.3%
   1,145    Cinram International, Inc. .......................  $   24,295
  *1,735    Fairchild Semiconductor International Inc., Class
              A...............................................      26,594
    *297    Freescale Semiconductor, Inc. ....................       5,038
 *+1,725    GrafTech International Ltd. ......................       9,815
    *194    QLogic Corp. .....................................       7,865
   *+494    Varian Semiconductor Equipment Associates,
              Inc. ...........................................      18,777
 *+1,213    Vishay Intertechnology, Inc. .....................      15,077
     166    Whirlpool Corp. ..................................      11,270
                                                                ----------
                                                                   118,731
                                                                ----------
            ENERGY & SERVICES -- 6.0%
    +301    Arch Coal, Inc. ..................................      12,955
     176    EOG Resources, Inc. ..............................       8,578
    -300    IHC Caland N.V. ..................................      19,035
    *118    Newfield Exploration Co. .........................       8,792
    +127    Noble Energy, Inc. ...............................       8,632
     348    XTO Energy, Inc. .................................      11,423
                                                                ----------
                                                                    69,415
                                                                ----------
            FINANCIAL SERVICES -- 2.3%
   *+174    Affiliated Managers Group, Inc. ..................      10,772
     941    Apollo Investment Corp. ..........................      15,797
                                                                ----------
                                                                    26,569
                                                                ----------
            FOOD, BEVERAGE & TOBACCO -- 2.5%
    +334    Bunge Ltd. .......................................      17,993
    *340    Smithfield Foods, Inc. ...........................      10,714
                                                                ----------
                                                                    28,707
                                                                ----------
            FOREST & PAPER PRODUCTS -- 3.9%
  *1,080    Pactiv Corp. .....................................      25,227
     561    Sappi Ltd., ADR...................................       6,900
    *859    Smurfit-Stone Container Corp. ....................      13,283
                                                                ----------
                                                                    45,410
                                                                ----------
            HEALTH SERVICES -- 1.3%
    *214    Coventry Health Care, Inc. .......................      14,582
                                                                ----------
            INSURANCE -- 10.5%
     410    Ambac Financial Group, Inc. ......................      30,662
     119    Everest Re Group Ltd. ............................      10,094
     *90    Health Net, Inc. .................................       2,935
     207    Platinum Underwriters Holdings Ltd. ..............       6,148
     345    Radian Group, Inc. ...............................      16,461
    +677    Reinsurance Group of America, Inc. ...............      28,818
    +322    RenaissanceRe Holdings Ltd. ......................      15,056
     592    UnumProvident Corp. ..............................      10,071
                                                                ----------
                                                                   120,245
                                                                ----------
            MACHINERY -- 5.0%
    *125    FMC Technologies, Inc. ...........................       4,154
    *901    Lam Research Corp. ...............................      26,014
     546    Pall Corp. .......................................      14,797
     214    Parker-Hannifin Corp. ............................      13,019
                                                                ----------
                                                                    57,984
                                                                ----------

 HARTFORD MIDCAP VALUE HLS FUND

 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            MEDIA & ENTERTAINMENT -- 2.7%
   *+458    Bally Total Fitness Holding Corp. ................  $    1,592
     606    Dex Media, Inc. ..................................      12,510
     546    Donnelley (R.R.) & Sons Co. ......................      17,252
                                                                ----------
                                                                    31,354
                                                                ----------
            METALS, MINERALS & MINING -- 2.8%
     559    Engelhard Corp. ..................................      16,772
     +76    Grupo IMSA S.A., ADR..............................       1,586
   *+335    Inco Ltd. ........................................      13,313
                                                                ----------
                                                                    31,671
                                                                ----------
            RETAIL -- 10.0%
    +563    CBRL Group, Inc. .................................      23,268
   1,078    Foot Locker, Inc. ................................      31,591
   *+589    Huntsman Corp. ...................................      13,731
    *875    Office Depot, Inc. ...............................      19,416
    +525    Ross Stores, Inc. ................................      15,307
    +468    Ruby Tuesday, Inc. ...............................      11,370
                                                                ----------
                                                                   114,683
                                                                ----------
            RUBBER & PLASTICS PRODUCTS -- 3.2%
    -390    Compagnie Generale des Etablissements Michelin,
              Class B.........................................      25,622
    +629    Cooper Tire & Rubber Co. .........................      11,543
                                                                ----------
                                                                    37,165
                                                                ----------
            TRANSPORTATION -- 4.9%
    +431    American Axle & Manufacturing Holdings, Inc. .....      10,569
   *+100    Continental Airlines, Inc., Class B...............       1,198
   *+148    ExpressJet Holdings, Inc. ........................       1,692
     482    Goodrich Corp. ...................................      18,444
    +457    Trinity Industries, Inc. .........................      12,877
   *+192    Yellow Roadway Corp. .............................      11,210
                                                                ----------
                                                                    55,990
                                                                ----------
            UTILITIES -- 5.2%
     370    Citizens Communications Co. ......................       4,792
     279    Edison International..............................       9,687
     499    PPL Corp. ........................................      26,925
     182    UGI Corp. ........................................       8,266
     322    Wisconsin Energy Corp. ...........................      11,417
                                                                ----------
                                                                    61,087
                                                                ----------
            Total common stocks (cost $984,941)...............  $1,136,544
                                                                ==========
SHORT-TERM SECURITIES -- 11.7%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 10.6%
 122,351    State Street Navigator Securities Lending Prime
              Portfolio.......................................  $  122,351
                                                                ----------
PRINCIPAL                                                        MARKET
 AMOUNT                                                           VALUE
---------                                                       ----------
            REPURCHASE AGREEMENTS -- 1.1%
 $   931    ABN Amro Joint Repurchase Agreement, dated
              03/31/05; Proceeds at maturity $931
              (Collateralized by U.S. Treasury Bills, 2.66%
              due 06/02/05 -- 06/09/05.)
              2.64% due 04/01/05..............................  $      931
   1,304    ABN Amro Joint TriParty Repurchase Agreement,
              dated 03/31/05; Proceeds at maturity $1,304
              (Collateralized by Federal Home Loan Mortgage
              Corp., 1.875% -- 10.00% due 02/06/06 -- 02/01/32
              and Federal Home Loan Bank, 2.25% -- 3.875% due
              10/21/05 -- 08/14/09.)
              2.80% due 04/01/05..............................       1,304
     665    Deutsche Bank Securities Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $665 (Collateralized by Federal Home Loan
              Mortgage Corp., 4.50% -- 5.50% due
              11/01/17 -- 01/01/35 and Federal National
              Mortgage Association, 4.00% -- 6.50% due
              02/01/19 -- 12/01/34.) 2.85% due 04/01/05.......         665
   2,634    J.P. Morgan Chase Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $2,634 (Collateralized by Federal National
              Mortgage Association, 4.00% -- 10.50% due
              02/01/06 -- 03/01/35.)
              2.87% due 04/01/05..............................       2,634
     505    Lehman Brothers Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $506 (Collateralized by Federal National
              Mortgage Association, 3.50% -- 7.50% due
              08/01/13 -- 03/01/35 and Government National
              Mortgage Association, 8.00% due 06/25/17.)
              2.83% due 04/01/05..............................         505
      96    UBS Securities Joint Repurchase Agreement, dated
              03/31/05; Proceeds at maturity $96
              (Collateralized by Treasury Inflation Protected
              Securities, 3.375% due 04/15/32.)
              2.66% due 04/01/05..............................          96

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE
---------                                                       ----------
SHORT-TERM SECURITIES -- (CONTINUED)
            REPURCHASE AGREEMENTS -- (CONTINUED)
 $ 5,667    UBS Securities Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $5,667 (Collateralized by Federal Home Loan
              Mortgage Corp., 4.00% -- 11.50% due
              05/01/05 -- 04/01/35 and Federal National
              Mortgage Association, 3.50% -- 11.50% due
              09/01/05 -- 03/01/35).
              2.88% due 04/01/05..............................  $    5,667
                                                                ----------
                                                                    11,802
                                                                ----------
            Total short-term securities
              (cost $134,153).................................  $  134,153
                                                                ==========
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $1,119,094)S -- 110.4%..............   1,270,697
            OTHER ASSETS, LESS LIABILITIES -- (10.4%).........    (120,090)
                                                                ----------
            NET ASSETS -- 100.0%..............................  $1,150,607
                                                                ==========

Note: Market value of investments in foreign securities represents 7.9% of total net assets as of March 31, 2005.
    *  Non-income producing during the period.
    +  All or a portion of this security was on loan as of March 31, 2005.
    @  Securities exempt from under Rule 144A of the Securities Act of 1933.
       These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the market value of these securities amounted to $2,478 or 0.2% of the total net assets.
    - Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of March 31, 2005, was $49,280, which represents 4.3% of the total net assets.
   @@ Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.
    S At March 31, 2005, the cost of securities for federal income tax purposes is $1,121,019 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $186,369
       Unrealized depreciation..................................................   (36,691)
                                                                                  --------
       Net Unrealized appreciation..............................................  $149,678
                                                                                  ========
For information regarding the Fund's policy on valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 HARTFORD MONEY MARKET HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE
---------                                                       ----------
COMMERCIAL PAPER -- 52.4%
$  21,500   ANZ, Inc.
              2.77% due 05/18/05..............................  $   21,422
   21,500   Alliance & Leicester
              2.77% due 07/06/05..............................      21,342
   21,500   Alliance & Leicester
              3.09% due 09/08/05..............................      21,205
   30,000   American General Finance Corp.
              2.44% due 04/04/05..............................      29,994
   21,500   Amsterdam Funding Corp.
              2.65% due 04/12/05..............................      21,483
   21,500   Amsterdam Funding Corp.
              2.70% due 04/13/05..............................      21,481
   21,500   Barton Capital Corp.
              2.81% due 05/06/05..............................      21,441
   20,000   Barton Capital Corp.
              2.83% due 04/01/05..............................      20,000
   20,607   Britnnia Building
              2.87% due 05/11/05..............................      20,541
   21,500   Britnnia Building
              2.89% due 06/07/05..............................      21,384
   21,500   Cafco LLC
              2.54% due 04/11/05..............................      21,485
   21,500   Cafco LLC
              2.61% due 04/18/05..............................      21,474
   34,500   Cargill, Inc.
              2.82% due 07/18/05..............................      34,208
   21,500   Greenwich Capital
              2.81% due 05/24/05..............................      21,411
   10,067   Greenwich Capital
              2.82% due 04/01/05..............................      10,067
   21,500   HBOS Treasury Services PLC
              2.88% due 06/10/05..............................      21,380
  @34,000   KFW International
              2.48% due 05/04/05..............................      33,923
   21,500   Lehman Brothers Holdings, Inc.
              2.85% due 04/01/05..............................      21,500
   21,500   Nordea North America, Inc.
              2.77% due 05/16/05..............................      21,426
   21,500   Nordea North America, Inc.
              3.05% due 08/09/05..............................      21,263
   21,500   Northern Rock PLC
              2.81% due 05/23/05..............................      21,413
  @18,000   Old Line Funding Corp.
              2.69% due 04/20/05..............................      17,974
   16,701   Old Line Funding Corp.
              2.70% due 04/15/05..............................      16,683
   21,500   Preferred Receivable Funding
              2.79% due 04/21/05..............................      21,467
  @21,500   Preferred Receivable Funding
              2.80% due 04/22/05..............................      21,465
   20,500   Sheffield Receivable Corp.
              2.70% due 04/11/05..............................      20,485
   16,370   Sheffield Receivable Corp.
              2.75% due 04/08/05..............................      16,361
   21,500   Spintab
              2.53% due 04/06/05..............................      21,492
   21,500   Stadshypotek Delaware
              2.69% due 04/04/05..............................      21,495

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE
---------                                                       ----------
$  50,000   State Street Corp.
              2.83% due 04/01/05..............................  $   50,000
   21,500   Svenska Handelsbanken
              2.61% due 04/07/05..............................      21,491
   21,500   Toyota Motor Credit Corp.
              3.08% due 09/01/05..............................      21,219
   21,500   Triple A One Funding
              2.64% due 04/01/05..............................      21,500
   21,500   Triple A One Funding
              2.74% due 05/16/05..............................      21,426
   30,000   UBS AG
              2.83% due 04/01/05..............................      30,000
   21,500   UBS AG
              2.92% due 05/31/05..............................      21,395
   21,500   Washington Mutual, Inc.
              1.50% due 06/30/05..............................      21,500
    9,000   Westpac Capital Corp.
              2.45% due 04/04/05..............................       8,998
   22,022   Yorktown Capital LLC
              2.79% due 04/20/05..............................      21,990
   21,975   Yorktown Capital LLC
              2.80% due 04/20/05..............................      21,943
                                                                ----------
            Total commercial paper (cost $888,727)............  $  888,727
                                                                ==========
CORPORATE BONDS: INVESTMENT GRADE -- 43.9%
$  21,500   Bank One Corp.
              7.625% due 08/01/05.............................  $   21,818
   43,000   Bank of America Corp.
              3.14% due 08/26/05..............................      43,052
   42,800   Bear Stearns Co., Inc.
              3.20% due 06/20/05..............................      42,818
    8,500   Bear Stearns Co., Inc.
              6.25% due 07/15/05..............................       8,574
   43,000   Caterpillar Financial Services Corp.
              3.06% due 06/01/05..............................      43,012
   43,000   Citigroup Global Markets
              2.76% due 07/25/05..............................      43,014
   25,500   Federal Home Loan Bank
              1.40% due 04/01/05..............................      25,500
   25,600   Federal Home Loan Bank
              1.55% due 05/04/05..............................      25,600
   43,000   General Electric Co.
              2.743% due 10/24/05.............................      43,021
  @43,000   Goldman Sachs Group, Inc.
              2.70% due 07/29/05..............................      43,000
   21,500   Greenwich Capital Holdings
              2.65% due 10/17/05..............................      21,500
   21,500   HBOS Treasury Services PLC
              3.095% due 08/01/05.............................      21,274
  @43,000   Honda Motor Corp.
              2.70% due 08/04/05..............................      43,000
   30,600   Household Finance Corp.
              8.00% due 05/09/05..............................      30,765
   21,120   Lehman Brothers Holdings, Inc.
              2.82% due 05/16/05..............................      21,120
   20,600   Merrill Lynch & Co., Inc.
              2.76% due 07/11/05..............................      20,610
   21,600   Merrill Lynch & Co., Inc.
              3.35% due 09/21/05..............................      21,634

--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE
---------                                                       ----------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
$  43,000   Morgan Stanley Dean Witter & Co.
              7.75% due 06/15/05..............................  $   43,437
  @43,000   Nationwide Building Society
              2.743% due 07/22/05.............................      43,010
   19,800   Northern Rock PLC
              2.66% due 04/29/05..............................      19,759
   43,000   SLM Corp.
              3.09% due 08/15/05..............................      43,018
   33,000   Toyota Motor Credit Corp.
              2.98% due 06/22/05..............................      32,998
   43,000   Wells Fargo & Co.
              3.02% due 06/17/05..............................      43,003
                                                                ----------
            Total corporate bonds: investment grade
              (cost $744,537).................................  $  744,537
                                                                ==========
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $1,633,264) -- 96.3%................   1,633,264
            OTHER ASSETS, LESS LIABILITIES -- 3.7%............      63,162
                                                                ----------
            NET ASSETS -- 100.0%..............................  $1,696,426
                                                                ==========

    @  Securities exempt from under Rule 144A of the Securities Act of 1933.
       These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the market value of these securities amounted to $202,372 or 11.9% of the total net assets.

For information regarding the Fund's policy on valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 HARTFORD MORTGAGE SECURITIES HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

   PRINCIPAL                                                            MARKET
    AMOUNT                                                               VALUE
---------------                                                       -----------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 20.2%
                  FINANCIAL SERVICES -- 20.2%
  $    4,891      Ameriquest Mortgage Securities, Inc., Series
                    2002-AR1, Class M1
                    3.56% due 09/25/32..............................  $     4,899
       5,000      Ameriquest Mortgage Securities, Inc., Series
                    2003-AR3, Class M1
                    3.65% due 10/25/33..............................        5,040
     @ 1,091      Argent NIM Trust, Series 2004-WN10, Class A
                    4.212% due 11/25/34.............................        1,090
       7,536      Countrywide Home Loans, Inc., Series 2003-J13,
                    Class 3A1
                    5.00% due 01/25/19..............................        7,494
        @ 90      DLJ Mortgage Acceptance Corp., Series 1996-1,
                    Class B1
                    7.25% due 09/25/11..............................           90
        @ 30      DLJ Mortgage Acceptance Corp., Series 1996-1,
                    Class B2
                    7.25% due 09/25/11..............................           30
      23,808      Federal Home Loan Mortgage Corp., Series 2649,
                    Class VA
                    5.00% due 08/15/15..............................       23,874
       3,714      Federal National Mortgage Association, Series
                    2001-55, Class PC
                    6.50% due 10/25/31..............................        3,862
       5,000      First Franklin Mortgage Loan Asset Backed
                    Certificates, Series 2003-FF2, Class M2
                    4.50% due 07/25/33..............................        5,093
         589      Green Tree Financial Corp., Series 1995-9, Class
                    A6
                    7.30% due 01/15/26..............................          609
         803      Green Tree Financial Corp., Series 1998-6, Class
                    A6
                    6.27% due 07/01/21..............................          816
      10,000      Greenwich Capital Commercial Funding Corp., Series
                    2003-C2, CLass A3
                    4.533% due 07/15/10.............................        9,854
    @ 10,000      Lehman Brothers Floating Rate Commercial Mortgage
                    Trust, Series 2003-LLFA, Class A2
                    3.19% due 12/16/14..............................       10,012
     @ 5,000      Lehman Brothers Floating Rate Commercial Mortgage
                    Trust, Series 2003-LLFA, Class G
                    3.95% due 12/16/14..............................        5,023
     @ 3,153      Long Beach Asset Holding Corp., Series 2005-1,
                    Class N1
                    4.115% due 02/25/35.............................        3,153
       3,000      Master Asset Backed Securities Trust, Series
                    2003-OPT2, Class M1
                    3.60% due 05/25/33..............................        3,021
       2,000      Master Asset Backed Securities Trust, Series
                    2003-OPT2, Class M2
                    4.65% due 05/25/33..............................        2,043
       1,573      Master Asset Securitization Trust, Series 2002-6,
                    Class 6A1
                    6.50% due 10/25/32..............................        1,574

   PRINCIPAL                                                            MARKET
    AMOUNT                                                               VALUE
---------------                                                       -----------
                  FINANCIAL SERVICES -- (CONTINUED)
  $    6,222      Master Asset Securitization Trust, Series 2003-11,
                    Class 10A1
                    5.00% due 12/25/18..............................  $     6,187
       4,000      Merrill Lynch Mortgage Investors, Inc., Series
                    2002-HE1, Class M1
                    3.95% due 05/25/32..............................        4,049
       5,000      Merrill Lynch Mortgage Trust, Series 2003-KEY1,
                    Class A4
                    5.236% due 11/12/35.............................        5,057
       5,000      Morgan Stanley ABS Capital I, Series 2002-NC6,
                    Class M1
                    3.85% due 11/25/32..............................        5,093
      10,000      Morgan Stanley Capital I, Series 2003-IQ5, Class
                    A3
                    4.74% due 12/15/41..............................        9,883
     @ 2,273      Novastar NIM Trust, Series 2004-N3, Class Note
                    3.967% due 03/25/35.............................        2,268
       4,590      Residential Asset Mortgage Products, Inc., Series
                    2001-RS3 Class AI5
                    5.70% due 10/25/31..............................        4,619
       1,480      Soundview Home Equity Loan Trust, Series 2000-1,
                    Class M1
                    8.64% due 05/25/30..............................        1,505
       5,000      Structured Asset Securities Corp., Series
                    2003-BC2, Class M1
                    3.85% due 02/25/33..............................        5,086
     @ 5,000      Wachovia Bank Commercial Mortgage Trust, Series
                    2003- WHL2, Class F
                    3.86% due 06/15/13..............................        5,006
                                                                      -----------
                  Total collateralized mortgage obligations (cost
                    $136,808).......................................  $   136,330
                                                                      ===========
INTEREST ONLY -- 2.2%
                  FINANCIAL SERVICES -- 2.2%
   @ $49,811      Banc of America Commercial Mortgage, Inc., Series
                    2002-2, Class XP
                    1.804% due 07/11/43.............................  $     3,256
    @ 39,727      Bear Stearns Commercial Mortgage Securities, Inc.,
                    Series 2002-TOP8, Class X2
                    2.126% due 08/15/38.............................        3,367
    @ 56,184      CS First Boston Mortgage Securities Corp., Series
                    2003-CNP1, Class ASP
                    1.81% due 03/01/35..............................        3,191
         897      Federal Home Loan Mortgage Corp., Series 2492,
                    Class ID
                    6.00% due 09/15/19..............................            7
       2,662      Federal Home Loan Mortgage Corp., Series 2501,
                    Class MI
                    5.50% due 09/15/15..............................          112
       1,836      Federal Home Loan Mortgage Corp., Series 2503,
                    Class UD
                    5.50% due 04/15/15..............................           56
       4,424      Federal Home Loan Mortgage Corp., Series 2527,
                    Class IW
                    6.00% due 12/15/28..............................          133
   @ $51,232      LB-UBS Commercial Mortgage Trust, Series 2003-C1,
                    Class XCP
                    1.657% due 04/15/33.............................        2,460

--------------------------------------------------------------------------------

   PRINCIPAL                                                            MARKET
    AMOUNT                                                               VALUE
---------------                                                       -----------
INTEREST ONLY -- (CONTINUED)
                  FINANCIAL SERVICES -- (CONTINUED)
   @ $35,935      Mach One Trust, Series 2004-1A, Class X 1.637% due
                    05/28/40........................................  $     2,189
                                                                      -----------
                  Total interest only (cost $18,899)................  $    14,771
                                                                      ===========
U.S. GOVERNMENT AGENCIES -- 75.8%
                  FEDERAL HOME LOAN MORTGAGE CORPORATION -- 25.4%
  $   21,201      5.00% due 05/01/34 -- 08/01/34....................  $    20,757
 ### 142,113      5.50% due 04/15/33 -- 06/01/34....................      142,543
       2,170      6.00% due 10/01/22 -- 09/01/34....................        2,230
       5,155      7.00% due 10/01/26 -- 11/01/32....................        5,432
          83      7.50% due 05/01/24 -- 06/01/25....................           89
         189      8.00% due 02/01/13 -- 10/01/24....................          204
         112      8.50% due 10/01/09 -- 10/01/24....................          119
           2      9.00% due 10/01/06................................            2
          22      9.50% due 11/01/08................................           22
         163      10.00 due 09/01/05 -- 11/01/20....................          182
                                                                      -----------
                                                                          171,580
                                                                      -----------
                  FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 37.4%
      28,317      4.50% due 06/01/18 -- 01/01/35....................       27,187
     103,678      5.00% due 08/01/18 -- 01/01/35....................      102,298
      29,114      5.50% due 03/01/19 -- 11/01/33....................       29,470
      40,361      6.00% due 10/01/23 -- 01/01/35....................       41,331
      40,778      6.50% due 04/01/28 -- 11/01/34....................       42,402
       8,584      7.00% due 06/01/11 -- 02/01/32....................        9,025
         759      8.00% due 10/01/29 -- 02/01/31....................          817
          78      9.00% due 05/01/21 -- 09/01/21....................           86
          67      11.00 due 04/01/09................................           72
                                                                      -----------
                                                                          252,688
                                                                      -----------
                  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 13.0%
  ### 67,250      6.00% due 01/15/33 -- 02/20/35....................       69,074
      10,281      6.50% due 12/15/28 -- 01/15/32....................       10,752
       5,378      7.00% due 10/15/32................................        5,686
       1,607      7.50% due 04/15/22 -- 04/20/30....................        1,729
         454      8.50% due 06/15/17 -- 04/15/30....................          495
         284      9.50% due 10/15/09 -- 11/15/09....................          304
          43      10.00 due 05/15/13................................           47
           8      12.50 due 03/15/15................................            9
                                                                      -----------
                                                                           88,096
                                                                      -----------
                  Total U.S. government agencies
                    (cost $511,582).................................  $   512,364
                                                                      ===========
U.S. GOVERNMENT SECURITIES -- 1.5%
                  U.S. TREASURY INFLATION INDEXED SECURITIES -- 1.5%
      10,386      1.625% due 01/15/15...............................       10,235
                                                                      -----------
                  Total U.S. government securities
                    (cost $10,252)..................................  $    10,235
                                                                      ===========

   PRINCIPAL                                                            MARKET
    AMOUNT                                                               VALUE
---------------                                                       -----------
SHORT-TERM SECURITIES -- 8.0%
                  REPURCHASE AGREEMENTS -- 8.0%
  $   18,780      BPN Paribas Joint Repurchase Agreement, dated
                    03/31/05; Proceeds at maturity $18,782
                    (Collateralized by U.S. Treasury Bonds,
                    5.25% -- 8.875% due 08/15/17 -- 11/15/28.)
                    2.63% due 04/01/05..............................  $    18,780
      16,902      RBS Greenwich Capital Markets Joint Repurchase
                    Agreement, dated 03/31/05; Proceeds at maturity
                    $16,904 (Collateralized by U.S. Treasury Bonds,
                    6.25% -- 10.00% due 05/15/10 -- 08/15/2023 and
                    U.S. Treasury Notes, 1.875% due 11/30/05.)
                    2.60% due 04/01/05..............................       16,902
      18,695      UBS Warburg Joint Repurchase Agreement, dated
                    03/31/05; Proceeds at maturity $18,696
                    (Collateralized by U.S. Treasury Bonds,
                    10.00% -- 12.75% due 05/15/10 -- 08/15/14 and
                    U.S. Treasury Notes, 2.75% -- 5.625% due
                    06/30/06 -- 05/15/08.)
                    2.64% due 04/01/05..............................       18,695
                                                                      -----------
                  Total short-term securities (cost $54,377)........  $    54,377
                                                                      ===========
                  INVESTMENTS IN SECURITIES AT VALUE
                    (TOTAL COST $731,918)s -- 107.7%................      728,077
                  OTHER ASSETS, LESS LIABILITIES -- (7.7%)..........      (51,826)
                                                                      -----------
                  NET ASSETS -- 100.0%..............................  $   676,251
                                                                      ===========

    @  Securities exempt from under Rule 144A of the Securities Act of 1933.
       These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the market value of these securities amounted to $41,135 or 6.1% of the total net assets.

    s At March 31, 2005, the cost of securities for federal income tax purposes is $731,917 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $  4,453
       Unrealized depreciation..................................................    (8,293)
                                                                                  --------
       Net Unrealized depreciation..............................................  $ (3,840)
                                                                                  ========


For information regarding the Fund's policy on valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.
  ### The cost of the securities purchased on a when-issued basis at March 31, 2005 was $82,887.

 HARTFORD SMALL COMPANY HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCKS -- 99.8%
            APPAREL & TEXTILE -- 0.4%
    *138    Quiksilver, Inc. .................................  $    3,996
                                                                ----------
            BANKS -- 2.0%
     296    Amcore Financial, Inc. ...........................       8,352
     177    IndyMac Bancorp, Inc. ............................       6,031
    *247    Signature Bank....................................       6,548
                                                                ----------
                                                                    20,931
                                                                ----------
            BUSINESS SERVICES -- 5.1%
     164    Corporate Executive Board Co. ....................      10,465
    *432    DiamondCluster International, Inc. ...............       6,961
    *256    Lamar Advertising Co., Class A....................      10,298
    *181    Monster Worldwide, Inc. ..........................       5,082
    *517    Navigant Consulting, Inc. ........................      14,067
 *+1,219    Opsware, Inc. ....................................       6,289
                                                                ----------
                                                                    53,162
                                                                ----------
            CHEMICALS -- 0.8%
     163    Cytec Industries, Inc. ...........................       8,836
                                                                ----------
            COMMUNICATIONS -- 9.5%
 *+1,516    American Tower Corp., Class A.....................      27,640
    *566    AudioCodes Ltd. ..................................       6,373
    *614    CB Richard Ellis Group, Inc. .....................      21,466
  *1,841    Crown Castle International Corp. .................      29,559
  *1,134    Ubiquitel, Inc. ..................................       7,598
    *180    Universal Technical Institute, Inc. ..............       6,608
                                                                ----------
                                                                    99,244
                                                                ----------
            COMPUTERS & OFFICE EQUIPMENT -- 3.1%
    *137    Emageon, Inc. ....................................       2,468
    *659    Insight Enterprises, Inc. ........................      11,576
    *192    Spectrasite, Inc. ................................      11,148
    *365    Tempur-Pedic International, Inc. .................       6,816
                                                                ----------
                                                                    32,008
                                                                ----------
            CONSTRUCTION -- 3.4%
  *2,205    Corp. Geo Sa de C.V., Class B.....................       4,784
    *144    Jacobs Engineering Group, Inc. ...................       7,471
     189    Standard-Pacific Corp. ...........................      13,658
    *221    Washington Group International, Inc. .............       9,932
                                                                ----------
                                                                    35,845
                                                                ----------
            CONSUMER DURABLES -- 1.2%
     158    Eagle Materials, Inc. ............................      12,788
                                                                ----------
            CONSUMER NON-DURABLES -- 1.8%
    *450    Men's Wearhouse, Inc. ............................      18,999
                                                                ----------
            DRUGS -- 5.5%
    *665    Abgenix, Inc. ....................................       4,655
    *960    Alkermes, Inc. ...................................       9,967
   *+413    AtheroGenics, Inc. ...............................       5,408
   *+517    Impax Laboratories, Inc. .........................       8,272
    *424    Medicines Co. (The)...............................       9,607
   *+372    NPS Pharmaceuticals, Inc. ........................       4,689
    *433    Salix Pharmaceuticals Ltd. .......................       7,143
   +-178    Schwarz Pharma AG.................................       7,851
                                                                ----------
                                                                    57,592
                                                                ----------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
            EDUCATION -- 1.9%
    *218    Education Management Corp. .......................  $    6,084
     124    Strayer Education, Inc. ..........................      14,104
                                                                ----------
                                                                    20,188
                                                                ----------
            ELECTRICAL EQUIPMENT -- 1.5%
  -7,046    Techtronic Industries Co. ........................      15,566
                                                                ----------
            ELECTRONICS -- 7.1%
    *846    Aeroflex, Inc. ...................................       7,896
    *817    Evergreen Solar, Inc. ............................       5,775
   *+541    FuelCell Energy, Inc. ............................       5,401
  *1,280    GrafTech International Ltd. ......................       7,285
  *1,495    MEMC Electronic Materials, Inc. ..................      20,108
    *358    Microsemi Corp. ..................................       5,838
    *251    Moog, Inc. .......................................      11,341
    *288    Semtech Corp. ....................................       5,153
    *141    Sigmatel, Inc. ...................................       5,267
                                                                ----------
                                                                    74,064
                                                                ----------
            ENERGY & SERVICES -- 10.4%
     331    Arch Coal, Inc. ..................................      14,234
     243    Cabot Oil & Gas Corp. ............................      13,378
  -1,043    ERG S.p.A. .......................................      14,289
    +124    Oil Service Holders Trust.........................      11,912
     275    Patina Oil & Gas Corp. ...........................      11,012
     439    Range Resources Corp. ............................      10,266
  *+-392    Stolt Offshore S.A. ..............................       3,059
   @-784    Stolt Offshore S.A. ..............................       6,117
    *254    Western Oil Sands, Inc. ..........................      11,768
    *314    Whiting Petroleum Corp. ..........................      12,824
                                                                ----------
                                                                   108,859
                                                                ----------
            FINANCIAL SERVICES -- 1.9%
   *+214    Affiliated Managers Group, Inc. ..................      13,259
   *+397    OptionXpress Holdings, Inc. ......................       6,427
                                                                ----------
                                                                    19,686
                                                                ----------
            FOOD, BEVERAGE & TOBACCO -- 1.5%
    *510    Hercules, Inc. ...................................       7,382
    *351    Peet's Coffee & Tea, Inc. ........................       8,662
                                                                ----------
                                                                    16,044
                                                                ----------
            HEALTH SERVICES -- 4.2%
    *192    Covance, Inc. ....................................       9,144
    *569    Human Genome Sciences, Inc. ......................       5,244
    *556    Symbion, Inc. ....................................      11,879
    *353    Triad Hospitals, Inc. ............................      17,670
                                                                ----------
                                                                    43,937
                                                                ----------
            HOTELS & GAMING -- 1.6%
  *1,982    La Quinta Corp. ..................................      16,847
                                                                ----------
            INSURANCE -- 2.2%
    +538    American Equity Investment Life Holding Co. ......       6,886
    *204    Arch Capital Group Ltd. ..........................       8,153
     275    Platinum Underwriters Holdings Ltd. ..............       8,172
                                                                ----------
                                                                    23,211
                                                                ----------
            MACHINERY -- 0.8%
     363    Stewart & Stevenson Services, Inc. ...............       8,314
                                                                ----------

--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            MEDIA & ENTERTAINMENT -- 1.7%
 +-2,931    APN News & Media Ltd. ............................  $   11,540
   *+534    Lions Gate Entertainment Corp. ...................       5,897
                                                                ----------
                                                                    17,437
                                                                ----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 1.7%
    *182    Advanced Neuromodulation Systems, Inc. ...........       4,868
    *176    Hologic, Inc. ....................................       5,610
    *124    Respironics, Inc. ................................       7,207
                                                                ----------
                                                                    17,685
                                                                ----------
            METALS, MINERALS & MINING -- 1.9%
     170    Carpenter Technology..............................      10,086
    *341    Century Aluminum Co. .............................      10,325
                                                                ----------
                                                                    20,411
                                                                ----------
            REAL ESTATE -- 1.2%
    -233    Pirelli & C. Real Estate S.p.A. ..................      12,590
                                                                ----------
            RESEARCH & TESTING FACILITIES -- 3.5%
    *340    Advisory Board Co. (The)..........................      14,852
   *+428    Amylin Pharmaceuticals, Inc. .....................       7,487
    *663    Exelixis, Inc. ...................................       4,498
    *339    ICOS Corp. .......................................       7,604
    * 55    Pharmaceutical Product Development, Inc. .........       2,684
                                                                ----------
                                                                    37,125
                                                                ----------
            RETAIL -- 10.9%
    *197    AC Moore Arts & Crafts, Inc. .....................       5,255
    *190    Advance Auto Parts, Inc. .........................       9,586
    *311    Electronics Boutique Holdings Corp. ..............      13,351
    * 35    GameStop Corp., Class B...........................         781
   *+497    GameStop Corp., Class A...........................      11,011
  *1,925    Geox S.p.A. ......................................      16,768
    @395    Geox S.p.A. ......................................       3,439
     254    Landry's Restaurants, Inc. .......................       7,360
    *203    PETCO Animal Supplies, Inc. ......................       7,483
    *288    RARE Hospitality International, Inc. .............       8,890
    *198    Red Robin Gourmet Burgers.........................      10,068
     171    Talbots, Inc. ....................................       5,472
    *311    Urban Outfitters, Inc. ...........................      14,928
                                                                ----------
                                                                   114,392
                                                                ----------
            RUBBER & PLASTICS PRODUCTS -- 0.6%
    *127    Jarden Corp. .....................................       5,831
                                                                ----------
            SOFTWARE & SERVICES -- 8.1%
    *247    F5 Networks, Inc. ................................      12,468
    *139    NAVTEQ Corp. .....................................       6,027
    *701    Salesforce.com, Inc. .............................      10,504
    *782    THQ, Inc. ........................................      21,999
    *600    Take-Two Interactive Software, Inc. ..............      23,455
    *308    Verint Systems, Inc. .............................      10,760
                                                                ----------
                                                                    85,213
                                                                ----------
            TRANSPORTATION -- 4.3%
     115    Arkansas Best Corp. ..............................       4,336
     226    Forward Air Corp. ................................       9,611
   *+386    Gol-Linhas Aereas Inteligentes S.A., ADR..........       9,693

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
            TRANSPORTATION -- (CONTINUED)
     165    United Defense Industries, Inc. ..................  $   12,129
   *+138    Yellow Roadway Corp. .............................       8,094
                                                                ----------
                                                                    43,863
                                                                ----------
            Total common stocks (cost $890,553)...............  $1,044,664
                                                                ==========
SHORT-TERM SECURITIES -- 11.0%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 10.4%
 108,508    Boston Global Investment Trust
              ................................................  $  108,508
                                                                ----------
PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENTS -- 0.6%
 $   549    ABN Amro Joint Repurchase Agreement, dated
              03/31/05; Proceeds at maturity $549
              (Collateralized by U.S. Treasury Bills, 2.66%
              due 06/02/05 -- 06/09/05.)
              2.64% due 04/01/05..............................         549
     768    ABN Amro Joint TriParty Repurchase Agreement,
              dated 03/31/05; Proceeds at maturity $768
              (Collateralized by Federal Home Loan Mortgage
              Corp., 1.875% -- 10.00% due 02/06/06 -- 02/01/32
              and Federal Home Loan Bank, 2.25% -- 3.875% due
              10/21/05 -- 08/14/09.)
              2.80% due 04/01/05..............................         768
     392    Deutsche Bank Securities Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $392 (Collateralized by Federal Home Loan
              Mortgage Corp., 4.50% -- 5.50% due
              11/01/17 -- 01/01/35 and Federal National
              Mortgage Association, 4.00% -- 6.50% due
              02/01/19 -- 12/01/34.)
              2.85% due 04/01/05..............................         392
   1,552    J.P. Morgan Chase Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $1,552 (Collateralized by Federal National
              Mortgage Association, 4.00% -- 10.50% due
              02/01/06 -- 03/01/35.)
              2.87% due 04/01/05..............................       1,552
     298    Lehman Brothers Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $298 (Collateralized by Federal National
              Mortgage Association, 3.50% -- 7.50% due
              08/01/13 -- 03/01/35 and Government National
              Mortgage Association, 8.00% due 06/25/17.)
              2.83% due 04/01/05..............................         298
      57    UBS Securities Joint Repurchase Agreement, dated
              03/31/05; Proceeds at maturity $57
              (Collateralized by Treasury Inflation Protected
              Securities, 3.375% due 04/15/32.)
              2.66% due 04/01/05..............................          57

 HARTFORD SMALL COMPANY HLS FUND

 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE
---------                                                       ----------
SHORT-TERM SECURITIES -- (CONTINUED)
            REPURCHASE AGREEMENTS -- (CONTINUED)
 $ 3,340    UBS Securities Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $3,340 (Collateralized by Federal Home Loan
              Mortgage Corp., 4.00% -- 11.50% due
              05/01/05 -- 04/01/35 and Federal National
              Mortgage Association, 3.50% -- 11.50% due
              09/01/05 -- 03/01/35).
              2.88% due 04/01/05..............................  $    3,340
                                                                ----------
                                                                     6,956
                                                                ----------
            Total short-term securities (cost $115,464).......  $  115,464
                                                                ==========
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $1,006,017)S -- 110.8%..............   1,160,128
            OTHER ASSETS, LESS LIABILITIES -- (10.8%).........    (113,342)
                                                                ----------
            NET ASSETS -- 100.0%..............................  $1,046,786
                                                                ==========

Note: Market value of investments in foreign securities represents 11.3% of total net assets as of March 31, 2005.

    *  Non-income producing during the period.

    +  All or a portion of this security was on loan as of March 31, 2005.

    @  Securities exempt from under Rule 144A of the Securities Act of 1933.
       These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the market value of these securities amounted to $9,556 or 0.9% of the total net assets.

    - Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of March 31, 2005, was $71,012, which represents 6.8% of the total net assets.

    S At March 31, 2005, the cost of securities for federal income tax purposes is $1,010,167 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $189,644
       Unrealized depreciation..................................................   (39,683)
                                                                                  --------
       Net Unrealized appreciation..............................................  $149,961
                                                                                  ========

For information regarding the Fund's policy on valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 HARTFORD STOCK HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCKS -- 95.9%
            BANKS -- 8.1%
  +2,779    Bank of America Corp. ............................  $  122,541
  +5,816    Citigroup, Inc. ..................................     261,362
     384    Credit Suisse Group...............................      16,431
   1,959    State Street Corp. ...............................      85,661
                                                                ----------
                                                                   485,995
                                                                ----------
            BUSINESS SERVICES -- 1.1%
  *2,848    Accenture Ltd. ...................................      68,772
                                                                ----------
            CHEMICALS -- 1.7%
     336    Air Products & Chemicals, Inc. ...................      21,246
  +1,590    du Pont (E.I.) de Nemours & Co. ..................      81,456
                                                                ----------
                                                                   102,702
                                                                ----------
            COMMUNICATIONS -- 1.2%
   4,703    Motorola, Inc. ...................................      70,396
                                                                ----------
            COMPUTERS & OFFICE EQUIPMENT -- 2.8%
   1,263    3M Co. ...........................................     108,190
  *2,858    EMC Corp. ........................................      35,215
   1,016    International Game Technology.....................      27,076
                                                                ----------
                                                                   170,481
                                                                ----------
            CONSUMER NON-DURABLES -- 3.9%
   1,443    Colgate-Palmolive Co. ............................      75,260
  +2,947    Procter & Gamble Co. (The)........................     156,175
                                                                ----------
                                                                   231,435
                                                                ----------
            DRUGS -- 12.8%
   1,737    Abbott Laboratories...............................      80,956
  *2,169    Amgen, Inc. ......................................     126,263
    +327    AstraZeneca PLC, ADR..............................      12,907
   2,399    Eli Lilly & Co. ..................................     124,998
    *448    Forest Laboratories, Inc. ........................      16,543
    *943    Genzyme Corp. ....................................      53,977
    *584    Gilead Sciences, Inc. ............................      20,907
   9,109    Pfizer, Inc. .....................................     239,282
     976    Schering-Plough Corp. ............................      17,713
   1,652    Wyeth.............................................      69,669
                                                                ----------
                                                                   763,215
                                                                ----------
            ELECTRONICS -- 8.1%
 *+1,285    Broadcom Corp., Class A...........................      38,432
  *7,546    Cisco Systems, Inc. ..............................     135,005
   6,689    General Electric Co. .............................     241,213
  +2,958    Intel Corp. ......................................      68,721
                                                                ----------
                                                                   483,371
                                                                ----------
            ENERGY & SERVICES -- 9.9%
  +1,980    ChevronTexaco Corp. ..............................     115,456
     374    ConocoPhillips....................................      40,365
   3,963    ExxonMobil Corp. .................................     236,177
     421    Occidental Petroleum Corp. .......................      29,927
   1,690    Schlumberger Ltd. ................................     119,083
    +432    Total S.A., ADR...................................      50,679
                                                                ----------
                                                                   591,687
                                                                ----------
            FINANCIAL SERVICES -- 1.5%
   1,604    Morgan Stanley Dean Witter & Co. .................      91,829
                                                                ----------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
            FOOD, BEVERAGE & TOBACCO -- 6.4%
   1,268    Anheuser-Busch Cos., Inc. ........................  $   60,076
   2,903    Coca-Cola Co. (The)...............................     120,964
   1,656    General Mills, Inc. ..............................      81,387
   2,297    PepsiCo., Inc. ...................................     121,831
                                                                ----------
                                                                   384,258
                                                                ----------
            INSURANCE -- 5.5%
   3,590    American International Group, Inc. ...............     198,900
   2,548    Marsh & McLennan Cos., Inc. ......................      77,513
     981    St. Paul Travelers Cos., Inc. (The)...............      36,019
    *110    WellPoint, Inc. ..................................      13,738
                                                                ----------
                                                                   326,170
                                                                ----------
            MACHINERY -- 3.3%
 *+1,873    Applied Materials, Inc. ..........................      30,435
  +1,333    Caterpillar, Inc. ................................     121,862
     666    Deere & Co. ......................................      44,695
                                                                ----------
                                                                   196,992
                                                                ----------
            MEDIA & ENTERTAINMENT -- 4.6%
     390    Gannett Co., Inc. ................................      30,841
 *+8,260    Time Warner, Inc. ................................     144,963
     430    Tribune Co. ......................................      17,144
   1,623    Viacom, Inc., Class B.............................      56,512
    +839    Walt Disney Co. (The).............................      24,116
                                                                ----------
                                                                   273,576
                                                                ----------
            MEDICAL INSTRUMENTS & SUPPLIES -- 2.7%
  +1,100    BHP Billiton Ltd., ADR............................      30,778
   2,516    Medtronic, Inc. ..................................     128,170
                                                                ----------
                                                                   158,948
                                                                ----------
            METALS, MINERALS & MINING -- 3.4%
   2,341    Alcoa, Inc. ......................................      71,128
   1,209    Illinois Tool Works, Inc. ........................     108,242
    -684    Rio Tinto PLC.....................................      22,113
                                                                ----------
                                                                   201,483
                                                                ----------
            REAL ESTATE INVESTMENT TRUST -- 0.3%
     538    General Growth Properties, Inc. ..................      18,355
                                                                ----------
            RETAIL -- 5.4%
   1,605    Costco Wholesale Corp. ...........................      70,891
   3,102    Gap, Inc. (The)...................................      67,750
  +3,135    Home Depot, Inc. (The)............................     119,871
    +742    Target Corp. .....................................      37,115
     581    Wal-Mart Stores, Inc. ............................      29,089
                                                                ----------
                                                                   324,716
                                                                ----------
            RUBBER & PLASTICS PRODUCTS -- 1.2%
     877    NIKE, Inc., Class B...............................      73,055
                                                                ----------
            SOFTWARE & SERVICES -- 6.0%
   1,943    First Data Corp. .................................      76,391
  11,778    Microsoft Corp. ..................................     284,682
                                                                ----------
                                                                   361,073
                                                                ----------

 HARTFORD STOCK HLS FUND

 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                  MARKET
 SHARES                                                           VALUE
---------                                                       ----------
COMMON STOCKS -- (CONTINUED)
            TRANSPORTATION -- 4.9%
   1,526    Lockheed Martin Corp. ............................  $   93,202
   1,154    Northrop Grumman Corp. ...........................      62,267
   1,363    United Technologies Corp. ........................     138,522
                                                                ----------
                                                                   293,991
                                                                ----------
            U.S. GOVERNMENT AGENCIES -- 1.1%
  +1,226    Federal National Mortgage Association.............      66,739
                                                                ----------
            Total common stocks (cost $5,558,754).............  $5,739,239
                                                                ==========
SHORT-TERM SECURITIES -- 7.3%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 2.8%
 164,881    BNY Institutional Cash Reserves Fund..............  $  164,881
                                                                ----------
PRINCIPAL
 AMOUNT
---------
            REPURCHASE AGREEMENTS -- 4.5%
$ 21,417    ABN Amro Joint Repurchase Agreement, dated
              03/31/05; Proceeds at maturity $21,419
              (Collateralized by U.S. Treasury Bills, 2.66%
              due 06/02/05 -- 06/09/05.) 2.64% due 04/01/05...      21,417
  29,984    ABN Amro Joint TriParty Repurchase Agreement,
              dated 03/31/05; Proceeds at maturity $29,987
              (Collateralized by Federal Home Loan Mortgage
              Corp., 1.875% -- 10.00% due 02/06/06 -- 02/01/32
              and Federal Home Loan Bank, 2.25% -- 3.875% due
              10/21/05 -- 08/14/09.)
              2.80% due 04/01/05..............................      29,984
  15,298    Deutsche Bank Securities Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $15,299 (Collateralized by Federal Home Loan
              Mortgage Corp., 4.50% -- 5.50% due
              11/01/17 -- 01/01/35 and Federal National
              Mortgage Association, 4.00% -- 6.50% due
              02/01/19 -- 12/01/34.)
              2.85% due 04/01/05..............................      15,298
  60,580    J.P. Morgan Chase Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $60,585 (Collateralized by Federal National
              Mortgage Association, 4.00% -- 10.50% due
              02/01/06 -- 03/01/35.)
              2.87% due 04/01/05..............................      60,580
  11,627    Lehman Brothers Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $11,627 (Collateralized by Federal National
              Mortgage Association, 3.50% -- 7.50% due
              08/01/13 -- 03/01/35 and Government National
              Mortgage Association, 8.00% due 06/25/17.)
              2.83% due 04/01/05..............................      11,627

PRINCIPAL                                                         MARKET
 AMOUNT                                                           VALUE
---------                                                       ----------
            REPURCHASE AGREEMENTS -- (CONTINUED)
$  2,219    UBS Securities Joint Repurchase Agreement, dated
              03/31/05; Proceeds at maturity $2,219
              (Collateralized by Treasury Inflation Protected
              Securities, 3.375% due 04/15/32.)
              2.66% due 04/01/05..............................  $    2,219
 130,340    UBS Securities Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $130,350 (Collateralized by Federal Home Loan
              Mortgage Corp., 4.00% -- 11.50% due
              05/01/05 -- 04/01/35 and Federal National
              Mortgage Association, 3.50% -- 11.50% due
              09/01/05 -- 03/01/35.)
              2.88% due 04/01/05..............................     130,340
                                                                ----------
                                                                   271,465
                                                                ----------
            Total short-term securities (cost $436,346).......  $  436,346
                                                                ==========
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $5,995,100)S -- 103.2%..............   6,175,585
            OTHER ASSETS, LESS LIABILITIES -- (3.2%)..........    (192,891)
                                                                ----------
            NET ASSETS -- 100.0%..............................  $5,982,694
                                                                ==========

Note: Market value of investments in foreign securities represents 1.9% of total net assets as of March 31, 2005.

    *  Non-income producing during the period.

    +  All or a portion of this security was on loan as of March 31, 2005.

    - Security valued in good faith at fair value by, or under the direction of, the Funds' Board of Directors. The aggregate value of these securities as of March 31, 2005, was $22,113, which represents 0.4% of the total net assets.

    S At March 31, 2005, the cost of securities for federal income tax purposes is $6,002,435 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $ 573,171
       Unrealized depreciation..................................................   (400,021)
                                                                                  ---------
       Net Unrealized appreciation..............................................  $ 173,150
                                                                                  =========

For information regarding the Fund's policy on valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

 HARTFORD TOTAL RETURN BOND HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                            MARKET
    AMOUNT                                                             VALUE
  ---------                                                            ------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 9.9%
                 FINANCIAL SERVICES -- 9.9%
  $    3,775     Popular ABS Mortgage Pass-Through Trust, Series
                   2004-5, Class AF6
                   4.747% due 12/25/34.............................  $    3,666
     @ 2,071     AQ Finance CEB Trust, Series 2003-CE1A, Class Note
                   7.85% due 08/25/33..............................       2,051
     @ 7,107     American Express Credit Account Master Trust,
                   Series 2004-C, Class C
                   3.31% due 02/15/12..............................       7,122
       @ 992     Asset Backed Funding Corp. NIM Trust, Series
                   2004-OPT1, Class N1
                   4.55% due 12/26/33..............................         986
       2,695     Banc of America Commercial Mortgage, Inc. Series
                   2004-1, Class A3
                   4.429% due 11/10/39.............................       2,625
       4,200     Bank One Issuance Trust, Series 2003-C3, Class C3
                   4.77% due 02/16/16..............................       4,071
       2,629     Bear Stearns Commercial Mortgage Securities, Inc.,
                   Series 2003-T12, Class A1
                   2.96% due 08/13/39..............................       2,538
       3,970     CS First Boston Mortgage Securities Corp., Series
                   2003-C3, Class A1
                   2.079% due 05/15/38.............................       3,816
       4,000     California Infrastructure & Economic Development
                   Bank Pacific Gas and Electric Co., Series
                   1997-1, Class A8
                   6.48% due 12/26/09..............................       4,185
       4,107     California Infrastructure & Economic Development
                   Bank Special Purpose Trust SCE 1, Series 1997-1,
                   Class A7
                   6.38% due 09/25/08..............................       4,199
       5,040     Capital One Multi-Asset Execution Trust, Series
                   2003-B2, Class B3
                   3.50% due 02/17/09..............................       5,013
       8,240     Chase Credit Card Master Trust, Series 2001-4,
                   Class A
                   5.50% due 11/17/08..............................       8,405
      12,560     Citibank Credit Card Issuance Trust, Series
                   2003-C4, Class C4
                   5.00% due 06/10/15..............................      12,325
       8,050     Citigroup Commercial Mortgage Trust, Series
                   2004-C1, Class A3
                   5.251% due 04/15/40.............................       8,202
       @@ --     Comed Transitional Funding Trust, Series 1998-1,
                   Class A5
                   5.44% due 03/25/07..............................          --
       3,350     Connecticut RRB Special Purpose Trust CL&P, Series
                   2001-1, Class A5
                   6.21% due 12/30/11..............................       3,584
       4,408     Conseco Finance Securitizations Corp., Series
                   2000-6, Class B2
                   5.79% due 05/01/33..............................       4,443
       1,753     Countrywide Asset Backed Certificates, Series
                   2005-1, Series MF1
                   5.456% due 05/25/35.............................       1,753

  PRINCIPAL                                                            MARKET
    AMOUNT                                                             VALUE
  ---------                                                            ------
                 FINANCIAL SERVICES -- (CONTINUED)
  $    8,885     Daimler Chrysler Auto Trust, Series 2004-B, Class
                   B
                   3.89% due 01/08/11..............................  $    8,699
      10,000     Fleet Credit Card Master Trust II, Series 2000-C,
                   Class A
                   7.02% due 02/15/08..............................      10,141
      15,300     GE Capital Commercial Mortgage Corp., Series
                   2003-C1, Class A3
                   4.371% due 01/10/38.............................      14,996
      15,000     GE Capital Commercial Mortgage Corp., Series
                   2004-C2, Class A2
                   4.119% due 01/10/11.............................      14,614
       9,400     GMAC Commercial Mortgage Securities, Inc., Series
                   2004-C2, Class C2
                   5.134% due 08/10/38.............................       9,479
       9,655     GS Mortgage Securities Corp., Series 2004-GG2,
                   Class A3
                   4.602% due 08/01/38.............................       9,636
       2,360     Green Tree Financial Corp., Series 1997-2, Class
                   A6
                   7.24% due 06/15/28..............................       2,494
       2,193     Green Tree Financial Corp., Series 1998-6, Class
                   A6
                   6.27% due 07/01/21..............................       2,227
       @ 964     Home Equity Asset Trust, Series 2003-7N, Class A
                   5.25% due 04/27/34..............................         965
         554     Illinois Power Special Purpose Trust, Series
                   1998-1, Class A5
                   5.38% due 06/25/07..............................         557
       9,034     LB-UBS Commercial Mortgage Trust, Series 2003-C1,
                   Class A1
                   2.72% due 03/15/27..............................       8,781
       9,884     LB-UBS Commercial Mortgage Trust, Series 2003-C7,
                   Class A1
                   3.334% due 09/15/27.............................       9,628
       8,150     LB-UBS Commercial Mortgage Trust, Series 2004-C6,
                   Class A4
                   4.583% due 08/15/29.............................       8,048
      17,000     LB-UBS Commercial Mortgage Trust, Series 2004-C8,
                   Class A6
                   4.799% due 12/15/29.............................      16,661
     @ 6,126     Long Beach Asset Holding Corp., Series 2005-1,
                   Class N1
                   4.115% due 02/25/35.............................       6,126
      15,300     Morgan (J.P.) Chase Commercial Mortgage Securities
                   Corp., Series 2004-CB8, Class A1
                   3.837% due 01/12/39.............................      14,558
      10,000     Morgan (J.P.) Chase Commercial Mortgage Securities
                   Corp., Series 2005-LDP1, Class A3
                   4.865% due 03/15/46.............................       9,943
     @ 4,010     Morgan Stanley Auto Loan Trust, Series 2004-HB2,
                   Class E
                   5.00% due 03/15/12..............................       3,963
     @ 6,835     Morgan Stanley Capital I, Series 1997-RR, Class D
                   7.577% due 04/30/39.............................       7,282

 HARTFORD TOTAL RETURN BOND HLS FUND

 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                            MARKET
    AMOUNT                                                             VALUE
  ---------                                                            ------
COLLATERALIZED MORTGAGE OBLIGATIONS -- (CONTINUED)
                 FINANCIAL SERVICES -- (CONTINUED)
  $    1,024     Morgan Stanley Capital I, Series 1999-WF1, Class
                   A1
                   5.91% due 04/15/08..............................  $    1,040
       2,457     Morgan Stanley Dean Witter Capital I, Series
                   2001-IQA, Class A1
                   4.57% due 12/18/32..............................       2,466
       7,100     Navistar Financial Corp. Owner Trust, Series
                   2004-B, Class A4
                   3.53% due 10/15/12..............................       6,908
       4,740     PG&E Energy Recovery Funding LLC, Series 2005-1,
                   Class A2
                   3.87% due 06/25/11..............................       4,695
       @@ --     PP&L Transition Bond Co., LLC, Series 1999-1,
                   Class A5
                   6.83% due 03/25/07..............................          --
       5,580     Park Place Securities, Inc., Series 2004-WCW1,
                   Class A2
                   3.23% due 09/25/34..............................       5,606
       8,350     Peco Energy Transition Trust, Series 1999-A, Class
                   A7
                   6.13% due 03/01/09..............................       8,741
       3,180     Popular ABS Mortgage Pass-Through Trust, Series
                   2005-2, Class M1
                   5.417% due 04/25/35.............................       3,180
     @ 6,625     Providian Gateway Master Trust, Series 2004-DA,
                   Class A
                   3.35% due 09/15/11..............................       6,441
     @ 8,150     Providian Gateway Master Trust, Series 2004-FA,
                   Class B
                   3.80% due 11/15/11..............................       8,008
       4,670     Renaissance Home Equity Loan Trust, Series 2005-1,
                   Class M1
                   5.357% due 05/25/35.............................       4,670
       3,250     Residential Asset Mortgage Products, Inc., Series
                   2004-RS8, Class A16
                   4.98% due 08/25/34..............................       3,228
       1,243     Soundview Home Equity Loan Trust, Series 2000-1,
                   Class M1
                   8.64% due 05/25/30..............................       1,264
      17,335     Standard Credit Card Master Trust, Series 1995-9,
                   Class A
                   6.55% due 10/07/07..............................      17,603
      10,080     WFS Financial Owner Trust, Series 2003-2, Class A4
                   2.41% due 12/20/08..............................       9,883
       2,342     WFS Financial Owner Trust, Series 2004-2, Class A2
                   3.07% due 11/21/11..............................       2,310
       8,050     Wachovia Bank Commercial Mortgage Trust, Series
                   2004-C11, Class A3
                   4.719% due 01/15/41.............................       7,997
       @ 105     Whole Auto Loan Trust, Series 2002-1, Class D
                   6.00% due 04/15/09..............................         105

  PRINCIPAL                                                            MARKET
    AMOUNT                                                             VALUE
  ---------                                                            ------
                 FINANCIAL SERVICES -- (CONTINUED)
  $   16,750     Whole Auto Loan Trust, Series 2003-1, Class A4
                   2.58% due 03/15/10..............................  $   16,380
                                                                     ----------
                 Total collateralized mortgage obligations
                   (cost $355,409).................................  $  348,307
                                                                     ==========
   SHARES
   ------
COMMON STOCKS -- 0.0%
                 COMMUNICATIONS -- 0.0%
 *  ##  @@ 1     Iridium World Communications, Inc. ...............  $       --
                 UTILITIES -- 0.0%
*  ##  @@ --     Ntelos, Inc. .....................................          --
                                                                     ----------
                 Total common stocks (cost $98)....................  $       --
                                                                     ==========
 PRINCIPAL
   AMOUNT
 ---------
CONVERTIBLE BONDS -- 0.8%
                 ENERGY & SERVICES -- 0.7%
  $   +6,600     Schlumberger Ltd.
                   2.125% due 06/01/23.............................  $    7,087
       9,100     Transocean, Inc.
                   1.50% due 05/15/21..............................       9,055
     +10,500     Weatherford International, Inc.
                   2.84% due 06/30/20..............................       6,773
                                                                     ----------
                                                                         22,915
                                                                     ----------
                 UTILITIES -- 0.1%
      +5,685     Empresa Nacional de Electricidad S.A.
                   8.625% due 08/01/15.............................       6,561
                                                                     ----------
                 Total convertible bonds
                   (cost $29,754)..................................  $   29,476
                                                                     ==========
   SHARES
   ------
CONVERTIBLE PREFERRED STOCKS -- 0.3%
                 FINANCIAL SERVICES -- 0.3%
       * 384     HSBC USA, Inc. ...................................  $    9,600
                                                                     ----------
                 Total convertible preferred stocks
                   (cost $9,600)...................................  $    9,600
                                                                     ==========
 PRINCIPAL
   AMOUNT
 ---------
CORPORATE BONDS: INVESTMENT GRADE -- 40.9%
                 AEROSPACE & DEFENSE -- 0.4%
  $    4,457     Raytheon Co.
                   4.50% due 11/15/07..............................  $    4,519
       3,825     Raytheon Co.
                   6.55% due 03/15/10..............................       4,099
      +3,655     Raytheon Co.
                   8.30% due 03/01/10..............................       4,197
                                                                     ----------
                                                                         12,815
                                                                     ----------
                 APPAREL & TEXTILE -- 0.0%
       1,600     Nine West Group, Inc.
                   8.375% due 08/15/05.............................       1,623
                                                                     ----------

--------------------------------------------------------------------------------

  PRINCIPAL                                                            MARKET
   AMOUNT I                                                            VALUE
  ---------                                                            ------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
                 BANKS -- 2.6%
  $    4,980     Abbey National PLC
                   6.69% due 10/17/05..............................  $    5,062
       4,460     Abbey National PLC
                   6.70% due 06/29/49..............................       4,713
         100     Abbey National PLC
                   7.35% due 10/29/49..............................         104
        @ 75     American Savings Bank
                   6.625% due 02/15/06.............................          76
          50     Associates Corp. of North America
                   8.15% due 08/01/09..............................          57
         125     Bank United Corp.
                   8.00% due 03/15/09..............................         140
       @ 200     Bank of New York Institutional Capital Trust A
                   7.78% due 12/01/26..............................         216
         150     Bankboston Capital Trust
                   3.559% due 06/08/28.............................         147
       @ 200     Barclays Bank PLC
                   8.55% due 09/29/49..............................         236
         175     Barnett Capital I
                   8.06% due 12/01/26..............................         190
      +6,500     CIT Group, Inc.
                   4.00% due 05/08/08..............................       6,384
       5,740     CIT Group, Inc.
                   4.125% due 11/03/09.............................       5,570
          50     CIT Group, Inc.
                   7.625% due 08/16/05.............................          51
      +8,010     Capital One Bank
                   6.50% due 06/13/13..............................       8,601
         125     Capital One Bank
                   8.25% due 06/15/05..............................         126
        +350     Capital One Financial Corp.
                   7.25% due 05/01/06..............................         362
   @  ## 250     Centura Capital Trust I
                   8.845% due 06/01/27.............................         278
         105     First Empire Capital Trust I
                   8.234% due 02/01/27.............................         115
         175     Ford Motor Credit Co.
                   6.875% due 02/01/06.............................         177
       7,000     Ford Motor Credit Co.
                   7.375% due 02/01/11.............................       6,955
         160     General Electric Capital Corp.
                   5.875% due 02/15/12.............................         169
         100     General Electric Capital Corp.
                   6.00% due 06/15/12..............................         107
         100     Golden State Bankcorp, Inc.
                   10.00% due 10/01/06.............................         108
        @ 75     HSBC Capital Funding LP
                   4.61% due 12/29/49..............................          71
     EUR 150     Landesbank Baden-Wuerttemberg Girozentrale
                   3.25% due 05/08/08..............................         197
          80     Lloyds TSB Bank PLC
                   2.96% due 06/29/49..............................          70
      +8,450     Morgan (J.P.) Chase & Co.
                   5.25% due 05/01/15..............................       8,417
      +7,550     Morgan (J.P.) Chase & Co.
                   7.875% due 06/15/10.............................       8,589

  PRINCIPAL                                                            MARKET
   AMOUNT I                                                            VALUE
  ---------                                                            ------
                 BANKS -- (CONTINUED)
  $      130     NBD Bank N.A.
                   8.25% due 11/01/24..............................  $      167
      +6,391     National Rural Utilities Cooperative Finance Corp.
                   3.00% due 02/15/06..............................       6,352
         100     National Westminister Bank PLC
                   3.313% due 08/01/49.............................          89
       4,200     PNC Funding Corp.
                   7.50% due 11/01/09..............................       4,648
         150     PNC Capital Trust
                   3.48% due 06/01/28..............................         145
          75     RBS Capital Trust I
                   4.709% due 12/31/49.............................          72
     @ 8,300     Rabobank Capital Funding Trust
                   5.254% due 12/31/49.............................       8,220
       3,980     Sovereign Bank
                   5.125% due 03/15/13.............................       3,931
       @ 120     Spintab AB
                   7.50% due 08/14/49..............................         125
       3,995     Suntrust Banks, Inc.
                   6.00% due 02/15/26..............................       4,248
       2,235     TuranAlem Finance BV
                   7.875% due 06/02/10.............................       2,218
         300     UBS Preferred Funding Trust 1
                   8.622% due 12/29/49.............................         354
       3,780     Wachovia Corp.
                   7.55% due 08/18/05..............................       3,839
          75     Washington Mutual, Inc.
                   8.25% due 04/01/10..............................          85
                                                                     ----------
                                                                         91,781
                                                                     ----------
                 CHEMICALS -- 0.5%
       2,976     Dow Chemical Co. (The)
                   7.00% due 08/15/05..............................       3,013
       1,600     Georgia Gulf Corp.
                   7.625% due 11/15/05.............................       1,626
       7,800     ICI Wilmington, Inc.
                   4.375% due 12/01/08.............................       7,704
       6,750     Lubrizol Corp. (The)
                   5.50% due 10/01/14..............................       6,760
                                                                     ----------
                                                                         19,103
                                                                     ----------
                 COMMUNICATIONS -- 4.0%
      12,600     AT&T Wireless Services, Inc.
                   8.75% due 03/01/31..............................      16,623
       6,275     Bellsouth Corp.
                   6.00% due 11/15/34..............................       6,244
          75     British Telecommunications PLC
                   7.875% due 12/15/05.............................          77
      22,725     COX Communications, Inc.
                   5.50% due 10/01/15..............................      21,987
         175     Comsat Corp.
                   8.66% due 11/30/06..............................         187
       8,450     Deutsche Telekom International Finance BV
                   8.25% due 06/15/05..............................       8,532
       5,690     Deutsche Telekom International Finance BV
                   8.50% due 06/15/10..............................       6,544

 HARTFORD TOTAL RETURN BOND HLS FUND

 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                            MARKET
    AMOUNT                                                             VALUE
  ---------                                                            ------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
                 COMMUNICATIONS -- (CONTINUED)
  $      150     GTE Corp.
                   6.94% due 04/15/28..............................  $      162
          45     GTE Hawaiian Telephone Co.
                   7.00% due 02/01/06..............................          46
       6,550     Koninklijke KPN N.V.
                   8.375% due 10/01/30.............................       8,438
       7,630     L-3 Communications Corp.
                   7.625% due 06/15/12.............................       8,107
      +6,775     Motorola, Inc.
                   8.00% due 11/01/11..............................       7,841
       2,150     Rogers Cable, Inc.
                   6.25% due 06/15/13..............................       2,086
       8,945     SBC Communications, Inc.
                   5.10% due 09/15/14..............................       8,719
      +4,320     SBC Communications, Inc.
                   6.15% due 09/15/34..............................       4,328
         175     Sprint Capital Corp.
                   7.125% due 01/30/06.............................         179
       7,675     Sprint Capital Corp.
                   8.75% due 03/15/32..............................       9,957
         100     Sprint Corp.-FON Group
                   9.25% due 04/15/22..............................         130
         325     TELUS Corp.
                   7.50% due 06/01/07..............................         346
       5,955     TELUS Corp.
                   8.00% due 06/01/11..............................       6,896
       7,975     Tele-Communications, Inc.
                   7.875% due 08/01/13.............................       9,303
         350     Telecorp PCS, Inc.
                   10.625% due 07/15/10............................         375
       4,990     Telefonica Europe BV
                   7.35% due 09/15/05..............................       5,075
         165     Verizon Communications, Inc.
                   8.75% due 11/01/21..............................         209
       3,910     Verizon Global Funding Corp.
                   7.75% due 12/01/30..............................       4,726
       1,500     Verizon Maryland, Inc.
                   8.30% due 08/01/31..............................       1,846
         125     Verizon Virginia, Inc.
                   4.625% due 03/15/13.............................         119
                                                                     ----------
                                                                        139,082
                                                                     ----------
                 COMPUTERS & OFFICE EQUIPMENT -- 0.2%
     @ 6,860     Computer Associates International, Inc.
                   5.625% due 12/01/14.............................       6,747
                                                                     ----------
                 CONSTRUCTION -- 0.8%
     @ 5,095     Asia Aluminum Holdings Ltd.
                   8.00% due 12/23/11..............................       4,891
       2,220     Asia Aluminum Holdings Ltd.
                   8.00% due 12/23/11..............................       2,119
       6,800     Horton (D.R.), Inc.
                   5.625% due 09/15/14.............................       6,455
          75     Horton (D.R.), Inc.
                   8.00% due 02/01/09..............................          81
        +101     Lennar Corp.
                   9.95% due 05/01/10..............................         106

  PRINCIPAL                                                            MARKET
    AMOUNT                                                             VALUE
  ---------                                                            ------
                 CONSTRUCTION -- (CONTINUED)
  $      125     MDC Holdings, Inc.
                   5.50% due 05/15/13..............................  $      123
      17,470     Pulte Homes, Inc.
                   6.00% due 02/15/35..............................      15,856
                                                                     ----------
                                                                         29,631
                                                                     ----------
                 CONSUMER NON-DURABLES -- 0.0%
         135     Tyco International Group S.A.
                   6.75% due 02/15/11..............................         146
         490     Xerox Corp.
                   9.75% due 01/15/09..............................         552
                                                                     ----------
                                                                            698
                                                                     ----------
                 CONSUMER SERVICES -- 0.3%
       9,210     PHH Corp.
                   7.125% due 03/01/13.............................      10,136
                                                                     ----------
                 ELECTRICAL EQUIPMENT -- 0.4%
       6,775     PerkinElmer, Inc.
                   8.875% due 01/15/13.............................       7,588
       6,000     Rockwell Automation, Inc.
                   6.70% due 01/15/28..............................       6,911
                                                                     ----------
                                                                         14,499
                                                                     ----------
                 ELECTRONICS -- 0.1%
          50     GE Global Insurance Holding Corp.
                   7.00% due 02/15/26..............................          54
         100     GE Global Insurance Holding Corp.
                   7.50% due 06/15/10..............................         111
       4,045     Thomas & Betts Corp.
                   7.25% due 06/01/13..............................       4,296
                                                                     ----------
                                                                          4,461
                                                                     ----------
                 ENERGY & SERVICES -- 1.6%
       5,925     Amerada Hess Corp.
                   7.30% due 08/15/31..............................       6,681
       3,470     EnCana Corp.
                   6.30% due 11/01/11..............................       3,745
       6,935     Enterprise Products Operating LP
                   4.625% due 10/15/09.............................       6,768
       4,200     Ferrellgas LP
                   6.99% due 08/01/05..............................       4,232
         150     Husky Oil Ltd.
                   7.125% due 11/15/06.............................         157
         220     Husky Oil Ltd.
                   8.90% due 08/15/28..............................         244
       5,000     Lasmo USA, Inc.
                   7.50% due 06/30/06..............................       5,213
      10,110     Morgan Stanley Bank AG for OAO Gazprom
                   9.625% due 03/01/13.............................      11,551
         200     Newfield Exploration Co.
                   7.625% due 03/01/11.............................         215
       6,800     Occidental Petroleum Corp.
                   7.375% due 11/15/08.............................       7,434
         100     R&B Falcon Corp.
                   6.75% due 04/15/05..............................         100
       6,475     Repsol International Finance BV
                   7.45% due 07/15/05..............................       6,554

--------------------------------------------------------------------------------

  PRINCIPAL                                                            MARKET
    AMOUNT                                                             VALUE
  ---------                                                            ------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
                 ENERGY & SERVICES -- (CONTINUED)
  $    2,500     Union Oil Co. of California
                   9.375% due 02/15/11.............................  $    2,958
                                                                     ----------
                                                                         55,852
                                                                     ----------
                 FINANCIAL SERVICES -- 11.9%
       8,330     American General Finance Corp.
                   3.875% due 10/01/09.............................       7,997
     @ 4,185     American Real Estate Partners LP
                   7.125% due 02/15/13.............................       4,101
     +18,030     Amvescap PLC
                   4.50% due 12/15/09..............................      17,683
       9,035     AvalonBay Communities, Inc.
                   8.25% due 07/15/08..............................      10,009
  EUR 75,700     Bundesobligation
                   3.50% due 10/10/08..............................     100,337
  EUR 23,930     Bundesobligation
                   4.50% due 08/17/07..............................      32,348
       5,800     Camden Property Trust
                   4.375% due 01/15/10.............................       5,654
     CAD 200     Canadian Government Bond
                   7.25% due 06/01/07..............................         179
     CAD 200     Canadian Government Bond
                   9.00% due 03/01/11..............................         209
       6,300     Credit Suisse First Boston USA, Inc.
                   6.125% due 11/15/11.............................       6,684
         175     Cullen/Frost Cap Trust I
                   2.86% due 03/01/34..............................         181
       3,800     Duke Realty LP
                   5.25% due 01/15/10..............................       3,842
     @ 2,885     ERAC USA Finance Co.
                   8.25% due 05/01/05..............................       2,895
       5,700     ERP Operating LP
                   6.63% due 04/13/05..............................       5,708
  EUR 63,275     France Government Bond OAT
                   4.00% due 10/25/13..............................      84,867
     EUR 200     French Treasury Note
                   3.50% due 01/12/08..............................         265
       EUR 1     French Treasury Note
                   5.00% due 07/12/05..............................           1
        @ 50     Goldman Sachs Group LP
                   7.25% due 10/01/05..............................          51
       3,025     Goldman Sachs Group, Inc.
                   5.125% due 01/15/15.............................       2,953
      13,680     Goldman Sachs Group, Inc.
                   5.25% due 04/01/13..............................      13,653
          75     Host Marriott LP
                   9.50% due 01/15/07..............................          79
  EUR 46,300     Italy Buoni Poliennali Del Tesoro
                   6.75% due 02/01/07..............................      64,549
     AUD 300     Italy Government International Bond
                   5.875% due 08/14/08.............................         231
          75     Lehman Brothers, Inc.
                   11.625% due 05/15/05............................          76
      +6,575     Merrill Lynch & Co., Inc.
                   4.125% due 09/10/09.............................       6,408
       4,600     Mexico Government International Bond
                   4.625% due 10/08/08.............................       4,543

  PRINCIPAL                                                            MARKET
    AMOUNT                                                             VALUE
  ---------                                                            ------
                 FINANCIAL SERVICES -- (CONTINUED)
  $    3,200     Mexico Government International Bond
                   5.875% due 01/15/14.............................  $    3,176
     +17,125     Mexico Government International Bond
                   6.625% due 03/03/15.............................      17,844
         200     Mexico Government International Bond
                   7.50% due 04/08/33..............................         212
       5,285     Mexico Government International Bond
                   8.125% due 12/30/19.............................       6,057
          70     Mexico Government International Bond
                   9.875% due 01/15/07.............................          76
       9,500     Morgan (J.P.) Chase & Co.
                   5.125% due 09/15/14.............................       9,350
         100     Morgan Stanley Dean Witter & Co.
                   6.30% due 01/15/06..............................         102
       @ 200     Prudential Holdings LLC
                   7.245% due 12/18/23.............................         235
        @ 96     Regional Diversified Funding
                   9.25% due 03/15/30..............................         111
       7,085     Rouse Co. (The)
                   7.20% due 09/15/12..............................       7,607
         100     Southern Investments UK PLC
                   6.80% due 12/01/06..............................         103
          40     Spieker Properties LP
                   8.00% due 07/19/05..............................          41
         200     Yorkshire Power Finance Ltd.
                   6.496% due 02/15/08.............................         207
                                                                     ----------
                                                                        420,624
                                                                     ----------
                 FOOD, BEVERAGE & TOBACCO -- 1.6%
          90     Altria Group, Inc.
                   7.00% due 11/04/13..............................          97
      16,700     Cadbury Schweppes Finance PLC
                   5.00% due 06/26/07..............................      16,860
       3,945     ConAgra Foods, Inc.
                   7.125% due 10/01/26.............................       4,594
       6,540     Delhaize America, Inc.
                   8.125% due 04/15/11.............................       7,269
     @ 4,150     Foster's Finance Corp.
                   4.875% due 10/01/14.............................       3,975
      12,100     General Mills, Inc.
                   2.625% due 10/24/06.............................      11,827
      12,975     Kellogg Co.
                   2.875% due 06/01/08.............................      12,363
          45     Philip Morris Co., Inc.
                   6.375% due 02/01/06.............................          46
                                                                     ----------
                                                                         57,031
                                                                     ----------
                 FOREST & PAPER PRODUCTS -- 1.0%
       5,350     Abitibi-Consolidated, Inc.
                   8.85% due 08/01/30..............................       5,016
       5,050     Carter Holt Harvey Ltd.
                   9.50% due 12/01/24..............................       6,880
       8,340     Domtar, Inc.
                   7.875% due 10/15/11.............................       9,272
      12,100     Potlatch Corp.
                   12.50% due 12/01/09.............................      14,933
                                                                     ----------
                                                                         36,101
                                                                     ----------

 HARTFORD TOTAL RETURN BOND HLS FUND

 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                            MARKET
    AMOUNT                                                             VALUE
  ---------                                                            ------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
                 HEALTH SERVICES -- 0.6%
  $  @ 4,310     Coventry Health Care, Inc.
                   5.875% due 01/15/12.............................  $    4,310
      +6,240     HCA, Inc.
                   6.375% due 01/15/15.............................       6,194
       4,935     HCA, Inc.
                   6.95% due 05/01/12..............................       5,122
         100     ING Capital Funding Trust III
                   8.439% due 12/31/49.............................         117
       2,484     Manor Care, Inc.
                   6.25% due 05/01/13..............................       2,621
       3,974     Manor Care, Inc.
                   7.50% due 06/15/06..............................       4,113
                                                                     ----------
                                                                         22,477
                                                                     ----------
                 HOTELS & GAMING -- 0.7%
       5,820     Marriott International, Inc.
                   7.875% due 09/15/09.............................       6,522
      10,325     Harrah's Operating Co., Inc.
                   5.50% due 07/01/10..............................      10,504
       8,540     Mohegan Tribal Gaming Authority
                   6.375% due 07/15/09.............................       8,476
                                                                     ----------
                                                                         25,502
                                                                     ----------
                 INSURANCE -- 1.3%
         700     Aetna, Inc.
                   7.375% due 03/01/06.............................         720
       6,350     Aetna, Inc.
                   7.875% due 03/01/11.............................       7,295
        @ 75     Americo Life, Inc.
                   7.875% due 05/01/13.............................          79
       4,700     Anthem, Inc.
                   6.80% due 08/01/12..............................       5,212
       ## 75     First American Capital Trust I
                   8.50% due 04/15/12..............................          84
      +5,400     Humana, Inc.
                   7.25% due 08/01/06..............................       5,594
     @ 3,500     Prudential Insurance Co. of America
                   6.375% due 07/26/06.............................       3,614
         550     Reliastar Financial Corp.
                   8.00% due 10/30/06..............................         583
       6,800     St. Paul Travelers Cos., Inc. (The)
                   8.125% due 04/15/10.............................       7,740
          35     Torchmark Corp.
                   7.875% due 05/15/23.............................          43
       2,882     Travelers Property Casualty Corp.
                   5.00% due 03/15/13..............................       2,833
    @  ## 50     URC Holdings Corp.
                   7.875% due 06/30/06.............................          52
      +5,865     UnitedHealth Group, Inc.
                   4.125% due 08/15/09.............................       5,760
       5,815     WellPoint Health Networks, Inc.
                   6.375% due 06/15/06.............................       5,963
                                                                     ----------
                                                                         45,572
                                                                     ----------

  PRINCIPAL                                                            MARKET
    AMOUNT                                                             VALUE
  ---------                                                            ------
                 MACHINERY -- 0.3%
  $    5,600     Briggs & Stratton Corp.
                   8.875% due 03/15/11.............................  $    6,384
     EUR 250     Deutsche Bundesrepublik
                   4.50% due 07/04/09..............................         344
     @ 5,550     Fondo LatinoAmericano De Reservas
                   3.00% due 08/01/06..............................       5,481
                                                                     ----------
                                                                         12,209
                                                                     ----------
                 MEDIA & ENTERTAINMENT -- 1.9%
       8,180     American Greetings Corp.
                   6.10% due 08/01/28..............................       8,528
       7,300     British Sky Broadcasting Group PLC
                   7.30% due 10/15/06..............................       7,626
       4,200     COX Radio, Inc.
                   6.375% due 05/15/05.............................       4,211
         500     Comcast Cable Communications
                   8.50% due 05/01/27..............................         642
         100     Comcast Corp.
                   10.625% due 07/15/12............................         128
       1,100     Continental Cablevision, Inc.
                   9.50% due 08/01/13..............................       1,172
       3,625     News America Holdings, Inc.
                   7.70% due 10/30/25..............................       4,214
       3,725     Park Place Entertainment Corp.
                   7.00% due 04/15/13..............................       3,995
       3,660     Shaw Communications, Inc.
                   8.25% due 04/11/10..............................       4,026
       4,025     TCI Communications, Inc.
                   8.75% due 08/01/15..............................       5,034
         100     Time Warner Cos., Inc.
                   7.57% due 02/01/24..............................         116
      16,300     Time Warner Entertainment Co., LP
                   8.375% due 03/15/23.............................      19,972
         250     Time Warner, Inc.
                   6.875% due 06/15/18.............................         275
         125     Time Warner, Inc.
                   7.75% due 06/15/05..............................         126
      +5,775     Walt Disney Co. (The)
                   6.375% due 03/01/12.............................       6,208
                                                                     ----------
                                                                         66,273
                                                                     ----------
                 METALS, MINERALS & MINING -- 1.1%
     @ 5,645     Corp. Nacional del Cobre de Chile
                   4.75% due 10/15/14..............................       5,356
       7,200     Inco Ltd.
                   7.75% due 05/15/12..............................       8,334
      12,085     International Steel Group, Inc.
                   6.50% due 04/15/14..............................      12,327
       7,300     Placer Dome, Inc.
                   7.125% due 06/15/07.............................       7,700
      +5,125     Vale Overseas Ltd.
                   8.25% due 01/17/34..............................       5,330
                                                                     ----------
                                                                         39,047
                                                                     ----------

--------------------------------------------------------------------------------

  PRINCIPAL                                                            MARKET
    AMOUNT                                                             VALUE
  ---------                                                            ------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
                 REAL ESTATE -- 0.2%
  $       75     EOP Operating LP
                   8.375% due 03/15/06.............................  $       78
     @ 8,425     Westfield Capital Corp.
                   5.125% due 11/15/14.............................       8,298
                                                                     ----------
                                                                          8,376
                                                                     ----------
                 RETAIL -- 0.9%
       8,400     Aramark Services, Inc.
                   7.10% due 12/01/06..............................       8,753
      +7,275     Ingles Markets, Inc.
                   8.875% due 12/01/11.............................       7,457
          80     McDonald's Corp.
                   7.05% due 11/15/25..............................          84
     +11,280     Penney (J.C.) Co., Inc.
                   7.65% due 08/15/16..............................      10,716
       4,965     Staples, Inc.
                   7.125% due 08/15/07.............................       5,278
                                                                     ----------
                                                                         32,288
                                                                     ----------
                 SOFTWARE & SERVICES -- 0.2%
          65     AOL Time Warner, Inc.
                   6.125% due 04/15/06.............................          66
       3,000     Fiserv, Inc.
                   3.00% due 06/27/08..............................       2,861
                                                                     ----------
                                                                          2,927
                                                                     ----------
                 TRANSPORTATION -- 2.0%
       4,841     American Airlines
                   6.978% due 04/01/11.............................       4,899
         100     Boeing Capital Corp.
                   4.29% due 06/20/05..............................         100
      +7,200     Boeing Capital Corp.
                   5.75% due 02/15/07..............................       7,394
         250     Boeing Capital Corp.
                   6.10% due 03/01/11..............................         266
    @ 16,750     Bombardier, Inc.
                   6.30% due 05/01/14..............................      14,070
       3,800     Fedex Corp.
                   3.50% due 04/01/09..............................       3,655
       5,000     Ford Motor Credit Co.
                   5.70% due 01/15/10..............................       4,710
         +75     General Motors Acceptance Corp.
                   4.50% due 07/15/06..............................          73
         150     General Motors Acceptance Corp.
                   5.25% due 05/16/05..............................         150
         100     General Motors Acceptance Corp.
                   6.75% due 01/15/06..............................         101
      +8,750     General Motors Acceptance Corp.
                   6.75% due 12/01/14..............................       7,558
       6,430     General Motors Corp.
                   8.80% due 03/01/21..............................       5,784
         325     Roadway Corp.
                   8.25% due 12/01/08..............................         357
     +10,835     Royal Bank of Scotland Group PLC
                   6.875% due 12/01/13.............................      11,295
       6,773     Textron Financial Corp.
                   5.875% due 06/01/07.............................       6,996
                                                                     ----------
                                                                         67,408
                                                                     ----------

  PRINCIPAL                                                            MARKET
    AMOUNT                                                             VALUE
  ---------                                                            ------
                 UTILITIES -- 6.3%
  $       50     AmerenEnergy Generating Co.
                   7.75% due 11/01/05..............................  $       51
       2,940     Buckeye Partners LP
                   5.30% due 10/15/14..............................       2,912
       8,530     Carolina Power & Light Co.
                   5.125% due 09/15/13.............................       8,535
       6,080     Carolina Power & Light Co.
                   6.125% due 09/15/33.............................       6,401
       1,750     Centerior Energy Corp.
                   7.13% due 07/01/07..............................       1,849
         175     Centerpoint Energy Resources Corp.
                   6.50% due 02/01/08..............................         184
         +50     Centerpoint Energy, Inc.
                   5.875% due 06/01/08.............................          52
      +7,475     Centerpoint Energy, Inc.
                   6.85% due 06/01/15..............................       8,163
      +9,960     Commonwealth Edison Co.
                   4.70% due 04/15/15..............................       9,653
         125     Consolidated Edison Co. of New York
                   7.75% due 06/01/26..............................         132
       8,225     Consolidated Natural Gas Co.
                   5.375% due 11/01/06.............................       8,375
       4,000     Consumers Energy Co.
                   5.15% due 02/15/17..............................       3,853
       5,575     Consumers Energy Co.
                   6.25% due 09/15/06..............................       5,732
       3,875     Detroit Edison Co. (The)
                   6.125% due 10/01/10.............................       4,121
          80     Dominion Resources, Inc.
                   5.25% due 08/01/33..............................          80
       6,080     Duke Energy Corp.
                   3.75% due 03/05/08..............................       5,964
      +7,300     El Paso CGP Co.
                   6.50% due 06/01/08..............................       7,154
       8,600     FPL Group Capital, Inc.
                   3.25% due 04/11/06..............................       8,546
       7,600     Florida Power & Light Co.
                   5.65% due 02/01/35..............................       7,804
      13,500     France Telecom S.A.
                   8.00% due 03/01/11..............................      15,447
         150     France Telecom S.A.
                   8.75% due 03/01/31..............................         197
       1,475     Kansas Gas & Electric Co.
                   6.20% due 01/15/06..............................       1,502
        @ 92     Kern River Funding Corp.
                   4.893% due 04/30/18.............................          92
      15,960     Kinder Morgan Energy Partners LP
                   5.80% due 03/15/35..............................      15,116
         150     Kinder Morgan, Inc.
                   6.80% due 03/01/08..............................         159
      11,190     Monongahela Power Co.
                   6.70% due 06/15/14..............................      12,067
         150     New England Telephone & Tele Co.
                   7.65% due 06/15/07..............................         160
         113     Niagara Mohawk Power Corp.
                   7.625% due 10/01/05.............................         116
       5,000     Northern States Power Co.
                   2.875% due 08/01/06.............................       4,930

 HARTFORD TOTAL RETURN BOND HLS FUND

 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                            MARKET
    AMOUNT                                                             VALUE
  ---------                                                            ------
CORPORATE BONDS: INVESTMENT GRADE -- (CONTINUED)
                 UTILITIES -- (CONTINUED)
  $   +7,750     Northern States Power Co.
                   8.00% due 08/28/12..............................  $    9,228
     @ 4,150     Northwestern Corp.
                   7.30% due 12/01/06..............................       4,288
       7,300     Pacificorp
                   5.45% due 09/15/13..............................       7,526
       3,100     Pacificorp
                   6.12% due 01/15/06..............................       3,155
       4,890     Panhandle Eastern Pipeline
                   2.75% due 03/15/07..............................       4,735
       8,090     Plains All American Pipeline LP
                   5.625% due 12/15/13.............................       8,170
     @ 1,960     Potomac Edison Co.
                   5.35% due 11/15/14..............................       1,946
       4,850     Public Service Co. of Colorado
                   4.875% due 03/01/13.............................       4,815
     @ 3,972     Ras Laffan Liquefied Natural Gas Co., Ltd.
                   3.437% due 09/15/09.............................       3,877
       8,000     Sierra Pacific Power Co.
                   8.00% due 06/01/08..............................       8,480
       3,613     Southern California Edison Co.
                   8.00% due 02/15/07..............................       3,847
         850     Tennessee Gas Pipeline Co.
                   7.00% due 10/15/28..............................         834
         500     Tennessee Gas Pipeline Co.
                   7.50% due 04/01/17..............................         537
       4,150     Texas-New Mexico Power Co.
                   6.125% due 06/01/08.............................       4,244
       7,165     Waste Management, Inc.
                   7.00% due 10/15/06..............................       7,455
         150     Waste Management, Inc.
                   7.375% due 08/01/10.............................         167
       1,400     Westar Energy, Inc.
                   5.15% due 01/01/17..............................       1,370
       3,425     Westar Energy, Inc.
                   7.875% due 05/01/07.............................       3,660
                                                                     ----------
                                                                        217,681
                                                                     ----------
                 Total corporate bonds: investment grade
                   (cost $1,436,119)...............................  $1,439,944
                                                                     ==========
CORPORATE BONDS: NON-INVESTMENT GRADE -- 0.9%
                 CHEMICALS -- 0.0%
          40     Equister Chemicals LP
                   10.125% due 09/01/08............................  $       44
                                                                     ----------
                 COMMUNICATIONS -- 0.2%
      L  100     Adelphia Communications Corp. (Default)
                   10.875% due 10/01/10............................          89
      +6,800     Intelsat Ltd.
                   6.50% due 11/01/13..............................       5,457
         748     MCI, Inc.
                   6.908% due 05/01/07.............................         761
         748     MCI, Inc.
                   7.688% due 05/01/09.............................         778
                                                                     ----------
                                                                          7,085
                                                                     ----------

  PRINCIPAL                                                            MARKET
    AMOUNT                                                             VALUE
  ---------                                                            ------
                 CONSUMER DURABLES -- 0.4%
  $   12,375     Manufacturers & Traders
                   2.405% due 06/20/06.............................  $   12,377
         +65     Owens-Illinois, Inc.
                   7.50% due 05/15/10..............................          67
                                                                     ----------
                                                                         12,444
                                                                     ----------
                 FINANCIAL SERVICES -- 0.3%
      12,470     Brazilian Government International Bond
                   7.875% due 03/07/15.............................      11,847
                                                                     ----------
                 HEALTH SERVICES -- 0.0%
        +250     HCA, Inc.
                   7.00% due 07/01/07..............................         259
                                                                     ----------
                 HOTELS & GAMING -- 0.0%
          75     Intrawest Corp.
                   7.50% due 10/15/13..............................          75
                                                                     ----------
                 UTILITIES -- 0.0%
        @ 60     Dynegy Holdings, Inc.
                   10.125% due 07/15/13............................          65
                                                                     ----------
                 Total corporate bonds: non-investment grade
                   (cost $32,404)..................................  $   31,819
                                                                     ==========
INTEREST ONLY -- 1.7%
                 FINANCIAL SERVICES -- 1.7%
     288,928     Banc of America Commercial Mortgage, Inc., Series
                   2004-6, Class XP
                   4.21% due 12/10/42..............................  $    7,881
    @ 35,020     Banc of America Commercial Mortgage, Inc., Series
                   2003-1, Class XP2
                   4.14% due 09/11/36..............................       4,770
   @ 148,250     Bear Stearns Commercial Mortgage Securities, Inc.,
                   Series 2004-PWR3, Class X1
                   7.77% due 02/11/41..............................       3,367
      85,125     Bear Stearns Commercial Mortgage Securities, Inc.,
                   Series 2004-PWR5, Class X2
                   4.25% due 07/11/42..............................       3,648
      67,095     Bear Stearns Commercial Mortgage Securities, Inc.,
                   Series 2005-PWR6, Class X2
                   4.40% due 11/11/41..............................       2,398
      74,619     GMAC Commercial Mortgage Securities, Inc., Series
                   2004-C3, Class X2
                   4.12% due 12/10/41..............................       2,390
     183,000     GS Mortgage Securities Corp., Series 2004-GG2,
                   Class XP
                   4.10% due 08/01/38..............................       2,902
    @ 72,059     Merrill Lynch Mortgage Trust, Series 2004-BCPI,
                   Class S
                   3.84% due 09/12/41..............................       3,107
    @ 66,249     Morgan (J.P.) Chase Commercial Mortgage Securities
                   Corp., Series 2004-C1, Class X2
                   3.99% due 01/15/38..............................       2,910

--------------------------------------------------------------------------------

  PRINCIPAL                                                            MARKET
    AMOUNT                                                             VALUE
  ---------                                                            ------
INTEREST ONLY -- (CONTINUED)
                 FINANCIAL SERVICES -- (CONTINUED)
  $  336,727     Morgan (J.P.) Chase Commercial Mortgage Securities
                   Corp., Series 2004-C3, Class X2
                   4.19% due 01/15/42..............................  $    7,548
     717,600     Morgan (J.P.) Commercial Mortgage Securities,
                   Series 2005-CB11, Class X2
                   4.25% due 08/12/37..............................       4,327
      46,200     Tennessee Valley Linked Call Strips, Series
                   2002-TVA-1, Class
                   6.46% due 11/01/25..............................      10,890
    @ 64,990     Wachovia Bank Commercial Mortgage Trust, Series
                   2004-C10, Class XP
                   4.04% due 02/15/41..............................       2,660
                                                                     ----------
                                                                         58,798
                                                                     ----------
                 Total interest only
                   (cost $60,375)..................................  $   58,798
                                                                     ==========
MUNICIPAL BONDS -- 0.4%
                 FINANCIAL SERVICES -- 0.4%
         275     Industry California Urban Development Agency
                   6.10% due 05/01/24..............................         283
      15,200     State of Illinois
                   5.10% due 06/01/33..............................      14,505
                                                                     ----------
                 Total municipal bonds
                   (cost $15,482)..................................  $   14,788
                                                                     ==========
U.S. GOVERNMENT AGENCIES -- 28.4%
                 FEDERAL HOME LOAN MORTGAGE CORPORATION -- 8.0%
      21,000     4.10% due 01/28/2014..............................      20,450
 ### 131,693     5.50% due 10/01/18 -- 05/01/34....................     132,050
 ### 125,187     6.00% due 04/01/17 -- 09/01/34....................     128,140
          18     6.50% due 07/01/16 -- 08/01/32....................          18
          31     7.50% due 09/01/29 -- 11/01/31....................          33
                                                                     ----------
                                                                        280,691
                                                                     ----------
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 14.0%
         250     4.396% due 02/17/2009.............................         250
  ### 55,775     4.50% due 04/01/34................................      52,917
 ### 214,886     5.00% due 02/01/18 -- 01/01/35....................     212,363
 ### 142,052     5.50% due 04/01/18 -- 01/01/34....................     143,036
      60,501     6.00% due 07/01/12 -- 10/01/34....................      62,024
      19,071     6.50% due 11/01/14 -- 11/01/34....................      19,813
          72     7.00% due 02/01/16 -- 09/01/32....................          76
       2,754     7.50% due 11/01/15 -- 05/01/32....................       2,947
           9     8.00% due 04/01/32................................          10
                                                                     ----------
                                                                        493,436
                                                                     ----------
                 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 6.4%
  ### 80,210     5.00% due 05/15/33 -- 06/15/34....................      79,133
  ### 64,591     5.50% due 03/15/33 -- 10/20/34....................      65,184
      38,360     6.00% due 12/15/31 -- 09/15/34....................      39,433
      40,868     6.50% due 02/15/28 -- 09/15/32....................      42,740
         185     7.00% due 06/20/30 -- 08/15/31....................         195

  PRINCIPAL                                                            MARKET
    AMOUNT                                                             VALUE
  ---------                                                            ------
                 GOVERNMENT NATIONAL MORTGAGE
                 ASSOCIATION -- (CONTINUED)
  $        1     7.50% due 01/15/32................................  $        1
          25     8.50% due 11/15/24................................          28
                                                                     ----------
                                                                        226,714
                                                                     ----------
                 Total U.S. government agencies
                   (cost $1,005,215)...............................  $1,000,841
                                                                     ==========
U.S. GOVERNMENT SECURITIES -- 14.3%
                 FEDERAL FARM CREDIT BANK -- 0.1%
       2,350     6.43% due 02/20/2007..............................       2,468
                                                                     ----------
                 U.S. TREASURY BONDS -- 3.4%
     +56,420     3.375% due 02/15/08...............................      55,574
     +38,153     5.375% due 02/15/31...............................      41,582
     +18,075     6.875% due 08/15/25...............................      22,683
                                                                     ----------
                                                                        119,839
                                                                     ----------
                 U.S. TREASURY INFLATION INDEXED SECURITIES -- 2.6%
     +30,900     2.00% due 07/15/14................................      31,562
     +22,726     2.375% due 01/15/25...............................      24,445
     +32,919     3.625% due 01/15/08...............................      35,404
                                                                     ----------
                                                                         91,411
                                                                     ----------
                 U.S. TREASURY NOTES -- 8.2%
    +101,600     1.875% due 11/30/05...............................     100,695
      +3,930     3.00% due 11/15/07................................       3,845
      +1,060     3.375% due 02/28/07...............................       1,052
     +50,990     4.00% due 02/15/15................................      48,990
    +135,935     4.00% due 03/15/10................................     134,873
                                                                     ----------
                                                                        289,455
                                                                     ----------
                 Total U.S. government securities
                   (cost $503,717).................................  $  503,173
                                                                     ==========
   SHARES
   ------
SHORT-TERM SECURITIES -- 29.1%
                 INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
                 SECURITIES -- 16.6%
     584,343     State Street Navigator Securities Lending Prime
                   Portfolio.......................................  $  584,343
                                                                     ----------
 PRINCIPAL
   AMOUNT
 ---------
                 REPURCHASE AGREEMENTS -- 12.5%
  $  151,790     BPN Paribas Joint Repurchase Agreement, dated
                   03/31/05; Proceeds at maturity $151,802
                   (Collateralized by U.S. Treasury Bonds,
                   5.25%-8.875% due 08/15/17-11/15/28.)
                   2.63% due 04/01/05..............................     151,790
     136,611     RBS Greenwich Capital Markets Joint Repurchase
                   Agreement, dated 03/31/05; Proceeds at maturity
                   $136,621 (Collateralized by U.S. Treasury Bonds,
                   6.25%-10.00% due 05/15/10-08/15/2023 and U.S.
                   Treasury Notes, 1.875% due 11/30/05.)
                   2.60% due 04/01/05..............................     136,611

 HARTFORD TOTAL RETURN BOND HLS FUND

 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

  PRINCIPAL                                                            MARKET
    AMOUNT                                                             VALUE
  ---------                                                            ------
SHORT-TERM SECURITIES -- (CONTINUED)
                 REPURCHASE AGREEMENTS -- (CONTINUED)
  $  151,101     UBS Warburg Joint Repurchase Agreement, dated
                   03/31/05; Proceeds at maturity $151,112
                   (Collateralized by U.S. Treasury Bonds,
                   10.00%-12.75% due 05/15/10-08/15/14 and U.S.
                   Treasury Notes, 2.75%-5.625% due
                   06/30/06-05/15/08.)
                   2.64% due 04/01/05..............................  $  151,101
                                                                     ----------
                                                                        439,502
                                                                     ----------
                 Total short-term securities
                   (cost $1,023,845)...............................  $1,023,845
                                                                     ==========
                 INVESTMENTS IN SECURITIES AT VALUE
                   (TOTAL COST $4,472,018)s-- 126.7%...............   4,460,591
                 OTHER ASSETS, LESS LIABILITIES -- (26.7%).........    (940,274)
                                                                     ----------
                 NET ASSETS -- 100.0%..............................  $3,520,317
                                                                     ==========


Note: Market value of investments in foreign securities represents 15.5% of total net assets as of March 31, 2005.

    *  Non-income producing during the period.

    +  All or a portion of this security was on loan as of March 31, 2005.

    @  Securities exempt from under Rule 144A of the Securities Act of 1933.
       These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the market value of these securities amounted to $143,619 or 4.1% of the total net assets.

   ##  Illiquid Securities.





                                                          ACQUISITION                MARKET
                                                              COST                   VALUE
                                                           PERCENTAGE              PERCENTAGE
                              ACQUISITION   ACQUISITION    OF FUND'S     MARKET    OF FUND'S
SECURITY                        DATE(S)        COST        NET ASSETS    VALUE     NET ASSETS
--------                      -----------   -----------   ------------   ------   ------------
Centura Capital Trust I.....   5/22/03         $314            --%        $278         --%
First American Capital Trust
 I..........................   2/13/04           86            --           84         --
Iridium World
 Communications, Inc. ......   7/11/97           97            --           @@         --
Ntelos Inc. ................   7/21/00            1            --           @@         --
URC Holdings Corp. .........   10/8/03           54            --           52         --




   @@ Due to the presentation of the financial statements in thousands, the number of shares and/or market value round to zero.

    L  Debt security in default due to bankruptcy.

    s At March 31, 2005, the cost of securities for federal income tax purposes is $4,472,689 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

       Unrealized appreciation..................................................  $ 37,947
       Unrealized depreciation..................................................   (50,045)
                                                                                  --------
       Net Unrealized depreciation..............................................  $(12,098)
                                                                                  ========

  ### The cost of the securities purchased on a when-issued basis at March 31, 2005 was $373,330.
    I  All principal amounts are in U.S. dollars unless otherwise indicated.
       AUD -- Australian Dollar
       CAD -- Canadian Dollar
       EUR -- Euro

For information regarding the Fund's policy on valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

        FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AT MARCH 31, 2005

                                                                                                          UNREALIZED APPRECIATION
                DESCRIPTION                     MARKET VALUE      CONTRACT AMOUNT      DELIVERY DATE          (DEPRECIATION)
                -----------                     ------------      ---------------      -------------      -----------------------
EURO (SELL)                                       $258,186           $260,597            4/26/2005                $ 2,411
EURO (SELL)                                         34,548             34,220            4/26/2005                   (328)
EURO (BUY)                                          34,522             35,463            4/26/2005                   (941)
EURO (BUY)                                          34,522             35,719            4/26/2005                 (1,197)
EURO (SELL)                                         34,522             35,260            4/26/2005                    738
EURO (SELL)                                         34,522             35,031            4/26/2005                    509
                                                                                                                  -------
                                                                                                                  $ 1,192
                                                                                                                  =======

 HARTFORD VALUE HLS FUND

 SCHEDULE OF INVESTMENTS
 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
COMMON STOCKS -- 99.8%
            BANKS -- 16.4%
    299     Bank of America Corp. ............................  $ 13,199
    266     Citigroup, Inc. ..................................    11,972
     50     Golden West Financial Corp. ......................     3,001
    124     Morgan (J.P.) Chase & Co. ........................     4,292
    139     National City Corp. ..............................     4,643
     39     PNC Financial Services Group, Inc. ...............     1,982
     42     SunTrust Banks, Inc. .............................     2,998
     43     Washington Mutual, Inc. ..........................     1,691
     70     Wells Fargo & Co. ................................     4,168
                                                                --------
                                                                  47,946
                                                                --------
            BUSINESS SERVICES -- 0.5%
     33     Manpower, Inc. ...................................     1,445
                                                                --------
            CHEMICALS -- 3.5%
     74     Dow Chemical Co. (The)............................     3,689
    126     du Pont (E.I.) de Nemours & Co. ..................     6,477
                                                                --------
                                                                  10,166
                                                                --------
            COMMUNICATIONS -- 5.7%
    188     BellSouth Corp. ..................................     4,948
   *179     Nokia Corp., ADR..................................  $  2,762
    115     SBC Communications, Inc. .........................     2,717
     92     Scientific-Atlanta, Inc. .........................     2,608
    167     Sprint Corp.-FON Group............................     3,806
                                                                --------
                                                                  16,841
                                                                --------
            CONSUMER NON-DURABLES -- 1.0%
     83     Tyco International Ltd. ..........................     2,805
                                                                --------
            DRUGS -- 4.7%
    194     Pfizer, Inc. .....................................     5,088
   *106     Watson Pharmaceuticals, Inc. .....................     3,245
    127     Wyeth.............................................     5,336
                                                                --------
                                                                  13,669
                                                                --------
            ELECTRICAL EQUIPMENT -- 2.5%
     61     Rockwell Automation, Inc. ........................     3,466
   *272     Teradyne, Inc. ...................................     3,974
                                                                --------
                                                                   7,440
                                                                --------
            ELECTRONICS -- 3.1%
     95     Emerson Electric Co. .............................     6,194
    128     Intel Corp. ......................................     2,964
                                                                --------
                                                                   9,158
                                                                --------
            ENERGY & SERVICES -- 12.6%
     77     ConocoPhillips....................................     8,347
    268     ExxonMobil Corp. .................................    15,979
    189     GlobalSantaFe Corp. ..............................     6,989
   +102     Shell Transport & Trading Co., PLC, ADR...........     5,561
                                                                --------
                                                                  36,876
                                                                --------
            FINANCIAL SERVICES -- 3.2%
     57     Goldman Sachs Group, Inc. ........................     6,302
     53     Morgan Stanley Dean Witter & Co. .................     3,057
                                                                --------
                                                                   9,359
                                                                --------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
            FOOD, BEVERAGE & TOBACCO -- 3.7%
     97     Kellogg Co. ......................................  $  4,189
    125     PepsiCo., Inc. ...................................     6,650
                                                                --------
                                                                  10,839
                                                                --------
            FOREST & PAPER PRODUCTS -- 1.0%
     46     Kimberly-Clark Corp. .............................     3,017
                                                                --------
            INSURANCE -- 5.3%
     59     Ace Ltd. .........................................     2,435
     39     Chubb Corp. (The).................................     3,052
     85     Principal Financial Group (The)...................     3,268
    *54     WellPoint, Inc. ..................................     6,794
                                                                --------
                                                                  15,549
                                                                --------
            MACHINERY -- 5.5%
   *151     Applied Materials, Inc. ..........................     2,452
    108     Caterpillar, Inc. ................................     9,866
    *77     Lam Research Corp. ...............................     2,231
     26     Parker-Hannifin Corp. ............................     1,572
                                                                --------
                                                                  16,121
                                                                --------
            MEDIA & ENTERTAINMENT -- 3.3%
   *164     Comcast Corp., Class A............................     5,540
   *233     Time Warner, Inc. ................................     4,082
                                                                --------
                                                                   9,622
                                                                --------
            MEDICAL INSTRUMENTS & SUPPLIES -- 2.3%
    117     Baxter International, Inc. .......................     3,965
     41     Beckman Coulter, Inc. ............................     2,698
                                                                --------
                                                                   6,663
                                                                --------
            METALS, MINERALS & MINING -- 4.5%
    228     Alcoa, Inc. ......................................     6,917
     32     Illinois Tool Works, Inc. ........................     2,892
     42     Precision Castparts Corp. ........................     3,219
                                                                --------
                                                                  13,028
                                                                --------
            RETAIL -- 6.4%
    132     CVS Corp. ........................................     6,941
    159     Dollar General Corp. .............................     3,475
    *62     Huntsman Corp. ...................................     1,444
    121     McDonald's Corp. .................................     3,774
     79     Wendy's International, Inc. ......................     3,088
                                                                --------
                                                                  18,722
                                                                --------
            RUBBER & PLASTICS PRODUCTS -- 1.3%
     47     NIKE, Inc., Class B...............................     3,882
                                                                --------
            TRANSPORTATION -- 5.0%
    139     CSX Corp. ........................................     5,781
     32     General Dynamics Corp. ...........................     3,383
     37     Lear Corp. .......................................     1,619
    261     Southwest Airlines Co. ...........................     3,722
                                                                --------
                                                                  14,505
                                                                --------
            UTILITIES -- 8.3%
     60     Dominion Resources, Inc. .........................     4,429
     55     Entergy Corp. ....................................     3,858
    164     Exelon Corp. .....................................     7,503
     45     PPL Corp. ........................................     2,403
     17     Progress Energy, Inc. ............................       696

 HARTFORD VALUE HLS FUND

 MARCH 31, 2005
 (000'S OMITTED)
--------------------------------------------------------------------------------

                                                                 MARKET
 SHARES                                                          VALUE
---------                                                       --------
COMMON STOCKS -- (CONTINUED)
            UTILITIES -- (CONTINUED)
     57     Scana Corp. ......................................  $  2,190
     38     TXU Corp. ........................................     2,994
                                                                --------
                                                                  24,073
                                                                --------
            Total common stocks
              (cost $250,048).................................  $288,964
                                                                ========
SHORT-TERM SECURITIES -- 6.9%
            INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED
            SECURITIES -- 1.3%
  3,707     Boston Global Investment Trust....................     3,707
                                                                --------
PRINCIPAL
AMOUNT
---------
            REPURCHASE AGREEMENTS -- 5.6%
 $1,299     ABN Amro Joint Repurchase Agreement, dated
              03/31/05; Proceeds at maturity $1,299
              (Collateralized by U.S. Treasury Bills, 2.66%
              due 06/02/05-06/09/05.)
              2.64% due 04/01/05..............................     1,299
  1,819     ABN Amro Joint TriParty Repurchase Agreement,
              dated 03/31/05; Proceeds at maturity $1,819
              (Collateralized by Federal Home Loan Mortgage
              Corp., 1.875%-10.00% due 02/06/06-02/01/32 and
              Federal Home Loan Bank, 2.25%-3.875% due
              10/21/05-08/14/09.)
              2.80% due 04/01/05..............................     1,819
    928     Deutsche Bank Securities Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $928 (Collateralized by Federal Home Loan
              Mortgage Corp., 4.50%-5.50% due 11/01/17-1/01/35
              and Federal National Mortgage Association,
              4.00%-6.50% due 02/01/19-12/01/34.)
              2.85% due 04/01/05..............................       928
  3,675     J.P. Morgan Chase Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $3,675 (Collateralized by Federal National
              Mortgage Association, 4.00%-10.50% due
              02/01/06-03/01/35.)
              2.87% due 04/01/05..............................     3,675
 $  705     Lehman Brothers Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $705 (Collateralized by Federal National
              Mortgage Association, 3.50%-7.50% due
              08/01/13-03/01/35 and Government National
              Mortgage Association, 8.00% due 06/25/17.)
              2.83% due 04/01/05..............................       705

PRINCIPAL                                                        MARKET
 AMOUNT                                                          VALUE
---------                                                       --------
            REPURCHASE AGREEMENTS -- (CONTINUED)
    135     UBS Securities Joint Repurchase Agreement, dated
              03/31/05; Proceeds at maturity $135
              (Collateralized by Treasury Inflation Protected
              Securities, 3.375% due 04/15/32.)
              2.66% due 04/01/05..............................  $    135
  7,907     UBS Securities Joint TriParty Repurchase
              Agreement, dated 03/31/05; Proceeds at maturity
              $7,908 (Collateralized by Federal Home Loan
              Mortgage Corp., 4.00%-11.50% due
              05/01/05-04/01/35 and Federal National Mortgage
              Association, 3.50%-11.50% due
              09/01/05-03/01/35).
              2.88% due 04/01/05..............................     7,907
                                                                --------
                                                                  16,468
                                                                --------
            Total short-term securities (cost $20,175)........  $ 20,175
                                                                ========
            INVESTMENTS IN SECURITIES AT VALUE
              (TOTAL COST $270,223)S -- 106.8%................   311,901
            OTHER ASSETS, LESS LIABILITIES -- (6.8%)..........   (19,737)
                                                                --------
            NET ASSETS -- 100.0%..............................  $292,164
                                                                ========

Note: Market value of investments in foreign securities represents 2.8% of total net assets as of March 31, 2005.
    *  Non-income producing during the period.
    +  All or a portion of this security was on loan as of March 31, 2005.
    S At March 31, 2005, the cost of securities for federal income tax purposes is $271,569 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

   Unrealized appreciation...........................  $46,118
   Unrealized depreciation...........................   (5,786)
                                                       -------
   Net Unrealized appreciation.......................  $40,332
                                                       =======
For information regarding the Fund's policy on valuation of
investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual report.

ITEM 2. CONTROLS AND PROCEDURES.

         (a) Based on an evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report, the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the date of this report, including ensuring that information required to be disclosed in the report is accumulated and communicated to the Registrant's management, including the Registrant's officers, as appropriate, to allow timely decisions regarding required disclosure.

         (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.  EXHIBITS.

         (a) Section 302 certifications of the principal executive officer and principal financial officer of Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                               HARTFORD SERIES FUND, INC.


Date:  May 16, 2005            By: /s/ David M. Znamierowski
                                   ---------------------------------------------
                                   David M. Znamierowski
                                   Its: President


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



Date:  May 16, 2005            By: /s/ David M. Znamierowski
                                   ---------------------------------------------
                                   David M. Znamierowski
                                   Its: President


Date:  May 16, 2005            By: /s/ Tamara L. Fagely
                                   ---------------------------------------------
                                   Tamara L. Fagely
                                   Its: Vice President, Controller and Treasurer

                                  EXHIBIT LIST


99.CERT    10(a)  Certifications

                  (i) Section 302 certification of principal executive officer

                  (ii) Section 302 certification of principal financial officer